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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington		98402
(Address of principal executive offices)		(Zip code)

Gregory J. Lyons, Secretary 909 A Street Tacoma, Washington 98402 253-439-2406
(Name and address of agent for service)

Registrant’s telephone number, including area code:	253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2007 to February 29, 2008

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund – Class R

LS Growth Fund

LS Growth Fund – Class R

LS Income and Growth Fund

LS Income and Growth Fund – Class R

Semiannual Report

February 29, 2008

SSgA Life SolutionsSM Funds

Semiannual Report

February 29, 2008 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Life Solutions
Balanced Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$935.60	$1,022.82
Expenses Paid During Period*	$1.97	$2.06

* Expenses are equal to the Fund's expense ratio of 0.41% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$933.70	$1,020.59
Expenses Paid During Period*	$4.13	$4.32

* Expenses are equal to the Fund's expense ratio of 0.86% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Life Solutions Balanced Fund
3

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.1%
Bonds - 36.5%
SPDR Lehman Aggregate Bond ETF	274,509	15,013
SSgA Bond Market Fund	471,414	4,026
		19,039
Domestic Equities - 45.3%
SSgA Concentrated Growth Opportunities Fund	838,208	8,063
SSgA Core Edge Equity Fund	660,852	6,179
SSgA Core Opportunities Fund	47,675	995
SSgA Large Cap Value Fund	677,141	6,291
SSgA S&P 500 Index Fund	98,107	2,155
		23,683
International Equities - 12.3%
SSgA International Growth Opportunities Fund	124,031	1,647
SSgA International Stock Selection Fund	372,043	4,788
		6,435

	Shares	Market Value $
Short-Term Investments - 6.0%
SSgA Money Market Fund	3,123,600	3,124
Total Investments - 100.1% (identified cost $49,976)		52,281
Other Assets and Liabilities, Net - (0.1%)		(39)
Net Assets - 100.0%		52,242

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Bonds	36.5
Domestic Equities	45.3
International Equities	12.3
Short-Term Investments	6.0
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund
5

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SSgA Life Solutions
Growth Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$922.80	$1,022.63
Expenses Paid During Period*	$2.15	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$920.80	$1,020.84
Expenses Paid During Period*	$3.87	$4.07

* Expenses are equal to the Fund's expense ratio of 0.81% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund
7

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SSgA Life Solutions
Growth Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.0%
Bonds - 16.1%
SPDR Lehman Aggregate Bond ETF	69,087	3,779
SSgA Bond Market Fund	112,782	963
		4,742
Domestic Equities - 60.6%
SSgA Concentrated Growth Opportunities Fund	532,811	5,126
SSgA Core Edge Equity Fund	628,317	5,875
SSgA Core Opportunities Fund	28,564	596
SSgA Large Cap Value Fund	419,945	3,901
SSgA S&P 500 Index Fund	105,970	2,328
		17,826
International Equities - 17.3%
SSgA International Growth Opportunities Fund	82,158	1,091
SSgA International Stock Selection Fund	309,338	3,981
		5,072

	Shares	Market Value $
Short-Term Investments - 6.0%
SSgA Money Market Fund	1,778,164	1,778
Total Investments - 100.0% (identified cost $27,190)		29,418
Other Assets and Liabilities, Net - (0.0%)		(13)
Net Assets - 100.0%		29,405

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Bonds	16.1
Domestic Equities	60.6
International Equities	17.3
Short-Term Investments	6.0
Total Investments	100.0
Other Assets and Liabilities, Net	(—	)*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund
9

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SSgA Life Solutions
Income and Growth Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$949.40	$1,022.63
Expenses Paid During Period*	$2.18	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$947.30	$1,021.08
Expenses Paid During Period*	$3.68	$3.82

* Expenses are equal to the Fund's expense ratio of 0.76% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund
11

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SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $
Investments - 100.2%
Bonds - 56.5%
SPDR Lehman Aggregate Bond ETF	143,130	7,828
SSgA Bond Market Fund	202,970	1,733
		9,561
Domestic Equities - 30.6%
SSgA Concentrated Growth Opportunities Fund	154,909	1,490
SSgA Core Edge Equity Fund	167,212	1,564
SSgA Core Opportunities Fund	19,233	401
SSgA Large Cap Value Fund	111,977	1,040
SSgA S&P 500 Index Fund	31,343	689
		5,184
International Equities - 7.0%
SSgA International Growth Opportunities Fund	22,605	300
SSgA International Stock Selection Fund	68,640	884
		1,184

	Shares	Market Value $
Short-Term Investments - 6.1%
SSgA Money Market Fund	1,030,092	1,030
Total Investments - 100.2% (identified cost $16,443)		16,959
Other Assets and Liabilities, Net - (0.2%)		(30)
Net Assets - 100.0%		16,929

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Bonds	56.5
Domestic Equities	30.6
International Equities	7.0
Short-Term Investments	6.1
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund
13

SSgA
Life Solutions Funds

Statements of Assets and Liabilities — February 29, 2008 (Unaudited)

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$49,976	$27,190	$16,443
Investments, at market	52,281	29,418	16,959
Receivables:
Dividends from affiliated money market fund	9	5	3
Investments sold	12	—	108
Fund shares sold	33	30	6
From Advisor	—	5	3
Prepaid expenses	1	—	—
Total assets	52,336	29,458	17,079
Liabilities
Payables:
Investments purchased	—	7	—
Fund shares redeemed	44	6	115
Accrued fees to affiliates	31	24	20
Other accrued expenses	19	16	15
Total liabilities	94	53	150
Net Assets	$52,242	$29,405	$16,929
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$66	$16	$113
Accumulated net realized gain (loss)	(4,888)	(3,484)	(1,532)
Unrealized appreciation (depreciation) on investments	2,305	2,228	516
Shares of beneficial interest	4	2	2
Additional paid-in capital	54,755	30,643	17,830
Net Assets	$52,242	$29,405	$16,929
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$11.81	$12.17	$11.22
Net assets	$50,539,213	$28,300,763	$16,554,404
Shares outstanding ($.001 par value)	4,278,994	2,324,882	1,475,576
Net asset value per share: Class R*	$11.73	$12.12	$11.15
Net assets	$1,702,797	$1,103,952	$374,817
Shares outstanding ($.001 par value)	145,138	91,067	33,614

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
14

SSgA
Life Solutions Funds

Statements of Operations — For the Period Ended February 29, 2008 (Unaudited)

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$2,005	$1,462	$600
Expenses
Fund accounting fees	18	16	17
Distribution fees - Institutional Class	8	5	3
Distribution fees - Class R	1	—	—
Transfer agent fees	27	27	26
Professional fees	11	12	11
Registration fees	19	20	20
Shareholder servicing fees - Institutional Class	33	25	13
Shareholder servicing fees - Class R	5	3	1
Insurance fees	1	—	—
Printing fees	4	3	2
Miscellaneous	1	1	1
Expenses before reductions	128	112	94
Expense reductions	(5)	(30)	(50)
Net expenses	123	82	44
Net investment income (loss)	1,882	1,380	556
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments:
Investments	(992)	298	(831)
Capital gain distributions from Underlying Funds	2,783	2,108	553
Net realized and unrealized gain (loss)	1,791	2,406	(278)
Net change in unrealized appreciation (depreciation) on investments	(7,403)	(6,510)	(1,264)
Net realized and unrealized gain (loss)	(5,612)	(4,104)	(1,542)
Net Increase (Decrease) in Net Assets from Operations	$(3,730)	$(2,724)	$(986)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
15

SSgA
Life Solutions Funds

Statement of Changes in Net Assets

	Life Solutions Balanced Fund		Life Solutions Growth Fund
Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,882	$2,561	$1,380	$1,367
Net realized gain (loss)	1,791	6,313	2,406	5,215
Net change in unrealized appreciation (depreciation)	(7,403)	(2,209)	(6,510)	(857)
Net increase (decrease) in net assets from operations	(3,730)	6,665	(2,724)	5,725
Distributions
From net investment income
Institutional Class	(2,429)	(2,534)	(1,511)	(1,367)
Class R	(72)	(29)	(37)	(14)
From net realized gain
Institutional Class	—	—	—	—
Class R	—	—	—	—
Net decrease in net assets from distributions	(2,501)	(2,563)	(1,548)	(1,381)
Share Transactions
Net increase (decrease) in net assets from share transactions	(1,454)	(27,085)	(4,722)	(18,648)
Total Net Increase (Decrease) in Net Assets	(7,685)	(22,983)	(8,994)	(14,304)
Net Assets
Beginning of period	59,927	82,910	38,399	52,703
End of period	$52,242	$59,927	$29,405	$38,399
Undistributed (overdistributed) net investment income included in net assets	$66	$685	$16	$184

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
16

	Life Solutions Income and Growth Fund
Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$556	$953
Net realized gain (loss)	(278)	1,228
Net change in unrealized appreciation (depreciation)	(1,264)	(769)
Net increase (decrease) in net assets from operations	(986)	1,412
Distributions
From net investment income
Institutional Class	(836)	(953)
Class R	(15)	(10)
From net realized gain
Institutional Class	(253)	—
Class R	(5)	—
Net decrease in net assets from distributions	(1,109)	(963)
Share Transactions
Net increase (decrease) in net assets from share transactions	(1,343)	(8,839)
Total Net Increase (Decrease) in Net Assets	(3,438)	(8,390)
Net Assets
Beginning of period	20,367	28,757
End of period	$16,929	$20,367
Undistributed (overdistributed) net investment income included in net assets	$113	$408

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
17

SSgA
Life Solutions Funds
Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class*
February 29, 2008	13.18	.41	(1.23)	(.82)	(.55)	—	(.55)
August 31, 2007	12.66	.44	.50	.94	(.42)	—	(.42)
August 31, 2006	11.97	.27	.60	.87	(.18)	—	(.18)
August 31, 2005	11.02	.25	.96	1.21	(.26)	—	(.26)
August 31, 2004	10.28	.20	.73	.93	(.19)	—	(.19)
August 31, 2003	9.40	.12	.94	1.06	(.18)	—	(.18)
Class R
February 29, 2008*	13.05	.37	(1.21)	(.84)	(.48)	—	(.48)
August 31, 2007	12.54	.31	.55	.86	(.35)	—	(.35)
August 31, 2006	11.91	.11	.68	.79	(.16)	—	(.16)
August 31, 2005	11.02	.05	1.11	1.16	(.27)	—	(.27)
August 31, 2004 (1)	10.74	.03	.25	.28	—	—	—
Life Solutions Growth Fund
Institutional Class
February 29, 2008*	13.77	.52	(1.54)	(1.02)	(.58)	—	(.58)
August 31, 2007	12.79	.37	.97	1.34	(.36)	—	(.36)
August 31, 2006	11.78	.15	.96	1.11	(.10)	—	(.10)
August 31, 2005	10.53	.15	1.26	1.41	(.16)	—	(.16)
August 31, 2004	9.67	.10	.89	.99	(.13)	—	(.13)
August 31, 2003	8.59	.05	1.10	1.15	(.07)	—	(.07)
Class R
February 29, 2008*	13.67	.43	(1.49)	(1.06)	(.49)	—	(.49)
August 31, 2007	12.69	.31	.94	1.25	(.27)	—	(.27)
August 31, 2006	11.75	.02	1.02	1.04	(.10)	—	(.10)
August 31, 2005	10.53	.07	1.31	1.38	(.16)	—	(.16)
August 31, 2004 (1)	10.31	.01	.21	.22	—	—	—
Life Solutions Income and Growth Fund
Institutional Class
February 29, 2008*	12.51	.34	(.95)	(.61)	(.52)	(.16)	(.68)
August 31, 2007	12.42	.47	.06	.53	(.44)	—	(.44)
August 31, 2006	12.05	.36	.26	.62	(.25)	—	(.25)
August 31, 2005	11.43	.32	.61	.93	(.31)	—	(.31)
August 31, 2004	10.85	.28	.55	.83	(.25)	—	(.25)
August 31, 2003	10.21	.18	.75	.93	(.29)	—	(.29)
Class R
February 29, 2008*	12.39	.31	(.94)	(.63)	(.45)	(.16)	(.61)
August 31, 2007	12.31	.37	.08	.45	(.37)	—	(.37)
August 31, 2006	12.01	.21	.33	.54	(.24)	—	(.24)
August 31, 2005	11.43	.23	.68	.91	(.33)	—	(.33)
August 31, 2004 (1)	11.09	.04	.30	.34	—	—	—

*  For the six months ended February 29, 2008 (Unaudited).
(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.
(c)  Periods less than one year are not annualized.
(d)  The ratios for periods less than one year are annualized.
(e)  The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(f)  May reflect amounts waived and/or reimbursed by the investment advisor.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
18

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(d)(e)(f)	% Portfolio Turnover Rate(c)
Life Solutions Balanced Fund
Institutional Class*
February 29, 2008	11.81	(6.44)	50,539	.41	.43	6.56	61
August 31, 2007	13.18	7.51	58,036	.33	.33	3.31	31
August 31, 2006	12.66	7.37	81,570	.31	.31	2.24	29
August 31, 2005	11.97	11.04	87,363	.33	.33	2.17	32
August 31, 2004	11.02	9.13	91,449	.29	.29	1.83	46
August 31, 2003	10.28	11.55	73,906	.29	.29	1.27	26
Class R
February 29, 2008*	11.73	(6.63)	1,703	.86	.88	5.93	61
August 31, 2007	13.05	6.91	1,891	.90	.90	2.40	31
August 31, 2006	12.54	6.71	1,340	.88	.88	.87	29
August 31, 2005	11.91	10.66	30	.81	.81	.45	32
August 31, 2004 (1)	11.02	2.61	10	.23	.23	1.00	46
Life Solutions Growth Fund
Institutional Class
February 29, 2008*	12.17	(7.72)	28,301	.45	.61	7.79	50
August 31, 2007	13.77	10.53	37,358	.45	.45	2.74	30
August 31, 2006	12.79	9.45	51,495	.42	.42	1.21	29
August 31, 2005	11.78	13.44	48,399	.45	.47	1.34	25
August 31, 2004	10.53	10.27	47,687	.39	.39	.96	55
August 31, 2003	9.67	13.56	41,446	.42	.42	.54	22
Class R
February 29, 2008*	12.12	(7.92)	1,104	.81	.97	6.57	50
August 31, 2007	13.67	9.86	1,041	1.01	1.01	2.37	30
August 31, 2006	12.69	8.92	1,208	.95	.95	.14	29
August 31, 2005	11.75	13.19	20	.74	.76	.68	25
August 31, 2004 (1)	10.53	2.13	10	.37	.37	.33	55
Life Solutions Income and Growth Fund
Institutional Class
February 29, 2008*	11.22	(5.06)	16,554	.45	.97	5.80	69
August 31, 2007	12.51	4.30	19,939	.45	.70	3.67	32
August 31, 2006	12.42	5.27	28,382	.45	.60	3.00	30
August 31, 2005	12.05	8.28	27,958	.45	.68	2.73	35
August 31, 2004	11.43	7.74	27,639	.45	.56	2.47	48
August 31, 2003	10.85	9.38	24,618	.45	.58	1.75	22
Class R
February 29, 2008*	11.15	(5.27)	375	.76	1.28	5.28	69
August 31, 2007	12.39	3.66	428	1.02	1.27	3.00	32
August 31, 2006	12.31	4.56	375	.98	1.14	1.66	30
August 31, 2005	12.01	8.10	19	.74	.97	1.96	35
August 31, 2004 (1)	11.43	3.07	10	.46	.59	1.24	48

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
19

SSgA
Life Solutions Funds

Notes to Financial Statements — February 29, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 27 investment portfolios, which are in operation as of February 29, 2008. These financial statements report on three funds of the Investment Company, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, referred to as the "Funds". Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the SSgA Funds, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios and exchange-traded funds (the "Underlying Funds") that are advised or sponsored by the Advisor or its affiliates. This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Concentrated Growth Opportunities Fund (formerly, SSgA Large Cap Growth Opportunities Fund)
SSgA Large Cap Value Fund
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SPDR Lehman Aggregate Bond ETF
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

Notes to Financial Statements
20

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

SSgA IAM SHARES Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions or have not been identified as having non-union sentiment (IAM companies).

SSgA Concentrated Growth Opportunities Fund (formerly, SSgA Large Cap Growth Opportunities Fund)

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

SPDR Lehman Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the US dollar denominated investment grade bond market.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Board-Approved Securities Valuation Procedures, including Market Value Procedures and Fair Value Procedures described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Notes to Financial Statements
21

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2007, the capital loss carryovers and expiration dates are as follows:

	08/31/2010	08/31/2011	08/31/2012	Total
Balanced Fund	$834,299	$2,919,167	$609,585	$4,363,051
Growth Fund	1,793,254	2,400,496	—	$4,193,750
Income and Growth Fund	—	351,616	—	$351,616

Notes to Financial Statements
22

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

As of February 29, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$51,392,402	$28,158,521	$16,734,297
Gross Tax Unrealized Appreciation	1,556,974	1,829,195	378,359
Gross Tax Unrealized Depreciation	(668,120)	(569,797)	(153,902)
Net Tax Unrealized Appreciation (Depreciation)	$888,854	$1,259,398	$224,457

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. As of February 29, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

Capital gain distributions are generally declared and paid annually. An additional distributions may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among the Funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Institutional and Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements
23

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

3.  Investment Transactions

Securities

During the six months ended February 29, 2008, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

Funds	Purchases	Sales
Balanced Fund	$34,700,997	$32,974,994
Growth Fund	16,557,699	18,481,013
Income and Growth Fund	12,359,514	13,317,383

4.  Related Parties

Advisor

SSgA Funds Management, Inc. (the "Advisor") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Advisor. However, each Fund pays advisory fees to the Advisor indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Advisor a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for the Distribution (12b-1) and Class R, then the Distributor will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of its cap. If only Class R is above its respective expense cap, the Distributor will waive up to 0.70% of the average daily net assets the of Distribution (12b-1) and Service Fee. If after waiving the full 0.70% of the average daily net assets of Class R Service Fee and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Funds advisory fee and reimburse the Institutional Class and Class R for all expenses of the Institutional Class in excess of 0.45% of average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the Income and Growth Fund Institutional Class and Class R for the six months ended February 29, 2008 was $45,150 and $942, respectively. The total amount of the waiver for the Growth Fund Institutional Class and Class R for the six months ended February 29, 2008 was $26,867 and $811, respectively. There were no waivers or reimbursements for the Balanced Fund for the six months ended February 29, 2008.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (a series of the Investment Company not presented herein). Shares of the SSgA Money Market Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If SSgA Money Market Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 29, 2008, $5,931,855 of the SSgA Money Market Fund's net assets represents investments by these Funds.

Notes to Financial Statements
24

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

The Funds have entered into arrangements with State Street Corporation whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Balanced Fund	$4,944
Growth Fund	1,775
Income and Growth Fund	3,817

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the SSgA Funds' administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCO Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

Distributor and Shareholder Servicing

The Investment Company has a Distribution Agreements dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of 0.13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the six months ended February 29, 2008, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	Global Markets	CitiStreet
Balanced Fund	$1,206	$4,523
Growth Fund	112	4,685
Income and Growth Fund	4	1,791

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to the Distributor, as well as payments to Service Organizations from each institutional class, are not permitted by the Plan to exceed 0.25% of each institutional class' average net asset value per year. Any payments that are required to be made

Notes to Financial Statements
25

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

by the Distribution Agreement and any Service Agreement but could not be made because of the 0.25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of February 29, 2008.

Class R

The Investment Company maintains a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 29, 2008.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the six months ended February 29, 2008, this amounted to:

Funds	Global Markets
Balanced Fund	$951
Growth Fund	526
Income and Growth Fund	198

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates as of February 29, 2008 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$7,425	$5,502	$6,798
Distribution fees	4,483	3,138	1,491
Shareholder servicing fees	10,878	6,673	3,658
Transfer agent fees	8,632	8,674	8,461
	$31,418	$23,987	$20,408

Beneficial Interest

As of February 29, 2008, the following table includes shareholders (all of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Balanced	3	70.6
Growth	2	82.0
Income and Growth	3	92.0

Notes to Financial Statements
26

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Transactions With Affiliated Companies

Transactions during the six months ended February 29, 2008, with Underlying Funds in which a Fund has had ownership of at least 5% of the voting securities during the period are as follows:

	Purchase Cost	Sales Cost	Income Distributions	Capital Gains Distributions
Balanced
SSgA Bond Market	$3,883,899	$21,585,329	$358,441	$—
SSgA Concentrated Growth Opportunities	2,383,839	536,461	1,356,637	1,356,121
SSgA Core Edge Equity	6,593,272	—	—
SSgA International Growth Opportunities	177,523	364,495	32,530	—
SSgA Large Cap Value	2,022,889	388,785	1,233,287	780,469
	$15,061,422	$22,875,070	$2,980,895	$2,136,590
Growth
SSgA Concentrated Growth Opportunities	$1,175,432	$645,545	$908,481	$908,138
SSgA Core Edge Equity	6,314,502	—	—
SSgA International Growth Opportunities	384,604	221,810	17,604	—
SSgA Large Cap Value	905,931	550,147	834,424	528,215
	$8,780,469	$1,417,502	$1,760,509	$1,436,353
Income and Growth
SSgA Concentrated Growth Opportunities	$411,705	$355,258	$271,177	$271,070
SSgA Core Edge Equity	1,772,545	110,063	—	—
SSgA Large Cap Value	237,804	218,645	227,804	144,152
	$2,422,054	$683,966	$498,981	$415,222

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Balanced Fund	February 29, 2008	August 31, 2007	February 29, 2008	August 31, 2007
Institutional
Proceeds from shares sold	658	940	$8,586	$12,366
Proceeds from reinvestment of distributions	193	195	2,427	2,533
Payments for shares redeemed	(977)	(3,174)	(12,481)	(42,484)
	(126)	(2,039)	(1,468)	(27,585)
Class R
Proceeds from shares sold	28	95	349	1,235
Proceeds from reinvestment of distributions	6	2	71	30
Payments for shares redeemed	(34)	(59)	(406)	(765)
	—	38	14	500
Total net increase (decrease)	(126)	(2,001)	$(1,454)	$(27,085)

Notes to Financial Statements
27

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Growth Fund	February 29, 2008	August 31, 2007	February 29, 2008	August 31, 2007
Institutional
Proceeds from shares sold	172	594	$2,357	$8,034
Proceeds from reinvestment of distributions	115	102	1,510	1,365
Payments for shares redeemed	(675)	(2,008)	(8,774)	(27,795)
	(388)	(1,312)	(4,907)	(18,396)
Class R
Proceeds from shares sold	20	58	254	782
Proceeds from reinvestment of distributions	3	1	37	13
Payments for shares redeemed	(8)	(78)	(106)	(1,047)
	15	(19)	185	(252)
Total net increase (decrease)	(373)	(1,331)	$(4,722)	$(18,648)
Income and Growth Fund
Institutional
Proceeds from shares sold	115	416	$1,394	$5,269
Proceeds from reinvestment of distributions	92	76	1,088	953
Payments for shares redeemed	(326)	(1,183)	(3,812)	(15,111)
	(119)	(691)	(1,330)	(8,889)
Class R
Proceeds from shares sold	7	19	77	240
Proceeds from reinvestment of distributions	2	1	20	9
Payments for shares redeemed	(9)	(16)	(110)	(199)
	—	4	(13)	50
Total net increase (decrease)	(119)	(687)	$(1,343)	$(8,839)

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the six months ended February 29, 2008, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements
28

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — February 29, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800) 647-7327.

Shareholder Requests for Additional Information
29

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2008 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 27 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	27	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio) Member, Qualified Legal and Compliance Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	27	Listed under Principal Occupations

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
30

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	27	Listed under Principal Occupations

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
31

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	27	Listed under Principal Occupations

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
32

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Age 44 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Capital Inc., A Street Investment Associates Inc. (real estate investment); and Russell Corporate Ventures Inc.; Chief Legal Officer, Russell Trust Company, Russell Implementation Services Inc. (institutional brokerage firm).

Gregory J. Lyons Age 47 909 A Street Tacoma, WA 98402	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Fund Distributors, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers
33

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Chief Legal Officer

Gregory J. Lyons, Secretary

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
34

LSSAR-02/08 (50034)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Semiannual Report

February 29, 2008

SSgA Funds
Money Market Funds

Semiannual Report

February 29, 2008 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

This page has been intentionally left blank.

SSgA
Money Market Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$1,022.10	$1,022.92
Expenses Paid During Period *	$1.96	$1.96

* Expenses are equal to the Fund's expense ratio of 0.39% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Money Market Fund
3

This page has been intentionally left blank.

SSgA
Money Market Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 20.7.%
Alliance & Leicester PLC (Ê)(l)	60,000	3.122	08/29/08	60,000
American Express Credit Corp. (Ê)	35,000	3.114	08/19/08	35,000
Bank of Scotland PLC (Ê)(l)	40,000	3.334	09/30/08	40,000
Caja de Ahorros y Monte de Piedad de Madrid (Ê)(l)	40,000	4.044	08/12/08	40,000
CAM US Finance SA Sociedad Unipersonal (Ê)(l)	25,000	3.122	07/25/08	25,000
General Electric Capital Corp. (Ê)	200,000	3.155	03/24/09	200,000
Goldman Sachs Group, Inc. Master Note (Ê)	100,000	3.614	08/20/08	100,000
Goldman Sachs Group, Inc. Promissory Note	75,000	4.100	07/15/08	75,000
JPMorgan Chase & Co. (Ê)	105,000	3.134	09/02/08	105,000
Lloyds TSB Group PLC (Ê)(l)	150,000	3.151	09/06/08	150,000
Macquarie Bank, Ltd. (Ê)(l)	30,000	3.131	08/20/08	30,000
Merrill Lynch & Co., Inc. (Ê)	70,000	3.224	09/03/08	70,000
Morgan Stanley (Ê)	70,000	3.224	09/03/08	70,000
Morgan Stanley (Ê)	50,000	3.246	09/15/08	50,000
National Australia Bank, Ltd. (Ê)(l)	70,000	3.208	09/05/08	70,000
Nordea Bank AB (Ê)(l)	118,000	3.185	09/10/08	118,000
Northern Rock PLC (Ê)(l)	65,000	3.204	08/01/08	65,000
Northern Rock PLC (Ê)(l)	40,000	3.171	08/04/08	40,000
Procter & Gamble International Funding SCA (Ê)	29,000	3.140	02/19/09	29,000
Svenska Handelsbanken AB (Ê)(l)	70,000	3.109	09/12/08	70,000
Svenska Handelsbanken AB (Ê)(l)	100,000	3.101	09/19/08	100,000
Toyota Motor Credit Corp. (Ê)	100,000	3.200	02/02/09	100,000
Wells Fargo & Co. (Ê)	60,000	3.199	08/15/08	60,000
Wells Fargo & Co. (Ê)	45,000	3.199	09/17/08	45,000
Wells Fargo & Co. (Ê)	100,000	3.191	10/02/08	100,000
Westpac Banking Corp. (Ê)(l)	100,000	3.171	09/05/08	100,000
Westpac Banking Corp. (Ê)(l)	52,000	3.109	09/15/08	52,000
Total Corporate Bonds and Notes (amortized cost $1,999,000)				1,999,000
Domestic Commercial Paper - 6.2%
Bank of America Corp.	210,000	4.435	05/02/08	208,396
Bank of America Corp.	100,000	2.846	07/08/08	98,980
General Electric Capital Corp.	50,000	3.170	05/22/08	49,639
General Electric Capital Corp.	100,000	2.820	07/07/08	98,997
General Electric Capital Corp.	40,000	2.780	07/08/08	39,596
JPMorgan Chase & Co.	100,000	2.800	08/11/08	98,732
Total Domestic Commercial Paper (amortized cost $594,340)				594,340
Domestic Time Deposits - 3.5%
Branch Banking & Trust Co.	336,575	3.125	03/03/08	336,575
Total Domestic Time Deposit (amortized cost $336,575)				336,575

Money Market Fund
5

SSgA
Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Eurodollar Certificates of Deposit - 3.1%
Barclays Bank PLC	50,000	4.950	06/13/08	50,000
National Australia Bank, Ltd.	250,000	2.960	06/16/08	250,004
Total Eurodollar Certificates of Deposit (amortized cost $300,004)				300,004
Foreign Commercial Paper - 3.9%
Societe Generale	175,000	3.120	06/04/08	173,559
Svenska Handelsbanken AB	125,000	4.045	04/15/08	124,368
Westpac Banking Corp.	80,000	4.490	04/08/08	79,621
Total Foreign Commercial Paper (amortized cost $377,548)				377,548
United States Government Agencies - 2.3%
Federal Home Loan Bank System (Ê)	125,000	2.870	11/13/08	125,000
Freddie Mac (Ê)	100,000	2.970	03/26/08	99,997
Total United States Government Agencies (amortized cost $224,997)				224,997
Yankee Certificates of Deposit - 23.5%
Bank of Ireland	150,000	4.650	04/02/08	150,000
Bank of Scotland PLC	100,000	4.720	04/30/08	100,000
Barclays Bank PLC	100,000	4.480	06/04/08	100,000
Barclays Bank PLC	100,000	3.150	07/30/08	100,000
BNP Paribas SA	100,000	3.200	05/01/08	100,000
BNP Paribas SA	200,000	4.450	05/08/08	200,000
Calyon NY	100,000	4.745	03/26/08	100,000
Deutsche Bank AG	100,000	4.680	04/01/08	100,000
Deutsche Bank AG (Ê)	80,000	3.275	04/29/08	80,000
HBOS Treasury Services PLC	160,000	3.300	04/30/08	160,000
Lloyds TSB Group PLC	100,000	4.730	03/03/08	100,000
Lloyds TSB Group PLC	100,000	2.960	06/16/08	100,002
Royal Bank of Canada (Ê)	200,000	4.896	03/20/08	200,000
Royal Bank of Scotland	250,000	4.350	05/09/08	250,141
Societe Generale	100,000	4.600	04/03/08	100,000
Societe Generale	150,000	3.320	04/30/08	150,000
UniCredito Italiano Bank Ireland PLC (Ê)(l)	25,000	3.141	09/12/08	25,000
UniCredito Italiano SpA	150,000	3.880	05/19/08	150,003
Total Yankee Certificates of Deposits (amortized cost $2,265,146)				2,265,146
Total Investments - 63.2% (amortized cost $6,097,610)				6,097,610
Repurchase Agreements - 36.8%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $1,800,000 dated February 29, 2008, at 3.160% to be repurchased at $1,800,474 on March 3, 2008, collateralized by: $4,533,686 par various United States Government Agency Mortgage Obligations, valued at $1,836,000				1,800,000

Money Market Fund
6

SSgA
Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Bear Stearns and JPMorgan Chase & Co. (Tri-Party) of $300,000 dated February 29, 2008, at 3.180% to be repurchased at $300,079 on March 3, 2008, collateralized by: $373,584 par various United States Government Agency Mortgage Obligations, valued at $306,004	300,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $390,000 dated February 29, 2008, at 3.080% to be repurchased at $390,100 on March 3, 2008, collateralized by: $382,534 par various United States Government Agency Obligations, valued at $397,800	390,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $138,000 dated February 29, 2008, at 3.100% to be repurchased at $138,036 on March 3, 2008, collateralized by: $139,908 par various United States Government Agency Obligations, valued at $140,760	138,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 29, 2008, at 3.150% to be repurchased at $200,052 on March 3, 2008, collateralized by: $202,764 par various United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Agreement with HSBC Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $284,000 dated February 29, 2008, at 3.050% to be repurchased at $284,072 on March 3, 2008, collateralized by: $276,544 par various United States Government Agency Obligations, valued at $289,683	284,000
Agreement with Morgan Stanley and The Bank of New York, Inc. (Tri-Party) of $50,000 dated February 29, 2008, at 3.245% to be repurchased at $50,014 on March 3, 2008, collateralized by: $52,500 par various Asset-Backed Securities, valued at $52,275	50,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 29, 2008, at 3.090% to be repurchased at $200,052 on March 3, 2008, collateralized by: $201,796 par various United States Government Agency Obligations, valued at $204,001	200,000
Agreement with UBS Warburg, LLC and JPMorgan Chase & Co. (Tri-Party) of $188,000 dated February 29, 2008, at 3.050% to be repurchased at $188,048 on March 3, 2008, collateralized by: $184,095 par various United States Government Agency Obligations, valued at $191,764	188,000
Total Repurchase Agreements (identified cost $3,550,000)	3,550,000
Total Investments and Repurchase Agreements - 100.0% (cost $9,647,610)(†)	9,647,610
Other Assets and Liabilities, Net - (0.0%)	(3,747)
Net Assets - 100.0%	9,643,863

See accompanying notes which are an integral part of the financial statements.
7

SSgA
Money Market Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Corporate Bonds and Notes	20.7
Domestic Commercial Paper	6.2
Domestic Time Deposits	3.5
Eurodollar Certificates of Deposit	3.1
Foreign Commercial Paper	3.9
United States Government Agencies	2.3
Yankee Certificate of Deposit	23.5
Repurchase Agreements	36.8
Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(—	)*
	100.0

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.
8

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US Government Money Market Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$1,020.90	$1,023.07
Expenses Paid During Period *	$1.81	$1.81

* Expenses are equal to the Fund's expense ratio of 0.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

US Government Money Market Fund
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US Government Money Market Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 32.4%
Federal Home Loan Bank (Ê)	100,000	4.185	03/05/08	99,954
Federal Home Loan Bank (Ê)	100,000	4.860	03/05/08	99,946
Federal Home Loan Bank (Ê)	111,000	4.896	12/04/08	111,047
Federal Home Loan Bank (Ê)	200,000	2.000	03/03/08	199,977
Federal Home Loan Bank (Ê)	80,000	4.270	03/19/08	79,829
Federal Home Loan Mortgage Corp. (Ê)	100,000	2.970	03/26/08	99,997
Federal Home Loan Mortgage Corp. (Ê)	200,000	4.688	12/26/08	200,275
Federal National Mortgage Association Discount Note (Ê)	99,500	4.190	03/05/08	99,454
Federal National Mortgage Association Discount Note (Ê)	120,000	4.265	03/19/08	119,744
Federal National Mortgage Association Discount Note (Ê)	50,000	5.040	03/27/08	49,818
Federal National Mortgage Association Discount Note (Ê)	27,000	5.045	03/28/08	26,898
Federal National Mortgage Association Discount Note (Ê)	75,000	3.450	06/12/08	74,260
Total United States Government Agencies (amortized cost $1,261,199)				1,261,199
Total Investments - 32.4% (amortized cost $1,261,199)				1,261,199

Repurchase Agreements - 67.8%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $700,000 dated February 29, 2008, at 3.070% to be repurchased at $700,179 on March 3, 2008, collateralized by: $698,084 par United States Government Agency Obligations, valued at $714,001	700,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $100,000 dated February 29, 2008, at 3.050% to be repurchased at $100,025 on March 3, 2008, collateralized by: $101,880 par United States Government Agency Obligations, valued at $102,005	100,000
Agreement with Barclays Capital, Inc. and The Bank of New York, Inc. (Tri-Party) of $100,000 dated February 29, 2008, at 3.080% to be repurchased at $100,026 on March 3, 2008, collateralized by: $98,786 par United States Government Agency Obligations, valued at $102,001	100,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated February 29, 2008, at 3.080% to be repurchased at $100,026 on March 3, 2008, collateralized by: $100,017 par United States Government Agency Obligations, valued at $102,002	100,000
Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 29, 2008, at 1.800% to be repurchased at $200,047 on March 3, 2008, collateralized by: $203,462 par United States Government Agency Obligations, valued at 204,000	200,000
Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri-Party) of $700,000 dated February 29, 2008, at 3.100% to be repurchased at $700,164 on March 3, 2008, collateralized by: $712,117 par United States Government Agency Obligations, valued at $714,001	700,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $67,926 dated February 29, 2008, at 3.100% to be repurchased at $67,944 on March 3, 2008, collateralized by: $66,701 par United States Government Agency Obligations, valued at $69,289	67,926

US Government Money Market Fund
11

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US Government Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated February 29, 2008, at 3.050% to be repurchased at $100,026 on March 3, 2008, collateralized by: $96,304 par United States Government Agency Obligations, valued at $102,001	100,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $75,000 dated February 29, 2008, at 2.800% to be repurchased at $75,017 on March 3, 2008, collateralized by: $74,000 par United States Government Agency Obligations, valued at $76,503	75,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated February 29, 2008, at 3.070% to be repurchased at $100,026 on March 3, 2008, collateralized by: $98,077 par United States Government Agency Obligations, valued at $102,003	100,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated February 29, 2008, at 3.000% to be repurchased at $100,025 on March 3, 2008, collateralized by: $93,129 par United States Government Agency Obligations, valued at $102,001	100,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $100,000 dated February 29, 2008, at 3.080% to be repurchased at $100,026 on March 3, 2008, collateralized by: $96,515 par United States Government Agency Obligations, valued at $102,001	100,000
Agreement with Salomon Smith Barney and The Bank of of New York, Inc. (Tri-Party) of $100,000 dated February 29, 2008, at 3.090% to be repurchased at $100,026 on March 3, 2008, collateralized by: $100,360 par United States Government Agency Obligations, valued at $102,000	100,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated February 29, 2008, at 3.050% to be repurchased at $100,025 on March 3, 2008, collateralized by: $95,666 par United States Government Agency Obligations, valued at $102,001	100,000
Total Repurchase Agreements (identified cost $2,642,926)	2,642,926
Total Investments and Repurchase Agreements - 100.2% (cost $3,904,125)(†)	3,904,125
Other Assets and Liabilities, Net - (0.2%)	(6,828)
Net Assets - 100.0%	3,897,297

See accompanying notes which are an integral part of the financial statements.
12

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US Government Money Market Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
United States Government Agencies	32.4
Repurchase Agreements	67.8
Total Investments and Repurchase Agreements	100.2
Other Assets and Liabilities, Net	(0.2)
100.0

See accompanying notes which are an integral part of the financial statements.
13

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Tax Free Money Market Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$1,014.40	$1,022.63
Expenses Paid During Period *	$2.25	$2.26

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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Tax Free Money Market Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 95.8%
Alabama - 2.5%
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	5.250	12/01/30	3,365
West Jefferson Industrial Development Board Revenue Bonds, weekly demand (Ê)	20,500	3.200	06/01/28	20,500
				23,865
Alaska - 0.2%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	3.310	07/01/22	2,250
Arizona - 1.8%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	8.500	07/01/23	2,500
Phoenix Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	5,000	3.040	11/01/42	5,000
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	2.900	12/01/22	2,400
Salt River Project Agricultural Improvement & Power District Revenue Bonds, weekly demand	2,000	5.000	01/01/09	2,050
Salt Verde Financial Corp. Revenue Bonds, weekly demand (Ê)	5,200	3.410	06/01/27	5,200
				17,150
California - 2.2%
County of Orange California Revenue Bonds, weekly demand (Ê)	8,000	2.900	08/01/08	8,000
County of Ventura California Certificate Of Participation, weekly demand (Ê)(µ)	2,955	3.410	08/15/11	2,955
Long Beach Unified School District Certificate Of Participation, weekly demand (Ê)(µ)	5,800	5.100	06/01/24	5,800
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	1,800	3.000	07/01/25	1,800
State of California General Obligation Unlimited, weekly demand (Ê)(µ)	2,275	3.070	05/01/33	2,275
				20,830
Colorado - 3.8%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	3,925	3.400	11/01/23	3,925
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	14,200	3.350	11/01/25	14,200
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	3.250	10/01/30	725
Denver City & County Colorado Certificate Of Participation, weekly demand (Ê)(µ)	4,900	9.000	12/01/29	4,900
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,060	8.500	09/01/18	1,060
Platte River Power Authority Revenue Bonds, weekly demand (Ê)	7,700	2.970	06/01/18	7,700
Southern Ute Indian Tribe of Southern Ute Indian Reservation Revenue Bonds, weekly demand (Ê)	3,700	3.400	11/01/31	3,700
				36,210
Connecticut - 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	3.250	07/01/29	2,500
District of Columbia - 0.3%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,220	3.250	06/01/15	1,220
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	3.250	06/01/30	1,800
				3,020

Tax Free Money Market Fund
17

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Tax Free Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Florida - 7.6%
Austin Trust Various States Certificate Of Participation, weekly demand (Ê)(µ)	13,465	3.190	07/01/27	13,465
Austin Trust Various States Special Assessment, weekly demand (Ê)(µ)	57,340	3.260	01/23/11	57,340
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	2,690	01/01/16	2,410
				73,215
Idaho - 3.0%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	16,245	3.510	07/01/13	16,245
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	9,000	3.270	01/01/29	9,000
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	3.350	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	3.350	07/01/33	2,500
				29,245
Illinois - 2.0%
Chicago Board of Education General Obligation Unlimited, weekly demand (Ê)(µ)	2,000	3.400	03/01/32	2,000
County of Will Illinois Revenue Bonds, weekly demand (Ê)(µ)	3,440	3.230	12/01/25	3,440
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	3,400	3.200	03/01/27	3,400
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	1,000	3.450	07/01/36	1,005
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.400	01/01/36	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.200	04/01/41	3,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	2.900	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)	3,000	4.750	08/15/25	3,000
				19,345
Indiana - 0.8%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	7,800	3.300	11/01/37	7,800
Iowa - 2.4%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,820	3.000	01/01/31	2,820
Iowa Student Loan Liquidity Corp. Revenue Bonds, weekly demand (Ê)(µ)	20,000	7.000	12/01/13	20,000
				22,820
Kentucky - 6.9%
Kentucky Public Energy Authority Revenue Bonds, weekly demand (Ê)	19,600	3.660	08/01/16	19,600
Kentucky Public Energy Authority Revenue Bonds, weekly demand (Ê)	41,400	3.160	02/01/28	41,400
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	4,950	2.950	05/15/23	4,950
				65,950
Louisiana - 4.4%
Louisiana Public Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	15,000	3.550	07/01/41	15,000
Louisiana Public Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	20,000	3.550	07/01/47	20,000
Parish of East Baton Rouge Louisiana Revenue Bonds, weekly demand (Ê)	7,000	3.090	11/01/19	7,000
				42,000
Maine - 0.1%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	900	3.380	07/01/12	900

Tax Free Money Market Fund
18

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Tax Free Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Maryland - 2.4%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	15,000	3.350	07/01/34	15,000
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	2.780	04/01/35	4,000
Montgomery County Housing Opportunites Commission Housing Revenue Revenue Bonds, weekly demand (Ê)	3,000	2.840	06/01/30	3,000
State of Maryland General Obligation Unlimited, weekly demand (æ)	1,000	5.000	07/15/10	1,021
				23,021
Massachusetts - 10.8%
Macon Trust Various States Revenue Bonds, weekly demand (Ê)(µ)	50,000	3.200	12/01/12	50,000
Massachusetts Bay Transportation Authority Revenue Bonds, weekly demand (Ê)	1,000	2.820	07/01/30	1,000
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,555	3.100	03/01/19	2,555
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,010	3.000	12/01/32	2,010
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	2.800	07/01/27	1,925
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,700	3.400	07/01/29	2,700
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	18,545	3.350	07/01/38	18,545
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	9.000	04/01/28	655
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	9.000	08/01/37	1,700
University of Massachusetts Building Authority Revenue Bonds, weekly demand (Ê)(µ)	22,260	3.550	11/01/34	22,260
				103,350
Michigan - 1.5%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	2.320	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	3.410	10/01/21	995
Michigan State Building Authority Revenue Bonds, weekly demand (Ê)(µ)	9,455	3.240	10/15/36	9,455
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.270	06/01/30	2,000
				13,950
Minnesota - 0.8%
City of Minneapolis Minnesota Revenue Bonds, weekly demand (Ê)(µ)	7,500	3.700	11/15/26	7,500
Mississippi - 0.5%
State of Mississippi General Obligation Unlimited, weekly demand	4,000	5.250	09/01/08	4,065
State of Mississippi General Obligation Unlimited, weekly demand (æ)	1,200	5.000	07/01/17	1,213
				5,278
Montana - 0.8%
Montana Facility Finance Authority Revenue Bonds, weekly demand (Ê)	7,400	3.200	12/01/35	7,400

Tax Free Money Market Fund
19

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Tax Free Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Nebraska - 0.9%
Southern Public Power District Revenue Notes	9,000	4.000	12/15/08	9,119
Nevada - 0.3%
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.200	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	3.200	10/15/33	1,900
				3,100
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	2.900	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	3.180	06/01/32	4,500
				6,400
New York - 6.5%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	3.550	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)	11,000	2.950	12/01/32	11,000
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	2.790	05/01/33	2,300
New York City Housing Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	5,300	2.970	01/01/36	5,300
New York City Municipal Water Finance Authority Revenue Bonds, weekly demand (Ê)	27,315	3.550	06/15/32	27,315
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,435	2.550	11/01/22	3,435
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	3.220	11/15/22	4,160
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,570	3.170	07/01/28	1,570
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.170	03/15/28	3,700
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,850	2.900	05/15/35	2,850
				62,630
North Carolina - 7.7%
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, weekly demand (Ê)	1,545	3.000	01/15/26	1,545
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.300	01/15/36	2,500
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, weekly demand (Ê)(µ)	44,000	5.250	01/15/37	44,000
County of Union North Carolina General Obligation Unlimited, weekly demand (Ê)	4,200	3.000	03/01/30	4,200
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	3,065	3.000	03/01/15	3,065
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	5,700	2.970	06/01/28	5,700
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	5,800	2.980	11/01/34	5,800
State of North Carolina General Obligation Unlimited, weekly demand	3,595	5.000	05/01/08	3,610
State of North Carolina General Obligation Unlimited, weekly demand	3,000	2.930	04/01/09	3,057
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	2.870	05/01/21	1,000
				74,477
Ohio - 5.3%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,500	3.300	12/01/26	1,500
County of Franklin Ohio Revenue Bonds, weekly demand (Ê)(µ)	5,600	3.000	06/01/16	5,600
County of Montgomery Ohio Revenue Bonds, weekly demand (Ê)	11,200	3.200	04/01/37	11,200
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,945	2.900	03/15/25	2,945
Student Loan Funding Corp. Revenue Bonds, weekly demand (Ê)(l)	30,000	3.070	08/01/10	30,000
				51,245

Tax Free Money Market Fund
20

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Tax Free Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Oklahoma - 0.8%
Oklahoma Industries Authority Revenue Bonds, weekly demand (Ê)(µ)	7,400	4.750	08/15/29	7,400
Pennsylvania - 0.6%
Geisinger Authority Revenue Bonds, weekly demand (Ê)	3,000	3.450	08/01/28	3,000
Harrisburg Authority Revenue Bonds (æ)	2,500	6.000	05/01/08	2,514
				5,514
Rhode Island - 0.4%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)(µ)	3,665	3.000	04/01/34	3,665
South Carolina - 0.7%
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	7,225	3.300	02/01/26	7,225
Tennessee - 1.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds, weekly demand (µ)	3,150	6.625	09/01/08	3,221
Chattanooga Health Educational & Housing Facility Board Revenue Bonds, weekly demand (æ)	1,000	5.000	12/01/18	1,020
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	3.000	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	3.100	01/01/30	3,095
Montgomery County Public Building Authority Revenue Bonds, weekly demand (Ê)(µ)	85	3.650	07/01/34	85
Shelby County Health Educational & Housing Facilities Board Revenue Bonds, weekly demand (Ê)	4,955	3.410	09/01/21	4,955
				13,126
Texas - 8.6%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	3.000	12/01/14	1,400
City of Arlington Texas Revenue Bonds, weekly demand (Ê)(µ)	1,700	7.000	08/15/35	1,700
City of Houston Texas Revenue Bonds, weekly demand (Ê)(µ)	11,000	3.410	05/15/15	11,000
Crowley Independent School District General Obligation Unlimited, weekly demand (æ)	3,000	5.125	08/01/08	3,039
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	2.900	01/01/23	3,300
Red River Authority Revenue Bonds, weekly demand (Ê)(µ)	23,100	10.000	07/01/16	23,100
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	2.820	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	2.820	08/01/21	1,400
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	30,000	3.550	07/01/47	30,000
University of Texas Revenue Bonds, weekly demand (Ê)	3,800	3.200	08/15/13	3,800
				82,239
Utah - 0.9%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	3.100	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	3.150	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	3.350	07/01/33	6,000
				8,950

Tax Free Money Market Fund
21

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	4.500	12/01/25	1,200
Virginia - 2.3%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	3.000	06/15/26	1,500
Norfolk Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	20,000	3.550	11/01/26	20,000
Virginia Public Building Authority Revenue Bonds, weekly demand	1,000	4.000	08/01/08	1,008
				22,508
Washington - 2.8%
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.660	07/01/18	1,000
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,665	3.000	07/01/42	2,665
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.100	01/01/43	2,000
Snohomish County Public Utility District No. 1 Revenue Bonds, weekly demand (Ê)(µ)	15,000	2.950	12/01/19	15,000
Washington Economic Development Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	2.930	10/01/25	2,410
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,670	3.050	08/01/26	3,670
				26,745
West Virginia - 0.3%
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	4.500	12/01/25	3,000
Wisconsin - 0.4%
Dane County Wisconsin General Obligation Unlimited	1,140	5.000	09/01/08	1,157
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	3.270	09/01/33	3,000
				4,157
Total Short-Term Tax-Exempt Obligations (cost $920,299)				920,299
Other Short-Term Investments - 3.7%
AIM Tax Free Cash Reserve Money Market Fund	35,800,000			35,800
Total Other Short-Term Investments (cost $35,800)				35,800
Total Investments - 99.5% (amortized cost $956,099)(†)				956,099
Other Assets and Liabilities, Net - 0.5%				4,459
Net Assets - 100%				960,558

Tax Free Money Market Fund
22

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Quality Ratings as a % of Value (Unaudited)

VMIG1, SP-1+ or equivalent*	100%

Economic Sector Emphasis as a % of Value (Unaudited)

Healthcare Revenue	27%
Electricity & Power Revenue	17
Education Revenue	14
Housing Revenue	12
Industrial Revenue	11
General Obligation	9
Water and Sewer Revenue	5
Other Revenue	3
Transportation Revenue	1
Public Agency Revenue	1
100%

  *  VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the financial statements.
23

SSgA
Tax Free Money Market Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Alabama	2.5
Alaska	0.2
Arizona	1.8
California	2.2
Colorado	3.8
Connecticut	0.3
District of Columbia	0.3
Florida	7.6
Idaho	3.0
Illinois	2.0
Indiana	0.8
Iowa	2.4
Kentucky	6.9
Louisiana	4.4
Maine	0.1
Maryland	2.4
Massachusetts	10.8
Michigan	1.5
Minnesota	0.8
Mississippi	0.5
Montana	0.8
Nebraska	0.9
Nevada	0.3
New Hampshire	0.7
New York	6.5
North Carolina	7.7
Ohio	5.3
Oklahoma	0.8
Pennsylvania	0.6
Rhode Island	0.4
South Carolina	0.7
Tennessee	1.4
Texas	8.6
Utah	0.9
Vermont	0.1
Virginia	2.3
Washington	2.8
West Virginia	0.3
Wisconsin	0.4
Other Short-Term Investments	3.7
Total Investments	99.5
Other Assets and Liabilities, Net	0.5
100.0

See accompanying notes which are an integral part of the financial statements.
24

SSgA
Money Market Funds

Notes to Schedules of Investments — February 29, 2008 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Notes to Schedules of Investments
25

SSgA
Money Market Funds

Statement of Assets and Liabilities — February 29, 2008 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$6,097,610	$1,261,199	$956,099
Investments at amortized cost which approximates value	6,097,610	1,261,199	956,099
Repurchase agreements at cost which approximates value	3,550,000	2,642,926	—
Receivables:
Interest	22,475	3,299	3,441
Investments sold	—	—	2,941
Fund shares sold	62	46	—
Miscellaneous receivables	—	—	66
Prepaid expenses	55	26	14
Total assets	9,670,202	3,907,496	962,561
Liabilities
Payables:
Due to Custodian	—	—	109
Fund shares redeemed	62	46	—
Accrued fees to affiliates	2,901	1,002	271
Other accrued expenses	99	27	22
Dividends	23,277	9,124	1,601
Total liabilities	26,339	10,199	2,003
Net Assets	$9,643,863	$3,897,297	$960,558
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$9	$114	$107
Accumulated net realized gain (loss)	9	(34)	(74)
Shares of beneficial interest	9,644	3,897	960
Additional paid-in capital	9,634,201	3,893,320	959,565
Net Assets	$9,643,863	$3,897,297	$960,558
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$9,643,863,325	$3,897,297,239	$960,557,837
Shares outstanding ($.001 par value)	9,643,848,569	3,897,271,813	960,443,768
* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
26

SSgA
Money Market Funds

Statement of Operations — For the Period Ended February 29, 2008 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Interest	$184,705	$50,545	$10,099
Expenses
Advisory fees	9,702	2,865	760
Administrative fees	1,187	350	95
Custodian fees	518	129	52
Distribution fees	750	135	56
Transfer agent fees	57	21	17
Professional fees	49	20	15
Registration fees	14	19	15
Shareholder servicing fees	2,638	581	339
Trustees' fees	89	27	12
Insurance fees	161	7	3
Printing fees	95	11	6
Miscellaneous	34	13	11
Expenses before reductions	15,294	4,178	1,381
Expense reductions	(8)	—	(15)
Net expenses	15,286	4,178	1,366
Net investment income (loss)	169,419	46,367	8,733
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	62	—	61
Net Increase (Decrease) in Net Assets from Operations	$169,481	$46,367	$8,794

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
27

SSgA
Money Market Funds

Statement of Changes in Net Assets

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 29, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$169,419	$377,222	$46,367	$55,254	$8,733	$16,529
Net realized gain (loss)	62	—	—	—	61	(45)
Net increase (decrease) in net assets from operations	169,481	377,222	46,367	55,254	8,794	16,484
Distributions
From net investment income	(169,419)	(377,222)	(46,367)	(55,254)	(8,733)	(16,529)
Net decrease in net assets from distributions	(169,419)	(377,222)	(46,367)	(55,254)	(8,733)	(16,529)
Share Transactions
Net increase (decrease) in net assets from share transactions	1,869,199	(26,640)	2,289,419	391,435	497,231	(58,696)
Total Net Increase (Decrease) in Net Assets	1,869,261	(26,640)	2,289,419	391,435	497,292	(58,741)
Net Assets
Beginning of period	7,774,602	7,801,242	1,607,878	1,216,443	463,266	522,007
End of period	$9,643,863	$7,774,602	$3,897,297	$1,607,878	$960,558	$463,266
Undistributed (overdistributed) net investment income included in net assets	$9	$9	$114	$114	$107	$107

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
28

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SSgA
Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
February 29, 2008*	1.0000	.0219	—	(d)	.0219	(.0219)	—	(.0219)
August 31, 2007	1.0000	.0497	—		.0497	(.0497)	—	(.4970)
August 31, 2006	1.0000	.0418	—	(d)	.0418	(.0418)	—	(.0418)
August 31, 2005	1.0000	.0218	—		.0218	(.0218)	—	(.0218)
August 31, 2004	1.0000	.0076	—		.0076	(.0076)	—	(.0076)
August 31, 2003	1.0000	.0104	—		.0104	(.0104)	—	(.0104)
US Government Money Market Fund
February 29, 2008*	1.0000	.0207	—	(d)	.0207	(.0207)	—	(.0207)
August 31, 2007	1.0000	.0489	—		.0489	(.0489)	—	(.0489)
August 31, 2006	1.0000	.0412	—	(d)	.0412	(.0412)	—	(.0412)
August 31, 2005	1.0000	.0214	—		.0214	(.0214)	—	(.0214)
August 31, 2004	1.0000	.0070	—		.0070	(.0070)	—	(.0070)
August 31, 2003	1.0000	.0099	—		.0099	(.0099)	—	(.0099)
Tax Free Money Market Fund
February 29, 2008*	1.0000	.0143	—	(d)	.0143	(.0143)	—	(.0143)
August 31, 2007	1.0000	.0310	—	(d)	.0310	(.0310)	—	(.0310)
August 31, 2006	1.0000	.0262	—	(d)	.0262	(.0262)	—	(.0262)
August 31, 2005	1.0000	.0146	—		.0146	(.0146)	—	(.0146)
August 31, 2004	1.0000	.0048	.0003		.0051	(.0048)	(.0003)	(.0051)
August 31, 2003	1.0000	.0069	—		.0069	(.0069)	—	(.0069)

* For the six months ended February 29, 2008 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.
(c) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d) Less than $.0001 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
30

	$ Net Asset Value, End of Period	% Total Return(a)	$ Net Assets, end of period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(b)(c)
Money Market Fund
February 29, 2008*	1.0000	2.21	9,643,863	.39	.39	4.38
August 31, 2007	1.0000	5.08	7,774,602	.40	.42	4.97
August 31, 2006	1.0000	4.26	7,801,242	.40	.43	4.19
August 31, 2005	1.0000	2.20	7,575,574	.40	.42	2.14
August 31, 2004	1.0000	.77	8,146,933	.40	.40	.76
August 31, 2003	1.0000	1.05	10,744,370	.40	.42	1.04
US Government Money Market Fund
February 29, 2008*	1.0000	2.09	3,897,297	.36	.36	4.04
August 31, 2007	1.0000	5.00	1,607,878	.42	.42	4.89
August 31, 2006	1.0000	4.19	1,216,443	.42	.42	4.05
August 31, 2005	1.0000	2.16	1,745,592	.42	.42	2.22
August 31, 2004	1.0000	.70	1,161,107	.43	.43	.69
August 31, 2003	1.0000	.99	1,404,226	.41	.41	1.00
Tax Free Money Market Fund
February 29, 2008*	1.0000	1.44	960,558	.45	.45	2.86
August 31, 2007	1.0000	3.14	463,266	.52	.53	3.09
August 31, 2006	1.0000	2.65	522,007	.53	.53	2.65
August 31, 2005	1.0000	1.47	453,917	.54	.54	1.50
August 31, 2004	1.0000	.50	398,518	.57	.57	.47
August 31, 2003	1.0000	.69	445,166	.53	.53	.69

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
31

SSgA
Money Market Funds

Notes to Financial Statements — February 29, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 27 investment portfolios, which are in operation as of February 29, 2008. These financial statements report on three funds of the Investment Company, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. In addition, the Funds value Repurchase agreements using specific identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2007, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	08/31/11	08/31/12	08/31/13	08/31/14	08/31/15	Total
Money Market	$—	$—	$51,843	$—	$—	$51,843
US Government Money Market	5,172	16,922	8,920	2,635	—	33,649
Tax Free Money Market	—	—	—	44,761	41,331	86,092

Notes to Financial Statements
32

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

As permitted by tax regulations, the Tax Free Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2006 to August 31, 2007 in the amount of $47,954, and treat it as arising in the fiscal year 2008.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. As of February 29, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the six months ended February 29, 2008, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Advisor

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the

Notes to Financial Statements
33

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Advisor has contractually agreed to waive up to the full amount of the Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.40% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods. There were no waivers or reimbursements for the six months ended February 29, 2008.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of February 29, 2008, $5,931,855 represents the investments of other SSgA Funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the six months ended February 29, 2008, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Money Market	$8,440
US Government Money Market	30
Tax Free Money Market	14,619

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the SSgA Funds' administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCO Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a Distribution Agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Notes to Financial Statements
34

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Investment Company maintains a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Fund pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the six months ended February 29, 2008, each Fund paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	CitiStreet
Money Market	$970,311	$632,599	$468,659	$159,207	$59
US Government Money Market	286,473	—	279,205	2,952	—
Tax Free Money Market	76,001	—	82,648	180,725	—

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2008.

Insurance

Effective December 23, 2004, the Investment Company entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with AMBAC Assurance Corporation. The Default Insurance Policy provided limited coverage for certain loss events involving money market instruments held by the Fund. These loss events included non-payment of principal or interest, failure to recover repurchase agreement acquisition price and resale premium, or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy was subject to an aggregate loss limitation of $300 million and deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy did not cover losses resulting from changes in interest rates or other market developments. The Fund has made no claims under the Default Insurance Policy. Based on an analysis of policy provisions, the absence of claims and the cost to the Fund of maintaining the Default Insurance Policy, it was determined not to renew the Default Insurance Policy, effective September 30, 2007, its expiration date.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements
35

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 29, 2008 were as follows:

	Money Market	US Government Money Market	Tax Free Money Market
Advisory fees	$1,807,232	$713,755	$157,125
Administration fees	181,612	81,221	15,909
Custodian fees	185,945	23,499	12,769
Distribution fees	300,639	28,108	34,209
Shareholder servicing fees	361,131	139,920	40,402
Transfer agent fees	25,308	6,516	6,303
Trustees' fees	38,919	9,120	4,486
	$2,900,786	$1,002,139	$271,203

Beneficial Interest

As of February 29, 2008, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
US Government Money Market	4	53.6
Tax Free Money Market	3	58.6

4.  Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) For the Periods Ended
Money Market	February 29, 2008	August 31, 2007
Proceeds from shares sold	$49,392,970	$98,098,473
Proceeds from reinvestment of distributions	129,134	281,533
Payments for shares redeemed	(47,652,905)	(98,406,646)
Total net increase (decrease)	$1,869,199	$(26,640)
US Government Money Market
Proceeds from shares sold	$16,728,794	$16,055,248
Proceeds from reinvestment of distributions	15,378	29,770
Payments for shares redeemed	(14,454,753)	(15,693,583)
Total net increase (decrease)	$2,289,419	$391,435
Tax Free Money Market
Proceeds from shares sold	$5,734,669	$6,183,184
Proceeds from reinvestment of distributions	2,534	6,476
Payments for shares redeemed	(5,239,972)	(6,248,356)
Total net increase (decrease)	$497,231	$(58,696)

5.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Interest Income on the Statement of Operations for the Money Market Fund includes $77,700 received from the Interfund Lending Program for the six months ended February 29, 2008.

Notes to Financial Statements
36

SSgA
Money Market Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

6.  Illiquid or Restricted Securities

As of February 29, 2008, the following securities were identified as illiquid:

Fund - % of Net Assets Securities	Acquisition Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Money Market Fund - 1.8%
Goldman Sachs Group, Inc. Master Note	02/13/08	75,000,000	100.00	75,000	75,000
Goldman Sachs Group, Inc. Promissory Note	01/15/08	100,000,000	100.00	100,000	100,000
					$175,000

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). A liquid trading market exists for the following restricted securities held as of February 29, 2008:

Restricted Securities (144A)

Fund - % of Net Assets Securities	Acquisition Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Money Market Fund - 12.0%
Alliance & Leicester PLC	09/04/07	60,000,000	100.00	60,000	60,000
Bank of Scotland PLC	09/04/07	40,000,000	100.00	40,000	40,000
Caja de Ahorros y Monte de Piedad de Madrid	07/19/07	40,000,000	100.00	40,000	40,000
CAM US Finance SA Sociedad Unipersonal	07/03/07	25,000,000	100.00	25,000	25,000
Goldman Sachs Group, Inc. Promissory Note	01/15/08	75,000,000	100.00	75,000	75,000
Goldman Sachs Group, Inc. Master Note	02/13/08	100,000,000	100.00	100,000	100,000
Lloyds TSB Group PLC	08/06/07	150,000,000	100.00	150,000	150,000
Macquarie Bank, Ltd.	07/23/07	30,000,000	100.00	30,000	30,000
National Australia Bank, Ltd.	08/07/07	70,000,000	100.00	70,000	70,000
Nordea Bank AB	08/13/07	118,000,000	100.00	118,000	118,000
Northern Rock PLC	07/03/07	65,000,000	100.00	65,000	65,000
Northern Rock PLC	07/05/07	40,000,000	100.00	40,000	40,000
Svenska Handelsbanken AB	08/13/07	70,000,000	100.00	70,000	70,000
Svenska Handelsbanken AB	08/21/07	100,000,000	100.00	100,000	100,000
UniCredito Italiano Bank Ireland PLC	08/15/07	25,000,000	100.00	25,000	25,000
Westpac Banking Corp.	08/16/07	52,000,000	100.00	52,000	52,000
Westpac Banking Corp.	08/06/07	100,000,000	100.00	100,000	100,000
					$1,160,000
Tax Free Money Market Fund - 3.1%
Student Loan Funding Corp. Revenue Bonds	02/13/08	30,000,000	100.00	30,000	$30,000

Notes to Financial Statements
37

SSgA
Money Market Funds

Shareholder Requests for Additional Information — February 29, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
38

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2008 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 27 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	27	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio) Member, Qualified Legal and Compliance Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	27	Listed under Principal Occupations

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
39

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	27	Listed under Principal Occupations

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
40

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	27	Listed under Principal Occupations

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
41

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Age 44 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Capital Inc., A Street Investment Associates Inc. (real estate investment); and Russell Corporate Ventures Inc.; Chief Legal Officer, Russell Trust Company, Russell Implementation Services Inc. (institutional brokerage firm).

Gregory J. Lyons Age 47 909 A Street Tacoma, WA 98402	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Fund Distributors, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers
42

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Chief Legal Officer

Gregory J. Lyons, Secretary

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
43

MMSAR - 02/08 (50029)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Semiannual Report

February 29, 2008

SSgA Funds

Institutional Money Market Funds

Semiannual Report

February 29, 2008 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA
US Treasury Money Market Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$1,018.70	$1,023.92
Expenses Paid During Period *	$0.95	$0.96

* Expenses are equal to the Fund's expense ratio of 0.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund
3

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SSgA
US Treasury Money Market Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 59.3%
United States Treasury Bills (Ê)	500,000	1.900	03/06/08	499,868
United States Treasury Bills (Ê)	500,000	1.908	03/13/08	499,682
United States Treasury Bills (Ê)	500,000	2.205	03/27/08	499,204
United States Treasury Bills (Ê)	500,000	2.100	04/03/08	499,037
Total United States Treasury (amortized cost $1,997,791)				1,997,791
Total Investments - 59.3% (amortized cost $1,997,791)				1,997,791
Repurchase Agreements - 40.9%
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $100,000 dated February 29, 2008 at 1.820% to be repurchased at $100,015 on March 3, 2008, collateralized by: $72,603 par United States Treasury Obligations, valued at $102,001				100,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated February 29, 2008 at 2.050% to be repurchased at $100,017 on March 3, 2008, collateralized by: $77,663 par United States Treasury Obligations, valued at $102,002				100,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $276,692 dated February 29, 2008 at 1.800% to be repurchased at $276,734 on March 3, 2008, collateralized by: $273,022 par United States Treasury Obligations, valued at $282,227				276,692
Agreement with Fortis Securities, Inc. and The Bank of New York, Inc. (Tri-Party) of $100,000 dated February 29, 2008 at 2.000% to be repurchased at $100,017 on March 3, 2008, collateralized by: $98,234 par United States Treasury Obligations, valued at $102,001				100,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $500,000 dated February 29, 2008 at 1.850% to be repurchased at $500,077 on March 3, 2008, collateralized by: $472,087 par United States Treasury Obligations, valued at $510,001				500,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated February 29, 2008 at 1.850% to be repurchased at $100,015 on March 3, 2008, collateralized by: $87,968 par United States Treasury Obligations, valued at $102,003				100,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated February 29, 2008 at 1.900% to be repurchased at $100,016 on March 3, 2008, collateralized by: $81,223 par United States Treasury Obligations, valued at $102,004				100,000

US Treasury Money Market Fund
5

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $100,000 dated February 29, 2008 at 1.800% to be repurchased at $100,015 on March 3, 2008, collateralized by: $144,149 par United States Treasury Obligations, valued at $102,000	100,000
Total Repurchase Agreements (identified cost $1,376,692)	1,376,692
Total Investments and Repurchase Agreements - 100.2% (cost $3,374,483) (†)	3,374,483
Other Assets and Liabilities, Net - (0.2%)	(6,942)
Net Assets - 100.0%	3,367,541

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund
6

SSgA
US Treasury Money Market Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
United States Treasury	59.3
Repurchase Agreements	40.9
Total Investments and Repurchase Agreements	100.2
Other Assets and Liabilities, Net	(0.2)
100.0

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund
7

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SSgA
Prime Money Market Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$1,023.40	$1,023.92
Expenses Paid During Period *	$0.96	$0.96

* Expenses are equal to the Fund's expense ratio of 0.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund
9

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SSgA
Prime Money Market Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 17.7%
Alliance & Leicester PLC (Ê)	95,000	3.122	08/29/08	95,000
American Centurion Bank (Ê)	45,000	3.114	08/19/08	45,000
Bank of Ireland (Ê)	100,000	3.109	08/18/08	100,000
Bank of Scotland PLC (Ê)(l)	55,000	3.334	09/30/08	55,000
Caja de Ahorros y Monte de Piedad de Madrid (Ê)	60,000	4.044	08/12/08	60,000
CAM US Finance SA Sociedad Unipersonal (Ê)	45,000	3.122	07/25/08	45,000
General Electric Capital Corp. (Ê)	225,000	3.155	02/23/09	225,000
Goldman Sachs Group, Inc. Master Note (Ê)(b)	100,000	3.614	08/20/08	100,000
Goldman Sachs Group, Inc. Promissory Note (b)	175,000	4.100	07/15/08	175,000
HBOS Treasury Services PLC (Ê)(l)	100,000	3.165	09/08/08	100,000
JPMorgan Chase & Co. (Ê)	145,000	3.134	09/02/08	145,000
Lloyds TSB Group PLC (Ê)	250,000	3.151	09/06/08	250,000
Macquarie Bank Ltd. (Ê)	95,000	3.131	08/20/08	95,000
Merrill Lynch & Co., Inc. (Ê)	80,000	3.224	09/03/08	80,000
Morgan Stanley (Ê)	80,000	3.224	09/03/08	80,000
Morgan Stanley (Ê)	50,000	3.246	09/15/08	50,000
National Australia Bank, Ltd. (Ê)	95,000	3.208	09/05/08	95,000
Nordea Bank AB (Ê)	63,000	3.185	09/10/08	63,000
Northern Rock PLC (Ê)	100,000	3.204	08/01/08	100,000
Northern Rock PLC (Ê)	60,000	3.171	08/04/08	60,000
Procter & Gamble International Funding SCA (Ê)	51,000	3.140	02/19/09	51,000
Svenska Handelsbanken AB (Ê)	100,000	3.109	09/13/08	100,000
Svenska Handelsbanken AB (Ê)	100,000	3.101	09/19/08	100,000
Toyota Motor Credit Corp. (Ê)	110,000	3.200	02/02/09	110,000
Wells Fargo & Co. (Ê)	90,000	3.199	09/17/08	90,000
Wells Fargo & Co. (Ê)	100,000	3.191	10/03/08	100,000
Wells Fargo & Co. (Ê)	100,000	3.199	08/15/08	100,000
Westpac Banking Corp. (Ê)	100,000	3.171	09/05/08	100,000
Westpac Banking Corp. (Ê)	82,000	3.109	09/15/08	82,000
Total Corporate Bonds and Notes (amortized cost $2,851,000)				2,851,000
Domestic Commercial Paper - 10.3%
Bank of America Corp. (Ê)	75,000	4.655	03/26/08	74,758
Bank of America Corp. (Ê)	65,000	4.665	04/24/08	64,545
Bank of America Corp. (Ê)	500,000	4.502	05/02/08	496,181
Bank of America Corp. (Ê)	80,000	2.846	07/08/08	79,184
General Electric Capital Corp. (Ê)	200,000	5.150	04/04/08	199,027
General Electric Capital Corp. (Ê)	150,000	3.170	05/22/08	148,917
General Electric Capital Corp. (Ê)	200,000	2.820	07/07/08	197,995
JPMorgan Chase & Co. (Ê)	400,000	2.800	08/11/08	394,754
Total Domestic Commercial Paper (amortized cost $1,655,361)				1,655,361
Domestic Time Deposits - 1.9%
Branch Banking & Trust Co. (Ê)	315,123	3.125	03/03/08	315,123
Total Domestic Time Deposits (amortized cost $315,123)				315,123

Prime Money Market Fund
11

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Eurodollar Certificates of Deposit - 7.9%
Banco Santander Central Hispano (Ê)	330,000	4.350	04/11/08	330,004
Barclays Bank PLC (Ê)	200,000	4.950	06/13/08	200,000
ING Bank N.V. (Ê)	500,000	4.330	04/11/08	500,000
National Australia Bank, Ltd. (Ê)	250,000	2.970	06/02/08	250,003
Total Eurodollar Certificates of Deposit (amortized cost $1,280,007)				1,280,007
Foreign Commercial Paper - 4.6%
Societe Generale (Ê)	150,000	3.068	03/25/08	149,998
Societe Generale (Ê)	400,000	3.120	06/04/08	396,707
Westpac Banking Corp. (Ê)	193,000	4.490	04/08/08	192,085
Total Foreign Commercial Paper (amortized cost $738,790)				738,790
United States Government Agencies - 1.4%
Federal Home Loan Bank System (Ê)	125,000	2.870	11/13/08	125,000
Freddie Mac (Ê)	100,000	2.970	03/26/08	99,997
Total United States Government Agencies (amortized cost $224,997)				224,997
Yankee Certificates of Deposit - 34.9%
Bank of Ireland (Ê)	200,000	4.650	04/02/08	200,000
Bank of Scotland PLC (Ê)	250,000	4.810	04/28/08	250,000
Bank of Scotland PLC (Ê)	150,000	4.720	04/30/08	150,000
Bank of Scotland PLC (Ê)	75,000	3.770	06/16/08	75,035
Barclays Bank PLC (Ê)	400,000	4.480	06/04/08	400,000
Barclays Bank PLC (Ê)	150,000	3.150	07/30/08	150,000
BNP Paribas SA (Ê)	700,000	4.450	05/08/08	700,000
Calyon NY (Ê)	105,000	4.745	03/26/08	105,000
Credit Agricole Indosuez (Ê)	430,000	4.450	05/08/08	430,000
Deutsche Bank AG (Ê)	250,000	4.680	04/01/08	250,000
Deutsche Bank AG (Ê)	350,000	3.800	04/21/08	350,000
Deutsche Bank AG (Ê)	200,000	3.275	04/29/08	200,000
HBOS Treasury Services PLC (Ê)	250,000	3.300	04/30/08	250,000
Lloyds TSB Group PLC (Ê)	150,000	4.733	03/03/08	150,000
Lloyds TSB Group PLC (Ê)	200,000	2.960	06/16/08	200,003
Royal Bank of Scotland (Ê)	695,000	4.350	05/09/08	695,094
Societe Generale (Ê)	150,000	4.600	04/03/08	150,000
Svenska Handelsbanken (Ê)	275,000	4.400	04/07/08	275,000
UBS AG (Ê)	200,000	4.970	03/28/08	200,000
UniCredito Italiano Bank Ireland PLC (Ê)	35,000	3.141	09/12/08	35,000
Unicredito Italiano SpA (Ê)	200,000	5.015	03/25/08	200,001
Unicredito Italiano SpA (Ê)	200,000	3.880	05/19/08	200,003
Total Yankee Certificates of Deposit (amortized cost $5,615,136)				5,615,136
Total Investments - 78.7% (amortized cost $12,680,414)				12,680,414

Prime Money Market Fund
12

SSgA
Prime Money Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 21.2%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $300,000 dated February 29, 2008, at 3.070% to be repurchased at $300,079 on March 3, 2008, collateralized by: $300,290 par various United States Government Agency Mortgage Obligations, valued at $306,001	300,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $1,850,000 dated February 29, 2008, at 3.160% to be repurchased at $1,850,487 on March 3, 2008, collateralized by: $3,180,648 par various United States Government Agency Mortgage Obligations, valued at $1,887,000	1,850,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party) of $200,000 dated February 29,2008, at 3.090% to be repurchased at $200,052 on March 3, 2008, collateralized by: $202,071 par various United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Agreement with Credit Suisse First Boston and JPMorgan Chase & Co. (Tri-Party) of $700,000 dated February 29, 2008, at 3.080% to be repurchased at $700,177 on March 3, 2008, collateralized by: $691,365 par various United States Government Agency Mortgage Obligations, valued at $714,003	700,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $295,000 dated February 29, 2008, at 3.150% to be repurchased at $295,078 on March 3, 2008, collateralized by: $333,095 par various United States Government Agency Mortgage Obligations, valued at $300,900	295,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $80,000 dated February 29, 2008, at 3.245% to be repurchased at $80,022 on March 3, 2008, collateralized by: $83,776 par various Asset-Backed Securities, valued at $84,073	80,000
Total Repurchase Agreements (identified cost $3,425,000)	3,425,000
Total Investments and Repurchase Agreements - 99.9% (cost $16,105,414) (†)	16,105,414
Other Assets and Liabilities, Net - 0.1%	8,721
Net Assets - 100.0%	16,114,135

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund
13

SSgA
Prime Money Market Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Corporate Bonds and Notes	17.7
Domestic Commercial Paper	10.3
Domestic Time Deposits	1.9
Eurodollar Certificates of Deposit	7.9
Foreign Commercial Paper	4.6
United States Government Agencies	1.4
Yankee Certificates of Deposit	34.9
Repurchase Agreements	21.2
Total Investments and Repurchase Agreements	99.9
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund
14

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — February 29, 2008 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(b)  Illiquid security.

Notes to Schedules of Investments
15

SSgA
Institutional Money Market Funds

Statement of Assets and Liabilities — February 29, 2008 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$1,997,791	$12,680,414
Investments at amortized cost which approximates value	1,997,791	12,680,414
Repurchase agreements at cost which approximates value	1,376,692	3,425,000
Receivables:
Interest	72	59,027
Miscellaneous	—	48
Prepaid expenses	35	66
Total assets	3,374,590	16,164,555
Liabilities
Payables:
Accrued fees to affiliates	497	2,654
Other accrued expenses	25	113
Dividends	6,527	47,653
Total liabilities	7,049	50,420
Net Assets	$3,367,541	$16,114,135
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$64	$83
Accumulated net realized gain (loss)	166	153
Shares of beneficial interest	3,367	16,114
Additional paid-in capital	3,363,944	16,097,785
Net Assets	$3,367,541	$16,114,135
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00
Net assets	$3,367,540,656	$16,114,135,064
Shares outstanding ($.001 par value)	3,367,374,720	16,113,961,304

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
16

SSgA
Institutional Money Market Funds

Statement of Operations — For the Period Ended February 29, 2008 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$49,094	$390,639
Expenses
Advisory fees	1,944	12,108
Administrative fees	396	2,468
Custodian fees	156	994
Distribution fees	175	1,277
Transfer agent fees	19	53
Professional fees	23	83
Registration fees	21	45
Shareholder servicing fees	325	2,082
Trustees' fees	31	180
Insurance fees	9	327
Printing fees	3	14
Miscellaneous	27	47
Expenses before reductions	3,129	19,678
Expense reductions	(648)	(4,053)
Net expenses	2,481	15,625
Net investment income (loss)	46,613	375,014
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	168	154
Net Increase (Decrease) in Net Assets from Operations	$46,781	$375,168

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
17

SSgA
Institutional Money Market Funds

Statement of Changes in Net Assets

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$46,613	$66,207	$375,014	$640,331
Net realized gain (loss)	168	3	154	8
Net increase (decrease) in net assets from operations	46,781	66,210	375,168	640,339
Distributions
From net investment income	(46,613)	(66,207)	(375,014)	(640,322)
From net realized gain	—	—	—	(76)
Net decrease in net assets from share transactions	(46,613)	(66,207)	(375,014)	(640,398)
Share Transactions
Net increase (decrease) in net assets from share transactions	1,006,410	908,867	1,637,543	3,480,388
Total Net Increase (Decrease) in Net Assets	1,006,578	908,870	1,637,697	3,480,329
Net Assets
Beginning of period	2,360,963	1,452,093	14,476,438	10,996,109
End of period	$3,367,541	$2,360,963	$16,114,135	$14,476,438
Undistributed (overdistributed) net investment income included in net assets	$64	$64	$83	$83

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
18

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SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)		$ Distributions from Net Investment Income	$ Net Asset Value, End of Period
US Treasury Money Market Fund
February 29, 2008*	1.0000	.0186	—	(d)	(.0186)	1.0000
August 31, 2007	1.0000	.0501	—	(d)	(.0501)	1.0000
August 31, 2006	1.0000	.0427	—	(d)	(.0427)	1.0000
August 31, 2005	1.0000	.0230	—		(.0230)	1.0000
August 31, 2004	1.0000	.0087	—		(.0087)	1.0000
August 31, 2003	1.0000	.0113	—		(.0113)	1.0000
Prime Money Market Fund
February 29, 2008*	1.0000	.0231	—	(d)	(.0231)	1.0000
August 31, 2007	1.0000	.0517	—	(d)	(.0517)	1.0000
August 31, 2006	1.0000	.0438	—	(d)	(.0438)	1.0000
August 31, 2005	1.0000	.0239	—		(.0239)	1.0000
August 31, 2004	1.0000	.0095	—		(.0095)	1.0000
August 31, 2003	1.0000	.0124	—		(.0124)	1.0000

*  For the six months ended February 29, 2008 (Unaudited).

(a)  Periods less than one year are not annualized.

(b)  The ratios for periods less than one year are annualized.

(c)  May reflect amounts waived and/or reimbursed by the investment advisor.

(d)  Less than $.0001 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
20

	% Total Return(a)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(b)(c)
US Treasury Money Market Fund
February 29, 2008*	1.87	3,367,541	.19	.24	3.59
August 31, 2007	5.13	2,360,963	.20	.31	4.97
August 31, 2006	4.36	1,452,093	.20	.36	4.25
August 31, 2005	2.32	1,288,079	.20	.36	2.39
August 31, 2004	.88	659,467	.20	.36	.86
August 31, 2003	1.13	874,212	.20	.36	1.16
Prime Money Market Fund
February 29, 2008*	2.34	16,114,135	.19	.24	4.66
August 31, 2007	5.29	14,476,438	.20	.26	5.17
August 31, 2006	4.47	10,996,109	.20	.27	4.39
August 31, 2005	2.41	11,550,394	.20	.27	2.31
August 31, 2004	.97	12,390,113	.20	.27	.96
August 31, 2003	1.25	11,089,939	.20	.27	1.21

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
21

SSgA
Institutional Money Market Funds

Notes to Financial Statements — February 29, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 27 investment portfolios, which are in operation as of February 29, 2008. These financial statements report on two funds of the Investment Company, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. In addition, the Funds value repurchase agreements using specific identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2007, the SSgA US Treasury Money Market Fund had a net tax basis capital loss carryover of $3,049, which may be applied against any realized net taxable gains in each succeeding year or until it expires on August 31, 2015, whichever comes first.

As permitted by tax regulations, the Prime Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2006 to August 31, 2007 of $558, and treat it as arising in the fiscal year 2008.

Notes to Financial Statements
22

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. As of February 29, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the fiscal year ended August 31, 2007, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Advisor"), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Related Parties

Advisor

The Advisor manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

Notes to Financial Statements
23

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Advisor has contractually agreed to waive 0.05% of its 0.15% advisory fee on the US Treasury Money Market Fund until December 31, 2010. The Advisor also contractually agreed to waive up to the full amount of the US Treasury Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the six months ended February 29, 2008 were $647,972 and $0, respectively.

The Advisor has contractually agreed on the Prime Money Market Fund to waive 0.05% of its 0.15% advisory fee until December 31, 2010. The Advisor also contractually agreed to waive up to the full amount of the Prime Money Market Fund's advisory fee and reimburse the Fund for all expenses in excess of 0.20% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the six months ended February 29, 2008 were $4,036,017 and $0, respectively.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of February 29, 2008, $282,768,606 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in the Statement of Operations. For the six months ended February 29, 2008, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
US Treasury Money Market	$745
Prime Money Market	17,638

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the SSgA Funds' administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCO Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — 0.0315%; over $15 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a Distribution Agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and

Notes to Financial Statements
24

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statements of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street. For these services, each Fund pays a maximum of 0.025% to State Street, based on the average daily value of all Fund shares held. For the six months ended February 29, 2008, the Funds paid the following shareholder servicing expenses to affiliated service providers:

State Street
US Treasury Money Market	$323,986
Prime Money Market	2,018,009

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2008.

Insurance

Effective December 23, 2004, the Investment Company entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with AMBAC Assurance Corporation. The Default Insurance Policy provided limited coverage for certain loss events involving money market instruments held by the Fund. These loss events included non-payment of principal or interest, failure to recover repurchase agreement acquisition price and resale premium, or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy was subject to an aggregate loss limitation of $300 million and deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy did not cover losses resulting from changes in interest rates or other market developments. The Fund has made no claims under the Default Insurance Policy. Based on an analysis of policy provisions, the absence of claims and the cost to the Fund of maintaining the Default Insurance Policy, it was determined not to renew the Default Insurance Policy, effective September 30, 2007, its expiration date.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements
25

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 29, 2008 were as follows:

	US Treasury Money Market	Prime Money Market
Advisory fees	$268,491	$1,282,735
Administration fees	76,205	337,473
Custodian fees	37,588	288,539
Distribution fees	31,933	390,535
Shareholder servicing fees	65,716	283,616
Transfer agent fees	7,244	19,596
Trustees' fees	10,271	51,768
	$497,448	$2,654,262

Beneficial Interest

As of February 29, 2008, the following table includes shareholders (none of which were affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Treasury Money Market	1	89.5
Prime Money Market	1	92.6

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Periods Ended
	2008	2007
US Treasury Money Market
Proceeds from shares sold	$20,763,199	$33,573,429
Proceeds from reinvestment of distributions	44,736	64,235
Payments for shares redeemed	(19,801,525)	(32,728,797)
Total net increase (decrease)	$1,006,410	$908,867
Prime Money Market
Proceeds from shares sold	$95,204,924	$169,996,482
Proceeds from reinvestment of distributions	391,242	603,636
Payments for shares redeemed	(93,958,623)	(167,119,730)
Total net increase (decrease)	$1,637,543	$3,480,388

5.  Illiquid or Restricted Securities

As of February 29, 2008, the following securities were identified as illiquid:

Fund - % of Net Assets Securities	Acquistion Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Prime Money Market - 1.7%
Goldman Sachs Group, Inc. Master Note	02/13/08	100,000,000	100.00	100,000	100,000
Goldman Sachs Group, Inc. Promissory Note	01/15/08	175,000,000	100.00	175,000	175,000
					$275,000

Notes to Financial Statements
26

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). A liquid trading market exists for the following restricted securities held as of February 29, 2008:

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Prime Money Market Fund - 11.2%
Alliance & Leicester PLC	09/04/07	95,000,000	100.00	95,000	95,000
Bank of Ireland	07/19/07	100,000,000	100.00	100,000	100,000
Bank of Scotland PLC	09/04/07	55,000,000	100.00	55,000	55,000
HBOS Treasury Services PLC	11/06/07	100,000,000	100.00	100,000	100,000
Caja de Ahorros y Monte de Piedad de Madrid	07/19/07	60,000,000	100.00	60,000	60,000
CAM US Finance SA Sociedad Unipersonal	07/03/07	45,000,000	100.00	45,000	45,000
Goldman Sachs Group, Inc.	01/15/08	175,000,000	100.00	175,000	175,000
Goldman Sachs Group, Inc.	02/13/08	100,000,000	100.00	100,000	100,000
Lloyds TSB Group PLC	08/06/07	250,000,000	100.00	250,000	250,000
Macquarie Bank, Ltd.	07/23/07	95,000,000	100.00	95,000	95,000
National Australia Bank, Ltd.	08/07/07	95,000,000	100.00	95,000	95,000
Nordea Bank AB	08/13/07	63,000,000	100.00	63,000	63,000
Northern Rock PLC	07/03/07	100,000,000	100.00	100,000	100,000
Northern Rock PLC	07/05/07	60,000,000	100.00	60,000	60,000
Svenska Handelsbanken AB	08/13/07	100,000,000	100.00	100,000	100,000
Svenska Handelsbanken AB	08/21/07	100,000,000	100.00	100,000	100,000
UniCredito Italiano Bank Ireland PLC	08/15/07	35,000,000	100.00	35,000	35,000
Westpac Banking Corp.	08/06/07	100,000,000	100.00	100,000	100,000
Westpac Banking Corp.	08/16/07	82,000,000	100.00	82,000	82,000
					$1,810,000

Notes to Financial Statements
27

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — February 29, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
28

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2008 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 27 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	27	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio) Member, Qualified Legal and Compliance Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	27	Listed under Principal Occupations

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	27	Listed under Principal Occupations

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
30

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	27	Listed under Principal Occupations

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
31

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Age 44 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Capital Inc., A Street Investment Associates Inc. (real estate investment); and Russell Corporate Ventures Inc.; Chief Legal Officer, Russell Trust Company, Russell Implementation Services Inc. (institutional brokerage firm).

Gregory J. Lyons Age 47 909 A Street Tacoma, WA 98402	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Fund Distributors, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers
32

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Chief Legal Officer

Gregory J. Lyons, Secretary

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
33

IMMSAR-02/08 (50032)

FIXED INCOME FUNDS

Bond Market Fund

Bond Market Fund – Class R

Intermediate Fund

High Yield Bond Fund

Semiannual Report

February 29, 2008

SSgA Funds
Fixed Income Funds

Semiannual Report

February 29, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
Bond Market Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$965.00	$1,022.38
Expenses Paid During Period *	$2.44	$2.51

* Expenses are equal to the Fund's expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$966.50	$1,019.89
Expenses Paid During Period *	$4.89	$5.02

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund
3

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SSgA
Bond Market Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 108.4%
Asset-Backed Securities - 2.6%
Carrington Mortgage Loan Trust (Ê)(ß) Series 2006-RFC Class A1 3.175% due 05/25/36	46	45
Citigroup Mortgage Loan Trust, Inc. (Ê)(ß) Series 2007-AMC Class A2B 3.285% due 12/25/36	240	197
Countrywide Asset-Backed Certificates (Ê)(ß) Series 2003-BC3 Class A2 3.755% due 09/25/33	144	140
GMAC Mortgage Corp. Loan Trust (ß) Series 2004-HE5 Class A3 3.970% due 09/25/34	71	70
IXIS Real Estate Capital Trust (Ê)(ß) Series 2006-HE2 Class A3 3.295% due 08/25/36	150	119
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	518
Soundview Home Equity Loan Trust (Ê)(ß) Series 2006-EQ2 Class A3 3.295% due 01/25/37	100	65
Structured Asset Securities Corp. (ß) Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	475
Washington Mutual Asset-Backed Certificates (Ê)(ß) Series 2007-HE1 Class 2A3 3.285% due 01/25/37	485	395
		2,024
Corporate Bonds and Notes - 21.1%
Abbott Laboratories 5.875% due 05/15/16	100	107
Aetna, Inc. 7.875% due 03/01/11	35	39
Alabama Power Co. 5.700% due 02/15/33	50	47
Alcoa, Inc. 5.550% due 02/01/17	25	24
Allstate Corp. (The) 5.550% due 05/09/35	85	75
AMBAC Financial Group, Inc. 5.950% due 12/05/35	75	54
American Express Co. 5.500% due 09/12/16	50	49
American Express Credit Corp. 5.300% due 12/02/15	50	50

	Principal Amount ($) or Shares	Market Value $
American General Finance Corp. 3.875% due 10/01/09	30	30
5.750% due 09/15/16	75	72
Amgen, Inc. 4.000% due 11/18/09	75	76
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	25	27
6.500% due 05/01/42	25	27
Apache Corp. 6.250% due 04/15/12	35	38
Appalachian Power Co. 6.375% due 04/01/36	75	74
Archer-Daniels-Midland Co. 7.000% due 02/01/31	50	54
Arizona Public Service Co. 6.375% due 10/15/11	85	90
AT&T, Inc. 4.125% due 09/15/09	200	203
5.625% due 06/15/16	50	51
Avon Products, Inc. 5.125% due 01/15/11	50	52
BAC Capital Trust VI 5.625% due 03/08/35	75	66
Bank of America Corp. 5.420% due 03/15/17	150	148
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	40	43
BB&T Corp. 4.750% due 10/01/12	75	76
Bear Stearns Cos., Inc. (The) 5.550% due 01/22/17	145	126
BellSouth Corp. 6.000% due 10/15/11	100	107
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	154
Black & Decker Corp. 7.125% due 06/01/11	50	54
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	25	27
Campbell Soup Co. 6.750% due 02/15/11	50	55
Capital One Bank 5.125% due 02/15/14	25	24
Capital One Financial Corp. 5.700% due 09/15/11	115	113
Cardinal Health, Inc. 6.750% due 02/15/11	65	70
Caterpillar Financial Services Corp. 4.625% due 06/01/15	25	25
5.500% due 03/15/16	75	77

Bond Market Fund
5

SSgA
Bond Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	57
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	55
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	25	28
CIT Group, Inc. 6.000% due 04/01/36	50	35
Citigroup, Inc. 5.100% due 09/29/11	150	154
5.850% due 08/02/16	300	306
5.850% due 12/11/34	100	89
Coca-Cola Enterprises, Inc. 7.000% due 10/01/26	25	28
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	75	84
Comcast Cable Communications LLC 6.875% due 06/15/09	100	104
Comcast Corp. 5.900% due 03/15/16	100	100
ConAgra Foods, Inc. 6.750% due 09/15/11	68	73
ConocoPhillips 6.650% due 07/15/18	100	114
Consolidated Edison Co. of New York, Inc. 5.375% due 12/15/15	25	26
5.850% due 03/15/36	25	24
Constellation Energy Group, Inc. 6.125% due 09/01/09	25	26
Consumers Energy Co. Series D 5.375% due 04/15/13	25	26
Countrywide Financial Corp. 6.250% due 05/15/16	125	107
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	50	44
COX Communications, Inc. 7.125% due 10/01/12	25	27
5.500% due 10/01/15	50	50
Credit Suisse USA, Inc. 6.125% due 11/15/11	125	134
5.375% due 03/02/16	100	101
CRH America, Inc. 6.950% due 03/15/12	100	106
Cytec Industries, Inc. 5.500% due 10/01/10	25	26
Daimler Finance North America LLC 5.750% due 09/08/11	175	182

	Principal Amount ($) or Shares	Market Value $
Deere & Co. 7.850% due 05/15/10	32	35
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	23
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	96
Electronic Data Systems Corp. 7.125% due 10/15/09	75	78
Emerson Electric Co. 5.000% due 12/15/14	25	26
Energy Transfer Partners, LP 6.125% due 02/15/17	70	70
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	50	51
ERP Operating, LP 6.625% due 03/15/12	75	78
Exelon Corp. 5.625% due 06/15/35	85	76
Exelon Generation Co. LLC 6.950% due 06/15/11	25	27
FedEx Corp. 9.650% due 06/15/12	25	30
FIA Card Services NA 6.625% due 06/15/12	150	165
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	92
FirstEnergy Corp. Series B 6.450% due 11/15/11	50	53
Florida Power & Light Co. 4.850% due 02/01/13	25	26
Fortune Brands, Inc. 5.375% due 01/15/16	50	48
Gannett Co., Inc. 6.375% due 04/01/12	25	26
General Dynamics Corp. 4.250% due 05/15/13	60	61
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	50	53
Series MTNA 5.875% due 02/15/12	250	267
5.000% due 01/08/16	175	178
Series MTNA 6.750% due 03/15/32	250	268
General Electric Co. 5.000% due 02/01/13	200	208
Genworth Financial, Inc. 4.950% due 10/01/15	50	47

Bond Market Fund
6

SSgA
Bond Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Goldman Sachs Group, Inc. (The) 5.750% due 10/01/16	100	101
5.950% due 01/15/27	70	62
6.125% due 02/15/33	100	94
Goldman Sachs Group, LP 5.000% due 10/01/14	125	125
Harris Corp. 5.000% due 10/01/15	50	50
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	52
Hasbro, Inc. 6.300% due 09/15/17	50	52
Health Care REIT, Inc. 6.200% due 06/01/16	25	22
Hess Corp. 6.650% due 08/15/11	25	27
7.300% due 08/15/31	25	28
HJ Heinz Finance Co. 6.750% due 03/15/32	25	25
Home Depot, Inc. 5.400% due 03/01/16	75	71
Honeywell International, Inc. 5.400% due 03/15/16	25	26
Hospitality Properties Trust 5.125% due 02/15/15	100	90
HSBC Bank USA Series BKNT 5.625% due 08/15/35	75	65
HSBC Finance Capital Trust IX 5.911% due 11/30/35	50	45
HSBC Finance Corp. 7.000% due 05/15/12	100	108
5.500% due 01/19/16	25	24
International Business Machines Corp. 8.375% due 11/01/19	50	64
5.875% due 11/29/32	50	49
International Lease Finance Corp. 5.875% due 05/01/13	125	130
iStar Financial, Inc. 5.650% due 09/15/11	100	86
Jefferies Group, Inc. 6.250% due 01/15/36	50	41
John Deere Capital Corp. 4.875% due 03/16/09	50	51
Johnson Controls, Inc. 5.500% due 01/15/16	45	46
JPMorgan Chase & Co. 7.875% due 06/15/10	125	136
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	25	26

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase Capital XV 5.875% due 03/15/35	100	86
Kellogg Co. Series B 7.450% due 04/01/31	50	57
KeyBank NA Series BKNT 7.000% due 02/01/11	25	27
4.950% due 09/15/15	50	47
Kimberly-Clark Corp. 5.625% due 02/15/12	25	27
Kimco Realty Corp. 5.783% due 03/15/16	50	48
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	37
7.400% due 03/15/31	25	27
Kraft Foods, Inc. 5.625% due 11/01/11	25	26
6.500% due 11/01/31	25	24
Kroger Co. (The) 5.500% due 02/01/13	100	104
Lehman Brothers Holdings, Inc. 5.500% due 04/04/16	150	145
5.750% due 01/03/17	100	94
Lincoln National Corp. 6.150% due 04/07/36	75	69
Lowe's Cos., Inc. 8.250% due 06/01/10	85	95
5.400% due 10/15/16	25	25
Lubrizol Corp. 6.500% due 10/01/34	25	25
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Macys Retail Holdings, Inc. 6.625% due 04/01/11	50	52
7.450% due 07/15/17	75	74
Marathon Oil Corp. 6.800% due 03/15/32	100	105
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
McDonald's Corp. 5.350% due 03/01/18	175	179
Mellon Funding Corp. 6.375% due 02/15/10	25	27
Merck & Co., Inc. 4.375% due 02/15/13	75	78
Merrill Lynch & Co., Inc. Series MTNB 5.300% due 09/30/15	125	122
6.220% due 09/15/26	50	45
MetLife, Inc. 5.375% due 12/15/12	46	48

Bond Market Fund
7

SSgA
Bond Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
MGIC Investment Corp. 5.375% due 11/01/15	25	19
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	81
Morgan Stanley 5.750% due 10/18/16	250	248
6.250% due 08/09/26	25	24
Motorola, Inc. 8.000% due 11/01/11	50	53
National City Bank of Indiana 4.250% due 07/01/18	100	81
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	25	28
NB Capital Trust IV 8.250% due 04/15/27	65	68
News America Holdings, Inc. 9.250% due 02/01/13	50	59
8.000% due 10/17/16	75	87
News America, Inc. 6.150% due 03/01/37	50	47
Norfolk Southern Corp. 7.250% due 02/15/31	70	76
Northrop Grumman Corp. 7.125% due 02/15/11	50	55
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	26
7.000% due 05/01/32	25	24
Pacific Gas & Electric Co. 3.600% due 03/01/09	25	25
4.800% due 03/01/14	75	76
Pacificorp 5.250% due 06/15/35	75	68
Pepco Holdings, Inc. 6.450% due 08/15/12	100	108
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	63
Pharmacia Corp. 6.600% due 12/01/28	100	109
Pitney Bowes, Inc. 4.625% due 10/01/12	75	78
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	51
PNC Funding Corp. 7.500% due 11/01/09	100	107
Popular North America, Inc. 4.700% due 06/30/09	85	85
PPL Energy Supply LLC 5.400% due 08/15/14	100	98

	Principal Amount ($) or Shares	Market Value $
Praxair, Inc. 6.375% due 04/01/12	70	76
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	52
Procter & Gamble - Esop Series A 9.360% due 01/01/21	23	30
Progress Energy, Inc. 7.100% due 03/01/11	25	27
5.625% due 01/15/16	50	52
Prologis 5.500% due 03/01/13	40	39
Protective Life Secured Trusts 4.850% due 08/16/10	50	51
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	83
PSEG Power LLC 6.950% due 06/01/12	75	81
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	104
Questar Market Resources, Inc. 6.050% due 09/01/16	100	103
Radian Group, Inc. 5.625% due 02/15/13	50	39
Reynolds American, Inc. Series * 7.250% due 06/01/12	75	80
Rohm & Haas Co. 7.850% due 07/15/29	50	55
Safeco Corp. 4.875% due 02/01/10	75	77
Sara Lee Corp. 6.250% due 09/15/11	50	53
Sempra Energy 7.950% due 03/01/10	80	87
Simon Property Group, LP 5.750% due 05/01/12	100	101
5.100% due 06/15/15	25	23
SLM Corp. 5.125% due 08/27/12	100	88
Southern California Edison Co. 5.000% due 01/15/14	25	25
5.625% due 02/01/36	50	48
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	27
Southern Copper Corp. 7.500% due 07/27/35	25	26
Sovereign Bank 5.125% due 03/15/13	75	71

Bond Market Fund
8

SSgA
Bond Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Spectra Energy Capital LLC 6.250% due 02/15/13	50	53
Sprint Capital Corp. 6.900% due 05/01/19	100	74
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/12	25	27
Swiss Bank Corp. NY 7.000% due 10/15/15	50	57
Target Corp. 5.875% due 07/15/16	25	26
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	76
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	75	73
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	100	101
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	50	58
Time Warner, Inc. 5.875% due 11/15/16	25	24
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/12/49	75	70
Unilever Capital Corp. 7.125% due 11/01/10	25	28
Union Pacific Corp. 6.125% due 01/15/12	50	53
UnitedHealth Group, Inc. 5.800% due 03/15/36	25	21
US Bank NA Series BKNT 6.375% due 08/01/11	75	81
Valero Energy Corp. 6.875% due 04/15/12	25	27
Verizon Communications, Inc. 5.850% due 09/15/35	150	140
Verizon Global Funding Corp. 6.875% due 06/15/12	90	99
4.375% due 06/01/13	50	50
Viacom, Inc. 5.750% due 04/30/11	50	52
Vornado Realty, LP 5.600% due 02/15/11	50	49
Wachovia Bank NA 5.600% due 03/15/16	165	163
5.850% due 02/01/37	50	43
Wachovia Corp. 5.500% due 08/01/35	100	83

	Principal Amount ($) or Shares	Market Value $
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	101
5.250% due 09/01/35	150	133
Walt Disney Co. (The) 5.625% due 09/15/16	75	79
Washington Mutual, Inc. 5.250% due 09/15/17	75	65
Waste Management, Inc. 7.375% due 08/01/10	50	54
WellPoint, Inc. 6.800% due 08/01/12	100	113
Wells Fargo & Co. 5.125% due 09/15/16	100	100
5.375% due 02/07/35	25	23
Wells Fargo Bank NA 6.450% due 02/01/11	150	161
Western Union Co. (The) Series WI 5.930% due 10/01/16	25	25
Wisconsin Power & Light Co. 6.375% due 08/15/37	100	103
Wyeth 7.250% due 03/01/23	75	86
XTO Energy, Inc. 5.000% due 01/31/15	25	25
Yum! Brands, Inc. 6.250% due 04/15/16	75	77
Zions Bancorporation 6.000% due 09/15/15	25	24
		16,150
International Debt - 3.7%
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	44
Alcan, Inc. 4.500% due 05/15/13	100	99
America Movil SAB de CV 5.750% due 01/15/15	25	25
Anadarko Finance Co. Series B 7.500% due 05/01/31	25	28
Bank of Tokyo-Mitsubishi UFJ, Ltd. 8.400% due 04/15/10	80	87
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	25	25
British Telecommunications PLC 5.950% due 01/15/18	100	102
Burlington Resources Finance Co. 7.200% due 08/15/31	25	29
Canadian National Railway Co. 4.400% due 03/15/13	50	50
6.900% due 07/15/28	25	27

Bond Market Fund
9

SSgA
Bond Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	50	52
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	48
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	86
CIT Group Funding Co. of Canada 5.600% due 11/02/11	175	166
Deutsche Telekom International Finance BV 8.000% due 06/15/10	25	27
8.250% due 06/15/30	100	122
Diageo Capital PLC 5.500% due 09/30/16	75	76
EnCana Corp. 6.300% due 11/01/11	25	27
Export-Import Bank of Korea 5.125% due 02/14/11	50	51
Falconbridge, Ltd. 7.350% due 06/05/12	25	27
France Telecom SA 7.750% due 03/01/11	25	27
8.500% due 03/01/31	50	64
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	25	25
Mexico Government International Bond 6.375% due 01/16/13	25	27
6.625% due 03/03/15	100	111
National Gas Co. of Trinidad & Tobago, Ltd. (l) 6.050% due 01/15/36	25	24
Petro-Canada 4.000% due 07/15/13	50	49
5.350% due 07/15/33	25	21
Royal Bank of Scotland Group PLC 5.000% due 11/12/13	50	51
Royal KPN NV 8.000% due 10/01/10	75	82
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	110
Scottish Power PLC 5.810% due 03/15/25	100	92
SMBC International Finance NV 8.500% due 06/15/09	70	75
South Africa Government International Bond 7.375% due 04/25/12	50	54
StatoilHydro ASA 7.250% due 09/23/27	50	57
Talisman Energy, Inc. 5.850% due 02/01/37	25	22

	Principal Amount ($) or Shares	Market Value $
Teck Cominco, Ltd. 5.375% due 10/01/15	50	49
Telecom Italia Capital SA 4.000% due 01/15/10	100	100
5.250% due 10/01/15	25	24
6.375% due 11/15/33	25	24
Telefonica Europe BV 7.750% due 09/15/10	125	136
Telefonos de Mexico SAB de CV 4.750% due 01/27/10	100	102
TELUS Corp. 8.000% due 06/01/11	25	28
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	98
Transocean, Inc. 7.500% due 04/15/31	25	28
Tyco International Group SA 7.000% due 06/15/28	25	25
Vale Overseas, Ltd. 6.250% due 01/23/17	50	50
Vodafone Group PLC 5.625% due 02/27/17	100	100
		2,853
Mortgage-Backed Securities - 57.5%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.060% due 03/11/41	250	240
Banc of America Mortgage Securities, Inc. (Ê)(ß) Series 2005-B Class 2A1 4.380% due 03/25/35	313	317
Series 2005-I Class 2A2 4.870% due 10/25/35	3,628	3,470
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C6 Class A2FX 5.210% due 12/15/40	1,000	992
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 5.830% due 06/15/38	643	636
Fannie Mae 6.000% due 2011	5	5
6.000% due 2013	243	252
5.500% due 2014	10	11
6.500% due 2014	355	372
7.500% due 2015	38	41
6.500% due 2016	57	60
5.000% due 2018	1,506	1,530
5.500% due 2018	316	325
5.500% due 2019	133	137

Bond Market Fund
10

SSgA
Bond Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
8.000% due 2023	—	1
5.500% due 2024	1,278	1,302
9.000% due 2025	328	363
9.000% due 2026	3	3
7.500% due 2027	167	181
6.000% due 2028	16	17
6.000% due 2029	5	5
7.000% due 2029	5	5
6.000% due 2030	3	3
7.500% due 2030	5	5
8.000% due 2031	16	17
4.500% due 2033	741	710
6.000% due 2033	571	585
5.500% due 2034	1,052	1,061
4.790% due 2035 (Ê)	1,678	1,709
4.980% due 2036 (Ê)	2,299	2,341
5.120% due 2036 (Ê)	2,381	2,434
30 Year TBA (Ï) 5.000%	750	738
6.000%	1,900	1,941
6.500%	1,000	1,036
Freddie Mac 7.000% due 2009	16	16
9.000% due 2010	11	11
6.000% due 2011	2	2
8.000% due 2011	3	4
7.000% due 2012	68	70
7.000% due 2013	553	575
6.000% due 2016	89	92
7.000% due 2016	126	132
4.500% due 2019	442	444
8.500% due 2025	1	1
6.500% due 2029	135	142
7.000% due 2030	4	4
7.000% due 2031	144	154
6.500% due 2032	383	401
6.000% due 2033	175	180
6.500% due 2033	504	527
7.000% due 2033	254	270
5.000% due 2035	2,121	2,093
5.160% due 2035 (Ê)	1,962	1,998
30 Year TBA (Ï) 5.500%	3,300	3,319
6.000%	3,900	3,983
Ginnie Mae I 8.000% due 2012	101	106
10.000% due 2013	3	4
7.500% due 2022	1	1
7.000% due 2023	115	123
7.500% due 2023	1	1
6.500% due 2024	2	2

	Principal Amount ($) or Shares	Market Value $
7.500% due 2024	45	50
8.500% due 2025	9	10
7.500% due 2027	4	4
6.500% due 2028	27	28
7.000% due 2028	20	21
7.500% due 2028	16	18
8.500% due 2028	19	21
7.500% due 2029	12	12
8.000% due 2029	10	11
8.500% due 2029	1	1
7.500% due 2030	13	14
8.000% due 2030	61	67
7.000% due 2031	182	196
6.500% due 2032	132	140
7.000% due 2032	240	257
7.500% due 2032	9	10
5.000% due 2033	283	285
30 Year TBA (Ï) 6.000%	1,000	1,034
Mastr Asset Backed Securities Trust (Ê)(ß) Series 2007-HE1 Class A3 3.350% due 05/25/37	315	249
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.240% due 11/12/35	750	729
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.850% due 06/12/47	200	191
Residential Accredit Loans, Inc. (ß) Series 2006-QS2 Class 1A9 5.500% due 02/25/36	833	847
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class A2 4.040% due 10/15/41	2,000	1,957
Wells Fargo Mortgage Backed Securities Trust (Ê)(ß) Series 2005-AR2 Class 2A1 4.540% due 03/25/35	324	324
		43,976
United States Government Agencies - 7.1%
Fannie Mae 6.125% due 03/15/12	600	668
4.625% due 10/15/14	500	525
Federal Home Loan Bank Series 467 5.250% due 06/18/14	200	218
Federal Home Loan Bank Discount Notes 4.750% due 09/11/15	1,000	1,045

Bond Market Fund
11

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Bond Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Federal Home Loan Bank System 4.250% due 11/02/10	1,000	1,041
Federal National Mortgage Association Zero coupon due 10/09/19	700	410
Freddie Mac 4.750% due 12/08/10	1,000	1,052
6.750% due 03/15/31	350	433
		5,392
United States Government Treasuries - 16.4%
United States Treasury Notes
3.250% due 12/31/09	4,500	4,630
3.625% due 12/31/12	2,250	2,365
4.250% due 11/15/17	1,000	1,057
3.500% due 02/15/18	2,975	2,968
5.250% due 11/15/28	900	1,004
5.000% due 05/15/37	450	493
		12,517
Total Long-Term Investments (cost $82,684)		82,912
	Notional Amount USD
Options Purchased - 0.1%
(Number of Contracts)
United States Treasury Notes 5 Year Futures May 2008 114.00 Call (40)	40	63
Total Options Purchased (cost $33)		63

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.4%
Fannie Mae 6.000% due 01/01/09	163	164
Federated Investors Prime Cash Obligations Fund	1,627,221	1,627
United States Treasury Bills (ç)(ÿ)(§) 2.435% due 03/06/08	447	447
VTB Capital SA (Ê)(l) 5.494% due 08/01/08	350	347
Total Short-Term Investments (cost $2,588)		2,585
Total Investments - 111.9% (identified cost $85,305)		85,560
Other Assets and Liabilities, Net - (11.9%)		(9,070)
Net Assets - 100.0%		76,490

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund
12

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Bond Market Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

Futures Contracts (Number of Contracts)	Notional Amount USD	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 06/08 (150)	36,615	60
United States Treasury 5 Year Notes expiration date 06/08 (51)	5,827	83
Short Positions
Eurodollar Futures expiration date 06/09 (150)	36,594	(75)
United States Treasury 2 Year Notes expiration date 06/08 (17)	3,654	(17)
United States Treasury 10 Year Notes expiration date 06/08 (21)	2,463	(57)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(6)

Options Written (Number of Contracts)	Notional Amount USD	Market Value $
United States Treasury Notes
5 Year Futures
May 2008 Call 115.00 (40)	40	(37)
Total Liability for Options Written (premiums received $37)		(37)

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	2.6
Corporate Bonds and Notes	21.1
International Debt	3.7
Mortgage-Backed Securities	57.5
United States Government Agencies	7.1
United States Government Treasuries	16.4
Options Purchased	0.1
Short-Term Investments	3.4
Total Investments	111.9
Other Assets and Liabilities, Net	(11.9)
	100.0
Futures Contracts	(—	)*
Options Written	(—	)*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

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13

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SSgA
Intermediate Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$1,000.50	$1,021.88
Expenses Paid During Period *	$2.98	$3.02

* Expenses are equal to the Fund's expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

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15

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SSgA
Intermediate Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 95.2%
Asset-Backed Securities - 3.2%
Countrywide Asset-Backed Certificates (Ê)(ß) Series 2002-BC2 Class A 3.675% due 04/25/32	316	305
Series 2003-BC3 Class A2 3.755% due 09/25/33	157	153
Morgan Stanley Home Equity Loans (Ê)(ß) Series 2007-1 Class A3 3.275% due 12/25/36	270	209
Securitized Asset Backed Receivables LLC Trust (Ê)(ß) Series 2006-HE1 Class A2C 3.295% due 07/25/36	500	439
Structured Asset Securities Corp. (ß) Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	158
		1,264
Corporate Bonds and Notes - 35.3%
Abbott Laboratories 5.600% due 05/15/11	25	27
Aflac, Inc. 6.500% due 04/15/09	17	18
Alcoa, Inc. 7.375% due 08/01/10	55	59
Allstate Corp. (The) 6.125% due 02/15/12	72	77
American Express Co. 5.250% due 09/12/11	75	77
4.875% due 07/15/13	30	31
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	78
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	52
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	103
Apache Corp. 6.250% due 04/15/12	20	22
Arizona Public Service Co. 6.375% due 10/15/11	50	53
AT&T, Inc. 4.125% due 09/15/09	100	101
AvalonBay Communities, Inc. 6.125% due 11/01/12	50	50
Bank of America Corp. 7.400% due 01/15/11	100	109
Bank of America NA 5.300% due 03/15/17	250	249

	Principal Amount ($) or Shares	Market Value $
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	30	32
Bank One Corp. 5.900% due 11/15/11	35	38
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	61
Bear Stearns Cos., Inc. (The) 5.300% due 10/30/15	50	45
BellSouth Corp. 6.000% due 10/15/11	50	53
5.200% due 12/15/16	125	125
Berkshire Hathaway Finance Corp. 4.500% due 01/15/13	200	205
4.850% due 01/15/15	150	154
Boeing Capital Corp. 6.500% due 02/15/12	75	83
Boston Properties, LP 6.250% due 01/15/13	30	31
Bottling Group LLC 5.500% due 04/01/16	100	104
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	51
Campbell Soup Co. 6.750% due 02/15/11	35	38
Capital One Bank 5.750% due 09/15/10	50	50
Capital One Financial Corp. 5.700% due 09/15/11	60	59
Carolina Power & Light Co. 5.250% due 12/15/15	70	73
Caterpillar Financial Services Corp. 4.625% due 06/01/15	100	99
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	50	52
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	28
Cisco Systems, Inc. 5.500% due 02/22/16	100	103
CIT Group Holdings, Inc. 5.400% due 01/30/16	125	105
CIT Group, Inc. 4.250% due 02/01/10	100	96
Citigroup, Inc. 4.625% due 08/03/10	75	77
6.500% due 01/18/11	125	133
5.500% due 02/15/17	125	120
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	101

Intermediate Fund
17

SSgA
Intermediate Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Coca-Cola Co. (The) 5.750% due 03/15/11	35	38
Coca-Cola Enterprises, Inc. 4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	42
Comcast Corp. 5.850% due 01/15/10	50	52
6.500% due 01/15/15	50	52
4.950% due 06/15/16	25	24
ConAgra Foods, Inc. 5.819% due 06/15/17	61	62
ConocoPhillips 4.750% due 10/15/12	50	52
Constellation Energy Group, Inc. 6.125% due 09/01/09	80	82
Consumers Energy Co. 5.150% due 02/15/17	50	49
Cooper Industries, Inc. 5.500% due 11/01/09	20	21
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	75	66
COX Communications, Inc. 7.750% due 11/01/10	100	109
5.500% due 10/01/15	25	25
Credit Suisse USA, Inc. 4.875% due 01/15/15	200	199
5.375% due 03/02/16	75	76
CSX Corp. 6.750% due 03/15/11	25	27
CVS Caremark Corp. 5.750% due 06/01/17	50	52
Cytec Industries, Inc. 5.500% due 10/01/10	25	26
Daimler Finance NA LLC 4.875% due 06/15/10	50	51
DCP Midstream LLC 6.875% due 02/01/11	40	42
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	23
Devon Financing Corp. ULC 6.875% due 09/30/11	50	55
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	50	46
Dover Corp. 4.780% due 10/15/15	25	25
Duke Energy Carolinas LLC 5.625% due 11/30/12	75	80
EI Du Pont de Nemours & Co. 4.125% due 04/30/10	75	77

	Principal Amount ($) or Shares	Market Value $
Electronic Data Systems Corp. 7.125% due 10/15/09	60	63
Eli Lilly & Co. 6.000% due 03/15/12	100	110
Energy East Corp. 6.750% due 06/15/12	55	60
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	25	25
ERP Operating, LP 6.625% due 03/15/12	40	41
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Corp. 6.750% due 05/01/11	50	53
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
FedEx Corp. 9.650% due 06/15/12	50	60
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	65
Florida Power & Light Co. 4.850% due 02/01/13	50	52
Genentech, Inc. 4.750% due 07/15/15	50	51
General Dynamics Corp. 4.250% due 05/15/13	40	41
General Electric Capital Corp. Series MTNA 4.125% due 09/01/09	250	255
5.875% due 02/15/12	250	267
6.000% due 06/15/12	300	322
5.400% due 02/15/17	250	253
General Mills, Inc. 6.000% due 02/15/12	25	26
Genworth Financial, Inc. 4.950% due 10/01/15	50	47
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	66
Golden West Financial Corp. 4.750% due 10/01/12	40	41
Goldman Sachs Group, Inc. (The) 6.650% due 05/15/09	50	52
5.700% due 09/01/12	150	159
5.750% due 10/01/16	75	76
5.625% due 01/15/17	50	49
Goodrich Corp. 7.625% due 12/15/12	30	35
Harris Corp. 5.000% due 10/01/15	50	50

Intermediate Fund
18

SSgA
Intermediate Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Health Care REIT, Inc. 6.200% due 06/01/16	25	22
Hershey Co. (The) 4.850% due 08/15/15	50	50
Hess Corp. 6.650% due 08/15/11	25	27
HJ Heinz Finance Co. 6.000% due 03/15/12	25	26
Home Depot, Inc. 3.750% due 09/15/09	50	50
Honeywell International, Inc. 7.500% due 03/01/10	50	54
Hospitality Properties Trust 5.125% due 02/15/15	100	90
HSBC Finance Corp. 5.500% due 01/19/16	100	97
International Business Machines Corp. 4.375% due 06/01/09	50	51
4.750% due 11/29/12	50	52
iStar Financial, Inc. 6.000% due 12/15/10	50	44
Series B 5.950% due 10/15/13	50	40
JPMorgan Chase & Co. 3.800% due 10/02/09	200	202
5.150% due 10/01/15	100	100
KeyBank NA Series BKNT 7.000% due 02/01/11	100	107
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	24
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 4.125% due 11/12/09	75	76
Kroger Co. (The) 5.500% due 02/01/13	75	78
Lehman Brothers Holdings, Inc. 4.607% due 01/12/12 (Ê)	75	69
5.750% due 05/17/13	75	76
5.750% due 01/03/17	75	71
Lowe's Cos., Inc. 8.250% due 06/01/10	30	34
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	46
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Macys Retail Holdings, Inc. 4.800% due 07/15/09	50	50
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78

	Principal Amount ($) or Shares	Market Value $
Masco Corp. 5.875% due 07/15/12	25	25
McDonald's Corp. 5.350% due 03/01/18	75	77
Mellon Funding Corp. 6.375% due 02/15/10	50	53
Merck & Co., Inc. 4.375% due 02/15/13	75	78
Merrill Lynch & Co., Inc. Series MTNC 4.250% due 02/08/10	100	100
MetLife, Inc. 5.375% due 12/15/12	75	79
MGIC Investment Corp. 5.375% due 11/01/15	25	19
Monsanto Co. 7.375% due 08/15/12	10	11
Morgan Stanley 6.750% due 04/15/11	125	134
5.300% due 03/01/13	150	155
Series GMTN 4.843% due 01/09/14	100	91
5.450% due 01/09/17	125	123
National Fuel Gas Co. 5.250% due 03/01/13	20	21
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	85	88
Nationwide Financial Services 5.900% due 07/01/12	41	44
New Cingular Wireless Services, Inc. 8.125% due 05/01/12	75	85
News America Holdings, Inc. 9.250% due 02/01/13	60	70
8.000% due 10/17/16	75	87
Nisource Finance Corp. 7.875% due 11/15/10	36	39
Ohio Power Co. Series F 5.500% due 02/15/13	25	26
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	26
Oracle Corp. 5.250% due 01/15/16	75	76
Pepco Holdings, Inc. 6.450% due 08/15/12	25	27
Pitney Bowes, Inc. 4.625% due 10/01/12	45	47
PNC Funding Corp. 7.500% due 11/01/09	50	53

Intermediate Fund
19

SSgA
Intermediate Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Popular North America, Inc. 4.700% due 06/30/09	75	75
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	31
PPL Energy Supply LLC 5.400% due 08/15/14	50	49
Praxair, Inc. 6.375% due 04/01/12	50	54
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	26
Procter & Gamble Co. 4.950% due 08/15/14	50	52
Prologis 5.500% due 03/01/13	50	49
Protective Life Secured Trusts 4.850% due 08/16/10	50	51
PSEG Power LLC 5.500% due 12/01/15	50	50
Public Service Co. of Colorado Series 10 7.875% due 10/01/12	90	105
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	51
Qwest Corp. 7.875% due 09/01/11	50	51
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	66
Sempra Energy 7.950% due 03/01/10	55	60
Simon Property Group, LP 6.100% due 05/01/16	125	124
Southern California Edison Co. 5.000% due 01/15/14	30	30
Spectra Energy Capital LLC 5.668% due 08/15/14	100	102
SunTrust Bank Series BKNT 6.375% due 04/01/11	50	53
Swiss Bank Corp. NY 7.000% due 10/15/15	50	57
Textron Financial Corp. (l) 6.000% due 02/15/67	75	65
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	25	24
Time Warner Cable, Inc. Series WI 5.400% due 07/02/12	50	51
Time Warner, Inc. 6.875% due 05/01/12	25	26
5.875% due 11/15/16	75	73
Unilever Capital Corp. 7.125% due 11/01/10	75	83

	Principal Amount ($) or Shares	Market Value $
Union Pacific Corp. 5.650% due 05/01/17	50	50
United Technologies Corp. 6.100% due 05/15/12	90	98
US Bank NA Series BKNT 6.375% due 08/01/11	100	108
Valero Energy Corp. 6.125% due 06/15/17	50	52
Verizon Communications, Inc. 4.900% due 09/15/15	100	99
Viacom, Inc. 6.250% due 04/30/16	50	50
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	51
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	25	28
Wachovia Corp. 4.875% due 02/15/14	50	49
5.625% due 10/15/16	100	100
Wal-Mart Stores, Inc. 6.875% due 08/10/09	125	132
5.375% due 04/05/17	125	130
Walt Disney Co. (The) 6.000% due 07/17/17	100	108
Washington Mutual, Inc 5.125% due 01/15/15	100	87
Washington Mutual, Inc. 8.250% due 04/01/10	30	30
WellPoint, Inc. 6.375% due 01/15/12	30	32
6.800% due 08/01/12	50	56
Wells Fargo Bank NA 6.450% due 02/01/11	310	332
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	91
Wisconsin Energy Corp. 6.500% due 04/01/11	59	63
Wyeth 6.950% due 03/15/11	75	82
Xerox Corp. 6.400% due 03/15/16	70	72
XTO Energy, Inc. 5.000% due 01/31/15	40	41
Yum! Brands, Inc. 6.250% due 04/15/16	50	51
Zions Bancorporation 5.500% due 11/16/15	50	47
		13,853

Intermediate Fund
20

SSgA
Intermediate Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
International Debt - 7.3%
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	50
America Movil SAB de CV 4.125% due 03/01/09	100	100
Bank of Tokyo-Mitsubishi UFJ, Ltd. 8.400% due 04/15/10	90	98
BHP Billiton Finance USA, Ltd. 8.500% due 12/01/12	26	30
British Telecommunications PLC 8.625% due 12/15/10	75	84
5.950% due 01/15/18	100	102
Canadian National Railway Co. 4.400% due 03/15/13	50	50
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	57
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	25	25
Deutsche Telekom International Finance BV 8.000% due 06/15/10	10	11
5.250% due 07/22/13	75	77
EnCana Corp. 6.300% due 11/01/11	50	54
Falconbridge, Ltd. 7.350% due 06/05/12	16	18
France Telecom SA 7.750% due 03/01/11	75	82
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	101
HSBC Holdings PLC 7.500% due 07/15/09	150	158
Hydro Quebec Series IF 8.000% due 02/01/13	85	103
Kaupthing Bank Hf (l) 5.750% due 10/04/11	125	111
Korea National Housing Corp. (Ê)(l) 3.328% due 11/22/11	90	90
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	97
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	216
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	105	92
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	107

	Principal Amount ($) or Shares	Market Value $
Petrobras International Finance Co. 6.125% due 10/06/16	25	26
Rogers Cable, Inc. 6.250% due 06/15/13	75	81
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	102
Royal KPN NV 8.000% due 10/01/10	25	27
SMBC International Finance NV 8.500% due 06/15/09	60	64
South Africa Government International Bond 7.375% due 04/25/12	50	54
Stora Enso OYJ 7.375% due 05/15/11	5	5
Telecom Italia Capital SA 4.000% due 01/15/10	25	25
4.950% due 09/30/14	75	71
Telefonica Emisiones SAU 6.421% due 06/20/16	65	68
Telefonos de Mexico SAB de CV 4.750% due 01/27/10	75	76
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	49
Tyco International Group SA 6.000% due 11/15/13	25	26
Vale Overseas, Ltd. 6.250% due 01/23/17	75	76
Vodafone Group PLC 7.750% due 02/15/10	75	81
5.625% due 02/27/17	100	100
XL Capital Europe PLC 6.500% due 01/15/12	26	26
		2,880
Mortgage-Backed Securities - 24.5%
Banc of America Mortgage Securities, Inc. (Ê)(ß) Series 2005-I Class 2A2 4.870% due 10/25/35	817	782
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	558	566
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê)(ß) Series 2006-AF1 Class A5 3.420% due 04/25/36	641	472

Intermediate Fund
21

SSgA
Intermediate Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fannie Mae (Ê) 4.790% due 2035	565	576
4.980% due 2036	766	780
5.490% due 2036	774	790
5.670% due 2036	716	734
5.410% due 2037	921	942
Freddie Mac 5.160% due 2035 (Ê)	651	663
5.520% due 2036 (Ê)	755	769
5.630% due 2037 (Ê)	887	910
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.990% due 12/10/35	623	628
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A3 6.260% due 06/01/33	290	294
TBW Mortgage Backed Pass Through Certificates (ß) Series 2007-2 Class A1A 5.965% due 07/25/37	739	743
		9,649
United States Government Agencies - 14.6%
Fannie Mae 3.625% due 02/12/13	1,500	1,518
6.000% due 08/22/16	750	760
Federal Home Loan Bank System 4.250% due 11/02/10	500	521
Freddie Mac 4.375% due 03/01/10	300	311
4.125% due 07/12/10	700	725
5.880% due 2011	500	538
5.000% due 07/15/14	500	537
5.125% due 11/17/17	775	826
		5,736
United States Government Treasuries - 10.3%
United States Treasury Notes 3.875% due 10/31/12	750	797
2.875% due 01/31/13	1,550	1,577
3.500% due 02/15/18	1,675	1,671
		4,045
Total Long-Term Investments (cost $37,161)		37,427

	Notional Amount	Market Value USD$
Options Purchased - 0.0%
(Number of Contracts)
United States Treasury 5 Year Note Futures May 2008 114.00 Call (10)	10	16
Total Options Purchased (cost $8)		16
	Principal Amount ($) or Shares
Short-Term Investments - 4.4%
United States Treasury Bills (ç)(ÿ)(§) 2.435% due 03/06/08	152	152
Federated Investors Prime Cash Obligations Fund	1,441,976	1,442
VTB Capital SA (Ê)(l) 5.494% due 08/01/08	125	124
Total Short-Term Investments (cost $1,719)		1,718
Total Investments - 99.6% (identified cost $38,888)		39,161
Other Assets and Liabilities, Net - 0.4%		145
Net Assets - 100.0%		39,306

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund
22

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Intermediate Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount USD	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 06/08 (38)	9,276	15
United States Treasury 2 Year Notes expiration date 06/08 (15)	3,224	13
United States Treasury 5 Year Notes expiration date 06/08 (47)	5,370	89
Short Positions
Eurodollar Futures expiration date 06/09 (38)	9,271	(19)
United States Treasury 10 Year Notes expiration date 06/08 (6)	704	(16)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		82

Options Written (Number of Contracts)	Notional Amount USD	Market Value $
United States Treasury Notes 5 Year Futures May 2008 115.00 Call (10)	10	(9)
Total Liability for Options Written (premiums received $9)		(9)

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	3.2
Corporate Bonds and Notes	35.3
International Debt	7.3
Mortgage-Backed Securities	24.5
United States Government Agencies	14.6
United States Government Treasuries	10.3
Options Purchased	—	*
Short-Term Investments	4.4
Total Investments	99.6
Other Assets and Liabilities, Net	0.4
	100.0
Futures Contracts	0.2
Options Written	(—	)*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund
23

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High Yield Bond Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$980.40	$1,021.13
Expenses Paid During Period *	$3.69	$3.77

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund
25

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High Yield Bond Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 90.7%
Corporate Bonds and Notes - 75.6%
Actuant Corp. (l) 6.875% due 06/15/17	175	169
Albertsons LLC 7.500% due 02/15/11	100	102
7.450% due 08/01/29	230	208
Allied Waste North America, Inc. 7.250% due 03/15/15	250	248
Allison Transmission (l) 11.250% due 11/01/15	350	288
American Railcar Industries, Inc. 7.500% due 03/01/14	175	160
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp. 7.125% due 05/20/16	400	390
Aramark Corp. 8.500% due 02/01/15	225	222
Arco Chemical Co. 10.250% due 11/01/10	450	457
Atlas Energy Resources LLC (l) 10.750% due 02/01/18	175	179
Baldor Electric Co. 8.625% due 02/15/17	100	98
Bausch & Lomb, Inc. (l) 9.875% due 11/01/15	300	304
Cablevision Systems Corp. Series B 8.000% due 04/15/12	200	193
Caesars Entertainment, Inc. 7.875% due 03/15/10	175	164
8.125% due 05/15/11	475	404
CCH I Holdings LLC/CCH I Holdings Capital Corp. Series * 11.000% due 10/01/15	300	207
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.250% due 09/15/10	175	160
Charter Communications Operating LLC/Charter Communications Operating Capital (l) 8.000% due 04/30/12	60	56
Chesapeake Energy Corp. 6.375% due 06/15/15	300	290
6.250% due 01/15/18	100	96
CII Carbon LLC (l) 11.125% due 11/15/15	175	152
Clear Channel Communications, Inc. 5.500% due 09/15/14	150	99

	Principal Amount ($) or Shares	Market Value $
Community Health Systems, Inc. 8.875% due 07/15/15	350	343
Constellation Brands, Inc. 8.375% due 12/15/14	175	179
7.250% due 05/15/17	100	96
DaVita, Inc. 7.250% due 03/15/15	275	272
Delhaize America, Inc. 9.000% due 04/15/31	92	112
Deluxe Corp. 7.375% due 06/01/15	200	192
Denbury Resources, Inc. 7.500% due 12/15/15	240	242
DRS Technologies, Inc. 7.625% due 02/01/18	150	150
Echostar DBS Corp. 6.375% due 10/01/11	160	158
Edison Mission Energy 7.000% due 05/15/17	175	172
Energy Future Holdings Corp. (l) 10.875% due 11/01/17	500	493
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. (l) 10.250% due 06/15/15	275	198
Ford Motor Credit Co. LLC 7.000% due 10/01/13	350	287
8.000% due 12/15/16	210	172
Forest Oil Corp. (l) 7.250% due 06/15/19	175	176
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	200	212
Freescale Semiconductor, Inc. 10.125% due 12/15/16	125	89
General Motors Corp. 7.125% due 07/15/13	225	189
8.375% due 07/15/33	250	191
Georgia-Pacific LLC 8.000% due 01/15/24	300	265
Global Cash Access LLC/Global Cash Finance Corp. 8.750% due 03/15/12	175	168
GMAC LLC 5.625% due 05/15/09	220	205
6.750% due 12/01/14	390	294
8.000% due 11/01/31	160	121
Goodyear Tire & Rubber Co. (The) 8.663% due 12/01/09	80	80
8.625% due 12/01/11	52	54
GSC Holdings Corp. 8.000% due 10/01/12	200	211

High Yield Bond Fund
27

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High Yield Bond Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co 9.750% due 04/01/17	275	273
HCA, Inc. 9.125% due 11/15/14	230	235
9.250% due 11/15/16	330	338
Health Net, Inc. 6.375% due 06/01/17	200	196
Host Hotels & Resorts, LP Series Q 6.750% due 06/01/16	320	303
Idearc, Inc. 8.000% due 11/15/16	160	94
Inergy, LP/Inergy Finance Corp. 8.250% due 03/01/16	175	179
ION Media Networks, Inc. (l) 10.508% due 01/15/13	175	135
L-3 Communications Corp. 7.625% due 06/15/12	290	297
LBI Media, Inc. (l) 8.500% due 08/01/17	175	153
Local TV Finance LLC (l) 9.250% due 06/15/15	200	163
MarkWest Energy Partners, LP/MarkWest Energy Finance Corp. Series B 8.500% due 07/15/16	400	399
MGM Mirage 6.750% due 09/01/12	225	212
Midwest Generation LLC Series B 8.560% due 01/02/16	238	253
Mohegan Tribal Gaming Authority 6.875% due 02/15/15	150	126
Momentive Performance Materials, Inc. 11.500% due 12/01/16	175	134
Mosaic Co. (The) (l) 7.375% due 12/01/14	165	175
7.625% due 12/01/16	80	86
Nalco Co. 8.875% due 11/15/13	150	153
Neiman-Marcus Group, Inc. (l) 9.000% due 10/15/15	325	323
Nevada Power Co. Series O 6.500% due 05/15/18	300	312
NewPage Corp. 12.000% due 05/01/13	350	345
NRG Energy, Inc. 7.375% due 02/01/16	240	231
7.375% due 01/15/17	330	318

	Principal Amount ($) or Shares	Market Value $
NTK Holdings, Inc. (Step Up, 10.750%, 09/01/09) Zero coupon due 03/01/14	200	106
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	110	114
Petroleum Development Corp. (l) 12.000% due 02/15/18	175	173
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. 10.625% due 04/01/17	350	272
Plains Exploration & Production Co. 7.000% due 03/15/17	200	192
Pokagon Gaming Authority (l) 10.375% due 06/15/14	186	193
Quicksilver Resources, Inc. 7.125% due 04/01/16	175	168
Qwest Communications International, Inc. Series B 7.500% due 02/15/14	445	433
RBS Global, Inc. and Rexnord Corp. 11.750% due 08/01/16	200	170
Realogy Corp. 11.000% due 04/15/14	200	128
RH Donnelley Corp. Series A-2 6.875% due 01/15/13	125	74
8.875% due 10/15/17 (l)	350	205
Rockwood Specialties Group, Inc. 7.500% due 11/15/14	300	286
Roseton/Danskammer Series B 7.670% due 11/08/16	250	250
Ryerson, Inc. (l) 12.000% due 11/01/15	175	165
Seminole Hard Rock Entertainment, Inc.(l) 7.491% due 03/15/14	400	312
Service Corp. International 6.750% due 04/01/15	200	201
Shingle Springs Tribal Gaming Authority (l) 9.375% due 06/15/15	350	311
Smithfield Foods, Inc. 7.750% due 07/01/17	175	166
Snoqualmie Entertainment Authority (l) 9.125% due 02/01/15	240	214
Southwestern Energy Co. (l) 7.500% due 02/01/18	350	360
Stater Brothers Holdings 7.750% due 04/15/15	200	190
Steel Dynamics, Inc. 6.750% due 04/01/15	200	196

High Yield Bond Fund
28

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High Yield Bond Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Suburban Propane Partners, LP/ Suburban Energy Finance Corp. 6.875% due 12/15/13	300	291
Sungard Data Systems, Inc. 9.125% due 08/15/13	375	378
10.250% due 08/15/15	175	174
Superior Essex Communications LLC/ Essex Group, Inc. 9.000% due 04/15/12	175	168
Tenneco, Inc. 8.625% due 11/15/14	210	206
Terex Corp. 8.000% due 11/15/17	150	149
TL Acquisitions, Inc. (l) 10.500% due 01/15/15	175	156
Trimas Corp. 9.875% due 06/15/12	350	318
Universal Hospital Services, Inc. 8.500% due 06/01/15	200	200
VWR Funding, Inc. Series B 10.250% due 07/15/15	350	328
Warner Chilcott Corp. 8.750% due 02/01/15	195	196
Waste Services, Inc. 9.500% due 04/15/14	325	308
Williams Cos., Inc. 8.750% due 03/15/32	200	235
Windstream Corp. 8.625% due 08/01/16	325	331
Xerox Capital Trust I 8.000% due 02/01/27	325	330
		24,047
International Debt - 11.3%
Avago Technologies Finance 10.125% due 12/01/13	240	253
11.875% due 12/01/15	175	185
Basell AF SARL (l) 8.375% due 08/15/15	175	122
Baytex Energy, Ltd. 9.625% due 07/15/10	230	232
Bombardier, Inc. (l) 6.300% due 05/01/14	400	380
Digicel Group, Ltd. (l) 8.875% due 01/15/15	225	197
Galaxy Entertainment Finance Co., Ltd. (l) 9.875% due 12/15/12	275	274

	Principal Amount ($) or Shares	Market Value $
Intelsat Jackson Holdings, Ltd. 9.250% due 06/15/16	100	100
11.250% due 06/15/16	350	349
Intelsat Subsidiary Holding Co., Ltd. 8.250% due 01/15/13	220	220
Quebecor Media, Inc. (l) 7.750% due 03/15/16	175	161
Rogers Wireless, Inc. 8.000% due 12/15/12	425	446
Royal Caribbean Cruises, Ltd. 7.000% due 06/15/13	300	287
Vitro SAB de CV 9.125% due 02/01/17	440	387
		3,593
Loan Agreements - 3.8%
Boise Cascade Corp., First Lien Term Loan (l)(ß) 7.500% due 01/11/16	300	277
Boise Cascade Corp., Second Lien Term Loan (l)(ß) 12.500% due 02/21/14	300	295
DJO Finance LLC, Term Loan B (ß)(l) 7.830% due 04/15/14	350	331
Novelis, Inc., CA Term Loan (ß)(l) 6.830% due 06/30/13	109	94
Novelis, Inc., US Term Loan (ß)(l) 6.830% due 06/30/13	239	208
		1,205
Total Long-Term Investments (cost $30,805)		28,845
Preferred Stocks - 0.4%
Industrials - 0.4%
Freeport-McMoRan Copper & Gold, Inc. (Æ)	1,000	148
Total Preferred Stocks (cost $102)		148
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants (Æ)	400	—	±
Total Warrants & Rights (cost $81)		—	±

High Yield Bond Fund
29

SSgA
High Yield Bond Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 5.0%
Federated Investors Prime Cash Obligations Fund	585,872	586
Nieuw Amsterdam Receivable Corp. (ç)(ÿ)(l) 3.350% due 03/24/08	1,000	998
Total Short-Term Investments (cost $1,584)		1,584
Total Investments - 96.1% (identified cost $32,572)		30,577
Other Assets and Liabilities, Net - 3.9%		1,233
Net Assets - 100.0%		31,810

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Corporate Bonds and Notes	75.6
International Debt	11.3
Loan Agreements	3.8
Preferred Stock	0.4
Warrants and Rights	—	*
Short-Term Investments	5.0
Total Investments	96.1
Other Assets and Liabilities, Net	3.9
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund
30

SSgA
Fixed Income Funds

Notes to Schedules of Investments — February 29, 2008 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
31

SSgA
Fixed Income Funds

Statement of Assets and Liabilities — February 29, 2008 (Unaudited)

Amounts in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$85,305	$38,888	$32,572
Investments, at market	85,560	39,161	30,577
Receivables:
Dividends and interest	708	391	662
Investments sold	4,003	687	944
Fund shares sold	48	35	1
From Advisor	37	16	9
Daily variation margin on futures contracts	—	46	—
Prepaid expenses	3	1	6
Total assets	90,359	40,337	32,199
Liabilities
Payables:
Investments purchased	13,399	664	331
Fund shares redeemed	236	272	5
Accrued fees to affiliates	155	61	33
Other accrued expenses	22	25	20
Daily variation margin on futures contracts	20	—	—
Options written, at market value	37	9	—
Total liabilities	13,869	1,031	389
Net Assets	$76,490	$39,306	$31,810
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(169)	$135	$197
Accumulated net realized gain (loss)	(40,641)	(8,364)	(937)
Unrealized appreciation (depreciation) on:
Investments	255	273	(1,995)
Futures contracts	(6)	82	—
Shares of beneficial interest	9	4	4
Additional paid-in capital	117,042	47,176	34,541
Net Assets	$76,490	$39,306	$31,810
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$8.54	$8.78	$7.81
Net assets	$76,477,441	$39,306,473	$31,810,456
Shares outstanding ($.001 par value)	8,953,841	4,478,861	4,071,373
Net asset value per share: Class R*	$8.51	$—	$—
Net assets	$12,267	$—	$—
Shares outstanding ($.001 par value)	1,441	—	—
Premiums received on options written	$37	$9	$—

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
32

SSgA
Fixed Income Funds

Statement of Operations — For the Period Ended February 29, 2008 (Unaudited)

Amount in thousands	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends	$69	$28	$26
Interest	4,900	1,216	1,366
Total investment income	4,969	1,244	1,392
Expenses
Advisory fees	263	70	50
Administrative fees	43	22	20
Custodian fees	121	58	27
Distribution fees	124	26	10
Transfer agent fees	33	16	17
Professional fees	25	22	19
Registration fees	35	11	11
Shareholder servicing fees	27	25	13
Trustees' fees	9	7	6
Insurance fees	2	—	—
Printing fees	16	2	3
Miscellaneous	3	2	—
Expenses before reductions	701	261	176
Expense reductions	(263)	(121)	(50)
Net expenses	438	140	126
Net investment income (loss)	4,531	1,104	1,266
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(37,580)	(5,418)	(699)
Futures contracts	268	5	—
Options written	65	13	—
Net realized gain (loss)	(37,247)	(5,400)	(699)
Net change in unrealized appreciation (depreciation) on:
Investments	22,297	4,209	(1,140)
Futures contracts	122	106	—
Net change in unrealized appreciation (depreciation)	22,419	4,315	(1,140)
Net realized and unrealized gain (loss)	(14,828)	(1,085)	(1,839)
Net Increase (Decrease) in Net Assets from Operations	$(10,297)	$19	$(573)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
33

SSgA
Fixed Income Funds

Statement of Changes in Net Assets

	Bond Market Fund		Intermediate Fund
Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,531	$19,384	$1,104	$3,522
Net realized gain (loss)	(37,247)	(1,009)	(5,400)	(1,105)
Net change in unrealized appreciation (depreciation)	22,419	(19,993)	4,315	(3,225)
Net increase (decrease) in net assets from operations	(10,297)	(1,618)	19	(808)
Distributions
From net investment income
Institutional Class	(5,653)	(19,565)	(1,213)	(3,616)
Class R	—	(1)	—	—
From net realized gain	—	(98)	—	—
Net decrease in net assets from distributions	(5,653)	(19,664)	(1,213)	(3,616)
Share Transactions
Net increase (decrease) in net assets from share transactions	(183,597)	(57,355)	(12,999)	(30,975)
Total Net Increase (Decrease) in Net Assets	(199,547)	(78,637)	(14,193)	(35,399)
Net Assets
Beginning of period	276,037	354,674	53,499	88,898
End of period	$76,490	$276,037	$39,306	$53,499
Undistributed (overdistributed) net investment income included in net assets	$(169)	$953	$135	$244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
34

	High Yield Bond Fund
Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,266	$2,871
Net realized gain (loss)	(699)	1,025
Net change in unrealized appreciation (depreciation)	(1,140)	(675)
Net increase (decrease) in net assets from operations	(573)	3,221
Distributions
From net investment income
Institutional Class	(1,271)	(2,962)
Class R	—	—
From net realized gain	—	—
Net decrease in net assets from distributions	(1,271)	(2,962)
Share Transactions
Net increase (decrease) in net assets from share transactions	(265)	(16,746)
Total Net Increase (Decrease) in Net Assets	(2,109)	(16,487)
Net Assets
Beginning of period	33,919	50,406
End of period	$31,810	$33,919
Undistributed (overdistributed) net investment income included in net assets	$197	$202

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
35

SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Bond Market Fund
Institutional Class
February 29, 2008*	9.14	.24	(.56)		(.32)	(.28)	—	(.28)
August 31, 2007	9.78	.49	(.63)		(.14)	(.50)	— (e)	(.50)
August 31, 2006	10.21	.45	(.31)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.39	(.04)		.35	(.41)	(.14)	(.55)
August 31, 2004	10.26	.37	.24		.61	(.31)	(.15)	(.46)
August 31, 2003	10.42	.36	.02		.38	(.35)	(.19)	(.54)
Class R
February 29, 2008*	9.11	.22	(.53)		(.31)	(.29)	—	(.29)
August 31, 2007	9.78	.47	(.62)		(.15)	(.52)	— (e)	(.52)
August 31, 2006	10.21	.46	(.32)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.40	(.04)		.36	(.42)	(.14)	(.56)
August 31, 2004 (1)	10.07	.15	.27		.42	(.08)	—	(.08)
Intermediate Fund
February 29, 2008*	9.00	.21	(.21)		—	(.22)	—	(.22)
August 31, 2007	9.62	.47	(.63)		(.16)	(.46)	—	(.46)
August 31, 2006	9.94	.40	(.26)		.14	(.45)	(.01)	(.46)
August 31, 2005	10.19	.32	(.13)		.19	(.28)	(.16)	(.44)
August 31, 2004	10.08	.29	.20		.49	(.31)	(.07)	(.38)
August 31, 2003	10.13	.32	.09		.41	(.33)	(.13)	(.46)
High Yield Bond Fund
February 29, 2008*	8.27	.31	(.46)		(.15)	(.31)	—	(.31)
August 31, 2007	8.31	.60	(.04	)(f)	.56	(.60)	—	(.60)
August 31, 2006	8.78	.57	(.34	)(f)	.23	(.68)	(.02)	(.70)
August 31, 2005	8.76	.58	.06	(f)	.64	(.62)	—	(.62)
August 31, 2004	8.44	.62	.33	(f)	.95	(.63)	—	(.63)
August 31, 2003	7.85	.60	.54	(f)	1.14	(.55)	—	(.55)

*  For the six months ended February 29, 2008 (Unaudited).
(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(e)  Less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
36

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
Bond Market Fund
Institutional Class
February 29, 2008*	8.54	(3.50)	76,478	.50	.80	5.19	156
August 31, 2007	9.14	(1.64)	276,017	.50	.61	4.93	368
August 31, 2006	9.78	1.45	354,654	.50	.60	4.62	487
August 31, 2005	10.21	3.50	274,134	.50	.57	3.92	357
August 31, 2004	10.41	6.11	331,490	.50	.53	3.55	574
August 31, 2003	10.26	3.79	337,973	.50	.52	3.46	650
Class R
February 29, 2008*	8.51	(3.35)	12	1.00	1.37	5.18	156
August 31, 2007	9.11	(1.73)	20	.57	.68	4.88	368
August 31, 2006	9.78	1.51	20	.42	.53	4.75	487
August 31, 2005	10.21	3.55	11	.46	.52	3.99	357
August 31, 2004 (1)	10.41	4.18	10	.45	.48	5.00	574
Intermediate Fund
February 29, 2008*	8.78	.05	39,306	.60	1.11	4.74	234
August 31, 2007	9.00	(1.78)	53,499	.60	.87	4.73	511
August 31, 2006	9.62	1.52	88,898	.60	.79	4.17	550
August 31, 2005	9.94	1.95	126,849	.60	1.11	3.23	440
August 31, 2004	10.19	4.93	138,501	.60	1.23	2.92	197
August 31, 2003	10.08	4.11	137,364	.60	1.18	3.17	146
High Yield Bond Fund
February 29, 2008*	7.81	(1.96)	31,810	.75	1.06	7.56	62
August 31, 2007	8.27	6.85	33,919	.75	.99	7.01	95
August 31, 2006	8.31	2.83	50,406	.75	.77	6.74	167
August 31, 2005	8.78	7.53	60,432	.68	.68	6.70	137
August 31, 2004	8.76	11.64	120,740	.63	.63	7.07	152
August 31, 2003	8.44	15.18	140,773	.70	.70	7.39	149

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
37

SSgA
Fixed Income Funds

Notes to Financial Statements — February 29, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 27 investment portfolios which are in operation as of February 29, 2008. These financial statements report on three Funds, the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, collectively, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003 the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2. Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At February 29, 2008, 0.7% of net assets of the Bond Market Fund were priced using a qualified broker quote.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board. Certain securities, as of February 29, 2008 were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their net asset value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is unreliable.

Notes to Financial Statements
38

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. During the period covered by this report, certain of the fixed income markets in which the Funds invest experienced less liquidity than in prior periods, which affected the reliability of market quotations for certain fixed income securities. As a result, a higher percentage of the Funds portfolios were priced using fair value procedures than in prior periods.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2007, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2014	08/31/2015	Total
Bond Market	$—	$2,402,368	$2,402,368
Intermediate	583,826	1,337,557	1,921,383
High Yield	223,831	—	223,831

As of February 29, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$85,388,111	$38,931,990	$32,586,139
Gross Tax Unrealized Appreciation	960,912	745,317	229,167
Gross Tax Unrealized Depreciation	(789,264)	(516,289)	(2,237,977)
Net Tax Unrealized Appreciation (Depreciation)	$171,648	$229,028	$(2,008,810)

Notes to Financial Statements
39

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2006 to August 31, 2007, and treat it as arising in the fiscal year 2008. As of August 31, 2007, the Funds realized a capital loss as follows:

Bond Market	$606,633
Intermediate	901,430

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. As of February 29, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

The Funds declare and pay dividends monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with

Notes to Financial Statements
40

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the six months ended February 29, 2008, there were no unfunded loan commitments in the High Yield Bond Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

Notes to Financial Statements
41

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

Fund transactions in written options contracts for the six months ended February 29, 2008 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2007	—	$—	—	$—
Written	390	101,513	80	22,140
Closed	—	—	—	—
Expired	(350)	(64,768)	(70)	(12,954)
Outstanding at February 29, 2008	40	$36,745	10	$9,186

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the six months ended February 29, 2008, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

	Purchases	Sales
Bond Market	$48,950,093	$182,765,473
Intermediate	29,010,998	43,320,810
High Yield Bond	19,055,670	19,269,707

US Government and Agencies

For the six months ended February 29, 2008, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

	Purchases	Sales
Bond Market	$263,135,291	$346,840,390
Intermediate	97,316,916	107,277,664

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least

Notes to Financial Statements
42

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2008, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

Advisor

SSgA Funds Management Inc. (the "Advisor") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Bond Market	0.30
Intermediate	0.30
High Yield Bond	0.30

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to 0.70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Bond Market Fund's Institutional Class and Class R advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class' average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the six months ended February 29, 2008 was $259,667 for the Institutional Class and $21 for Class R. The total amount of the distribution fee waiver for the six months ended February 29, 2008 is $5.

The Advisor has contractually agreed to waive up to the full amount of the Intermediate Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.60% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the six months ended February 29, 2008 was $119,511.

The Advisor has contractually agreed to waive up to the full amount of the High Yield Bond Fund's advisory fees and reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the six months ended February 29, 2008 was $50,218.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

Notes to Financial Statements
43

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 29, 2008, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Bond Market	$3,187
High Yield Bond	1,347
Intermediate	58

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the SSgA Funds' administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCO Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all four of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a Distribution Agreements dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a Distribution Plan pursuant to Rule (12b-1) (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State

Notes to Financial Statements
44

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

For the six months ended February 29, 2008, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	CitiStreet
Bond Market	$21,892	$264	$—
Intermediate	5,832	1,785	2,335
High Yield Bond	4,188	218	—

The Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2008.

Class R

The Investment Company maintains a Distribution Plan with respect to the Class R Shares pursuant to Rule (12b-1) (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 29, 2008.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the six months ended February 29, 2008, the Bond Market Fund Class R paid $7.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain funds of the Investment Company until distribution in accordance with the Deferral Plan.

Notes to Financial Statements
45

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 29, 2008 were as follows:

	Bond Market	Intermediate	High Yield Bond
Advisory fees	$18,575	$9,722	$7,559
Administration fees	4,261	3,431	3,197
Custodian fees	52,405	19,864	5,751
Distribution fees	60,931	13,430	2,973
Shareholder servicing fees	2,284	6,249	5,111
Transfer agent fees	12,313	5,568	5,934
Trustees' fees	3,763	2,323	2,169
	$154,532	$60,587	$32,694

Beneficial Interest

As of February 29, 2008, the following table includes shareholders (four of which was also an affiliate of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Bond Market	2	71.9
Intermediate	3	62.5
High Yield Bond	1	13.0

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Bond Market Fund	February 29, 2008	August 31, 2007	February 29, 2008	August 31, 2007
Institutional Class
Proceeds from shares sold	1,037	28,075	$9,262	$274,450
Proceeds from reinvestment of distributions	478	1,325	4,202	12,885
Payments for shares redeemed	(22,775)	(35,454)	(197,054)	(344,692)
	(21,260)	(6,054)	(183,590)	(57,357)
Class R
Proceeds from shares sold	—	—	$1	$1
Proceeds from reinvestment of distributions	—	—	—	1
Payments for shares redeemed	(1)	—	(8)	—
	(1)	—	(7)	2
Total net increase (decrease)	(21,261)	(6,054)	$(183,597)	$(57,355)

Notes to Financial Statements
46

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Intermediate Fund	February 29, 2008	August 31, 2007	February 29, 2008	August 31, 2007
Proceeds from shares sold	573	5,587	$5,082	$52,887
Proceeds from reinvestment of distributions	136	376	1,208	3,573
Payments for shares redeemed	(2,176)	(9,257)	(19,289)	(87,435)
Total net increase (decrease)	(1,467)	(3,294)	$(12,999)	$(30,975)
High Yield Bond Fund
Proceeds from shares sold	670	755	$5,479	$6,388
Proceeds from reinvestment of distributions	55	136	448	1,141
Payments for shares redeemed	(755)	(2,855)	(6,192)	(24,275)
Total net increase (decrease)	(30)	(1,964)	$(265)	$(16,746)

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the six months ended February 29, 2008, the Funds did not utilize the Interfund Lending Program.

7.  Illiquid or Restricted Securities

As of February 29, 2008, the Funds identified the following securities as illiquid in light of the unprecedented developments in the credit markets prevailing at the time:

Illiquid Securities

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Bond Market Fund - 3.2%
Banc of America Mortgage Securities, Inc.	02/14/05	313,126	100.00	313	317
Banc of America Mortgage Securities, Inc.	11/30/05	3,628,075	100.00	3,628	3,470
Carrington Mortgage Loan Trust	06/14/07	45,855	100.00	46	45
Citigroup Mortgage Loan Trust, Inc.	06/08/07	240,000	100.00	240	197
Countrywide Asset-Backed Certificates	04/20/05	143,501	100.00	144	140
GMAC Mortgage Corp. Loan Trust	11/18/04	71,056	100.00	71	70
IXIS Real Estate Capital Trust	06/14/07	150,000	100.00	150	119
Mastr Asset Backed Securities Trust	05/10/07	315,000	100.00	315	249
Residential Accredit Loans, Inc.	02/15/06	833,040	100.00	833	847
Soundview Home Equity Loan Trust	04/26/07	100,000	100.00	100	65
Structured Asset Securities Corp.	02/22/05	543,000	100.00	543	475
Washington Mutual Asset-Backed Certificates	01/11/07	485,000	100.00	485	395
Wells Fargo Mortgage Backed Securities Trust	01/24/05	323,768	100.30	324	324
					$2,474

Notes to Financial Statements
47

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Intermediate Fund - 8.3%
Banc of America Mortgage Securities, Inc.	11/29/05	817,314	100.00	817	782
Countrywide Asset-Backed Certificates	04/20/05	156,850	100.00	157	153
Countrywide Asset-Backed Certificates	11/01/04	315,954	100.00	316	305
Deutsche ALT-A Securities, Inc.	03/22/06	641,126	100.00	641	472
Morgan Stanley Home Equity Loans	02/16/07	270,000	100.00	270	209
Securitized Asset Backed Receivables LLC Trust	04/23/07	500,000	100.00	500	439
Structured Asset Securities Corp.	02/22/05	181,000	100.00	181	158
TBW Mortgage Backed Pass Through Certificates	07/10/07	739,323	100.00	739	743
					$3,261
High Yield Fund - 3.8%
Boise Cascade Corporation., First Lien Term Loan	02/19/08	300,000	100.00	300	277
Boise Cascade Corporation., Second Lien Term Loan	02/19/08	300,000	100.00	300	295
DJO Finance LLC, Term Loan B	11/13/07	350,000	100.00	350	331
Novelis, Inc. CA Term Loan	09/07/07	107,958	100.00	109	94
Novelis, Inc. US Term Loan	09/07/07	240,292	100.00	239	208
					$1,205

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). A liquid trading market exists for the following restricted securities held as of February 29, 2008:

Restricted Securities (144A)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Bond Market Fund - 0.5%
National Gas Co. of Trinidad & Tobago, Ltd.	10/25/06	25,000	96.61	24	24
VTB Capital SA	10/27/06	350,000	100.00	350	347
					$371
Intermediate Fund - 1.7%
Berkshire Hathaway Finance Corp.	01/08/08	200,000	99.90	200	205
Kaupthing Bank Hf	09/27/06	125,000	99.65	125	111
Korea National Housing Corp.	11/15/06	90,000	99.93	90	90
Lloyds TSB Group PLC	11/06/06	105,000	100.00	105	92
Textron Financial Corp.	02/01/07	75,000	99.46	75	65
VTB Capital SA	10/27/06	125,000	100.00	125	124
					$687
High Yield Fund - 26.7%
Actuant Corp.	06/06/07	175,000	99.63	175	169
Allison Transmission	10/12/07	350,000	100.00	350	288
Atlas Energy Resources LLC	01/17/08	175,000	100.00	175	179
Basell AF SARL	01/04/06	175,000	100.42	176	122
Bausch & Lomb, Inc.	02/13/08	300,000	100.38	301	304
Boise Cascade Corporation., First Lien Term Loan	02/19/08	300,000	100.00	300	277
Boise Cascade Corporation., Second Lien Term Loan	02/19/08	300,000	100.00	300	295
Bombardier, Inc.	03/27/07	400,000	95.63	383	380
Charter Communications Operating LLC/Charter Communications Operating Capital	05/18/05	60,000	98.00	60	56
CII Carbon LLC	11/01/07	175,000	100.00	175	152
Digicel Group, Ltd.	02/22/07	225,000	99.21	223	197
DJO Finance LLC, Term Loan B	11/13/07	350,000	100.00	350	331
Energy Future Holdings Corp.	02/07/08	500,000	98.96	495	493
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	05/24/07	275,000	95.36	262	198

Notes to Financial Statements
48

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Forest Oil Corp.	06/01/07	175,000	100.00	175	176
Galaxy Entertainment Finance Co., Ltd.	06/02/06	275,000	104.71	288	274
ION Media Networks, Inc.	10/17/07	175,000	102.13	179	135
LBI Media, Inc.	07/18/07	175,000	98.41	172	153
Local TV Finance LLC	05/02/07	200,000	100.00	200	163
Mosaic Co. (The)	11/16/06	80,000	100.00	80	86
Mosaic Co. (The)	11/16/06	165,000	100.00	165	175
Neiman-Marcus Group, Inc.	11/22/05	325,000	100.16	326	323
Nieuw Amsterdam Receivable Corp.	02/29/08	1,000,000	100.00	1,000	998
Novelis, Inc. CA Term Loan	09/07/07	109,000	100.00	109	94
Novelis, Inc. US Term Loan	09/07/07	239,000	100.00	239	208
Petroleum Development Corp.	02/01/08	175,000	98.58	173	173
Pokagon Gaming Authority	04/17/07	186,000	110.66	206	193
Quebecor Media, Inc.	09/26/07	175,000	96.96	175	161
RH Donnelley Corp.	09/19/07	350,000	100.00	350	205
Ryerson, Inc.	12/19/07	175,000	98.65	173	165
Seminole Hard Rock Entertainment, Inc.	02/27/07	400,000	100.00	400	312
Shingle Springs Tribal Gaming Authority	06/22/07	350,000	100.76	350	311
Snoqualmie Entertainment Authority	01/23/07	240,000	100.00	240	214
Southwestern Energy Co.	01/11/08	350,000	100.00	350	360
TL Acquisitions, Inc.	06/22/07	175,000	98.80	173	156
					$8,476

8.  Dividends

On March 3, 2008, the Funds declared the following dividends from net investment income payable on March 7, 2008 to shareholders of record March 4, 2008.

Net Investment Income
Bond Market Fund	$0.0215
Bond Market Fund - Class R	0.0224
Intermediate Fund	0.0304
High Yield Bond Fund	0.0476

Notes to Financial Statements
49

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — February 29, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
50

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2008 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 27 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	27	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio) Member, Qualified Legal and Compliance Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
51

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	27	Listed under Principal Occupations

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	27	Listed under Principal Occupations

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
52

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	27	Listed under Principal Occupations

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
53

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Age 44 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company and Russell Fund Services Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Capital Inc., A Street Investment Associates Inc. (real estate investment); and Russell Corporate Ventures Inc.; Chief Legal Officer, Russell Trust Company, Russell Implementation Services Inc. (institutional brokerage firm).

Gregory J. Lyons Age 47 909 A Street Tacoma, WA 98402	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Fund Distributors, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers
54

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Chief Legal Officer

Gregory J. Lyons, Secretary

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
55

FISAR-02/08 (50030)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

Emerging Markets Fund — Select Class

International Stock Selection Fund

International Stock Selection Fund — Class R

International Growth Opportunities Fund

Semiannual Report

February 29, 2008

SSgA Funds

International Equity Funds

Semiannual Report

February 29, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA
Emerging Markets Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance 5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$1,068.60	$1,018.65
Expenses Paid During Period *	$6.43	$6.27

* Expenses are equal to the Fund's expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$1,069.80	$1,019.74
Expenses Paid During Period *	$5.30	$5.17

* Expenses are equal to the Fund's expense ratio of 1.03% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund

This page has been intentionally left blank.

SSgA
Emerging Markets Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 89.9%
Argentina - 0.3%
Banco Patagonia SA	320,316	6,402
Grupo Clarin Class B (Æ)(l)	466,957	6,491
		12,893
Bermuda - 1.4%
Credicorp, Ltd.	657,386	48,864
Dufry South America, Ltd.	334,311	7,502
		56,366
Brazil - 14.9%
Acucar Guarani SA	732,748	5,070
Agra Empreendimentos Imobiliarios SA	504,679	3,253
Agrenco Ltd. (Æ)	1,509,092	5,426
Amil Participacoes SA (Æ)	939,664	7,779
Anhanguera Educacional Participacoes SA	475,701	7,792
Banco Bradesco SA - ADR (Æ)	227,303	7,135
Banco do Brasil SA	488,459	8,166
Bolsa de Mercadorias e Futuros - BM&F (Æ)	440,599	4,698
Cia Siderurgica Nacional SA - ADR (Ñ)	319,936	11,962
Cia Vale do Rio Doce - ADR	4,047,666	141,021
Construtora Tenda SA	769,282	5,231
Cyrela Brazil Realty SA	488,783	7,804
Equatorial Energia SA	496,673	5,477
Estacio Participacoes SA	522,808	3,184
Ez Tec Empreendimentos e Participacoes SA	1,261,788	5,111
Fertilizantes Heringer SA	306,945	3,893
General Shopping Brasil SA	1,364,359	11,682
Gerdau SA - ADR (Ñ)	490,923	16,088
Klabin Segall SA	659,350	4,250
Kroton Educacional SA	74,418	1,122
Log-in Logistica Intermodal SA (Æ)	820,051	5,286
Lojas Renner SA	549,430	10,907
LPS Brasil Consultoria de Imoveis SA (Æ)	432,345	8,053
Medial Saude SA	378,621	4,635
MMX Mineracao e Metalicos SA (Æ)	49,750	26,477
MPX Mineracao e Energia SA (Æ)	35,400	21,310
Multiplan Empreendimentos Imobiliarios SA	485,699	5,856
Odontoprev SA	35,462	943
PDG Realty SA Empreendimentos e Participacoes	1,284,020	18,792
Petroleo Brasileiro SA - ADR	1,940,531	201,858
Tecnisa SA - GDR	966,144	5,170
Tele Norte Leste Participacoes SA	91,013	3,439
Tempo Participacoes SA (Æ)	402,158	1,570

	Principal Amount ($) or Shares	Market Value $
Tractebel Energia SA	460,400	5,676
		586,116
Cayman Islands - 0.4%
Parkson Retail Group, Ltd. (Ñ)	791,000	8,139
Yingli Green Energy Holding Co., Ltd. - ADR (Æ)(Ñ)	464,600	7,838
		15,977
China - 8.5%
Angang Steel Co., Ltd. Class H (Ñ)	2,816,679	7,364
China Coal Energy Co. (Ñ)	5,174,000	11,334
China Communications Construction Co., Ltd. Class H (Ñ)	8,546,824	21,863
China Construction Bank Corp. Class H (Ñ)	29,528,000	22,351
China COSCO Holdings Co., Ltd. Class H (Ñ)	4,880,500	14,162
China Life Insurance Co., Ltd. Class H (Ñ)	7,829,000	30,508
China Merchants Bank Co., Ltd. (Ñ)	2,954,000	10,201
China Molybdenum Co., Ltd. Class H	2,665,000	3,724
China National Materials Co., Ltd. (Æ)	5,059,000	5,116
China Petroleum & Chemical Corp. Class H (Ñ)	25,935,000	28,317
China Railway Group, Ltd. (Æ)(Ñ)	5,590,800	6,518
China Shenhua Energy Co., Ltd. (Ñ)	2,692,800	13,728
China Shipping Development Co., Ltd. Class H	5,438,000	16,783
China Telecom Corp., Ltd. Class H (Ñ)	8,678,000	6,448
Country Garden Holdings Co, Ltd. (Æ)(Ñ)	8,660,000	7,978
Guangzhou R&F Properties Co., Ltd. (Ñ)	3,054,400	9,198
Harbin Power Equipment Class H (Ñ)	3,936,000	8,743
Industrial & Commercial Bank of China (Ñ)	25,147,000	17,410
Jiangxi Copper Co., Ltd. Class H (Ñ)	2,353,000	5,472
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	75,500	4,707
PetroChina Co., Ltd. Class H (Ñ)	23,744,000	34,937
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	2,609,000	19,651
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	8,510,000	4,013
Tencent Holdings, Ltd. (Ñ)	1,643,000	10,154
Xinao Gas Holdings, Ltd. (Ñ)	3,274,000	6,033
Zijin Mining Group Co., Ltd. Class H (Ñ)	6,127,000	8,003
		334,716
Columbia - 0.2%
BanColombia SA - ADR	183,928	6,208

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cyprus - 0.0%
Urals Energy PCL (Æ)	100,000	342
Egypt - 1.9%
Egyptian Financial Group-Hermes Holding	1,230,983	14,326
El Sewedy Cables Holding Co. (Æ)	427,489	12,117
Orascom Construction Industries	197,826	23,844
Orascom Hotels & Development	366,792	5,941
Orascom Telecom Holding SAE	600,110	9,047
Orascom Telecom Holding SAE - GDR (l)	34,800	2,544
Telecom Egypt	1,559,954	6,501
		74,320
Hong Kong - 4.8%
Beijing Enterprises Holdings, Ltd.	1,082,000	4,490
China Everbright, Ltd. (Ñ)	2,150,000	4,912
China Mangniu Dairy Co., Ltd. (Ñ)	3,800,000	10,228
China Mobile, Ltd.	7,085,700	106,523
China Overseas Land & Investment, Ltd. (Ñ)	9,060,000	17,436
China Resources Enterprise (Ñ)	1,176,000	4,162
China Resources Power Holdings Co.	4,014,000	9,987
CNOOC, Ltd. (Ñ)	15,779,500	26,291
Nine Dragons Paper Holdings, Ltd. (Ñ)	2,492,000	4,384
		188,413
Hungary - 1.3%
Magyar Telekom Telecommunications PLC	1,081,317	5,221
MOL Hungarian Oil and Gas Nyrt	120,056	16,346
OTP Bank Nyrt	572,056	23,052
Richter Gedeon Nyrt	22,354	4,825
		49,444
India - 1.6%
Aditya Birla Nuvo, Ltd.	70,885	2,966
Bharat Heavy Electricals, Ltd.	51,340	2,910
Bharti Airtel, Ltd.	12,728	260
DLF, Ltd.	242,851	4,653
Firstsource Solutions, Ltd. (Æ)	244,242	308
Housing Development Finance Corp.	62,434	4,316
ICICI Bank, Ltd.	163,709	4,389
ICICI Bank, Ltd. - ADR	72,700	3,769
Idea Cellular, Ltd. (Æ)	637,437	1,728
Infosys Technologies, Ltd.	100,174	3,844
Larsen & Toubro, Ltd.	71,198	6,192
Mundra Port and Special Economic Zone, Ltd. (Æ)	103,733	1,878
Power Grid Corp. of India, Ltd.	1,249,947	3,366
Reliance Communications, Ltd.	188,009	2,639

	Principal Amount ($) or Shares	Market Value $
Reliance Industries, Ltd.	221,312	13,545
Suzlon Energy, Ltd.	533,750	3,712
Tata Consultancy Services, Ltd.	32,182	702
		61,177
Indonesia - 3.3%
Aneka Tambang Tbk PT	39,913,500	17,471
Bank Central Asia Tbk PT	15,363,000	5,942
Bank Mandiri Persero Tbk PT	14,528,000	5,104
Bank Rakyat Indonesia	10,243,000	7,963
Berlian Laju Tanker Tbk PT	40,125,500	10,546
Berlian Laju Tanker Tbk PT (Ñ)	2,299,000	575
Bumi Resources Tbk PT	35,985,000	29,724
International Nickel Indonesia Tbk PT	3,287,500	3,355
Perusahaan Gas Negara PT	1,346,500	2,008
PT Astra International Tbk PT	4,216,620	12,666
Tambang Batubara Bukit Asam Tbk PT	3,424,500	4,230
Telekomunikasi Indonesia Tbk PT	20,188,500	21,442
United Tractors Tbk PT	5,666,500	8,122
		129,148
Ireland - 0.3%
Dragon Oil PLC	1,095,283	9,830
Israel - 1.8%
Bank Hapoalim BM	641,652	2,772
Bank Leumi Le-Israel BM	730,389	3,385
Elbit Systems, Ltd.	105,649	5,995
Israel Chemicals, Ltd.	1,059,306	14,627
Makhteshim-Agan Industries, Ltd.	1,134,019	9,486
Ormat Industries	307,169	4,026
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	600,703	29,476
		69,767
Kazakhstan - 0.0%
BMB Munai, Inc. (Æ)(Ñ)	124,000	646
Luxembourg - 0.3%
Evraz Group SA - GDR	113,925	10,709
Malaysia - 0.7%
Bumiputra-Commerce Holdings BHD	2,146,900	6,976
Digi.Com BHD - GDR	176,300	1,312
Genting BHD	947,200	2,006
IJM Corp. BHD	857,300	1,928
IOI Corp. BHD	1,966,175	4,900
Kuala Lumpur Kepong BHD	311,200	1,788
Malayan Banking BHD	608,375	1,720
Resorts World BHD	805,845	933
SP Setia BHD	1,260,900	1,942
Telekom Malaysia BHD	549,000	1,941

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
UEM World BHD	1,343,000	1,448
		26,894
Mexico - 2.0%
America Movil SAB de CV	5,320,900	16,012
America Movil SAB de CV Series L - ADR	403,223	24,379
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	91,322	5,437
Empresas ICA SAB de CV - ADR (Æ)(Ñ)	120,100	2,863
Financiera Independencia SAB de CV (Æ)	1,803,784	2,863
Grupo Aeroportuario del Pacifico SA de CV - ADR	124,823	5,738
Grupo Famsa SAB de CV Class A (Ñ)	529,009	1,656
Grupo Mexico SAB de CV	727,376	5,082
Megacable Holdings SAB de CV (Æ)	1,098,100	3,091
Mexichem SAB de CV (Ñ)	1,233,200	6,373
Wal-Mart de Mexico SAB de CV	1,394,450	5,069
		78,563
Nigeria - 0.2%
Guaranty Trust Bank - GDR (l)	525,700	8,201
Pakistan - 2.0%
Bank Alfalah, Ltd. (Æ)	5,812,000	5,726
Engro Chemical Pakistan, Ltd.	1,446,700	7,371
MCB Bank, Ltd.	2,298,535	15,918
National Bank of Pakistan	2,230,264	9,433
Nishat Mills, Ltd.	2,870,000	5,308
Oil & Gas Development Co., Ltd.	5,162,300	10,607
Pakistan Petroleum, Ltd.	1,242,450	5,272
Pakistan State Oil Co., Ltd.	1,374,500	10,856
Pakistan Telecommunication Co., Ltd.	11,068,455	7,447
		77,938
Peru - 0.8%
Cia de Minas Buenaventura SA - ADR (Ñ)	410,100	31,180
Philippines - 0.6%
Ayala Corp.	93,470	987
Ayala Land, Inc.	14,912,025	4,251
Filinvest Land, Inc. (Æ)	25,938,000	665
Megaworld Corp.	40,279,100	2,402
Philippine Long Distance Telephone Co. - ADR	244,507	17,348
		25,653

	Principal Amount ($) or Shares	Market Value $
Russia - 11.3%
Chelyabinsk Pipe Works (Æ)	357,115	1,432
Comstar United Telesystems - GDR	428,353	4,241
Gazprom OAO - ADR	3,258,703	165,542
Gazpromneft OAO - ADR (Ñ)	362,150	11,046
Integra Group Holdings Co., Ltd (Æ)(Ñ)	93,450	1,252
LSR Group - GDR (Æ)(l)	337,865	5,068
LUKOIL - ADR	571,632	42,529
Magnit OAO	27,785	1,406
Mechel - ADR	118,448	15,641
MMC Norilsk Nickel - ADR	1,149,480	33,737
Mobile Telesystems OJSC - ADR	272,970	22,400
NovaTek OAO - GDR	171,496	13,011
Novolipetsk Steel OJSC - GDR	231,184	10,593
Open Investments	5,260	1,327
Pharmstandard - GDR (Æ)	206,067	5,708
Raspadskaya	128,786	958
Rosneft Oil Co.	493,481	4,031
Sberbank	12,300,797	40,847
Severstal-Avto	46,437	2,744
Sistema JSFC - GDR	162,121	5,811
Sistema-Hals - GDR (Æ)(l)	172,540	1,332
Tatneft - GDR	82,104	10,281
Unified Energy System (Æ)	10,889,880	12,531
Veropharm (Æ)	9,078	508
Vimpel-Communications - ADR	806,641	28,015
Wimm-Bill-Dann Foods OJSC	39,111	3,172
Wimm-Bill-Dann Foods OJSC - ADR (Ñ)	4,011	422
		445,585
Singapore - 0.1%
Yangzijiang Shipbuilding Holdings, Ltd. (Æ)(Ñ)	4,439,641	3,318
South Africa - 5.3%
African Rainbow Minerals, Ltd.	182,875	4,735
Anglo Platinum, Ltd.	78,091	12,223
ArcelorMittal South Africa, Ltd.	515,521	12,273
Aveng, Ltd. (Ñ)	863,234	6,770
Discovery Holdings, Ltd.	1	—	±
Exxaro Resources, Ltd.	469,365	6,042
FirstRand, Ltd.	3,616,342	8,551
Grindrod, Ltd.	1,383,153	4,234
Impala Platinum Holdings, Ltd.	638,309	26,493
Kumba Iron Ore, Ltd.	316,526	13,494
Metropolitan Holdings, Ltd.	1,993,452	3,624
MTN Group, Ltd.	1,652,044	25,902
Murray & Roberts Holdings, Ltd.	671,034	8,340
Pretoria Portland Cement Co., Ltd.	901,104	4,889
Sanlam, Ltd.	2,997,847	7,133
Sasol, Ltd.	723,184	37,066
Shoprite Holdings, Ltd.	1,259,244	6,517

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Standard Bank Group, Ltd.	1,263,982	15,846
Truworths International, Ltd.	1,193,773	4,028
		208,160
South Korea - 13.5%
CJ CheilJedang Corp. (Æ)	8,710	2,454
Daelim Industrial Co. (Ñ)	100,380	15,618
DC Chemical Co., Ltd. (Æ)	8,570	3,056
Dongbu Insurance Co., Ltd.	232,120	9,206
GS Engineering & Construction Corp. (Ñ)	65,989	10,091
Hana Financial Group, Inc. (Ñ)	219,625	9,751
Hanjin Heavy Industries & Const Holdings Co., Ltd. (Ñ)	25,976	916
Hanjin Heavy Industries & Construction Co., Ltd.	89,961	5,503
Hyundai Department Store Co., Ltd. (Ñ)	92,067	8,618
Hyundai Development Co. (Æ)(Ñ)	150,878	10,713
Hyundai Heavy Industries (Ñ)	35,573	14,081
Hyundai Mipo Dockyard (Ñ)	79,359	22,301
Hyundai Mobis (Æ)(Ñ)	106,557	8,194
Hyundai Motor Co. (Ñ)	184,420	12,922
Hyundai Steel Co. (Æ)	115,670	8,967
Industrial Bank of Korea (Ñ)	328,210	5,295
Kookmin Bank	391,432	24,183
Korea Investment Holdings Co., Ltd.	179,485	9,741
Korea Kumho Petrochemical (Ñ)	88,818	4,866
Korea Zinc Co., Ltd.	16,832	2,537
Korean Air Lines Co., Ltd.	65,302	4,910
KT&G Corp. (Ñ)	319,230	26,373
LG Chem, Ltd.	165,514	13,822
LG Electronics, Inc. Class H (Ñ)	252,635	27,136
LG Fashion Corp. (Ñ)	98,670	2,618
LG Household & Health Care, Ltd. (Ñ)	19,130	3,489
LS Cable, Ltd.	110,912	10,476
NHN Corp.	85,047	18,896
POSCO	96,654	53,053
Pusan Bank	418,030	5,537
Samsung Electronics Co., Ltd. (Ñ)	131,601	77,258
Samsung Engineering Co., Ltd. (Æ)	60,396	6,306
Samsung Fire & Marine Insurance Co., Ltd.	18,565	3,667
Samsung Heavy Industries Co., Ltd.	125,050	4,158
Samsung Techwin Co., Ltd. (Ñ)	136,922	7,000
Shinhan Financial Group Co., Ltd. (Æ)	441,682	23,813
Shinsegae Co., Ltd. (Ñ)	10,359	6,441
SK Energy Co., Ltd.	125,206	17,022
SK Holdings Co., Ltd.	59,151	10,507
SK Telecom Co., Ltd.	56,799	11,528
STX Engine Co., Ltd. (Æ)	38,790	2,002
Woori Finance Holdings Co., Ltd. (Ñ)	298,690	5,357
		530,382

	Principal Amount ($) or Shares	Market Value $
Sri Lanka - 0.2%
Dialog Telekom, Ltd.	56,711,403	9,465
Taiwan - 6.2%
Acer, Inc.	900,306	1,643
Advanced Semiconductor Engineering, Inc.	3,895,000	3,599
Asia Cement Corp.	3,814,560	6,339
Asustek Computer, Inc.	1,997,891	5,495
AU Optronics Corp.	6,114,862	11,749
Cathay Financial Holding Co., Ltd.	5,668,057	14,431
China Airlines	4,776,000	2,605
China Steel Corp. Class H	8,813,873	13,183
Chunghwa Telecom Co., Ltd.	4,349,280	10,760
Compal Electronics, Inc.	3,529,000	3,178
Delta Electronics, Inc.	1,886,537	5,317
Far Eastern Department Stores Co., Ltd.	1,483,000	2,735
Far Eastern Textile Co., Ltd.	4,851,178	7,972
First Financial Holding Co., Ltd.	6,529,989	5,914
Formosa Chemicals & Fibre Corp.	3,038,543	7,471
Formosa Petrochemical Corp.	1,560,000	4,333
Formosa Plastics Corp.	3,722,000	10,090
Formosa Taffeta Co., Ltd.	3,043,000	3,042
Fubon Financial Holding Co., Ltd.	6,005,000	6,634
High Tech Computer Corp.	446,540	9,287
HON HAI Precision Industry Co., Ltd.	3,481,666	20,708
Hua Nan Financial Holdings Co., Ltd.	3,058,000	2,422
InnoLux Display Corp.	1,684,222	4,666
MediaTek, Inc.	793,999	9,051
Powertech Technology, Inc.	958,812	3,224
Richtek Technology Corp.	198,950	1,760
Siliconware Precision Industries Co.	4,423,116	7,193
Silitech Technology Corp.	623,000	1,921
Taiwan Cooperative Bank	2,739,000	2,282
Taiwan Fertilizer Co., Ltd.	724,000	2,888
Taiwan Mobile Co.	2,958,092	4,947
Taiwan Semiconductor Manufacturing Co., Ltd.	14,471,118	28,291
Tripod Technology Corp.	1,428,335	4,907
U-Ming Marine Transport Corp.	1,089,000	2,908
Wistron Corp.	2,891,563	4,707
Yuanta Financial Holding Co., Ltd.	7,797,220	6,951
		244,603
Thailand - 2.7%
Advanced Info Service PCL	580,800	1,938
Bangkok Bank PCL	2,953,500	12,139
Banpu PCL	1,019,200	15,303
Electricity Generating PCL	682,400	2,086
Kasikornbank PCL	3,629,500	10,160
Krung Thai Bank PCL	18,358,300	6,066

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Land and Houses PCL	5,007,700	1,317
Minor International PCL	4,590,738	2,421
PTT Aromatics & Refining PCL (Æ)	5,213,348	6,998
PTT Chemical PCL	2,161,454	8,103
PTT PCL	1,631,233	17,725
Siam Cement PCL	188,700	1,287
Thai Oil PCL	1,805,218	4,531
Thoresen Thai Agencies PCL	3,866,000	5,896
Total Access Communication PCL (Ñ)	3,010,100	4,253
True Corp. PCL	41,732,700	7,160
		107,383
Turkey - 2.9%
Akbank TAS	2,355,050	12,570
Anadolu Efes Biracilik Ve Malt Sanayii AS	645,059	7,179
Asya Katilim Bankasi AS	809,448	7,531
BIM Birlesik Magazalar AS	32,388	2,816
Enka Insaat ve Sanayi AS	367,469	5,557
Eregli Demir ve Celik Fabrikalari TAS	1,177,992	8,285
Ford Otomotiv Sanayi AS	340,504	3,206
Haci Omer Sabanci Holding AS	874,911	3,955
KOC Holding AS	797,652	2,986
Tofas Turk Otomobil Fabrikasi AS	895,576	4,131
Tupras Turkiye Petrol Rafine	273,243	6,914
Turkcell Iletisim Hizmet AS	1,659,956	16,682
Turkiye Garanti Bankasi AS	2,964,277	17,628
Turkiye Halk Bankasi AS	531,666	3,383
Turkiye Is Bankasi	2,024,734	9,319
Yapi ve Kredi Bankasi AS	1,854,468	4,134
		116,276
United Arab Emirates - 0.1%
DP World, Ltd. (Æ)	6,336,348	5,703
United States - 0.3%
Southern Copper Corp. (Ñ)	103,757	11,840
Total Common Stocks (cost $2,201,771)		3,537,216
Preferred Stocks - 2.9%
Brazil - 2.4%
Banco Cruzeiro do Sul SA Class Preferenc (Æ)	1,007,555	7,549
Banco Daycoval SA Class Preferenc (Æ)	711,413	5,343
Banco do Estado do Rio Grande do Sul	1,029,357	6,056

	Principal Amount ($) or Shares	Market Value $
Banco Industrial e Comercial SA (Æ)	880,795	5,057
Banco Itau Holding Financeira SA	1,170,740	29,492
Banco Pine SA	602,264	4,623
Banco Sofisa SA (Æ)	1,068,818	7,142
Bradespar SA	66,077	1,719
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	217,289,035	17,733
Lojas Americanas SA	350,969	3,196
NET Servicos de Comunicacao SA (Æ)	1	—	±
Petroleo Brasileiro SA	106,300	5,120
Ultrapar Participacoes SA (Æ)	94,300	3,524
		96,554
South Korea - 0.5%
Hyundai Motor Co.	72,100	2,072
LG Electronics, Inc.	25,720	1,265
Samsung Electronics Co., Ltd.	35,802	15,366
		18,703
Total Preferred Stocks (cost $78,656)		115,257
Short-Term Investments - 7.1%
United States - 7.1%
SSgA Prime Money Market Fund	281,485,344	281,485
Total Short-Term Investments (identified cost $281,485)		281,485
Other Securities - 8.3%
State Street Navigator Securities Prime Lending Portfolio (W)	325,000,799	325,001
Total Other Securities (cost $325,001)		325,001
Total Investments - 108.2% (identified cost $2,886,913)		4,258,959
Other Assets and Liabilities, Net - (8.2%)		(321,710)
Net Assets - 100.0%		3,937,249

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (Except Contract Amount)

Futures Contracts (Number of Contracts)	Notional Amount USD	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 03/08 (2,066)	67,062	370
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		370

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	63,980	MYR	214,558	03/19/08	3,172
MXN	29,071	USD	2,710	03/04/08	(5)
MYR	25,838	USD	7,918	03/19/08	(168)
PHP	141,874	USD	3,476	03/04/08	(30)
PLN	5,327	USD	2,300	03/04/08	7
ZAR	30,545	USD	3,943	03/04/08	46
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					3,022

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	4.2	161,711
Consumer Staples	2.2	86,309
Energy	17.4	686,864
Financials	20.4	817,527
Health Care	1.0	41,460
Industrials	9.3	348,830
Information Technology	6.4	259,297
Materials	18.9	750,072
Telecommunication Services	10.1	393,824
Utilities	2.9	106,579
Short-Term Investments	7.1	281,485
Other Securities	8.3	325,001
Total Investments	108.2	4,258,959
Other Assets and Liabilities, Net	(8.2)	(321,710)
Net Assets	100.0	3,937,249
Geographic Diversification	% of Net Assets	Market Value $
Africa	5.5	216,361
Asia	43.5	1,714,309
Europe	16.0	630,934
Latin America	23.7	928,593
Middle East	3.8	149,790
Other Regions	7.5	293,971
Other Securities	8.2	325,001
Total Investments	108.2	4,258,959
Other Assets and Liabilities, Net	(8.2)	(321,710)
Net Assets	100.0	3,937,249

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
10

SSgA
Emerging Markets Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Citigroup	6,276	3 Month USD LIBOR- BBA minus 2.00%	07/07/08	938
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	11,758	3 Month USD LIBOR- BBA minus 3.25%	04/10/08	246
MSCI India Gross Dividends Reinvested	Morgan Stanley	12,986	3 Month USD LIBOR- BBA minus 3.75%	04/30/08	(418)
MSCI India Gross Dividends Reinvested	Morgan Stanley	15,112	3 Month USD LIBOR- BBA minus 4.10%	03/13/08	(2,006)
MSCI India Gross Dividends Reinvested	Merrill Lynch	13,773	3 Month USD LIBOR- BBA minus 3.00%	04/24/08	(970)
MSCI India Gross Dividends Reinvested	Morgan Stanley	18,852	3 Month USD LIBOR- BBA minus 3.50%	06/26/08	(2,921)
MSCI India Gross Dividends Reinvested	Morgan Stanley	13,000	3 Month USD LIBOR- BBA minus 3.50%	06/26/08	(2,016)
MSCI India Gross Dividends Reinvested	Morgan Stanley	24,200	3 Month USD LIBOR- BBA minus 4.00%	01/29/09	(4,538)
MSCI Malaysia Gross Dividends Reinvested	Merrill Lynch	4,101	3 Month USD LIBOR- BBA minus 2.00%	04/30/08	11
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	8,783	3 Month USD LIBOR- BBA minus 2.00%	03/07/08	(187)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	10,057	3 Month USD LIBOR- BBA minus 2.25%	04/30/08	(381)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	6,802	3 Month USD LIBOR- BBA minus 2.00%	05/16/08	301
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	4,846	3 Month USD LIBOR- BBA minus 2.25%	06/16/08	115
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	3,710	3 Month USD LIBOR- BBA minus 2.00%	07/03/08	218
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	4,292	3 Month USD LIBOR- BBA minus 1.00%	08/18/08	238
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	2,205	3 Month USD LIBOR- BBA minus 2.50%	01/12/09	(57)
MSCI Taiwan Index Price Return Index	Citigroup	19,642	3 Month USD LIBOR- BBA minus 0.90%	05/31/08	378
MSCI Thailand Free Gross Dividends Reninvested	Morgan Stanley	1,919	3 Month USD LIBOR- BBA minus 2.00%	05/29/08	139
MSCI Turkey Free Gross Dividends Reinvested	Merrill Lynch	4,761	3 Month USD LIBOR- BBA minus 2.75%	04/30/08	145
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	1,866	3 Month USD LIBOR- BBA minus 2.50%	07/14/08	(257)
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(11,022)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
11

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Argentina	0.3
Bermuda	1.4
Brazil	14.9
Cayman Islands	0.4
China	8.5
Columbia	0.2
Cyprus	—	*
Egypt	1.9
Hong Kong	4.8
Hungary	1.3
India	1.6
Indonesia	3.3
Ireland	0.3
Israel	1.8
Kazakhstan	0.0
Luxembourg	0.3
Malaysia	0.7
Mexico	2.0
Nigeria	0.2
Pakistan	2.0
Peru	0.8
Philippines	0.6
Russia	11.3
Singapore	0.1
South Africa	5.3
South Korea	13.5
Sri Lanka	0.2
Taiwan	6.2
Thailand	2.7
Turkey	2.9
United Arab Emirates	0.1
United States	0.3
Preferred Stock	2.9
Short-Term Investments	7.1
Other Securities	8.3
Total Investments	108.2
Other Assets and Liabilities, Net	(8.2)
	100.0
Futures Contracts	—	*
Foreign Currency Exchange Contracts	0.1
Index Swap Contracts	(0.3)

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund
12

SSgA
International Stock Selection Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$914.70	$1,019.89
Expenses Paid During Period *	$4.76	$5.02

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$913.40	$1,018.70
Expenses Paid During Period *	$5.90	$6.22

* Expenses are equal to the Fund's expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund
13

This page has been intentionally left blank.

SSgA
International Stock Selection Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.3%
Australia - 7.7%
Commonwealth Bank of Australia (Ñ)	629,844	24,321
CSL, Ltd. (Ñ)	1,167,895	39,198
GPT Group (ö)	2,237,423	6,549
Qantas Airways, Ltd.	5,779,203	22,418
Rio Tinto, Ltd. (Ñ)	260,652	32,490
Stockland (ö)	1,910,985	12,373
Westpac Banking Corp. (Ñ)	1,058,296	22,583
Woolworths, Ltd.	691,877	18,398
		178,330
Belgium - 0.8%
Dexia SA (Ñ)	413,408	9,712
Dexia SA	43,503	1,026
Fortis	384,145	8,463
		19,201
Bermuda - 0.9%
Esprit Holdings, Ltd. (Ñ)	1,639,600	20,521
Denmark - 1.6%
Danske Bank A/S (Ñ)	559,900	21,442
Novo Nordisk A/S Series B Class B	244,075	16,710
		38,152
Finland - 2.2%
Nokia OYJ	1,185,048	42,625
Rautaruukki OYJ	219,806	9,629
		52,254
France - 10.7%
Accor SA (Ñ)	116,845	8,293
AXA SA (Ñ)	611,496	20,619
BNP Paribas	136,076	12,224
Casino Guichard Perrachon SA (Ñ)	157,432	17,861
Christian Dior SA	99,935	10,902
Eutelsat Communications	307,856	8,487
France Telecom SA (Ñ)	890,755	29,931
Gaz de France SA	548,242	31,456
Sanofi-Aventis SA	178,448	13,228
Total SA	763,216	57,632
UBISOFT Entertainment (Æ)	323,676	27,120
Vivendi	310,944	12,278
		250,031
Germany - 13.0%
Allianz SE	134,658	23,620
BASF SE (Ñ)	421,869	53,430
Daimler AG (Ñ)	131,222	11,033

	Principal Amount ($) or Shares	Market Value $
Deutsche Bank AG (Ñ)	74,843	8,319
E.ON AG (Ñ)	167,335	31,444
MAN AG (Ñ)	184,987	23,951
Muenchener Rueckversicherungs AG (Ñ)	216,503	37,804
RWE AG (Ñ)	299,495	36,125
Salzgitter AG	102,543	17,951
ThyssenKrupp AG	386,702	22,188
Volkswagen AG (Ñ)	161,111	36,605
		302,470
Hong Kong - 2.4%
BOC Hong Kong Holdings, Ltd.	8,861,000	21,351
Hang Seng Bank, Ltd. (Ñ)	1,395,700	26,367
New World Development, Ltd.	3,415,000	9,197
		56,915
Italy - 3.9%
Enel SpA	3,411,027	36,724
ENI SpA	1,591,496	55,022
		91,746
Japan - 18.9%
Alfresa Holdings Corp.	289,700	20,092
Amada Co., Ltd.	1,757,000	13,150
Aozora Bank, Ltd. New (Ñ)	5,127,000	13,632
Asahi Breweries, Ltd.	834,800	15,611
Bank of Yokohama, Ltd. (The)	1,019,000	6,581
Canon, Inc.	218,500	9,780
Central Japan Railway Co.	2,628	25,020
Fujitsu, Ltd. (Ñ)	3,565,000	25,375
Honda Motor Co., Ltd.	832,200	25,417
ITOCHU Corp.	2,465,000	25,925
Joint Corp. Class H (Ñ)	517,000	6,694
Kenedix, Inc. (Ñ)	6,237	8,206
Makita Corp.	388,100	13,689
Mitsubishi Corp.	1,652,900	50,378
Mitsubishi Electric Corp.	1,671,000	15,265
Mitsui Mining & Smelting Co., Ltd.	3,054,000	11,184
Mitsui OSK Lines, Ltd. (Ñ)	2,135,000	27,744
Nippon Telegraph & Telephone Corp.	5,907	25,642
NTT Data Corp. Class H (Ñ)	6,535	30,545
Sekisui House, Ltd.	1,455,000	15,004
Sumitomo Electric Industries, Ltd.	1,188,900	17,616
Toyo Suisan Kaisha, Ltd.	383,000	6,231
Toyota Motor Corp.	486,600	26,482
UNY Co., Ltd. (Ñ)	562,000	4,452
		439,715

International Stock Selection Fund
15

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Luxembourg - 1.8%
ArcelorMittal (Ñ)	547,355	41,428
Netherlands - 5.8%
Aegon NV	765,498	11,427
ASM International NV (Ñ)	380,028	7,452
ING Groep NV	1,028,527	34,258
Koninklijke Ahold NV	1,120,159	14,715
Royal KPN NV	2,015,329	38,055
Unilever NV	908,299	28,105
		134,012
Norway - 1.1%
StatoilHydro ASA	806,100	24,672
Singapore - 0.8%
Singapore Exchange, Ltd. (Ñ)	2,634,000	15,283
Wing Tai Holdings, Ltd. (Ñ)	1,834,000	2,760
		18,043
Spain - 3.8%
Banco Bilbao Vizcaya Argentaria SA	1,763,686	36,492
Banco Santander SA	2,973,060	53,142
		89,634
Sweden - 2.8%
Electrolux AB (Ñ)	710,200	11,354
Nordea Bank AB	2,412,915	36,263
Volvo AB Class B	1,251,800	18,526
		66,143
Switzerland - 4.2%
ABB, Ltd.	1,042,196	26,001
Baloise Holding AG	198,555	17,921
Roche Holding AG (Ñ)	142,301	27,947
Zurich Financial Services AG	86,103	26,986
		98,855
United Kingdom - 17.9%
Antofagasta PLC	2,027,288	32,249
AstraZeneca PLC	517,405	19,417
Barclays PLC	1,271,221	11,947
BHP Billiton PLC	1,163,332	37,503
BP PLC	4,160,677	45,019
Centrica PLC	2,949,496	18,817
Compass Group PLC	2,243,928	14,496

	Principal Amount ($) or Shares	Market Value $
De La Rue PLC	1,230,160	22,082
Game Group PLC (The)	2,688,757	9,932
GlaxoSmithKline PLC	1,156,160	25,349
Imperial Tobacco Group PLC	959,761	44,558
London Stock Exchange Group PLC (Ñ)	472,765	12,648
Royal Bank of Scotland Group PLC	1,864,616	14,054
Royal Dutch Shell PLC Class A	540,589	19,459
SABMiller PLC	820,488	17,014
Shire PLC	1,307,783	25,549
Vodafone Group PLC	14,650,512	47,019
		417,112
Total Common Stocks (cost $2,237,816)		2,339,234
Short-Term Investments - 0.0%
United States - 0.0%
SSgA Prime Money Market Fund	36,658	37
Total Short-Term Investments (cost $37)		37
Other Securities - 4.7%
State Street Navigator Securities Prime Lending Portfolio (W)	108,431,726	108,432
Total Other Securities (cost $108,432)		108,432
Total Investments - 105.0% (identified cost $2,346,285)		2,447,703
Other Assets and Liabilities, Net - (5.0%)		(117,638)
Net Assets - 100.0%		2,330,065

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
16

SSgA
International Stock Selection Fund

Schedule of Investments, continued — February 29, 2008

Amounts in thousands (Except Contract Amounts)

Foreign Currency Exchange Contracts
(Unaudited)

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	9,700	EUR	6,689	03/26/08	447
USD	4,000	JPY	426,120	03/26/08	109
EUR	6,616	USD	9,700	03/26/08	(336)
JPY	430,080	USD	4,000	03/26/08	(147)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					73

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	6.9	160,850
Consumer Staples	8.7	201,580
Energy	8.7	201,804
Financials	24.5	574,301
Health Care	8.0	187,490
Industrials	13.6	316,049
Information Technology	5.8	135,445
Materials	11.1	258,052
Telecommunication Services	6.4	149,134
Utilities	6.6	154,566
Other Securities	4.7	108,432
Total Investments	105.0	2,447,703
Other Assets and Liabilities, Net	(5.0)	(117,638)
Net Assets	100.0	2,330,065

Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	10.9	253,288
Europe	51.8	1,208,598
Japan	18.9	439,715
Latin America	0.8	20,521
Other Regions	—	37
United Kingdom	17.9	417,112
Other Securities	4.7	108,432
Total Investments	105.0	2,447,703
Other Assets and Liabilities, Net	(5.0)	(117,638)
Net Assets	100.0	2,330,065

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
17

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Australia	7.7
Belgium	0.8
Bermuda	0.9
Denmark	1.6
Finland	2.2
France	10.7
Germany	13.0
Hong Kong	2.4
Italy	3.9
Japan	18.9
Luxembourg	1.8
Netherlands	5.8
Norway	1.1
Singapore	0.8
Spain	3.8
Sweden	2.8
Switzerland	4.2
United Kingdom	17.9
Short-Term Investments	—	*
Other Securities	4.7
Total Investments	105.0
Other Assets and Liabilities, Net	(5.0)
	100.0
Foreign Currency Exchange Contracts	—	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund
18

SSgA
International Growth Opportunities Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$958.20	$1,019.39
Expenses Paid During Period *	$5.36	$5.52

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Growth Opportunities Fund
19

This page has been intentionally left blank.

SSgA
International Growth Opportunities Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.2%
Australia - 3.0%
BHP Billiton, Ltd. (Ñ)	10,959	400
CSL, Ltd.	5,564	187
		587
Austria - 1.8%
Immofinanz AG	32,832	357
Belgium - 2.6%
InBev NV	5,683	512
China - 1.0%
Suntech Power Holdings Co., Ltd. - ADR (Æ)	5,300	197
Finland - 0.9%
Kone OYJ Class B (Æ)(Ñ)	5,240	184
France - 14.3%
L'Oreal SA	2,341	277
LVMH Moet Hennessy Louis Vuitton SA	4,104	422
Neopost SA	2,673	277
Suez SA	11,788	749
Total SA	14,500	1,095
		2,820
Germany - 9.9%
Allianz SE	1,404	246
Continental AG	1,630	159
E.ON AG	2,293	431
Fresenius Medical Care AG & Co. KGaA (Ñ)	6,567	345
Merck KGaA	4,442	551
Siemens AG	1,690	216
		1,948
Greece - 1.2%
National Bank of Greece SA	4,450	242
Hong Kong - 2.1%
Hang Seng Bank, Ltd. (Ñ)	22,000	416
Ireland - 0.8%
Anglo Irish Bank Corp. PLC	10,646	151
Italy - 4.7%
Luxottica Group SpA (Ñ)	11,397	313
Mediolanum SpA (Ñ)	35,626	224
UniCredit SpA	53,318	391
		928

	Principal Amount ($) or Shares	Market Value $
Japan - 16.1%
Japan Tobacco, Inc.	38	191
Komatsu, Ltd. (Ñ)	28,100	714
Mitsui & Co., Ltd.	14,000	304
Murata Manufacturing Co., Ltd.	3,300	178
Nintendo Co., Ltd. (Ñ)	500	248
Nippon Building Fund, Inc. Class A (ö)	32	395
Nippon Electric Glass Co., Ltd.	24,000	348
Shin-Etsu Chemical Co., Ltd.	4,200	227
Shiseido Co., Ltd. (Ñ)	16,000	366
Sumitomo Metal Industries, Ltd.	46,000	195
		3,166
Netherland Antilles - 2.6%
Schlumberger, Ltd. (Ñ)	5,830	504
Netherlands - 3.9%
Akzo Nobel NV	6,336	464
Royal KPN NV	16,126	304
		768
Norway - 2.7%
Telenor ASA	26,075	535
South Korea - 1.6%
Samsung Electronics Co., Ltd. - GDR (l)	1,508	324
Spain - 2.3%
Banco Santander SA	24,867	444
Sweden - 2.1%
Sandvik AB (Æ)	24,400	412
Switzerland - 12.2%
ABB, Ltd.	16,519	412
Nestle SA	1,626	777
Nobel Biocare Holding AG	1,154	280
Roche Holding AG	1,760	346
Syngenta AG	2,063	592
		2,407
Taiwan - 1.3%
Fubon Financial Holding Co., Ltd. - GDR (l)	23,000	258
Turkey - 1.6%
Turkiye Halk Bankasi AS	49,408	314

International Growth Opportunities Fund
21

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United Kingdom - 11.5%
BAE Systems PLC	48,206	459
BP PLC	42,314	458
HSBC Holdings PLC	36,472	551
Rio Tinto PLC	3,532	396
Rolls-Royce Group PLC	47,194	404
		2,268
Total Common Stocks (cost $16,920)		19,742
Short-Term Investments - 0.6%
United States - 0.6%
SSgA Prime Money Market Fund	125,206	125
Total Short-Term Investments (cost $125)		125
Other Securities - 9.0%
State Street Navigator Securities Prime Lending Portfolio (W)	1,764,041	1,764
Total Other Securities (cost $1,764)		1,764
Total Investments - 109.8% (identified cost $18,809)		21,631
Other Assets and Liabilities, Net - (9.8%)		(1,932)
Net Assets - 100.0%		19,699

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	137	EUR	90	03/03/08	—
GBP	34	EUR	44	03/03/08	—
GBP	34	EUR	44	03/03/08	—
JPY	20,459	AUD	205	03/03/08	(4)
JPY	20,459	AUD	205	03/03/08	(2)
JPY	1,037	AUD	10	03/04/08	—
JPY	1,037	AUD	10	03/04/08	—
JPY	3,228	EUR	20	03/04/08	(1)
JPY	3,228	EUR	20	03/04/08	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(7)

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund
22

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	4.5	894
Consumer Staples	10.8	2,123
Energy	10.4	2,057
Financials	20.9	4,114
Health Care	8.7	1,709
Industrials	16.8	3,302
Information Technology	7.0	1,375
Materials	11.5	2,274
Telecommunication Services	4.2	839
Utilities	6.0	1,180
Other Securities	9.0	1,764
Total Investments	109.8	21,631
Other Assets and Liabilities, Net	(9.8)	(1,932)
Net Assets	100.0	19,699

Geographic Diversification	% of Net Assets	Market Value $
Asia	9.0	1,782
Europe	63.6	12,526
Japan	16.1	3,166
Other Regions	0.6	125
United Kingdom	11.5	2,268
Other Securities	9.0	1,764
Total Investments	109.8	21,631
Other Assets and Liabilities, Net	(9.8)	(1,932)
Net Assets	100.0	19,699

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund
23

SSgA
International Growth Opportunities Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Australia	3.0
Austria	1.8
Belgium	2.6
China	1.0
Finland	0.9
France	14.3
Germany	9.9
Greece	1.2
Hong Kong	2.1
Ireland	0.8
Italy	4.7
Japan	16.1
Netherland Antilles	2.6
Netherlands	3.9
Norway	2.7
South Korea	1.6
Spain	2.3
Sweden	2.1
Switzerland	12.2
Taiwan	1.3
Turkey	1.6
United Kingdom	11.5
Short-Term Investments	0.6
Other Securities	9.0
Total Investments	109.8
Other Assets and Liabilities, Net	(9.8)
	100.0
Foreign Currency Exchange Contracts	(—	)*

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund
24

SSgA
International Equity Funds

Notes to Schedules of Investments — February 29, 2008 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(W)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

ITL - Italian lira

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norwegian krone

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments
25

SSgA
International Equity Funds

Statement of Assets and Liabilities — February 29, 2008 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Assets
Investments, at identified cost	$2,886,913	$2,346,285	$18,809
Investments, at market*	4,258,959	2,447,703	21,631
Cash	1,273	—	—
Cash (restricted)	18,848	—	—
Foreign currency holdings**	16,422	7,006	67
Unrealized appreciation on foreign currency exchange contracts	3,225	556	—
Receivables:
Dividends and interest	13,723	5,094	23
Investments sold	29,579	1,380	429
Fund shares sold	6,991	5,196	8
Foreign taxes recoverable	—	97	14
From Advisor	158	619	15
Prepaid expenses	43	167	5
Unrealized appreciation on index swap contracts	2,729	—	—
Total assets	4,351,950	2,467,818	22,192
Liabilities
Payables:
Due to Custodian	—	14,621	—
Investments purchased	51,925	37	633
Fund shares redeemed	14,875	11,657	18
Accrued fees to affiliates	4,095	2,468	50
Other accrued expenses	48	55	21
Daily variation margin on futures contracts	413	—	—
Deferred tax liability	4,390	—	—
Unrealized depreciation on foreign currency exchange contracts	203	483	7
Payable upon return of securities loaned	325,001	108,432	1,764
Unrealized depreciation on index swap contracts	13,751	—	—
Total liabilities	414,701	137,753	2,493
Net Assets	$3,937,249	$2,330,065	$19,699
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(55,001)	$(12,578)	$(4)
Accumulated net realized gain (loss)	172,718	(137,621)	(24,702)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	1,367,656	101,418	2,822
Futures contracts	370	—	—
Index swap contracts	(11,022)	—	—
Foreign currency-related transactions	2,821	395	6
Shares of beneficial interest	140	181	1
Additional paid-in capital	2,459,567	2,378,270	41,576
Net Assets	$3,937,249	$2,330,065	$19,699

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
26

SSgA
International Equity Fund

Statement of Assets and Liabilities, continued — February 29, 2008 (Unaudited)

	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$28.08	$12.87	$13.28
Net assets	$2,533,134,296	$2,324,159,073	$19,699,278
Shares outstanding ($.001 par value)	90,214,468	180,528,673	1,483,380
Net asset value per share: Class R***	$—	$12.77	$—
Net assets	$—	$5,906,370	$—
Shares outstanding ($.001 par value)	—	462,373	—
Net asset value per share: Select Class***	$28.08	$—	$—
Net assets	$1,404,114,789	$—	$—
Shares outstanding ($.001 par value)	50,004,455	—	—
Amounts in thousands
* Securities on loan included in investments	$414,705	$205,265	$2,491
** Foreign currency holdings - cost	$16,484	$6,800	$66
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
27

SSgA
International Equity Funds

Statement of Operations — For the Period Ended February 29, 2008 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Investment Income
Dividends	$36,132	$25,145	$118
Dividends from affiliated money market fund	5,251	606	6
Interest	1,197	122	—
Securities lending income	2,004	1,857	11
Less foreign taxes withheld	(2,759)	(1,660)	(10)
Total investment income	41,825	26,070	125
Expenses
Advisory fees	15,545	11,404	79
Administrative fees	1,245	913	21
Custodian fees	3,663	1,504	46
Distribution fees	2,190	2,813	11
Distribution fees - Class R	—	4	—
Transfer agent fees	323	257	16
Professional fees	46	36	20
Registration fees	36	106	12
Shareholder servicing fees - Institutional Class	1,200	824	9
Shareholder servicing fees - Class R	—	3	—
Shareholder servicing fees - Select Class	178	—	—
Trustees' fees	51	41	6
Insurance fees	23	19	—
Printing fees	134	117	2
Miscellaneous	10	82	1
Expenses before reductions	24,644	18,123	223
Expense reductions	(323)	(2,914)	(107)
Net expenses	24,321	15,209	116
Net investment income (loss)	17,504	10,861	9
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	207,279	(114,559)	726
Futures contracts	(1,692)	(5,344)	—
Index swap contracts	30,435	—	—
Foreign currency-related transactions	2,578	431	12
Net realized gain (loss)	238,600	(119,472)	738
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	22,266	(183,275)	(1,550)
Futures contracts	(2,847)	(241)	—
Index swap contracts	(8,393)	—	—
Foreign currency-related transactions	3,135	935	6
Net change in unrealized appreciation (depreciation)	14,161	(182,581)	(1,544)
Net realized and unrealized gain (loss)	252,761	(302,053)	(806)
Net Increase (Decrease) in Net Assets from Operations	$270,265	$(291,192)	$(797)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
28

SSgA
International Equity Funds

Statement of Changes in Net Assets

	Emerging Markets Fund		International Stock Selection Fund		International Growth Opportunities Fund
Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,504	$40,584	$10,861	$48,608	$9	$401
Net realized gain (loss)	238,600	270,047	(119,472)	60,902	738	16,370
Net change in unrealized appreciation (depreciation)	14,161	748,714	(182,581)	168,366	(1,544)	(9,532)
Net increase (decrease) in net assets from operations	270,265	1,059,345	(291,192)	277,876	(797)	7,239
Distributions
From net investment income
Institutional Class	(83,897)	(21,822)	(69,611)	(18,443)	(366)	(1,286)
Class R	—	—	(47)	(3)	—	—
Select Class	(46,620)	(10,719)	—	—	—	—
From realized gain
Institutional Class	(177,455)	(73,560)	(76,476)	(32,897)	—	—
Class R	—	—	(55)	(10)	—	—
Select Class	(91,533)	(31,924)	—	—	—	—
Net decrease in net assets from distributions	(399,505)	(138,025)	(146,189)	(51,353)	(366)	(1,286)
Share Transactions
Net increase (decrease) in net assets from share transactions	182,222	1,058,170	(402,512)	1,928,512	(1,193)	(39,395)
Redemption Fees	—	101	—	53	—	1
Total Net Increase (Decrease) in Net Assets	52,982	1,979,591	(839,893)	2,155,088	(2,356)	(33,441)
Net Assets
Beginning of period	3,884,267	1,904,676	3,169,958	1,014,870	22,055	55,496
End of period	$3,937,249	$3,884,267	$2,330,065	$3,169,958	$19,699	$22,055
Undistributed (overdistributed) net investment income included in net assets	$(55,001)	$58,012	$(12,578)	$46,219	$(4)	$353

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
29

SSgA
International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Redemption Fees Added to Additional Paid-in Capital
Emerging Markets Fund
Institutional Class
February 29, 2008*	28.86	.11		2.06	2.17	(.94)	(2.01)	(2.95)	—	(f)
August 31, 2007	21.18	.33		8.79	9.12	(.33)	(1.11)	(1.44)	—	(f)
August 31, 2006	17.47	.26		5.00	5.26	(.48)	(1.09)	(1.57)	.02
August 31, 2005	12.72	.26		5.09	5.35	(.19)	(.41)	(.60)	—	(f)
August 31, 2004	10.80	.18		2.00	2.18	(.26)	—	(.26)	—	(f)
August 31, 2003	8.68	.14		2.01	2.15	(.03)	—	(.03)	—	(f)
Select Class
February 29, 2008*	28.89	.15		2.05	2.20	(1.00)	(2.01)	(3.01)	—	(f)
August 31, 2007	21.20	.39		8.79	9.18	(.38)	(1.11)	(1.49)	—	(f)
August 31, 2006 (1)	21.48	.20		(.48)	(.28)	—	—	—	—	(f)
International Stock Selection Fund
Institutional Class
February 29, 2008*	14.71	.05		(1.22)	(1.17)	(.32)	(.35)	(.67)	—	(f)
August 31, 2007	12.88	.33		2.05	2.38	(.19)	(.36)	(.55)	—	(f)
August 31, 2006	10.54	.26		2.56	2.82	(.15)	(.33)	(.48)	—	(f)
August 31, 2005	8.51	.17		2.05	2.22	(.19)	—	(.19)	—	(f)
August 31, 2004	6.97	.12		1.55	1.67	(.13)	—	(.13)	—	(f)
August 31, 2003	6.32	.10		.62	.72	(.07)	—	(.07)	—	(f)
Class R
February 29, 2008*	14.60	.04		(1.23)	(1.19)	(.29)	(.35)	(.64)	—	(f)
August 31, 2007	12.80	.28		2.01	2.29	(.13)	(.36)	(.49)	—	(f)
August 31, 2006	10.47	.21		2.53	2.74	(.08)	(.33)	(.41)	—	(f)
August 31, 2005	8.51	—	(f)	2.15	2.15	(.19)	—	(.19)	—	(f)
August 31, 2004 (2)	8.08	.05		.38	.43	—	—	—	—	(f)
International Growth Opportunities Fund
February 29, 2008*	14.09	.01		(.58)	(.57)	(.24)	—	(.24)	—	(f)
August 31, 2007	12.40	.13		1.85	1.98	(.29)	—	(.29)	—	(f)
August 31, 2006	10.43	.17		1.95	2.12	(.15)	—	(.15)	—	(f)
August 31, 2005	8.51	.09		1.98	2.07	(.15)	—	(.15)	—	(f)
August 31, 2004	7.76	.07		.78	.85	(.11)	—	(.11)	.01
August 31, 2003	7.30	.06		.44	.50	(.04)	—	(.04)	—	(f)
* For the six months ended February 29, 2008 (Unaudited).
(1) For the period March 1, 2006 (commencement of sale) to August 31, 2006.
(2) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d) The ratios for periods less than one year are annualized.
(e) Less than .005% of average net assets
(f) Less than $.005 per share

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
30

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(d)		% Portfolio Turnover Rate(b)
Emerging Markets Fund
Institutional Class
February 29, 2008*	28.08	6.86	2,533,134	1.25	1.27	.76		23
August 31, 2007	28.86	45.69	2,582,843	1.25	1.27	1.35		39
August 31, 2006	21.18	33.09	1,358,140	1.25	1.28	1.29		37
August 31, 2005	17.47	43.83	1,134,727	1.25	1.31	1.64		53
August 31, 2004	12.72	20.38	697,893	1.25	1.40	1.44		64
August 31, 2003	10.80	24.95	514,069	1.25	1.35	1.59		88
Select Class
February 29, 2008*	28.08	6.98	1,404,114	1.03	1.04	.99		23
August 31, 2007	28.89	46.00	1,301,424	1.04	1.06	1.59		39
August 31, 2006 (1)	21.20	(1.30)	546,536	1.06	1.12	2.01		37
International Stock Selection Fund
Institutional Class
February 29, 2008*	12.87	(8.53)	2,324,159	1.00	1.19	.72		36
August 31, 2007	14.71	19.07	3,168,823	1.00	1.18	2.29		54
August 31, 2006	12.88	27.98	1,014,605	1.00	1.20	2.21		60
August 31, 2005	10.54	26.53	268,878	1.00	1.24	1.78		59
August 31, 2004	8.51	24.19	124,521	1.00	1.24	1.50		78
August 31, 2003	6.97	11.55	99,884	1.00	1.28	1.65		70
Class R
February 29, 2008*	12.77	(8.66)	5,906	1.24	1.43	.59		36
August 31, 2007	14.60	18.41	1,135	1.49	1.67	1.95		54
August 31, 2006	12.80	27.28	265	1.49	1.69	1.77		60
August 31, 2005	10.47	25.76	105	1.58	1.82	—	(e)	59
August 31, 2004 (2)	8.51	5.32	11	.91	1.34	1.84		78
International Growth Opportunities Fund
February 29, 2008*	13.28	(4.18)	19,699	1.10	2.11	.08		42
August 31, 2007	14.09	16.30	22,055	1.10	1.61	1.02		74
August 31, 2006	12.40	20.69	55,496	1.10	1.43	1.46		52
August 31, 2005	10.43	24.72	54,437	1.10	1.49	.95		82
August 31, 2004	8.51	11.17	59,417	1.10	1.43	.83		58
August 31, 2003	7.76	6.86	75,389	1.10	1.47	.92		49
* For the six months ended February 29, 2008 (Unaudited).
(1) For the period March 1, 2006 (commencement of sale) to August 31, 2006.
(2) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d) The ratios for periods less than one year are annualized.
(e) Less than .005% of average net assets
(f) Less than $.005 per share

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
31

SSgA
International Equity Funds

Notes to Financial Statements — February 29, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 27 investment portfolios, which are in operation as of February 29, 2008. These financial statements report on three Funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, collectively, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Investment Company, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds or State Street Global Markets LLC to offer shares ("Select Intermediaries"). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' NAV fairly reflects security values as of the time of pricing when using the Fair Value

Notes to Financial Statements
32

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company's calculation of NAV for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the NAV of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

At August 31, 2007 the following Fund had a net tax basis capital loss carryover, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	08/31/2011	08/31/2012	Total
International Growth Opportunities	$6,668,931	$18,722,772	$25,391,703

As of February 29, 2008, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes areas follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$2,907,476,998	$2,359,805,132	$18,813,504
Gross Tax Unrealized Appreciation	1,421,667,099	219,883,626	3,678,894
Gross Tax Unrealized Depreciation	(70,184,907)	(131,985,757)	(861,529)
Net Tax Unrealized Appreciation (Depreciation)	$1,351,482,192	$87,897,869	$2,817,365

Notes to Financial Statements
33

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("Fin 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. As of February 29, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP relate primarily due to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Emerging Markets Fund offers Select Class shares and the International Stock Selection Fund offers Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 29, 2008. The accrual for capital gains and repatriation taxes is included in net

Notes to Financial Statements
34

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the fund.

Fund	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets	$4,390,017	$1,732,792

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 29, 2008 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 29, 2008, the Emerging Markets Fund had cash collateral balances in the amount of $18,847,909 held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Notes to Financial Statements
35

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the six months ended February 29, 2008, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Emerging Markets	$891,378,141	$882,907,809
International Stock Selection	1,066,870,273	1,460,310,526
International Growth Opportunities	9,006,156	10,332,001

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 29, 2008, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$114,237,180	Pool of US Government and Corporate Securities
International Stock Selection	113,743,776	Pool of US Government and Corporate Securities
International Growth Opportunities	770,906	Pool of US Government and Corporate Securities

Notes to Financial Statements
36

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

4.  Related Parties

Advisor

SSgA Funds Management Inc. (the "Advisor") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the annual rate of 0.75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of the average daily net assets of Distribution (12b-1) and service fees. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, the Advisor will reimburse Class R for all expenses to the level of the cap.

The Advisor has contractually agreed to waive up to the full amount of the Emerging Markets Fund's advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the six months ended February 29, 2008 was $69,947 for the Institutional Class and $36,665 for Select Class.

The Advisor has contractually agreed to waive up to the full amount of the International Stock Selection Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the six months ended February 29, 2008 was $2,893,049 for the Institutional Class and $2,948 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the International Growth Opportunities Fund's advisory fees and reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the six months ended February 29, 2008 was $106,614.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 29, 2008, $281,647,208 of the Prime Money Market Fund's net assets represents investments by these Funds, and $1,121,398 represents the investments of other Investment Company Funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of the Funds' advisory fee equal to the advisory fee paid by the Funds to the SSgA Prime Money Market Fund. For the six months ended February 29, 2008, the advisory fees waived are as follows:

Amount
Emerging Markets	$146,986
International Stock Selection	16,380
International Growth Opportunities	167

Notes to Financial Statements
37

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Emerging Markets	$69,409
International Stock Selection	1,539
International Growth Opportunities	7

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the SSgA Funds' administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCO Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — 0.07%; over $1 billion — 0.05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund of the Investment Company with less than $500 million in assets under management. In addition, the Funds reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a Distribution Agreements dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the six months ended February 29, 2008, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	CitiStreet
Emerging Markets	$339,969	$8,605	$252,023
International Stock Selection	379,736	2,167	3,870
International Growth Opportunities	2,645	702	—

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Notes to Financial Statements
38

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2008.

Class R

The Investment Company maintains a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and Financial Intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of February 29, 2008.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the six months ended February 29, 2008, this amounted to $1,556 for the International Stock Selection Fund.

Select Class

The Investment Company maintains a Distribution Plan with respect to the Select Class Shares pursuant to Rule 12b-1 (the "Select Plan") under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Funds and related services provided to Select Class shareholders by State Street Global Markets LLC. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of each Fund's average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of February 29, 2008.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 29, 2008 were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Advisory fees	$2,277,509	$1,412,623	$11,441
Administration fees	547,341	359,844	8,906
Custodian fees	890,535	495,695	16,816
Distribution fees	187,220	89,891	3,902
Shareholder servicing fees	75,388	62,630	774
Transfer agent fees	99,286	33,449	5,593
Trustees' fees	17,766	13,607	2,156
	$4,095,045	$2,467,739	$49,588

Notes to Financial Statements
39

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Beneficial Interest

As of February 29, 2008, the following table includes shareholders (none of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Emerging Markets	2	46.5
International Stock Selection	1	63.5
International Growth Opportunities	2	45.8

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Emerging Markets Fund	February 29, 2008	August 31, 2007	February 29, 2008	August 31, 2007
Institutional Class
Proceeds from shares sold	13,876	40,423	$423,107	$995,355
Proceeds from reinvestment of distributions	7,959	4,309	246,132	90,555
Payments for shares redeemed	(21,116)	(19,361)	(636,436)	(480,238)
	719	25,371	32,803	605,672
Select Class
Proceeds from shares sold	7,667	24,603	$231,778	$593,580
Proceeds from reinvestment of distributions	2,298	1,507	71,103	31,641
Payments for shares redeemed	(5,013)	(6,837)	(153,462)	(172,723)
	4,952	19,273	149,419	452,498
Total net increase (decrease)	5,671	44,644	$182,222	$1,058,170
International Stock Selection Fund
Institutional Class
Proceeds from shares sold	44,601	170,624	$642,102	$2,416,147
Proceeds from reinvestment of distributions	9,598	3,789	141,378	48,695
Payments for shares redeemed	(89,142)	(37,689)	(1,191,301)	(537,134)
	(34,943)	136,724	(407,821)	1,927,708
Class R
Proceeds from shares sold	436	68	$5,964	$956
Proceeds from reinvestment of distributions	7	1	101	12
Payments for shares redeemed	(58)	(12)	(751)	(164)
	385	57	5,314	804
Total net increase (decrease)	(34,558)	136,781	$(402,507)	$1,928,512
International Growth Opportunities Fund
Proceeds from shares sold	145	557	$2,031	$7,491
Proceeds from reinvestment of distributions	24	99	341	1,230
Payments for shares redeemed	(251)	(3,566)	(3,565)	(48,116)
Total net increase (decrease)	(82)	(2,910)	$(1,193)	$(39,395)

Notes to Financial Statements
40

SSgA
International Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. Miscellaneous expense on the Statement of Operations for the International Stock Selection Fund includes $75,498 paid under the Interfund Lending Program for the period ended February 29, 2008.

7.  Illiquid or Restricted Securities

As of February 29, 2008, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). A liquid trading market exists for the following restricted securities held as of February 29, 2008:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Emerging Markets Fund - 0.6%
Grupo Clarin	10/19/07	466,957	18.50	8,639	6,491
Guaranty Trust Bank	07/20/07	525,700	11.20	5,888	8,201
LSR Group	11/09/07	337,865	14.50	4,899	5,068
Orascom Telecom Holding SAE	03/17/05	34,800	34.72	1,208	2,544
Sistema-Hals	11/03/06	172,540	10.70	1,846	1,332
					23,636
International Growth Opportunities Fund - 3.0%
Fubon Financial Holding Co., Ltd.	04/27/06	23,000	9.93	228	258
Samsung Electronics Co., Ltd.	08/27/03	1,508	88.47	133	324
					582

Notes to Financial Statements
41

SSgA
International Equity Funds

Shareholder Requests for Additional Information — February 29, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
42

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2008 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 27 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	27	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio) Member, Qualified Legal and Compliance Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	27	Listed under Principal Occupations

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
43

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	27	Listed under Principal Occupations

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
44

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	27	Listed under Principal Occupations

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
45

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Age 44 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Capital Inc., A Street Investment Associates Inc. (real estate investment); and Russell Corporate Ventures Inc.; Chief Legal Officer, Russell Trust Company, Russell Implementation Services Inc. (institutional brokerage firm).

Gregory J. Lyons Age 47 909 A Street Tacoma, WA 98402	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Fund Distributors, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers
46

SSgA
International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Chief Legal Officer

Gregory J. Lyons, Secretary

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
47

IESAR-02/08 (50033)

S&P 500 INDEX FUND

Semiannual Report

February 29, 2008

SSgA Funds
S&P 500 Index Fund

Semiannual Report

February 29, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
S&P 500 Index Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1 ,2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$910.90	$1,023.97
Expenses Paid During Period *	$0.86	$0.91

* Expenses are equal to the Fund's expense ratio of 0.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

S&P 500 Index Fund
3

SSgA
S&P 500 Index Fund

Presentation of Master Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	8.8
Consumer Staples	10.4
Energy	12.9
Financials	16.8
Health Care	11.9
Industrials	11.6
Information Technology	14.7
Materials	3.7
Telecommunication Service	3.2
Utilities	3.6
Short-Term Investments	2.2
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
100.0
Futures Contracts	0.2

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund
4

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SSgA
S&P 500 Index Fund

Statement of Assets and Liabilities — February 29, 2008 (Unaudited)

Amounts in thousands

Assets
Investments in Master Portfolio, at identified cost	$1,128,012
Investments in Master Portfolio, at value	1,668,229
Receivable for fund shares sold	1,136
Prepaid expenses	27
Total assets	1,669,392
Liabilities
Payables:
Fund shares redeemed	2,001
Accrued fees to affiliates	263
Other accrued expenses	87
Total liabilities	2,351
Net Assets	$1,667,041
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8,964
Accumulated net realized gain (loss) allocated from Portfolio	(222,079)
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	540,217
Futures contracts	(2,908)
Shares of beneficial interest	76
Additional paid-in capital	1,342,771
Net Assets	$1,667,041
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$21.97
Net assets	$1,667,041,362
Shares outstanding ($.001 par value)	75,874,072

*Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
6

SSgA
S&P 500 Index Fund

Statement of Operations — For the Period Ended February 29, 2008 (Unaudited)

Amounts in thousands

Investment Income Allocated From Portfolio
Dividends	$19,228
Expenses	(430)
Total investment income allocated from Portfolio	18,798
Fund Level Expenses
Administrative fees	206
Fund accounting fees	10
Distribution fees	362
Transfer agent fees	115
Professional fees	11
Registration fees	34
Shareholder servicing fees	406
Trustees' fees	30
Insurance fees	16
Printing fees	42
Miscellaneous	8
Net Fund level expenses	1,240
Net investment income (loss)	17,558
Net Realized and Unrealized Gain (Loss) Allocated From Portfolio
Net realized gain (loss) on:
Investments	74,715
Futures contracts	(2,582)
Net realized gain (loss)	72,133
Net change in unrealized appreciation (depreciation) on:
Investments	(249,760)
Futures contracts	(2,077)
Net change in unrealized appreciation (depreciation)	(251,837)
Net realized and unrealized gain (loss)	(179,704)
Net Increase (Decrease) in Net Assets from Operations	$(162,146)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
7

SSgA
S&P 500 Index Fund

Statement of Changes in Net Assets

Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,558	$38,701
Net realized gain (loss)	72,133	85,760
Net change in unrealized appreciation (depreciation)	(251,837)	176,314
Net increase (decrease) in net assets from operations	(162,146)	300,775
Distributions
From net investment income	(17,182)	(38,924)
Net decrease in net assets from distributions	(17,182)	(38,924)
Share Transactions
Net increase (decrease) in net assets from share transactions	(203,537)	(209,331)
Total Net Increase (Decrease) in Net Assets	(382,865)	52,520
Net Assets
Beginning of period	2,049,906	1,997,386
End of period	$1,667,041	$2,049,906
Undistributed (overdistributed) net investment income included in net assets	$8,964	$8,588

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
8

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SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions From Net Investment Income	$ Total Distributions	$ Net Asset Value, End of Period
S&P 500 Index Fund
February 29, 2008*	24.33	.22	(2.37)	(2.15)	(.21)	(.21)	21.97
August 31, 2007	21.53	.43	2.79	3.22	(.42)	(.42)	24.33
August 31, 2006	20.17	.38	1.34	1.72	(.36)	(.36)	21.53
August 31, 2005	18.28	.39	1.87	2.26	(.37)	(.37)	20.17
August 31, 2004	16.69	.28	1.59	1.87	(.28)	(.28)	18.28
August 31, 2003	15.16	.25	1.52	1.77	(.24)	(.24)	16.69

*  For the six months ended February 29, 2008 (Unaudited).
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  Expense ratios include the Fund's share of the Portfolio's allocated expenses.
(e)  May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%
(f)  Unaudited.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	(%) Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover of the Portfolio(f)
S&P 500 Index Fund
February 29, 2008*	(8.91)	1,667,041	.18	.18	1.85	7
August 31, 2007	15.07	2,049,906	.16	.16	1.80	12
August 31, 2006	8.63	1,997,386	.18	.18	1.80	8
August 31, 2005	12.44	1,860,743	.16	.16	1.99	10
August 31, 2004	11.23	1,940,183	.15	.15	1.56	10
August 31, 2003	11.89	1,841,173	.15	.15	1.65	13

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA

S&P 500 Index Fund

Notes to Financial Statements — February 29, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 27 investment portfolios which are in operation as of February 29, 2008. This Financial Statement reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 75.38% at February 29, 2008). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2007, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	08/31/2010	08/31/2011	08/31/2012	08/31/2013	08/31/2014	Total
S&P 500 Index	$35,962,658	$89,179,793	$20,170,152	$9,160,101	$10,082,013	$164,554,717

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("Fin 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Fund's financial position or results of operations. As of February 29, 2008, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all funds of the Investment Company based principally on their relative net assets.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.  Investment Transactions

Securities

Net daily increases and decreases in the Fund's investment in the Master Portfolio aggregated to the following, for the six months ended February 29, 2008:

	Increases	Decreases
S&P 500 Index	$70,618,646	$305,405,114

4.  Related Parties

Advisor

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Master Portfolio on behalf of their investors. SSgA Funds Management, Inc. (the "Advisor") manages the Fund pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, which directs the investments of the Fund in accordance with their investment objectives, policies, and limitations.

The Advisor has agreed to waive up to the full amount of the Fund's advisory fee and reimburse the Fund for all fund and allocated Master Portfolio expenses that exceed 0.18% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). No waiver or reimbursements were made during the six months ended February 29, 2008.

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Advisor does not have the ability to recover amounts waived or reimbursed from previous periods.

The Investment Company also has a contract with State Street Bank and Trust Company ("State Street") to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

Boston Financial Data Services ("BFDS"), a joint venture of DST Systems, Inc., and of State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Fund. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200.

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the SSgA Funds' administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCO Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion — 0.0315%; over $1 billion — 0.01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund of the Investment Company with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has Distribution Agreements dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company maintains a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.100%.

For the six months ended February 29, 2008, the Fund paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	CitiStreet
S&P 500 Index	$238,167	$3,835	$4,182

Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments there under at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2008.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Fund has implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain funds of the Investment Company until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 29, 2008 were as follows:

S&P 500 Index
Administration fees	$65,098
Custodian fees	2,511
Distribution fees	111,704
Shareholder servicing fees	70,724
Transfer agent fees	12,600
Trustees' fees	670
$263,307

Beneficial Interest

As of February 29, 2008, there were no shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of the Fund.

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
S&P 500 Index	February 29, 2008	August 31, 2007	February 29, 2008	August 31, 2007
Proceeds from shares sold	7,686	20,914	$183,346	$489,793
Proceeds from reinvestment of distributions	610	1,437	14,716	33,463
Payments for shares redeemed	(16,685)	(30,842)	(401,599)	(732,587)
Total net increase (decrease)	(8,389)	(8,491)	$(203,537)	$(209,331)

6.  Interfund Lending Program

The Fund has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the six months ended February 29, 2008, the Fund did not utilize the Interfund Lending Program.

7.  Dividends

On March 3, 2008, the Fund declared the following dividend from net investment income payable on March 7, 2008 to shareholders of record March 4, 2008.

Net Investment Income
S&P 500 Index	$0.1183

Notes to Financial Statements

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — February 29, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
February 29, 2008 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 27 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	27	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio) Member, Qualified Legal and Compliance Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	27	Listed under Principal Occupations

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	27	Listed under Principal Occupations

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	27	Listed under Principal Occupations

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds, Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Age 43 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Capital Inc., A Street Investment Associates Inc. (real estate investment); and Russell Corporate Ventures Inc.; Chief Legal Officer, Russell Trust Company, Russell Implementation Services Inc. (institutional brokerage firm).

Gregory J. Lyons Age 47 909 A Street Tacoma, WA 98402	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Fund Distributors, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers

SSgA
S&P 500 Index Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Chief Legal Officer

Gregory J. Lyons, Secretary

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers

This page has been intentionally left blank.

State Street Equity 500 Index Portfolio

Portfolio of Investments

February 29, 2008 (Unaudited)

		Market
		Value
	Shares	(000)

Common Stocks — 97.6%
Consumer Discretionary — 8.8%
Abercrombie & Fitch Co.	15,846	$1,229
Amazon.Com, Inc. (a)	57,792	3,726
Apollo Group, Inc. Class A (a)	25,729	1,579
AutoNation, Inc. (a)	23,063	336
AutoZone, Inc. (a)	7,864	905
Bed Bath & Beyond, Inc. (a)	50,645	1,435
Best Buy Co., Inc.	64,119	2,758
Big Lots, Inc. (a)	17,227	290
Black & Decker Corp.	11,837	814
Brunswick Corp.	18,586	303
Carnival Corp.	80,250	3,158
CBS Corp. Class B	125,903	2,873
Centex Corp.	24,082	534
Circuit City Stores, Inc.	28,732	127
Clear Channel Communications, Inc.	93,747	3,000
Coach, Inc. (a)	68,028	2,063
Comcast Corp. Class A (a)	572,848	11,193
D.R. Horton, Inc.	53,476	750
Darden Restaurants, Inc.	25,688	792
Dillard’s, Inc. Class A	12,294	182
DIRECTV Group, Inc. (a)	134,477	3,369
Eastman Kodak Co.	54,482	925
eBay, Inc. (a)	209,503	5,522
EW Scripps Co. Class A	16,835	703
Expedia, Inc. (a)	39,215	899
Family Dollar Stores, Inc.	27,158	520
Ford Motor Co. (a)	383,580	2,505
Fortune Brands, Inc.	27,745	1,803
GameStop Corp. (a)	29,000	1,228
Gannett Co., Inc.	42,074	1,269
Gap, Inc.	89,198	1,799
General Motors Corp.	103,845	2,417
Genuine Parts Co.	31,409	1,296
Goodyear Tire & Rubber Co. (a)	45,757	1,240
H&R Block, Inc.	58,415	1,089
Harley-Davidson, Inc.	43,201	1,605
Harman International Industries, Inc.	10,521	433
Hasbro, Inc.	25,825	665
Home Depot, Inc.	315,012	8,364
Host Hotels & Resorts, Inc.	99,165	1,605
International Game Technology	59,019	2,665
Interpublic Group of Cos., Inc. (a)	83,694	721
JC Penney & Co., Inc.	40,310	1,863
Johnson Controls, Inc.	109,486	3,598
Jones Apparel Group, Inc.	13,434	190
KB HOME	14,794	354
Kohl’s Corp. (a)	56,933	2,530
Leggett & Platt, Inc.	34,198	571
Lennar Corp. Class A	27,931	520
Limited Brands	58,467	892
Liz Claiborne, Inc.	20,797	370
Lowe’s Cos., Inc.	272,062	6,521
Macy’s, Inc.	78,723	1,943
Marriot International, Inc. Class A	56,821	1,938
Mattel, Inc.	66,976	1,294
McDonald’s Corp.	220,425	11,927
McGraw-Hill, Inc.	60,766	2,487
Meredith Corp.	7,889	342
New York Times Co. Class A	29,122	543
Newell Rubbermaid, Inc.	51,593	1,171
News Corp. Class A	432,009	7,953
NIKE, Inc. Class B	70,852	4,265
Nordstrom, Inc.	34,633	1,282
Office Depot, Inc. (a)	51,256	583
OfficeMax, Inc.	15,131	322
Omnicom Group, Inc.	59,941	2,678
Polo Ralph Lauren Corp.	10,615	660
Pulte Homes, Inc.	42,826	580
Radioshack Corp.	27,503	480
Sears Holdings Corp. (a)	13,874	1,327
Sherwin-Williams Co.	18,396	953
Snap-On, Inc.	9,512	475
Stanley Works	14,583	708
Staples, Inc.	130,833	2,911
Starbucks Corp. (a)	137,661	2,474
Starwood Hotels & Resorts Worldwide, Inc.	36,747	1,739
Target Corp.	153,016	8,050
Tiffany & Co.	25,080	944
Time Warner, Inc.	673,873	10,519
TJX Cos., Inc.	81,106	2,595
V.F. Corp.	16,893	1,285
Viacom, Inc. Class B (a)	121,122	4,815
Walt Disney Co.	354,845	11,501
Washington Post Co.	1,060	767
Wendy’s International, Inc.	17,016	413
Whirlpool Corp.	13,761	1,161
Wyndham Worldwide Corp.	34,299	760
Yum! Brands, Inc.	94,592	3,259
		195,202
Consumer Staples — 10.4%
Altria Group, Inc.	391,499	28,634
Anheuser-Busch Cos., Inc.	135,203	6,367
Archer-Daniels-Midland Co.	118,424	5,341
Avon Products, Inc.	80,460	3,062
Brown-Forman Corp. Class B	15,624	996
Campbell Soup Co.	41,465	1,339
Clorox Co.	25,743	1,498
Coca-Cola Co.	369,611	21,607
Coca-Cola Enterprises, Inc.	53,901	1,317
Colgate-Palmolive Co.	93,901	7,145
ConAgra Foods, Inc.	91,275	2,017
Constellation Brands, Inc. Class A (a)	37,226	715
Costco Wholesale Corp.	80,089	4,959
CVS Corp.	275,332	11,118
Dean Foods Co.	25,258	543
Estee Lauder Cos, Inc. Class A	20,552	875
General Mills, Inc.	63,132	3,535
H.J. Heinz Co.	58,369	2,575

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

February 29, 2008 (Unaudited)

		Market
		Value
	Shares	(000)

Consumer Staples — (continued)
Hershey Foods Corp.	29,582	$1,097
Kellogg Co.	48,435	2,457
Kimberly-Clark Corp.	78,700	5,130
Kraft Foods, Inc.	288,822	9,003
Kroger Co.	127,376	3,089
McCormick & Co., Inc.	22,353	770
Molson Coors Brewing Co., Class B	26,262	1,417
Pepsi Bottling Group, Inc.	26,453	900
PepsiCo, Inc.	299,356	20,823
Procter & Gamble Co.	577,012	38,187
Reynolds American, Inc.	31,887	2,032
Safeway, Inc.	80,264	2,307
Sara Lee Corp.	129,634	1,637
SuperValu, Inc.	37,648	988
Sysco Corp.	112,209	3,149
Tyson Foods, Inc., Class A	52,935	763
UST Corp.	28,137	1,527
Wal-Mart Stores, Inc.	439,402	21,790
Walgreen Co.	182,718	6,671
Whole Foods Market, Inc.	25,433	894
Wrigley Wm., Jr. Co.	39,748	2,379
		230,653
Energy — 12.9%
Anadarko Petroleum Corp.	85,626	5,458
Apache Corp.	61,025	7,000
Baker Hughes, Inc.	59,278	3,989
BJ Services Co.	54,548	1,415
Cameron International Corp. (a)	40,200	1,708
Chesapeake Energy Corp.	85,082	3,847
ChevronTexaco Corp.	392,346	34,001
ConocoPhillips	297,430	24,600
Devon Energy Corp.	81,951	8,418
El Paso Corp.	130,592	2,129
ENSCO International, Inc.	26,077	1,561
EOG Resources, Inc.	46,217	5,499
ExxonMobil Corp.	1,014,272	88,252
Halliburton Co.	164,034	6,283
Hess Corp.	51,301	4,780
Marathon Oil Corp.	130,777	6,952
Murphy Oil Corp.	35,441	2,849
Nabors Industries, Ltd. (a)	52,404	1,652
National Oilwell Varco, Inc. (a)	65,557	4,084
Noble Corp.	48,918	2,404
Noble Energy, Inc.	31,210	2,416
Occidental Petroleum Corp.	154,444	11,949
Range Resources Corp.	27,200	1,664
Rowan Cos., Inc.	19,520	787
Schlumberger, Ltd.	221,275	19,129
Smith International, Inc.	37,834	2,385
Sunoco, Inc.	21,584	1,318
Tesoro Corp.	26,365	979
Transocean, Inc. (a)	59,435	8,351
Valero Energy Corp.	101,409	5,858
Weatherford International Ltd. (a)	63,055	4,346
Williams Cos., Inc.	111,068	4,001
XTO Energy, Inc.	89,221	5,506
		285,570
Financials — 16.8%
ACE, Ltd.	60,483	3,402
AFLAC, Inc.	89,990	5,616
Allstate Corp.	105,306	5,026
Ambac Financial Group, Inc.	20,232	225
American Capital Strategies Ltd.	34,302	1,245
American Express Co.	218,164	9,228
American International Group, Inc.	471,666	22,102
Ameriprise Financial, Inc.	43,007	2,178
AON Corp.	54,747	2,278
Apartment Investment & Management Co. Class A	17,797	613
Assurant, Inc.	17,131	1,072
AvalonBay Communities, Inc.	14,753	1,364
Bank of America Corp.	824,698	32,774
Bank of New York Mellon Corp.	212,485	9,322
BB&T Corp.	101,370	3,156
Bear Stearns Cos., Inc.	21,168	1,690
Boston Properties, Inc.	21,667	1,867
Capital One Financial Corp.	73,163	3,368
CB Richard Ellis Group, Inc. Class A (a)	37,475	752
Charles Schwab Corp.	174,693	3,426
Chubb Corp.	71,675	3,648
Cincinnati Financial Corp.	31,514	1,171
CIT Group, Inc.	35,142	781
Citigroup, Inc.	928,302	22,010
CME Group, Inc.	10,141	5,205
Comerica, Inc.	27,144	984
Commerce Bancorp, Inc.	37,074	1,401
Countrywide Financial Corp.	100,246	633
Developers Diversified Realty Corp.	23,024	888
Discover Financial Services	85,605	1,292
E*Trade Financial Corp. (a)	81,315	347
Equity Residential	49,057	1,873
Fannie Mae	180,250	4,984
Federal Home Loan Mortgage Corp.	123,339	3,106
Federated Investors, Inc. Class B	15,270	620
Fidelity National Information Services, Inc.	30,977	1,285
Fifth Third Bancorp	100,416	2,300
First Horizon National Corp.	25,172	409
Franklin Resources, Inc.	29,680	2,801
General Growth Properties, Inc.	45,893	1,620
Genworth Financial, Inc. Class A	80,451	1,865
Goldman Sachs Group, Inc.	74,070	12,564
Hartford Financial Services Group, Inc.	58,997	4,124
Hudson City Bancorp, Inc.	95,292	1,512
Huntington Bancshares, Inc.	64,656	790
IntercontinentalExchange, Inc. (a)	12,680	1,652
J.P. Morgan Chase & Co.	624,411	25,382

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

February 29, 2008 (Unaudited)

		Market
		Value
	Shares	(000)

Financials — (continued)
Janus Capital Group, Inc.	29,407	$712
KeyCorp	70,475	1,554
Kimco Realty Corp.	45,869	1,549
Legg Mason, Inc.	25,142	1,660
Lehman Brothers Holdings, Inc.	97,728	4,983
Leucadia National Corp.	31,736	1,436
Lincoln National Corp.	49,592	2,535
Loews Corp.	81,290	3,401
M & T Bank Corp.	14,137	1,160
Marsh & McLennan Cos., Inc.	98,053	2,497
Marshall & Ilsley Corp.	45,493	1,055
MBIA, Inc.	41,484	538
Merrill Lynch & Co., Inc.	159,890	7,924
MetLife, Inc.	136,356	7,944
MGIC Investment Corp.	16,800	249
Moody’s Corp.	38,966	1,480
Morgan Stanley	198,130	8,345
National City Corp.	115,554	1,833
Northern Trust Corp.	36,006	2,435
NYSE Euronext	48,600	3,192
Plum Creek Timber Co., Inc.	30,811	1,254
PNC Financial Services Group, Inc.	65,251	4,008
Principal Financial Group, Inc.	49,191	2,717
Progressive Corp.	131,801	2,416
ProLogis	47,891	2,580
Prudential Financial, Inc.	84,939	6,198
Public Storage, Inc.	23,087	1,878
Regions Financial Corp.	128,789	2,730
SAFECO Corp.	16,950	784
Simon Property Group, Inc.	41,100	3,444
SLM Corp. (a)	96,354	1,890
Sovereign Bancorp, Inc.	65,974	728
State Street Corp. (b)	71,725	5,634
SunTrust Banks, Inc.	65,118	3,785
T. Rowe Price Group, Inc.	48,675	2,460
Torchmark Corp.	17,921	1,080
Travelers Cos, Inc.	118,604	5,504
U.S. Bancorp	321,952	10,309
Unum Group	68,429	1,568
Vornado Realty Trust	25,134	2,100
Wachovia Corp.	368,078	11,271
Washington Mutual, Inc.	159,441	2,360
Wells Fargo Co.	624,193	18,245
Western Union Co.	141,085	2,935
XL Capital, Ltd. Class A	33,044	1,192
Zions Bancorp	20,553	981
		372,484
Health Care — 11.9%
Abbott Laboratories	286,006	15,316
Aetna, Inc.	92,350	4,581
Allergan, Inc.	56,592	3,352
AmerisourceBergen Corp.	29,893	1,247
Amgen, Inc. (a)	202,936	9,238
Applera Corp. - Applied Biosystems Group	29,573	997
Barr Pharmaceuticals, Inc. (a)	18,923	892
Baxter International, Inc.	118,561	6,997
Becton, Dickinson & Co.	45,597	4,123
Biogen Idec, Inc. (a)	55,031	3,212
Boston Scientific Corp. (a)	244,634	3,080
Bristol-Myers Squibb Co.	369,438	8,353
C.R. Bard, Inc.	19,097	1,810
Cardinal Health, Inc.	66,957	3,960
Celgene Corp. (a)	72,618	4,093
CIGNA Corp.	51,496	2,296
Coventry Health Care, Inc. (a)	27,603	1,432
Covidien Ltd.	92,904	3,975
Eli Lilly & Co.	184,175	9,212
Express Scripts, Inc. (a)	47,299	2,795
Forest Laboratories, Inc. (a)	58,902	2,343
Genzyme Corp. (a)	48,492	3,439
Gilead Sciences, Inc. (a)	171,399	8,111
Hospira, Inc. (a)	28,503	1,213
Humana, Inc. (a)	31,507	2,153
IMS Health, Inc.	34,732	782
Johnson & Johnson	531,749	32,947
King Pharmaceuticals, Inc. (a)	39,792	422
Laboratory Corp. of America Holdings (a)	21,122	1,633
McKesson Corp.	54,355	3,194
Medco Health Solutions, Inc. (a)	100,368	4,447
Medtronic, Inc.	210,878	10,409
Merck & Co., Inc.	405,019	17,942
Millipore Corp. (a)	9,535	666
Mylan Laboratories Inc.	51,709	612
Patterson Cos., Inc. (a)	25,094	883
Pfizer, Inc.	1,269,471	28,284
Quest Diagnostics, Inc.	28,100	1,339
Schering-Plough Corp.	298,255	6,472
St. Jude Medical, Inc. (a)	63,626	2,735
Stryker Corp.	43,489	2,832
Tenet Healthcare Corp. (a)	95,470	459
Thermo Fisher Scientific, Inc. (a)	79,224	4,431
UnitedHealth Group, Inc.	240,896	11,197
Varian Medical Systems, Inc. (a)	22,860	1,199
Watson Pharmaceuticals, Inc. (a)	17,346	482
Wellpoint, Inc. (a)	106,738	7,480
Wyeth	249,787	10,896
Zimmer Holdings, Inc. (a)	43,852	3,302
		263,265
Industrials — 11.6%
3M Co.	132,972	10,425
Allied Waste Industries, Inc. (a)	51,430	532
Avery Dennison Corp.	20,488	1,052
Boeing Co.	144,488	11,962
Burlington Northern Santa Fe Corp.	55,082	4,835
Caterpillar, Inc.	118,779	8,591
CH Robinson Worldwide, Inc.	30,461	1,547

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

February 29, 2008 (Unaudited)

		Market
		Value
	Shares	(000)

Industrials — (continued)
Cintas Corp.	25,088	$722
Cooper Industries, Ltd.	32,034	1,343
CSX Corp.	78,538	3,811
Cummins, Inc.	37,058	1,867
Danaher Corp.	47,286	3,506
Deere & Co.	81,737	6,965
Domtar Corp. (a)(c)	11	—
Dover Corp.	36,195	1,503
Eaton Corp.	26,595	2,144
Emerson Electric Co.	144,948	7,387
Equifax, Inc.	23,683	810
Expeditors International Washington, Inc.	40,320	1,585
FedEx Corp.	57,100	5,032
Fluor Corp.	16,530	2,302
General Dynamics Corp.	74,161	6,070
General Electric Co.	1,876,533	62,188
Goodrich Co.	22,145	1,312
Honeywell International, Inc.	137,481	7,911
Illinois Tool Works, Inc.	75,471	3,703
Ingersoll-Rand Co. Class A	51,921	2,173
ITT Industries, Inc.	33,792	1,901
Jacobs Engineering Group, Inc. (a)	22,600	1,815
L-3 Communications Holdings, Inc.	23,703	2,519
Lockheed Martin Corp.	63,952	6,600
Manitowoc Co., Inc.	24,000	978
Masco Corp.	67,523	1,262
Monster Worldwide, Inc. (a)	22,609	601
Norfolk Southern Corp.	72,355	3,827
Northrop Grumman Corp.	62,911	4,946
PACCAR, Inc.	68,874	2,988
Pall Corp.	22,209	874
Parker-Hannifin Corp.	31,803	2,055
Pitney Bowes, Inc.	40,827	1,461
Precision Castparts Corp.	25,307	2,794
R.R. Donnelley & Sons Co.	40,209	1,280
Raytheon Co.	79,282	5,141
Robert Half International, Inc.	31,140	839
Rockwell Automation, Inc.	27,505	1,505
Rockwell Collins, Inc.	30,231	1,781
Ryder Systems, Inc.	9,821	566
Southwest Airlines Co.	139,586	1,711
Terex Corp. (a)	19,035	1,284
Textron, Inc.	45,639	2,472
Total System Services, Inc.	37,575	835
Tyco Electronics Ltd.	91,104	2,997
Tyco International Ltd.	90,861	3,640
Union Pacific Corp.	49,184	6,136
United Parcel Service, Inc. Class B	195,746	13,749
United Technologies Corp.	184,178	12,986
W.W. Grainger, Inc.	12,169	896
Waste Management, Inc.	95,439	3,133
		256,850
Information Technology — 14.7%
Adobe Systems, Inc. (a)	107,157	3,606
Advanced Micro Devices, Inc. (a)	114,986	829
Affiliated Computer Services, Inc. Class A (a)	19,337	981
Agilent Technologies, Inc. (a)	72,968	2,234
Akamai Technologies, Inc. (a)	29,424	1,035
Altera Corp.	59,454	1,017
Analog Devices, Inc.	54,069	1,456
Apple Computer, Inc. (a)	162,884	20,364
Applied Materials, Inc.	254,707	4,883
Autodesk, Inc. (a)	41,876	1,302
Automatic Data Processing, Inc.	97,217	3,884
BMC Software, Inc. (a)	35,721	1,153
Broadcom Corp. Class A (a)	85,359	1,614
CA, Inc.	74,099	1,695
CIENA Corp. (a)	14,529	375
Cisco Systems, Inc. (a)	1,127,819	27,485
Citrix Systems, Inc. (a)	33,467	1,102
Cognizant Technology Solutions Corp. Class A (a)	54,284	1,640
Computer Sciences Corp. (a)	30,744	1,336
Compuware Corp. (a)	54,650	435
Convergys Corp. (a)	27,735	400
Corning, Inc.	290,376	6,745
Dell, Inc. (a)	418,550	8,308
Electronic Arts, Inc. (a)	59,500	2,814
Electronic Data Systems Corp.	91,816	1,590
EMC Corp. (a)	386,584	6,008
Fiserv, Inc. (a)	29,952	1,576
Google, Inc. Class A (a)	43,090	20,303
Hewlett-Packard Co.	479,416	22,902
IAC (a)	34,889	694
Intel Corp.	1,087,456	21,695
International Business Machines Corp.	256,142	29,164
Intuit, Inc. (a)	61,163	1,624
Jabil Circuit, Inc.	39,951	516
Juniper Networks, Inc. (a)	98,893	2,652
KLA-Tencor Corp.	33,505	1,408
Lexmark International Group, Inc. Class A (a)	15,842	523
Linear Technology Corp.	40,863	1,132
LSI Logic Corp. (a)	138,462	698
MEMC Electronic Materials, Inc. (a)	42,878	3,271
Microchip Technology, Inc.	37,989	1,169
Micron Technology, Inc. (a)	142,362	1,071
Microsoft Corp.	1,494,635	40,684
Molex, Inc.	24,805	559
Motorola, Inc.	418,265	4,170
National Semiconductor Corp.	41,596	685
Network Appliance, Inc. (a)	61,157	1,322
Novell, Inc. (a)	68,720	512
Novellus Systems, Inc. (a)	20,030	442
NVIDIA Corp. (a)	100,756	2,155
Oracle Corp. (a)	734,462	13,808

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

February 29, 2008 (Unaudited)

		Market
		Value
	Shares	(000)

Information Technology — (continued)
Paychex, Inc.	61,738	$1,942
PerkinElmer, Inc.	21,118	524
QLogic Corp. (a)	24,322	386
QUALCOMM, Inc.	304,811	12,915
SanDisk Corp. (a)	40,167	946
Sun Microsystems, Inc. (a)	155,741	2,554
Symantec Corp. (a)	162,663	2,739
Tellabs, Inc. (a)	85,030	559
Teradata Corp. (a)	33,520	846
Teradyne, Inc. (a)	27,649	332
Texas Instruments, Inc.	257,399	7,712
Unisys Corp. (a)	69,807	288
VeriSign, Inc. (a)	40,321	1,403
Waters Corp. (a)	18,865	1,125
Xerox Corp.	171,534	2,522
Xilinx, Inc.	52,602	1,176
Yahoo!, Inc. (a)	248,519	6,904
		323,899
Materials — 3.7%
Air Products & Chemicals, Inc.	39,609	3,618
Alcoa, Inc.	156,449	5,811
Allegheny Technologies, Inc.	19,528	1,511
Ashland, Inc.	10,700	473
Ball Corp.	17,562	775
Bemis Co., Inc.	17,262	428
Consol Energy, Inc.	33,573	2,551
Dow Chemical Co.	174,028	6,559
E.I. Du Pont de Nemours & Co.	165,612	7,688
Eastman Chemical Co.	15,004	987
Ecolab, Inc.	32,966	1,542
Freeport-McMoRan Copper & Gold, Inc. Class B	70,352	7,096
Hercules, Inc.	23,050	422
International Flavors & Fragrances, Inc.	14,331	618
International Paper Co.	78,611	2,492
MeadWestvaco Corp.	32,320	829
Monsanto Co.	101,955	11,794
Newmont Mining Corp.	83,206	4,258
Nucor Corp.	54,254	3,503
Pactiv Corp. (a)	23,915	606
Peabody Energy Corp.	48,324	2,736
PPG Industries, Inc.	29,871	1,851
Praxair, Inc.	58,311	4,681
Rohm & Haas Co.	23,906	1,282
Sealed Air Corp.	28,492	690
Sigma-Aldrich Corp.	24,234	1,333
Titanium Metals Corp.	16,600	342
United States Steel Corp.	21,578	2,340
Vulcan Materials Co.	20,361	1,427
Weyerhaeuser Co.	39,337	2,407
		82,650
Telecommunication Services — 3.2%
American Tower Corp. (a)	75,200	2,891
AT&T, Inc.	1,126,650	39,241
CenturyTel, Inc.	20,441	740
Citizens Communications Co.	60,384	648
Embarq Corp.	27,597	1,157
JDS Uniphase Corp. (a)	42,723	562
Qwest Communications International, Inc.	283,890	1,533
Sprint Nextel Corp.	524,065	3,726
Verizon Communications, Inc.	537,766	19,532
Windstream Corp.	89,913	1,057
		71,087
Utilities — 3.6%
AES Corp. (a)	124,995	2,247
Allegheny Energy, Inc.	30,759	1,559
Ameren Corp.	39,060	1,668
American Electric Power Co., Inc.	73,152	2,993
CenterPoint Energy, Inc.	57,611	846
CMS Energy Corp.	38,856	559
Consolidated Edison, Inc.	50,752	2,075
Constellation Energy Group, Inc.	33,014	2,917
Dominion Resources, Inc.	107,962	4,312
DTE Energy Co.	30,584	1,218
Duke Energy Corp.	234,820	4,119
Dynegy, Inc. (a)	95,490	707
Edison International	59,819	2,955
Entergy Corp.	36,198	3,719
Exelon Corp.	123,121	9,216
FirstEnergy Corp.	56,007	3,786
FPL Group, Inc.	75,721	4,565
Integrys Energy Group, Inc.	12,916	593
Nicor, Inc.	9,100	310
NiSource, Inc.	36,900	859
Pepco Holdings, Inc.	49,982	932
PG&E Corp.	64,726	2,438
Pinnacle West Capital Corp.	17,760	631
PPL Corp.	69,575	3,157
Progress Energy, Inc.	46,981	1,969
Public Service Enterprise Group, Inc.	94,624	4,173
Questar Corp.	32,468	1,794
Sempra Energy	49,186	2,613
Southern Co.	140,143	4,839
Spectra Energy Corp.	118,998	2,750
TECO Energy, Inc.	35,651	534
Trane, Inc.	31,030	1,398
Xcel Energy, Inc.	77,251	1,531
		79,982

Total Common Stocks (Cost $1,465,931,640)		2,161,642

State Street Equity 500 Index Portfolio

Portfolio of Investments – (continued)

February 29, 2008 (Unaudited)

	Par	Market
	Amount	Value
	(000)	(000)

U.S. Government Securities — 0.2%
United States Treasury Bill 3.0% due 03/06/08 (d)(e)	$4,299	$4,297

Total U.S. Government Securities
(Cost $4,297,221)		4,297

	Shares (000)

Money Market Funds — 2.0%
AIM Short Term Investment Prime Portfolio	43,116	$43,116
Federated Money Market Obligations Trust	558	558

Total Money Market Funds (Cost $43,674,042)		43,674

Total Investments — 99.8% (identified cost $1,513,902,903)(f)		2,209,613

Liabilities in Excess of Assets — 0.2%		3,544

Net Assets — 100.0%		$2,213,157

(a)	Non-income producing security.
(b)	Affiliated issuer. See table that follows for more information.
(c)	Amount is less than $1,000.
(d)	Security held as collateral in relation to initial margin requirements on futures contracts.
(e)	Rate represents annualized yield at date of purchase.
(f)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2008 was $791,068,676 and $95,358,209, respectively, resulting in net unrealized appreciation of investments of $695,710,467.

State Street Equity 500 Index Portfolio
Portfolio of Investments – (continued)
February 29, 2008 (Unaudited)

(g) Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Portfolio and believes the impact will be limited to expanded disclosures in the Portfolio’s Financial Statements resulting from adoption of this pronouncement.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

State Street Equity 500 Index Portfolio
Portfolio of Investments – (continued)
February 29, 2008 (Unaudited)

	Number	Unrealized
	of	Depreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures
Contracts (long) Expiration
Date 03/2008	791	$(4,502)
Total unrealized depreciation on open futures contracts purchased		$(4,502)

Affiliate Table

							Realized
						Income Earned	Gain
		Shares purchased for	Shares sold for		Value at	for the period	on shares
Security	Number of shares held	the period ended	the period ended	Number of shares held	2/29/08	ended 2/29/08	sold
Description	at 12/31/07	2/29/08	2/29/08	at 2/29/08	(000)	(000)	(000)
State Street Corp.	70,325	2,900	1,500	71,725	$5,634	$16	$11

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities
February 29, 2008 (Unaudited)
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,510,880)	$2,204,249
Investments in non-controlled affiliates at market (identified cost $3,022)	5,364
2,209,613
Receivables:
Dividends and interest	5,076
Miscellaneous assets	1
Total assets	2,214,690

Liabilities
Payables:
Daily variation margin on futures contracts	1,366
Management fees	167
Total liabilities	1,533
Net Assets	$2,213,157

State Street Equity 500 Index Portfolio
Portfolio of Investments – (continued)
December 31, 2007

	Shares	Market Value (000)

Common Stocks — 98.1%
Consumer Discretionary — 8.7%
Abercrombie & Fitch Co.	15,846	$1,267
Amazon.Com, Inc. (a)	56,092	5,196
Apollo Group, Inc. Class A (a)	26,529	1,861
AutoNation, Inc. (a)	23,063	361
AutoZone, Inc. (a)	7,864	943
Bed Bath & Beyond, Inc. (a)	50,745	1,491
Best Buy Co., Inc.	64,119	3,376
Big Lots, Inc. (a)	17,227	275
Black & Decker Corp.	11,837	824
Brunswick Corp.	18,586	317
Carnival Corp.	80,250	3,570
CBS Corp. Class B	125,903	3,431
Centex Corp.	24,082	608
Circuit City Stores, Inc.	28,732	121
Clear Channel Communications, Inc.	92,847	3,205
Coach, Inc. (a)	68,028	2,080
Comcast Corp. Class A (a)	568,201	10,375
D.R. Horton, Inc.	53,476	704
Darden Restaurants, Inc.	25,688	712
Dillard’s, Inc. Class A	12,294	231
DIRECTV Group, Inc. (a)	128,877	2,980
Eastman Kodak Co.	54,482	1,192
eBay, Inc. (a)	210,566	6,989
EW Scripps Co. Class A	16,835	758
Expedia, Inc. (a)	35,655	1,127
Family Dollar Stores, Inc.	27,158	522
Ford Motor Co. (a)	383,580	2,581
Fortune Brands, Inc.	27,745	2,008
GameStop Corp. (a)	29,000	1,801
Gannett Co., Inc.	42,074	1,641
Gap, Inc.	91,398	1,945
General Motors Corp.	103,845	2,585
Genuine Parts Co.	31,409	1,454
Goodyear Tire & Rubber Co. (a)	45,757	1,291
H&R Block, Inc.	58,415	1,085
Harley-Davidson, Inc.	46,901	2,191
Harman International Industries, Inc.	10,521	775
Harrah’s Entertainment, Inc.	33,588	2,981
Hasbro, Inc.	25,825	661
Home Depot, Inc.	312,409	8,416
Host Hotels & Resorts, Inc.	92,665	1,579
International Game Technology	56,319	2,474
Interpublic Group of Cos., Inc. (a)	83,694	679
JC Penney & Co., Inc.	40,310	1,773
Johnson Controls, Inc.	109,486	3,946
Jones Apparel Group, Inc.	13,434	215
KB HOME	14,794	320
Kohl’s Corp. (a)	56,933	2,608
Leggett & Platt, Inc.	34,398	600
Lennar Corp. Class A	27,931	500
Limited Brands	58,467	1,107
Liz Claiborne, Inc.	20,797	423
Lowe’s Cos., Inc.	267,062	6,041
Macy’s, Inc.	78,723	2,037
Marriot International, Inc. Class A	56,821	1,942
Mattel, Inc.	66,976	1,275
McDonald’s Corp.	218,804	12,890
McGraw-Hill, Inc.	60,766	2,662
Meredith Corp.	7,889	434
New York Times Co. Class A	29,122	511
Newell Rubbermaid, Inc.	51,593	1,335
News Corp. Class A	428,209	8,774
NIKE, Inc. Class B	70,852	4,552
Nordstrom, Inc.	34,633	1,272
Office Depot, Inc. (a)	51,256	713
OfficeMax, Inc.	15,131	313
Omnicom Group, Inc.	59,941	2,849
Polo Ralph Lauren Corp.	10,615	656
Pulte Homes, Inc.	42,826	451
Radioshack Corp.	27,503	464
Sears Holdings Corp. (a)	14,174	1,446
Sherwin-Williams Co.	20,596	1,195
Snap-On, Inc.	9,512	459
Stanley Works	14,583	707
Staples, Inc.	130,833	3,018
Starbucks Corp. (a)	136,861	2,802
Starwood Hotels & Resorts Worldwide, Inc.	36,747	1,618
Target Corp.	153,204	7,660
Tiffany & Co.	25,080	1,154
Time Warner, Inc.	667,238	11,016
TJX Cos., Inc.	81,106	2,330
V.F. Corp.	16,893	1,160
Viacom, Inc. Class B (a)	123,909	5,442
Walt Disney Co.	356,571	11,510
Washington Post Co.	1,060	839
Wendy’s International, Inc.	17,016	440
Whirlpool Corp.	13,761	1,123
Wyndham Worldwide Corp.	34,299	808
Yum! Brands, Inc.	95,392	3,651
		209,704
Consumer Staples — 10.0%
Altria Group, Inc.	389,107	29,409
Anheuser-Busch Cos., Inc.	135,496	7,092
Archer-Daniels-Midland Co.	118,424	5,498
Avon Products, Inc.	80,660	3,188
Brown-Forman Corp. Class B	15,624	1,158
Campbell Soup Co.	41,465	1,482
Clorox Co.	25,743	1,678
Coca-Cola Co.	367,217	22,536
Coca-Cola Enterprises, Inc.	53,901	1,403
Colgate-Palmolive Co.	94,376	7,358
ConAgra Foods, Inc.	91,275	2,171
Constellation Brands, Inc. Class A (a)	37,226	880
Costco Wholesale Corp.	80,837	5,639
CVS Corp.	272,152	10,818
Dean Foods Co.	25,258	653
Estee Lauder Cos, Inc. Class A	20,552	896
General Mills, Inc.	62,732	3,576

See Notes to Financial Statements

State Street Equity 500 Index Portfolio
Portfolio of Investments – (continued)
December 31, 2007

	Shares	Market Value (000)

Consumer Staples — (continued)
H.J. Heinz Co.	58,369	$2,725
Hershey Foods Corp.	29,582	1,166
Kellogg Co.	48,435	2,539
Kimberly-Clark Corp.	76,800	5,325
Kraft Foods, Inc.	289,941	9,461
Kroger Co.	129,276	3,453
McCormick & Co., Inc.	22,353	847
Molson Coors Brewing Co., Class B	23,962	1,237
Pepsi Bottling Group, Inc.	26,453	1,044
PepsiCo, Inc.	296,067	22,471
Procter & Gamble Co.	573,613	42,115
Reynolds American, Inc.	31,887	2,103
Safeway, Inc.	80,264	2,746
Sara Lee Corp.	129,134	2,074
SuperValu, Inc.	37,648	1,413
Sysco Corp.	112,209	3,502
Tyson Foods, Inc., Class A	52,935	811
UST Corp.	28,137	1,542
Wal-Mart Stores, Inc.	439,955	20,911
Walgreen Co.	183,684	6,995
Whole Foods Market, Inc.	25,433	1,038
Wrigley Wm., Jr. Co.	39,748	2,327
		243,280
Energy — 12.3%
Anadarko Petroleum Corp.	85,626	5,625
Apache Corp.	61,311	6,593
Baker Hughes, Inc.	57,578	4,670
BJ Services Co.	54,548	1,323
Chesapeake Energy Corp.	82,282	3,225
ChevronTexaco Corp.	390,310	36,428
ConocoPhillips	294,567	26,010
Devon Energy Corp.	82,412	7,327
El Paso Corp.	130,592	2,251
ENSCO International, Inc.	26,077	1,555
EOG Resources, Inc.	44,917	4,009
ExxonMobil Corp.	1,008,814	94,516
Halliburton Co.	160,734	6,093
Hess Corp.	51,487	5,193
Marathon Oil Corp.	130,790	7,960
Murphy Oil Corp.	35,241	2,990
Nabors Industries, Ltd. (a)	52,404	1,435
National Oilwell Varco, Inc. (a)	65,557	4,816
Noble Corp.	48,918	2,764
Noble Energy, Inc.	31,210	2,482
Occidental Petroleum Corp.	152,638	11,752
Range Resources Corp.	27,200	1,397
Rowan Cos., Inc.	19,520	770
Schlumberger, Ltd.	221,006	21,740
Smith International, Inc.	37,534	2,772
Sunoco, Inc.	21,584	1,564
Tesoro Corp.	26,365	1,258
Transocean, Inc.	58,799	8,417
Valero Energy Corp.	101,906	7,137
Weatherford International Ltd. (a)	62,555	4,291
Williams Cos., Inc.	110,168	3,942
XTO Energy, Inc.	89,221	4,582
		296,887
Financials — 17.4%
ACE, Ltd.	60,483	3,737
AFLAC, Inc.	90,470	5,666
Allstate Corp.	105,579	5,514
Ambac Financial Group, Inc.	20,232	521
American Capital Strategies Ltd.	34,302	1,131
American Express Co.	217,379	11,308
American International Group, Inc.	469,749	27,386
Ameriprise Financial, Inc.	43,007	2,370
AON Corp.	54,747	2,611
Apartment Investment & Management Co. Class A	16,714	580
Assurant, Inc.	17,131	1,146
AvalonBay Communities, Inc.	14,753	1,389
Bank of America Corp.	819,839	33,827
Bank of New York Mellon Corp.	209,203	10,201
BB&T Corp.	101,370	3,109
Bear Stearns Cos., Inc.	21,168	1,868
Boston Properties, Inc.	21,667	1,989
Capital One Financial Corp.	70,163	3,316
CB Richard Ellis Group, Inc. Class A (a)	37,475	808
Charles Schwab Corp.	174,693	4,463
Chubb Corp.	72,375	3,950
Cincinnati Financial Corp.	31,514	1,246
CIT Group, Inc.	35,142	844
Citigroup, Inc.	919,107	27,059
CME Group, Inc.	10,141	6,957
Comerica, Inc.	27,144	1,182
Commerce Bancorp, Inc.	34,174	1,303
Countrywide Financial Corp.	100,246	896
Developers Diversified Realty Corp.	23,024	882
Discover Financial Services	85,605	1,291
E*Trade Financial Corp. (a)	81,315	289
Equity Residential	49,057	1,789
Fannie Mae	181,144	7,242
Federal Home Loan Mortgage Corp.	123,039	4,192
Federated Investors, Inc. Class B	15,270	629
Fidelity National Information Services, Inc.	30,977	1,288
Fifth Third Bancorp	95,716	2,405
First Horizon National Corp.	25,172	457
Franklin Resources, Inc.	29,680	3,396
General Growth Properties, Inc.	45,893	1,890
Genworth Financial, Inc. Class A	80,451	2,047
Goldman Sachs Group, Inc.	74,399	16,000
Hartford Financial Services Group, Inc.	57,297	4,996
Hudson City Bancorp, Inc.	95,292	1,431
Huntington Bancshares, Inc.	64,656	954
IntercontinentalExchange, Inc. (a)	12,680	2,441
J.P. Morgan Chase & Co.	619,837	27,056

See Notes to Financial Statements

State Street Equity 500 Index Portfolio
Portfolio of Investments – (continued)
December 31, 2007

	Shares	Market Value (000)

Financials — (continued)
Janus Capital Group, Inc.	29,407	$966
KeyCorp	70,475	1,653
Kimco Realty Corp.	45,869	1,670
Legg Mason, Inc.	25,142	1,839
Lehman Brothers Holdings, Inc.	98,213	6,427
Leucadia National Corp.	31,736	1,495
Lincoln National Corp.	49,592	2,887
Loews Corp.	81,290	4,092
M & T Bank Corp.	14,137	1,153
Marsh & McLennan Cos., Inc.	100,753	2,667
Marshall & Ilsley Corp.	49,593	1,313
MBIA, Inc.	21,584	402
Merrill Lynch & Co., Inc.	158,458	8,506
MetLife, Inc.	137,145	8,451
MGIC Investment Corp.	16,800	377
Moody’s Corp.	38,966	1,391
Morgan Stanley	195,948	10,407
National City Corp.	115,554	1,902
Northern Trust Corp.	34,306	2,627
NYSE Euronext	48,600	4,266
Plum Creek Timber Co., Inc.	30,811	1,419
PNC Financial Services Group, Inc.	63,251	4,152
Principal Financial Group, Inc.	49,491	3,407
Progressive Corp.	135,501	2,596
ProLogis	47,891	3,035
Prudential Financial, Inc.	83,039	7,726
Public Storage, Inc.	23,087	1,695
Regions Financial Corp.	128,789	3,046
SAFECO Corp.	16,950	944
Simon Property Group, Inc.	41,100	3,570
SLM Corp.	73,899	1,488
Sovereign Bancorp, Inc.	65,974	752
State Street Corp. (b)	70,325	5,710
SunTrust Banks, Inc.	64,818	4,050
Synovus Financial Corp.	57,585	1,387
T. Rowe Price Group, Inc.	48,675	2,963
Torchmark Corp.	17,921	1,085
Travelers Cos, Inc.	118,604	6,381
U.S. Bancorp	317,331	10,072
Unum Group	63,629	1,514
Vornado Realty Trust	25,134	2,211
Wachovia Corp.	364,322	13,855
Washington Mutual, Inc.	159,441	2,170
Wells Fargo Co.	621,744	18,770
Western Union Co.	143,985	3,496
XL Capital, Ltd. Class A	33,044	1,662
Zions Bancorp	20,553	960
		421,659
Health Care — 11.6%
Abbott Laboratories	285,708	16,043
Aetna, Inc.	94,397	5,450
Allergan, Inc.	56,592	3,635
AmerisourceBergen Corp.	29,493	1,323
Amgen, Inc. (a)	199,895	9,283
Applera Corp. - Applied Biosystems Group	33,273	1,129
Barr Pharmaceuticals, Inc. (a)	18,923	1,005
Baxter International, Inc.	116,561	6,766
Becton, Dickinson & Co.	45,297	3,786
Biogen Idec, Inc. (a)	52,931	3,013
Boston Scientific Corp. (a)	244,634	2,845
Bristol-Myers Squibb Co.	363,616	9,643
C.R. Bard, Inc.	19,097	1,810
Cardinal Health, Inc.	66,957	3,867
Celgene Corp. (a)	70,418	3,254
CIGNA Corp.	51,496	2,767
Coventry Health Care, Inc. (a)	27,603	1,635
Covidien Ltd.	92,404	4,093
Eli Lilly & Co.	181,443	9,687
Express Scripts, Inc. (a)	47,299	3,453
Forest Laboratories, Inc. (a)	58,602	2,136
Genzyme Corp. (a)	48,492	3,610
Gilead Sciences, Inc. (a)	172,094	7,918
Hospira, Inc. (a)	28,503	1,215
Humana, Inc. (a)	30,047	2,263
IMS Health, Inc.	34,732	800
Johnson & Johnson	529,940	35,347
King Pharmaceuticals, Inc. (a)	49,292	505
Laboratory Corp. of America Holdings (a)	21,122	1,595
McKesson Corp.	54,455	3,567
Medco Health Solutions, Inc. (a)	48,834	4,952
Medtronic, Inc.	208,511	10,482
Merck & Co., Inc.	402,238	23,374
Millipore Corp. (a)	9,535	698
Mylan Laboratories Inc.	58,709	825
Patterson Cos., Inc. (a)	25,094	852
Pfizer, Inc.	1,257,294	28,578
Quest Diagnostics, Inc.	28,100	1,486
Schering-Plough Corp.	299,884	7,989
St. Jude Medical, Inc. (a)	60,894	2,475
Stryker Corp.	43,489	3,250
Tenet Healthcare Corp. (a)	95,470	485
Thermo Fisher Scientific, Inc. (a)	76,824	4,431
UnitedHealth Group, Inc.	238,346	13,872
Varian Medical Systems, Inc. (a)	22,860	1,192
Watson Pharmaceuticals, Inc. (a)	17,346	471
Wellpoint, Inc. (a)	105,770	9,279
Wyeth	247,016	10,916
Zimmer Holdings, Inc. (a)	44,052	2,914
		281,964
Industrials — 11.4%
3M Co.	131,560	11,093
Allied Waste Industries, Inc. (a)	51,430	567
Avery Dennison Corp.	20,488	1,089
Boeing Co.	143,954	12,590
Burlington Northern Santa Fe Corp.	55,082	4,584
Caterpillar, Inc.	117,740	8,543
CH Robinson Worldwide, Inc.	30,461	1,649

See Notes to Financial Statements

State Street Equity 500 Index Portfolio
Portfolio of Investments – (continued)
December 31, 2007

	Shares	Market Value (000)

Industrials — (continued)
Cintas Corp.	25,088	$843
Cooper Industries, Ltd.	34,434	1,821
CSX Corp.	80,738	3,551
Cummins, Inc.	18,529	2,360
Danaher Corp.	46,986	4,123
Deere & Co.	82,162	7,651
Domtar Corp. (a) (c)	11	0
Dover Corp.	36,195	1,668
Eaton Corp.	26,595	2,578
Emerson Electric Co.	145,740	8,258
Equifax, Inc.	23,683	861
Expeditors International Washington, Inc.	37,820	1,690
FedEx Corp.	57,339	5,113
Fluor Corp.	16,530	2,409
General Dynamics Corp.	74,748	6,652
General Electric Co.	1,866,192	69,180
Goodrich Co.	22,145	1,564
Honeywell International, Inc.	138,282	8,514
Illinois Tool Works, Inc.	75,471	4,041
Ingersoll-Rand Co. Class A	51,321	2,385
ITT Industries, Inc.	33,792	2,232
Jacobs Engineering Group, Inc. (a)	22,600	2,161
L-3 Communications Holdings, Inc.	22,503	2,384
Lockheed Martin Corp.	64,312	6,769
Manitowoc Co., Inc.	24,000	1,172
Masco Corp.	67,523	1,459
Monster Worldwide, Inc. (a)	22,609	733
Norfolk Southern Corp.	71,955	3,629
Northrop Grumman Corp.	63,511	4,995
PACCAR, Inc.	68,474	3,730
Pall Corp.	22,209	895
Parker-Hannifin Corp.	32,403	2,440
Pitney Bowes, Inc.	40,827	1,553
Precision Castparts Corp.	25,307	3,510
R.R. Donnelley & Sons Co.	40,209	1,517
Raytheon Co.	80,756	4,902
Robert Half International, Inc.	31,140	842
Rockwell Automation, Inc.	27,505	1,897
Rockwell Collins, Inc.	30,231	2,176
Ryder Systems, Inc.	9,821	462
Southwest Airlines Co.	138,886	1,694
Terex Corp. (a)	19,035	1,248
Textron, Inc.	45,639	3,254
Tyco Electronics Ltd.	91,104	3,383
Tyco International Ltd.	90,861	3,603
Union Pacific Corp.	48,084	6,040
United Parcel Service, Inc. Class B	192,650	13,624
United Technologies Corp.	182,024	13,932
W.W. Grainger, Inc.	12,169	1,065
Waste Management, Inc.	96,739	3,160
		275,838
Information Technology — 15.9%
Adobe Systems, Inc. (a)	108,757	4,647
Advanced Micro Devices, Inc. (a)	114,986	862
Affiliated Computer Services, Inc. Class A (a)	19,337	872
Agilent Technologies, Inc. (a)	69,168	2,541
Akamai Technologies, Inc. (a)	29,424	1,018
Altera Corp.	59,454	1,149
Analog Devices, Inc.	57,869	1,835
Apple Computer, Inc. (a)	161,217	31,934
Applied Materials, Inc.	254,707	4,524
Autodesk, Inc. (a)	41,876	2,084
Automatic Data Processing, Inc.	97,217	4,329
BMC Software, Inc. (a)	35,721	1,273
Broadcom Corp. Class A (a)	85,359	2,231
CA, Inc.	68,899	1,719
CIENA Corp. (a)	14,529	496
Cisco Systems, Inc. (a)	1,120,801	30,340
Citrix Systems, Inc. (a)	33,467	1,272
Cognizant Technology Solutions Corp. Class A (a)	54,284	1,842
Computer Sciences Corp. (a)	30,744	1,521
Compuware Corp. (a)	54,650	485
Convergys Corp. (a)	27,935	460
Corning, Inc.	291,844	7,001
Dell, Inc. (a)	417,763	10,239
Electronic Arts, Inc. (a)	57,100	3,335
Electronic Data Systems Corp.	91,816	1,903
EMC Corp. (a)	388,642	7,202
Fiserv, Inc. (a)	29,952	1,662
Google, Inc. Class A (a)	42,771	29,575
Hewlett-Packard Co.	476,394	24,048
IAC (a)	34,889	939
Intel Corp.	1,080,236	28,799
International Business Machines Corp.	253,729	27,428
Intuit, Inc. (a)	61,163	1,933
Jabil Circuit, Inc.	39,951	610
Juniper Networks, Inc. (a)	94,093	3,124
KLA-Tencor Corp.	33,505	1,614
Lexmark International Group, Inc. Class A (a)	15,842	552
Linear Technology Corp.	40,863	1,301
LSI Logic Corp. (a)	138,462	735
MEMC Electronic Materials, Inc. (a)	42,578	3,768
Microchip Technology, Inc.	37,989	1,194
Micron Technology, Inc. (a)	142,362	1,032
Microsoft Corp.	1,485,833	52,896
Molex, Inc.	24,805	677
Motorola, Inc.	418,265	6,709
National Semiconductor Corp.	41,596	942
Network Appliance, Inc. (a)	66,057	1,649
Novell, Inc. (a)	68,720	472
Novellus Systems, Inc. (a)	20,030	552
NVIDIA Corp. (a)	100,756	3,428
Oracle Corp. (a)	728,972	16,460
Paychex, Inc.	61,738	2,236
PerkinElmer, Inc.	21,118	550

See Notes to Financial Statements

State Street Equity 500 Index Portfolio
Portfolio of Investments – (continued)
December 31, 2007

	Shares	Market Value (000)

Information Technology — (continued)
QLogic Corp. (a)	24,322	$345
QUALCOMM, Inc.	307,534	12,102
SanDisk Corp. (a)	40,167	1,332
Sun Microsystems, Inc. (a)	148,641	2,695
Symantec Corp. (a)	164,763	2,659
Tellabs, Inc. (a)	85,030	556
Teradata Corp. (a)	33,520	919
Teradyne, Inc. (a)	27,649	286
Texas Instruments, Inc.	258,656	8,639
Unisys Corp. (a)	69,807	330
VeriSign, Inc. (a)	40,321	1,517
Waters Corp. (a)	18,865	1,492
Xerox Corp.	171,534	2,777
Xilinx, Inc.	52,602	1,151
Yahoo!, Inc. (a)	243,219	5,657
		384,456
Materials — 3.5%
Air Products & Chemicals, Inc.	39,609	3,907
Alcoa, Inc.	159,562	5,832
Allegheny Technologies, Inc.	18,128	1,566
Ashland, Inc.	10,700	507
Ball Corp.	17,562	790
Bemis Co., Inc.	17,262	473
Consol Energy, Inc.	33,573	2,401
Dow Chemical Co.	174,930	6,896
E.I. Du Pont de Nemours & Co.	166,474	7,340
Eastman Chemical Co.	15,004	917
Ecolab, Inc.	30,766	1,575
Freeport-McMoRan Copper & Gold, Inc. Class B	70,723	7,245
Hercules, Inc.	23,050	446
International Flavors & Fragrances, Inc.	14,331	690
International Paper Co.	78,611	2,545
MeadWestvaco Corp.	32,320	1,012
Monsanto Co.	100,225	11,194
Newmont Mining Corp.	83,206	4,063
Nucor Corp.	52,454	3,106
Pactiv Corp. (a)	23,915	637
Peabody Energy Corp.	48,324	2,979
PPG Industries, Inc.	29,871	2,098
Praxair, Inc.	59,114	5,244
Rohm & Haas Co.	23,906	1,269
Sealed Air Corp.	28,492	659
Sigma-Aldrich Corp.	24,234	1,323
Titanium Metals Corp.	16,600	439
United States Steel Corp.	21,578	2,609

Vulcan Materials Co.	20,361	1,610
Weyerhaeuser Co.	39,537	2,915
		84,287
Telecommunication Services — 3.6%
American Tower Corp. (a)	75,200	3,204
AT&T, Inc.	1,120,152	46,553
CenturyTel, Inc.	20,441	847
Citizens Communications Co.	60,384	769
Embarq Corp.	27,597	1,367
JDS Uniphase Corp. (a)	42,723	568
Qwest Communications International, Inc. (a)	283,890	1,990
Sprint Nextel Corp.	523,943	6,879
Verizon Communications, Inc.	531,829	23,236
Windstream Corp.	89,913	1,171
		86,584
Utilities — 3.7%
AES Corp. (a)	124,995	2,674
Allegheny Energy, Inc.	30,759	1,957
Ameren Corp.	36,960	2,004
American Electric Power Co., Inc.	73,152	3,406
CenterPoint Energy, Inc.	57,611	987
CMS Energy Corp.	38,856	675
Consolidated Edison, Inc.	50,752	2,479
Constellation Energy Group, Inc.	33,014	3,385
Dominion Resources, Inc.	108,424	5,145
DTE Energy Co.	30,584	1,344
Duke Energy Corp.	233,920	4,718
Dynegy, Inc. (a)	95,490	682
Edison International	59,819	3,193
Entergy Corp.	35,998	4,302
Exelon Corp.	123,974	10,121
FirstEnergy Corp.	56,007	4,052
FPL Group, Inc.	75,121	5,092
Integrys Energy Group, Inc.	12,916	668
Nicor, Inc.	9,100	385
NiSource, Inc.	49,982	944
Pepco Holdings, Inc.	36,900	1,082
PG&E Corp.	64,726	2,789
Pinnacle West Capital Corp.	17,760	753
PPL Corp.	71,275	3,713
Progress Energy, Inc.	46,981	2,275
Public Service Enterprise Group, Inc.	47,212	4,638
Questar Corp.	32,468	1,756
Sempra Energy	49,286	3,050
Southern Co.	140,787	5,455
Spectra Energy Corp.	113,198	2,923
TECO Energy, Inc.	35,651	614
Trane, Inc.	31,030	1,449
Xcel Energy, Inc.	77,251	1,744
		90,454

Total Common Stocks
(Cost $1,442,132,115)		2,375,113

See Notes to Financial Statements

State Street Equity 500 Index Portfolio
Portfolio of Investments – (continued)
December 31, 2007

	Par	Market
	Amount	Value
	(000)	(000)

U.S. Government Securities — 0.2%
United States Treasury Bill 3.0% due 03/06/08 (d) (e)	$4,299	$4,276

Total U.S. Government Securities
(Cost $4,275,869)		4,276

		Market
	Shares	Value
	(000)	(000)

Money Market Funds — 2.0%
AIM Short Term Investment Prime Portfolio	48,722	$48,722
Federated Money Market Obligations Trust	554	554

Total Money Market Funds
(Cost $49,275,442)		49,276

Total Investments — 100.3%
(identified cost $1,495,683,426)		2,428,665

Liabilities in Excess of Assets — (0.3)%		(6,288)

Net Assets — 100.0%		$2,422,377

(a)   Non-income producing security.

(b)   Affiliated issuer. See table that follows for more information.

(c)   Amount is less than $1,000.

(d)   Rate represents annualized yield at date of purchase.

(e)   Security held as collateral in relation to initial margin requirements on futures contracts.

See Notes to Financial Statements

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2007

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2008	677	$675
Total unrealized depreciation on open futures contracts purchased		$675

Affiliate Table

							Realized
						Income Earned	Gain
		Shares purchased for	Shares sold for		Value at	for the year ended	on shares
Security	Number of shares held	the year ended	the year ended	Number of shares held	12/31/07	12/31/07	sold
Description	at 12/31/2006	12/31/07	12/31/07	at 12/31/07	(000)	(000)	(000)
State Street Corp.	69,744	18,900	18,319	70,325	5,710	$62	$573

See Notes to Financial Statements

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2007

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,492,789)	$2,422,955
Investments in non-controlled affiliates at market (identified cost $2,894) (Note 4)	5,710
2,428,665

Cash	143
Receivables:
Investment securities sold	548
Dividends and interest	3,648
Total assets	2,433,004

Liabilities
Payables:
Investment securities purchased	10,140
Daily variation margin on futures contracts	291
Management fees (Note 4)	196
Total liabilities	10,627
Net Assets	$2,422,377

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2007
(Amounts in thousands)

Investment Income
Dividend income - unaffiliated issuers		$51,567
Dividend income - non-controlled affiliated issuer		62
Interest		2,709
Total Investment Income		54,338

Expenses
Management fees (Note 4)	$1,221
Total Expenses		1,221
Net Investment Income		53,117

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments - unaffiliated issuers	169,491
Investments - non-controlled affiliated issuer	573
Futures contracts	(853)
		169,211
Net change in net unrealized appreciation (depreciation) on:
Investments	(67,144)
Futures contracts	663
		(66,481)
Net realized and unrealized gain		102,730
Net Increase in Net Assets Resulting from Operations		$155,847

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For the Year	For the Year
	Ended	Ended
	December 31, 2007	December 31, 2006
Increase (Decrease) in Net Assets From:

Operations
Net Investment Income	$53,117	$49,532
Net realized gain on investments and futures contracts	169,211	9,894
Net change in net unrealized appreciation (depreciation)	(66,481)	318,596
Net increase in net assets resulting from operations	155,847	378,022

Capital Transactions
Proceeds from contributions	328,812	310,574
Contributions in-kind	—	8,054
Fair value of withdrawal	(765,322)	(383,063)
Withdrawals in-kind	(63,656)	—
Net decrease in net assets from capital transactions	(500,166)	(64,435)
Total Net Increase (Decrease) in Net Assets	(344,319)	313,587

Net Assets
Beginning of period	2,766,696	2,453,109
End of period	$2,422,377	$2,766,696

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,422,377	$2,766,696	$2,453,109	$2,767,467	$2,714,672

Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.96%	1.94%	1.84%	1.97%	1.74%
Portfolio turnover rate*	12%	10%	8%	9%	12%
Total return (a)	5.49%	15.75%	4.87%	10.86%	28.62%

* The portfolio turnover rate excludes in-kind security transactions.

(a) Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2007

1.   Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2007, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Tax Free Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.   Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2007

The Portfolio adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on June 29, 2007. As of and during the period ended December 31, 2007, the Portfolio did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2007, tax years 2004 through 2007 remain subject to examination by the portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.   Securities Transactions

For the year ended December 31, 2007, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $312,810,297 and $728,958,796, respectively. The aggregate value of withdrawals in-kind was $63,655,791. The realized gain associated with the withdrawal in-kind was $19,063,455.

At December 31, 2007, the book cost of investments was $1,495,683,426 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $1,001,447,866 and $68,465,885, respectively, resulting in net appreciation of $932,981,981 for all securities as computed on a federal income tax basis.

The difference between book and tax cost amounts are primarily due to wash sale loss deferrals.

4.   Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2007 is listed in the Portfolio of Investments.

5.   Trustees’ Fees

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

State Street Equity 500 Index Portfolio

Notes to Financial Statements (continued)

December 31, 2007

6.   Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect anything significant.

7.   New Accounting Pronouncements

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the application of SFAS 157 to the Portfolio and believes the impact will be limited to expanded disclosures in the Portfolio’s Financial Statements resulting from adoption of this pronouncement.

45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio), including the portfolio of investments, as of December 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts February 25, 2008

46

State Street Equity 500 Index Portfolio

December 31, 2007

General Information (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 29, 2007 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by SSgA Funds Management, Inc. (the “Adviser”) under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.99 trillion in assets under management as of September 30, 2007, including over $140 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that they were satisfied with the experience, resources and strength of the Adviser in the management of index products. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio was satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

47

State Street Equity 500 Index Portfolio

December 31, 2007

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2007. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio’s advisory fee and total expense ratio were lower than the average for its peer group. The Board determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’ relationship with State Street as fund administrator, custodian and transfer agent and the Portfolios’ use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

48

State Street Equity 500 Index Portfolio

Trustees and Executive Officers (Unaudited).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•      business addresses and ages;

•      principal occupations during the past five years; and

•      other directorships of publicly traded companies or funds.

				Number of
				Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth (“DOB”)	Held with Trust	and Length of Time Served	Principal Occupation During Past Five Years	Overseen by Trustee*	Other Directorships Held by Trustee

Independent Trustees

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: July 7, 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 -present).	22

Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Chairman and Trustee, Scottish Widows Investment Partnership Trust; and Director, Reaves Utility Income Fund

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: January 20, 1937	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 -present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: October 24, 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 -present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	22	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: December 23, 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust

* The “Fund Complex” consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

49

State Street Equity 500 Index Portfolio

Trustees and Executive Officers (Unaudited).

Number of
Funds in Fund
Name, Address,	Position(s)	Term of Office		Complex
and Date of Birth (“DOB”)	Held with Trust	and Length of Time Served	Principal Occupation During Past Five Years	Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (1)

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: June 24, 1965	Trustee/President	Term: Indefinite Elected Trustee: 2/07 Elected President: 4/05	President, SSgA Funds Management, Inc. (2005 – present); Principal, SSgA Funds Management, Inc. (2001 – 2005); Senior Managing Director, State Street Global Advisors (March 2006 – present); Principal, State Street Global Advisers (2000 – 2006).	22	Trustee, State Street Institutional Investment Trust; Trustee, SPDR® Series Trust; Trustee, SPDR® Index Shares Trust and Trustee, Select Sector SPDR® Trust

Officers:

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: July 4, 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 – present); Managing Director, Deutsche Bank (including its predecessor, Scudder Investments), Fund Operations Unit (2001 – 2002); President, UAM Fund Services (1995 – 2001).	—	—

Julie Piatelli SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: August 5, 1967	Interim Chief Compliance Officer	Term: Indefinite Elected: 7/07	Principal and Senior Compliance and Risk Management Officer, SSgA Funds Management, Inc. (2004-present), Vice President State Street Global Advisors (2004-present); Manager, PricewaterhouseCoopers LLP (1999-2004).	—	—

Nancy L. Conlin State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: December 11, 1953	Secretary	Term: Indefinite Elected: 9/07	Vice President and Managing Counsel, State Street Bank and Trust Company (2007 - present); General Counsel to Plymouth Rock Companies (2004-2007); and U.S. Chief Counsel to Sun Life Financial (2002 – 2004).	—	—

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

50

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

51

ISAR-02/08 (50031)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund – Class R

Core Opportunities Fund

Core Opportunities Fund – Class R

Tuckerman Active REIT Fund

Aggressive Equity Fund

Aggressive Equity Fund – Class R

IAM SHARES Fund

Concentrated Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Core Edge Equity Fund

Semiannual Report

February 29, 2008

SSgA Funds
Equity Funds

Semiannual Report

February 29, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA
Disciplined Equity Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$891.40	$1,022.53
Expenses Paid During Period *	$2.21	$2.36

* Expenses are equal to the Fund's expense ratio of .47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Disciplined Equity Fund
3

This page has been intentionally left blank.

SSgA
Disciplined Equity Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.9%
Consumer Discretionary - 8.6%
Autozone, Inc. (Æ)	700	81
Barnes & Noble, Inc.	10,500	295
Best Buy Co., Inc.	12,800	551
Burger King Holdings, Inc.	1,400	36
CBS Corp. Class B	48,100	1,098
Comcast Corp. Class A	32,949	644
Darden Restaurants, Inc.	6,100	188
Dillard's, Inc. Class A (Ñ)	7,000	104
Ford Motor Co. (Æ)(Ñ)	11,200	73
Gap, Inc. (The)	57,500	1,160
Goodyear Tire & Rubber Co. (The) (Æ)	36,300	984
H&R Block, Inc.	2,600	48
IAC/InterActiveCorp (Æ)(Ñ)	32,900	655
International Speedway Corp. Class A (Ñ)	10,200	406
Lowe's Cos., Inc.	30,700	736
Macy's, Inc.	4,702	116
McDonald's Corp.	10,700	579
Newell Rubbermaid, Inc.	900	20
News Corp. Class A	10,800	199
NVR, Inc. (Æ)(Ñ)	500	270
Omnicom Group, Inc.	20,700	925
Regal Entertainment Group Class A (Ñ)	39,200	773
Stanley Works (The) (Ñ)	18,000	874
Staples, Inc.	33,900	754
Time Warner, Inc.	115,550	1,804
TJX Cos., Inc.	20,600	659
VF Corp.	8,500	646
Viacom, Inc. Class B (Æ)	3,100	123
Virgin Media, Inc. (Ñ)	31,700	475
Walt Disney Co. (The)	60,300	1,954
		17,230
Consumer Staples - 10.4%
Alberto-Culver Co. Class B	5,800	155
Altria Group, Inc.	48,100	3,518
Archer-Daniels-Midland Co.	19,600	884
Clorox Co.	9,900	576
Coca-Cola Co. (The)	18,200	1,064
Coca-Cola Enterprises, Inc.	44,500	1,087
CVS Caremark Corp.	1,500	60
Herbalife, Ltd. (Ñ)	21,800	912
HJ Heinz Co.	21,600	953
Kimberly-Clark Corp.	17,100	1,115
Kroger Co. (The)	45,800	1,111
Loews Corp. - Carolina Group (Ñ)	4,600	346
Molson Coors Brewing Co. Class B (Ñ)	6,700	361
Pepsi Bottling Group, Inc.	27,200	925
PepsiCo, Inc.	14,600	1,016
Procter & Gamble Co.	41,585	2,752

	Principal Amount ($) or Shares	Market Value $
Reynolds American, Inc. (Ñ)	200	13
SYSCO Corp.	34,100	957
Wal-Mart Stores, Inc.	58,300	2,891
		20,696
Energy - 12.9%
Apache Corp.	13,800	1,583
Cameron International Corp. (Æ)	11,800	501
Chesapeake Energy Corp. (Ñ)	28,400	1,284
Chevron Corp.	27,420	2,376
ConocoPhillips	25,329	2,095
Exxon Mobil Corp.	103,516	9,007
Forest Oil Corp. (Æ)(Ñ)	11,300	558
Global Industries, Ltd. (Æ)	47,100	867
Halliburton Co.	28,800	1,103
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	15,400	542
Helmerich & Payne, Inc.	300	14
Marathon Oil Corp.	29,200	1,552
National Oilwell Varco, Inc. (Æ)	800	50
Occidental Petroleum Corp.	26,100	2,019
Schlumberger, Ltd.	10,700	925
Superior Energy Services (Æ)	4,800	195
Valero Energy Corp.	12,300	711
W&T Offshore, Inc.	3,400	121
XTO Energy, Inc.	4,500	278
		25,781
Financials - 15.7%
ACE, Ltd.	3,100	174
Allstate Corp. (The)	22,700	1,083
American Express Co.	36,900	1,561
American International Group, Inc.	61,025	2,860
Annaly Capital Management, Inc. (ö)	43,900	908
Assurant, Inc.	1,500	94
Bank of America Corp.	96,503	3,835
BB&T Corp.	17,900	557
Chubb Corp.	6,500	331
Citigroup, Inc.	52,200	1,238
Eaton Vance Corp. (Ñ)	23,900	761
Federal National Mortgage Association	9,700	268
Federated Investors, Inc. Class B (Ñ)	23,400	950
Freddie Mac	4,000	101
GLG Partners, Inc. (Ñ)	72,200	939
Goldman Sachs Group, Inc. (The)	11,500	1,951
Hartford Financial Services Group, Inc.	6,100	426
HCC Insurance Holdings, Inc.	1,100	26
Hospitality Properties Trust (ö)	9,000	327
HRPT Properties Trust (ö)	65,900	453
JPMorgan Chase & Co.	77,072	3,133
Lehman Brothers Holdings, Inc. (Ñ)	1,800	92
Lincoln National Corp.	20,100	1,027

Disciplined Equity Fund
5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Loews Corp.	2,000	84
MetLife, Inc. (Ñ)	28,200	1,643
MF Global, Ltd. (Æ)	8,000	140
Radian Group, Inc. (Ñ)	12,200	87
Regions Financial Corp. (Ñ)	34,800	738
Reinsurance Group of America, Inc. (Ñ)	6,300	345
Travelers Cos., Inc. (The)	24,000	1,114
US Bancorp	1,500	48
Wachovia Corp.	57,900	1,773
Wells Fargo & Co.	80,900	2,365
		31,432
Health Care - 11.9%
Abbott Laboratories	9,900	530
Aetna, Inc.	5,600	278
AmerisourceBergen Corp. Class A	3,700	154
Amgen, Inc. (Æ)	788	36
Applera Corp. - Applied Biosystems Group	32,400	1,092
Bristol-Myers Squibb Co.	25,100	568
Cardinal Health, Inc.	15,100	893
Cigna Corp.	23,700	1,057
Eli Lilly & Co.	12,000	600
Endo Pharmaceuticals Holdings, Inc. (Æ)	8,600	226
Humana, Inc. (Æ)	15,900	1,086
Intuitive Surgical, Inc. (Æ)	700	197
Invitrogen Corp. (Æ)(Ñ)	9,400	794
Johnson & Johnson	63,530	3,936
Kinetic Concepts, Inc. (Æ)(Ñ)	18,500	951
McKesson Corp.	20,200	1,187
Medtronic, Inc.	21,500	1,061
Merck & Co., Inc.	35,200	1,559
Pfizer, Inc.	156,255	3,481
Thermo Fisher Scientific, Inc. (Æ)	21,500	1,203
UnitedHealth Group, Inc.	24,200	1,125
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	12,500	348
WellPoint, Inc. (Æ)	17,100	1,198
Wyeth	5,100	223
		23,783
Industrials - 11.3%
3M Co.	200	16
AGCO Corp. (Æ)	3,600	234
Armstrong World Industries, Inc. (Æ)(Ñ)	5,300	191
Boeing Co.	24,400	2,020
CSX Corp. (Ñ)	3,400	165

	Principal Amount ($) or Shares	Market Value $
Deere & Co.	2,000	170
Delta Air Lines, Inc. (Æ)(Ñ)	20,700	276
Foster Wheeler, Ltd. (Æ)	4,400	288
General Dynamics Corp.	11,200	917
General Electric Co.	186,400	6,177
Hertz Global Holdings, Inc. (Æ)(Ñ)	17,100	204
Lennox International, Inc.	13,000	489
Lockheed Martin Corp.	14,000	1,445
Manitowoc Co., Inc. (The)	26,300	1,071
McDermott International, Inc. (Æ)	9,500	496
Norfolk Southern Corp.	21,000	1,111
Northrop Grumman Corp.	1,000	79
PACCAR, Inc.	12,100	525
Parker Hannifin Corp.	1,900	123
RR Donnelley & Sons Co.	31,100	990
Ryder System, Inc.	12,500	720
Teleflex, Inc.	200	11
Toro Co. (Ñ)	7,100	342
Tyco International, Ltd.	32,050	1,284
UAL Corp. (Ñ)	18,100	548
United Parcel Service, Inc. Class B	16,600	1,166
United Technologies Corp.	3,700	261
UTi Worldwide, Inc.	1,300	22
Waste Management, Inc.	36,100	1,185
		22,526
Information Technology - 16.8%
Accenture, Ltd. Class A	26,500	934
Apple, Inc. (Æ)	20,600	2,575
Applied Materials, Inc.	60,700	1,164
Automatic Data Processing, Inc.	11,900	475
Avnet, Inc. (Æ)	25,900	873
AVX Corp.	45,100	566
BMC Software, Inc. (Æ)	12,200	394
Cadence Design Systems, Inc. (Æ)	35,200	374
Cisco Systems, Inc. (Æ)	102,300	2,493
Corning, Inc.	26,800	623
Dell, Inc. (Æ)	63,700	1,264
Electronic Data Systems Corp.	16,900	293
Google, Inc. Class A (Æ)	5,400	2,544
Hewlett-Packard Co.	25,163	1,202
Intel Corp.	144,000	2,873
International Business Machines Corp.	32,000	3,644
Microsoft Corp.	168,200	4,578
Oracle Corp. (Æ)	46,900	882
QUALCOMM, Inc.	6,100	258
Seagate Technology	36,500	787
Symantec Corp. (Æ)	66,244	1,116
Texas Instruments, Inc.	10,700	321
Tyco Electronics, Ltd.	30,350	998

Disciplined Equity Fund
6

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Western Digital Corp. (Æ)(Ñ)	7,900	244
Western Union Co. (The)	54,400	1,132
Xerox Corp.	30,400	447
Yahoo!, Inc. (Æ)	19,200	533
		33,587
Materials - 4.5%
AK Steel Holding Corp.	2,400	126
Carpenter Technology Corp.	14,500	911
Celanese Corp. Class A	22,100	860
Cleveland-Cliffs, Inc. (Ñ)	6,300	753
Dow Chemical Co. (The)	38,000	1,432
EI Du Pont de Nemours & Co. (Ñ)	20,100	933
Freeport-McMoRan Copper & Gold, Inc. Class B	15,649	1,578
Hercules, Inc.	28,500	522
Lubrizol Corp.	10,000	583
Monsanto Co.	1,600	185
Owens-Illinois, Inc. (Æ)	1,300	74
Packaging Corp. of America (Ñ)	100	2
PPG Industries, Inc. (Ñ)	10,300	639
RPM International, Inc.	4,100	86
Southern Copper Corp. (Ñ)	2,000	228
		8,912
Telecommunication Services - 3.6%
AT&T, Inc.	127,388	4,437
CenturyTel, Inc.	4,400	159
Embarq Corp.	22,613	948
Sprint Nextel Corp.	61,666	438
Verizon Communications, Inc.	28,300	1,028
Windstream Corp. (Ñ)	7,100	84
		7,094
Utilities - 3.2%
Centerpoint Energy, Inc. (Ñ)	59,500	873
Dominion Resources, Inc.	24,100	963
Duke Energy Corp. (Ñ)	71,500	1,254
Exelon Corp.	18,000	1,347
Mirant Corp. (Æ)(Ñ)	900	33
NRG Energy, Inc. (Æ)(Ñ)	22,500	929
SCANA Corp. (Ñ)	6,200	235
Sierra Pacific Resources	46,900	605
Southern Co.	3,000	104
		6,343
Total Common Stocks (cost $184,056)		197,384

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.9%
AIM Short-Term Investment Prime Portfolio	6	—
Federated Investors Prime Cash Obligations Fund	1,663,475	1,664
United States Treasury Bills (ç)(ÿ)(§) 2.891% due 03/06/08	150	150
3.032% due 03/06/08	33	33
Total Short-Term Investments (cost $1,847)		1,847
Other Securities - 11.3%
State Street Navigator Securities Prime Lending Portfolio (W)	22,533,070	22,533
Total Other Securities (cost $22,533)		22,533
Total Investments - 111.1% (identified cost $208,436)		221,764
Other Assets and Liabilities, Net - (11.1%)		(22,166)
Net Assets - 100.0%		199,598

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
7

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount USD	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 03/08 (4)	1,331	(22)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(22)

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	8.6
Consumer Staples	10.4
Energy	12.9
Financials	15.7
Health Care	11.9
Industrials	11.3
Information Technology	16.8
Materials	4.5
Telecommunication Services	3.6
Utilities	3.2
Short-Term Investments	0.9
Other Securities	11.3
Total Investments	111.1
Other Assets and Liabilities, Net	(11.1)
	100.0
Futures Contracts	(—	)*

* Less that .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund
8

SSgA
Small Cap Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$789.60	$1,018.60
Expenses Paid During Period *	$5.61	$6.32

* Expenses are equal to the Fund's expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$788.20	$1,017.16
Expenses Paid During Period *	$6.89	$7.77

* Expenses are equal to the Fund's expense ratio of 1.55% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the fund's distributor. Without the waiver and/or reimbursement, expenses would have been higher.

Small Cap Fund
9

This page has been intentionally left blank.

SSgA
Small Cap Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.0%
Consumer Discretionary - 13.3%
1-800-FLOWERS.COM, Inc. Class A (Æ)	45,128	363
Aftermarket Technology Corp. (Æ)	19,359	363
American Axle & Manufacturing Holdings, Inc. (Ñ)	6,046	119
Bally Technologies, Inc. (Æ)(Ñ)	25,955	984
Big Lots, Inc. (Æ)(Ñ)	48,470	817
Blyth, Inc. (Ñ)	36,424	722
Bob Evans Farms, Inc. (Ñ)	7,949	230
Capella Education Co. (Æ)(Ñ)	1,744	92
Crown Media Holdings, Inc. Class A (Æ)(Ñ)	11,596	64
Fossil, Inc. (Æ)(Ñ)	24,166	778
Hanesbrands, Inc. (Æ)(Ñ)	11,949	348
ITT Educational Services, Inc. (Æ)(Ñ)	9,094	502
Jackson Hewitt Tax Service, Inc. (Ñ)	15,785	330
Jakks Pacific, Inc. (Æ)(Ñ)	33,048	924
Lear Corp. (Æ)	17,949	495
Polaris Industries, Inc. (Ñ)	5,707	218
Pulte Homes, Inc. (Ñ)	21,920	297
Rent-A-Center, Inc. Class A (Æ)(Ñ)	12,153	208
Sally Beauty Holdings, Inc. (Æ)(Ñ)	93,839	718
Tupperware Brands Corp. (Ñ)	26,618	971
Warnaco Group, Inc. (The) (Æ)(Ñ)	6,474	243
		9,786
Consumer Staples - 3.2%
Andersons, Inc. (The) (Ñ)	7,126	330
Casey's General Stores, Inc. (Ñ)	26,925	674
Fresh Del Monte Produce, Inc. (Æ)	16,842	559
Ralcorp Holdings, Inc. (Æ)(Ñ)	5,549	308
Universal Corp. (Ñ)	8,180	466
		2,337
Energy - 4.9%
Delek US Holdings, Inc. (Ñ)	8,753	138
NATCO Group, Inc. Class A (Æ)(Ñ)	15,604	744
Stone Energy Corp. (Æ)	21,264	1,079
Swift Energy Co. (Æ)(Ñ)	14,995	716
Trico Marine Services, Inc. (Æ)(Ñ)	9,496	375
W&T Offshore, Inc.	16,000	568
		3,620
Financials - 15.5%
Amtrust Financial Services, Inc. (Ñ)	46,820	782
Anthracite Capital, Inc. (ö)(Ñ)	60,700	388
Anworth Mortgage Asset Corp. (ö)	41,761	396
Aspen Insurance Holdings, Ltd. (Ñ)	36,410	1,054
Asta Funding, Inc. (Ñ)	23,876	386
Cash America International, Inc. (Ñ)	15,224	493

	Principal Amount ($) or Shares	Market Value $
CNA Surety Corp. (Æ)(Ñ)	1,881	27
Community Bank System, Inc. (Ñ)	23,176	512
Dime Community Bancshares	25,334	386
Ezcorp, Inc. Class A (Æ)(Ñ)	79,819	936
FBL Financial Group, Inc. Class A (Ñ)	8,121	239
Financial Federal Corp. (Ñ)	27,548	594
First Citizens BancShares, Inc. Class A	1,200	171
First Financial Bankshares, Inc. (Ñ)	9,217	349
GAMCO Investors, Inc. Class A	1,022	57
GFI Group, Inc. (Æ)	1,363	104
Gramercy Capital Corp. (ö)(Ñ)	19,100	390
Greenhill & Co., Inc. (Ñ)	1,249	81
Horace Mann Educators Corp. (Ñ)	10,697	186
Interactive Brokers Group, Inc. Class A (Æ)(Ñ)	15,559	483
International Bancshares Corp. (Ñ)	11,740	254
Max Capital Group, Ltd. (Ñ)	19,002	527
MFA Mortgage Investments, Inc. (ö)	6,000	57
National Penn Bancshares, Inc. (Ñ)	19,211	308
optionsXpress Holdings, Inc. (Ñ)	3,067	71
Oriental Financial Group	14,500	302
Platinum Underwriters Holdings, Ltd. (Ñ)	24,364	841
Provident New York Bancorp	5,680	74
Sunstone Hotel Investors, Inc. (ö)(Ñ)	32,643	511
Washington Federal, Inc. (Ñ)	21,083	479
		11,438
Health Care - 15.7%
Alliance Imaging, Inc. (Æ)	9,884	97
AMERIGROUP Corp. Class A (Æ)(Ñ)	24,021	865
Apria Healthcare Group, Inc. (Æ)(Ñ)	21,741	472
BioMarin Pharmaceutical, Inc. (Æ)	9,316	354
Centene Corp. (Æ)	34,484	618
Chemed Corp. (Ñ)	11,114	530
Conmed Corp. (Æ)(Ñ)	27,553	743
Dionex Corp. (Æ)(Ñ)	1,931	143
Healthspring, Inc. (Æ)(Ñ)	33,234	583
Invacare Corp. (Ñ)	28,298	706
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	47,206	680
Kendle International, Inc. (Æ)	23,000	1,031
Martek Biosciences Corp. (Æ)(Ñ)	16,031	459
Molina Healthcare, Inc. (Æ)(Ñ)	20,851	660
Myriad Genetics, Inc. (Æ)(Ñ)	3,372	125
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	4,203	151
PharmaNet Development Group, Inc. (Æ)	10,793	311
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	17,814	404
Sciele Pharma, Inc. (Æ)	22,230	460
SurModics, Inc. (Æ)(Ñ)	11,258	497
Symmetry Medical, Inc. (Æ)	34,174	608
United Therapeutics Corp. (Æ)	6,173	520
Varian, Inc. (Æ)	10,373	562
		11,579

Small Cap Fund
11

SSgA
Small Cap Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 15.4%
Administaff, Inc. (Ñ)	10,063	248
Allegiant Travel Co. (Æ)	6,800	185
Belden, Inc. (Ñ)	14,305	562
Columbus McKinnon Corp. (Æ)(Ñ)	8,935	256
Curtiss-Wright Corp. (Ñ)	9,964	419
Deluxe Corp. (Ñ)	13,853	289
Drew Industries, Inc. (Æ)(Ñ)	31,357	845
DRS Technologies, Inc. (Ñ)	7,441	417
DynCorp International, Inc. Class A (Æ)(Ñ)	20,372	339
EMCOR Group, Inc. (Æ)	15,810	381
EnPro Industries, Inc. (Æ)(Ñ)	14,573	430
GeoEye, Inc. (Æ)(Ñ)	28,436	859
GrafTech International, Ltd. (Æ)(Ñ)	53,498	857
Heidrick & Struggles International, Inc. (Ñ)	19,087	653
Interline Brands, Inc. (Æ)(Ñ)	18,097	322
Perini Corp. (Æ)(Ñ)	17,934	672
Rush Enterprises, Inc. Class A (Æ)(Ñ)	27,174	403
School Specialty, Inc. (Æ)(Ñ)	3,200	98
Teledyne Technologies, Inc. (Æ)	15,671	696
Toro Co. (Ñ)	16,500	795
TransDigm Group, Inc. (Æ)	1,590	62
United Rentals, Inc. (Æ)(Ñ)	32,133	646
United Stationers, Inc. (Æ)(Ñ)	17,973	887
		11,321
Information Technology - 20.7%
Advanced Energy Industries, Inc. (Æ)(Ñ)	45,097	578
Arris Group, Inc. (Æ)(Ñ)	94,312	542
Aspen Technology, Inc. (Æ)	56,319	631
Blue Coat Systems, Inc. (Æ)(Ñ)	16,744	393
CACI International, Inc. Class A (Æ)(Ñ)	19,087	833
Emulex Corp. (Æ)(Ñ)	53,997	803
Hutchinson Technology, Inc. (Æ)(Ñ)	17,003	286
Informatica Corp. (Æ)(Ñ)	19,567	342
InterDigital, Inc. (Æ)(Ñ)	39,442	686
Ixia (Æ)(Ñ)	51,203	385
j2 Global Communications, Inc. (Æ)(Ñ)	22,134	476
JDA Software Group, Inc. (Æ)(Ñ)	51,849	885
Mantech International Corp. Class A (Æ)	18,642	822
MasTec, Inc. (Æ)(Ñ)	43,883	382
Methode Electronics, Inc.	39,461	420
MKS Instruments, Inc. (Æ)(Ñ)	22,907	460
Net 1 UEPS Technologies, Inc. (Æ)	28,402	827
Novatel Wireless, Inc. (Æ)(Ñ)	47,494	503
Plantronics, Inc. (Ñ)	34,580	652

	Principal Amount ($) or Shares	Market Value $
Progress Software Corp. (Æ)	32,900	939
Secure Computing Corp. (Æ)(Ñ)	66,665	541
SonicWALL, Inc. (Æ)(Ñ)	44,987	375
SPSS, Inc. (Æ)(Ñ)	22,362	850
SRA International, Inc. Class A (Æ)(Ñ)	3,700	89
Sybase, Inc. (Æ)(Ñ)	12,948	345
Taleo Corp. Class A (Æ)(Ñ)	21,710	414
Viasat, Inc. (Æ)	14,878	312
Zoran Corp. (Æ)(Ñ)	37,821	519
		15,290
Materials - 6.5%
CF Industries Holdings, Inc. (Ñ)	8,524	1,041
Greif, Inc. Class A (Ñ)	7,746	506
HB Fuller Co. (Ñ)	2,100	48
Hecla Mining Co. (Æ)(Ñ)	43,343	498
OM Group, Inc. (Æ)(Ñ)	9,202	557
Quanex Corp. (Ñ)	11,546	594
Rock-Tenn Co. Class A	8,603	231
Spartech Corp. (Ñ)	7,571	107
Terra Industries, Inc. (Æ)	17,267	781
Worthington Industries, Inc. (Ñ)	25,977	457
		4,820
Telecommunication Services - 2.8%
Centennial Communications Corp. (Æ)(Ñ)	102,952	543
Cincinnati Bell, Inc. (Æ)(Ñ)	153,707	596
NTELOS Holdings Corp.	29,192	623
Syniverse Holdings, Inc. (Æ)(Ñ)	17,374	294
		2,056
Utilities - 2.0%
Black Hills Corp. (Ñ)	3,800	136
El Paso Electric Co. (Æ)(Ñ)	30,106	616
Idacorp, Inc.	22,153	660
Laclede Group, Inc. (The) (Ñ)	2,674	91
		1,503
Total Common Stocks (cost $80,073)		73,750
Short-Term Investments - 0.2% Federated Investors Prime Cash Obligations Fund	116,725	117
Total Short-Term Investments (cost $117)		117

Small Cap Fund
12

SSgA
Small Cap Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 26.3%
State Street Navigator Securities Prime Lending Portfolio (W)	19,407,311	19,407
Total Other Securities (cost $19,407)		19,407
Total Investments - 126.5% (identified cost $99,597)		93,274
Other Assets and Liabilities, Net - (26.5%)		(19,558)
Net Assets - 100.0%		73,716

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	13.3
Consumer Staples	3.2
Energy	4.9
Financials	15.5
Health Care	15.7
Industrials	15.4
Information Technology	20.7
Materials	6.5
Telecommunication Services	2.8
Utilities	2.0
Short-Term Investments	0.2
Other Securities	26.3
Total Investments	126.5
Other Assets and Liabilities, Net	(26.5)
100.0

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund
13

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SSgA
Core Opportunities Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$912.60	$1,019.39
Expenses Paid During Period *	$5.23	$5.52

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$910.40	$1,022.53
Expenses Paid During Period *	$2.23	$2.36

* Expenses are equal to the Fund's expense ratio of 0.47% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Core Opportunities Fund
15

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SSgA
Core Opportunities Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Consumer Discretionary - 8.2%
Abercrombie & Fitch Co. Class A	10,300	798
Coach, Inc. (Æ)	23,279	706
Home Depot, Inc.	31,300	831
International Game Technology (Ñ)	25,173	1,137
Newell Rubbermaid, Inc. (Ñ)	40,123	911
Target Corp.	11,900	626
		5,009
Consumer Staples - 11.5%
Colgate-Palmolive Co.	7,876	599
CVS Caremark Corp.	33,712	1,361
Loews Corp. - Carolina Group (Ñ)	15,394	1,159
Procter & Gamble Co.	21,417	1,418
Walgreen Co.	32,710	1,194
WM Wrigley Jr Co. (Ñ)	20,997	1,257
		6,988
Energy - 11.1%
Exxon Mobil Corp.	25,646	2,231
Halliburton Co. (Ñ)	29,224	1,119
Marathon Oil Corp.	24,000	1,276
Occidental Petroleum Corp.	12,609	976
Schlumberger, Ltd.	13,241	1,145
		6,747
Financials - 16.6%
Aflac, Inc.	11,900	743
Bank of America Corp.	38,347	1,524
Bank of New York Mellon Corp. (The)	22,379	982
Citigroup, Inc.	71,993	1,707
Discover Financial Services (Ñ)	11,161	168
Goldman Sachs Group, Inc. (The)	6,588	1,118
JPMorgan Chase & Co.	40,771	1,657
Morgan Stanley (Ñ)	20,206	851
Wells Fargo & Co. (Ñ)	47,110	1,377
		10,127
Health Care - 14.3%
Baxter International, Inc.	18,463	1,090
Covidien, Ltd.	24,800	1,061
Medtronic, Inc.	21,144	1,044
Pfizer, Inc.	84,881	1,891
Psychiatric Solutions, Inc. (Æ)(Ñ)	23,900	676
Schering-Plough Corp.	66,276	1,438
UnitedHealth Group, Inc.	32,773	1,523
		8,723
Industrials - 10.9%
Ametek, Inc.	20,400	869
Danaher Corp. (Ñ)	15,765	1,169

	Principal Amount ($) or Shares	Market Value $
General Electric Co.	57,043	1,890
Joy Global, Inc. (Ñ)	18,200	1,208
United Technologies Corp.	21,935	1,547
		6,683
Information Technology - 16.9%
Apple, Inc. (Æ)	7,889	987
Broadcom Corp. Class A (Æ)(Ñ)	31,431	595
Cisco Systems, Inc. (Æ)	73,130	1,782
Corning, Inc. (Ñ)	58,035	1,348
Google, Inc. Class A (Æ)	1,900	895
International Business Machines Corp.	7,318	833
Microsoft Corp.	50,854	1,384
SanDisk Corp. (Æ)	27,443	646
Texas Instruments, Inc. (Ñ)	20,090	602
Yahoo!, Inc. (Æ)	45,572	1,266
		10,338
Materials - 5.0%
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	12,900	1,301
Monsanto Co.	8,661	1,002
PPG Industries, Inc. (Ñ)	11,800	731
		3,034
Telecommunication Services - 2.0%
American Tower Corp. Class A (Æ)	31,114	1,196
Utilities - 2.9%
Edison International	16,400	810
Exelon Corp.	13,000	973
		1,783
Total Common Stocks (cost $55,434)		60,628
Short-Term Investments - 0.8%
SSgA Prime Money Market Fund	503,948	504
Total Short-Term Investments (cost $504)		504
Other Securities - 21.5%
State Street Navigator Securities Prime Lending Portfolio (W)	13,097,945	13,098
Total Other Securities (cost $13,098)		13,098
Total Investments - 121.7% (identified cost $69,036)		74,230
Other Assets and Liabilities, Net - (21.7%)		(13,241)
Net Assets - 100.0%		60,989

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund
17

SSgA
Core Opportunities Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	8.2
Consumer Staples	11.5
Energy	11.1
Financials	16.6
Health Care	14.3
Industrials	10.9
Information Technology	16.9
Materials	5.0
Telecommunication Services	2.0
Utilities	2.9
Short-Term Investments	0.8
Other Securities	21.5
Total Investments	121.7
Other Assets and Liabilities, Net	(21.7)
100.0

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund
18

SSgA
Tuckerman Active REIT Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$872.10	$1,019.89
Expenses Paid During Period *	$4.65	$5.02

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund
19

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SSgA
Tuckerman Active REIT Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Apartments - 13.5%
AvalonBay Communities, Inc. (ö)	44,446	4,108
Equity Residential (ö)	157,876	6,028
Essex Property Trust, Inc. (ö)(Ñ)	29,780	3,128
		13,264
Diversified - 8.5%
Digital Realty Trust, Inc. (ö)(Ñ)	55,166	1,981
Vornado Realty Trust (ö)	76,272	6,373
		8,354
Health Care - 8.2%
HCP, Inc. (ö)(Ñ)	118,088	3,446
Ventas, Inc. (ö)	109,643	4,585
		8,031
Hotels/Leisure - 7.1%
Host Hotels & Resorts, Inc. (ö)	251,775	4,076
LaSalle Hotel Properties (ö)(Ñ)	57,975	1,676
Starwood Hotels & Resorts Worldwide, Inc.	26,983	1,277
		7,029
Industrial - 12.6%
AMB Property Corp. (ö)	79,070	3,968
Prologis (ö)	155,360	8,371
		12,339
Office - 17.4%
Boston Properties, Inc. (ö)	75,730	6,526
Brookfield Properties Corp. (Ñ)	96,918	1,807
Corporate Office Properties Trust (ö)	67,085	2,055
Douglas Emmett, Inc. New (ö)	126,953	2,690
SL Green Realty Corp. (ö)	44,049	4,030
		17,108
Regional Malls - 17.3%
General Growth Properties, Inc. (ö)(Ñ)	136,381	4,815
Simon Property Group, Inc. (ö)	118,103	9,897
Taubman Centers, Inc. (ö)	46,129	2,249
		16,961
Storage - 5.0%
Public Storage (ö)	60,099	4,890

	Principal Amount ($) or Shares	Market Value $
Shopping Centers - 9.7%
Acadia Realty Trust (ö)	87,751	2,010
Federal Realty Invs Trust (ö)(Ñ)	42,427	3,041
Kimco Realty Corp. (ö)	131,287	4,434
		9,485
Total Common Stocks (cost $57,998)		97,461
Short-Term Investments - 1.2%
AIM Short Term Investment Prime Portfolio	2,128	2
Federated Investors Prime Cash Obligations Fund	1,209,791	1,210
Total Short-Term Investments (cost $1,212)		1,212
Other Securities - 18.5%
State Street Navigator Securities Prime Lending Portfolio (W)	18,157,059	18,157
Total Other Securities (cost $18,157)		18,157
Total Investments - 119.0% (identified cost $77,367)		116,830
Other Assets and Liabilities, Net - (19.0%)		(18,628)
Net Assets - 100.0%		98,202

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund
21

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — February 29, 2009 (Unaudited)

Categories	% of Net Assets
Apartments	13.5
Diversified	8.5
Health Care	8.2
Hotels/Leisure	7.1
Industrial	12.6
Office	17.4
Regional Malls	17.3
Storage	5.0
Shopping Centers	9.7
Short-Term Investments	1.2
Other Securities	18.5
Total Investments	119.0
Other Assets and Liabilities, Net	(19.0)
100.0

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund
22

SSgA
Aggressive Equity Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$840.60	$1,019.39
Expenses Paid During Period *	$5.03	$5.52

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$840.00	$1,020.14
Expenses Paid During Period *	$4.35	$4.77

* Expenses are equal to the Fund's expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

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Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Consumer Discretionary - 15.7%
Apollo Group, Inc. Class A (Æ)	800	49
Autozone, Inc. (Æ)	2,916	336
Bally Technologies, Inc. (Æ)(Ñ)	2,100	80
Fossil, Inc. (Æ)(Ñ)	6,840	220
GameStop Corp. Class A (Æ)(Ñ)	800	34
ITT Educational Services, Inc. (Æ)(Ñ)	2,647	146
Jackson Hewitt Tax Service, Inc. (Ñ)	3,272	68
McDonald's Corp.	6,389	346
Viacom, Inc. Class B (Æ)	5,715	227
		1,506
Consumer Staples - 4.4%
Altria Group, Inc.	300	22
Coca-Cola Enterprises, Inc. (Ñ)	6,300	154
Darling International, Inc. (Æ)(Ñ)	1,882	26
Pepsi Bottling Group, Inc. (Ñ)	6,563	223
		425
Energy - 15.1%
Chevron Corp.	4,521	392
ConocoPhillips	5,306	439
Delek US Holdings, Inc. (Ñ)	4,193	66
Exxon Mobil Corp.	5,738	499
W&T Offshore, Inc.	1,500	53
		1,449
Financials - 14.2%
American Express Co.	1,476	62
AON Corp.	2,848	119
Aspen Insurance Holdings, Ltd.	7,000	203
Axis Capital Holdings, Ltd. (Ñ)	7,487	276
Bank of New York Mellon Corp. (The)	6,369	279
GFI Group, Inc. (Æ)(Ñ)	1,050	80
JPMorgan Chase & Co.	7,249	295
MetLife, Inc. (Ñ)	822	48
		1,362
Health Care - 13.0%
Aetna, Inc.	1,589	79
AMERIGROUP Corp. Class A (Æ)	1,700	61
Centene Corp. (Æ)	2,700	48
Humana, Inc. (Æ)	4,363	298
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	2,855	103
Pfizer, Inc.	5,463	122
United Therapeutics Corp. (Æ)	2,549	214
UnitedHealth Group, Inc.	1,161	54
Warner Chilcott, Ltd. (Æ)(Ñ)	16,276	275
		1,254

	Principal Amount ($) or Shares	Market Value $
Industrials - 13.0%
Deluxe Corp. (Ñ)	1,297	27
GeoEye, Inc. (Æ)	1,600	48
L-3 Communications Holdings, Inc. (Ñ)	1,600	170
Landstar System, Inc. (Ñ)	45	2
Lockheed Martin Corp. (Ñ)	3,314	342
Perini Corp. (Æ)(Ñ)	5,911	222
Roper Industries, Inc. (Ñ)	4,494	253
Shaw Group, Inc. (The) (Æ)(Ñ)	800	52
Tyco International, Ltd.	1,200	48
UAL Corp. (Ñ)	2,975	90
		1,254
Information Technology - 17.6%
Apple, Inc. (Æ)	850	106
eBay, Inc. (Æ)(Ñ)	1,600	42
Hewitt Associates, Inc. Class A (Æ)	2,240	88
International Business Machines Corp. (Ñ)	3,476	396
Ixia (Æ)(Ñ)	27,564	207
Microsoft Corp.	200	6
Novellus Systems, Inc. (Æ)(Ñ)	6,132	135
Oracle Corp. (Æ)	7,763	146
Seagate Technology (Ñ)	13,335	288
Western Digital Corp. (Æ)(Ñ)	8,900	275
		1,689
Materials - 2.8%
Lubrizol Corp.	1,160	68
Terra Industries, Inc. (Æ)(Ñ)	4,544	205
		273
Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	100	5
US Cellular Corp. (Æ)	793	50
		55
Utilities - 3.3%
Dominion Resources, Inc. (Ñ)	8,034	321
Total Common Stocks (cost $9,736)		9,588
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	147	—	±
Total Short-Term Investments (cost $0)		—

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Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 25.2%
State Street Navigator Securities Prime Lending Portfolio (W)	2,420,279	2,420
Total Other Securities (cost $2,420)		2,420
Total Investments - 124.9% (identified cost $12,156)		12,008
Other Assets and Liabilities, Net - (24.9%)		(2,398)
Net Assets - 100.0%		9,610

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	15.7
Consumer Staples	4.4
Energy	15.1
Financials	14.2
Health Care	13.0
Industrials	13.0
Information Technology	17.6
Materials	2.8
Telecommunication Services	0.6
Utilities	3.3
Short-Term Investments	—	*
Other Securities	25.2
Total Investments	124.9
Other Assets and Liabilities, Net	(24.9)
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

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IAM SHARES Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$901.60	$1,022.63
Expenses Paid During Period *	$2.13	$2.26

* Expenses are equal to the Fund's expense ratio of .45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.2%
Consumer Discretionary - 9.7%
99 Cents Only Stores (Æ)(Ñ)	5,700	53
Amazon.Com, Inc. (Æ)	4,500	290
AutoNation, Inc. (Æ)(Ñ)	7,400	108
Bed Bath & Beyond, Inc. (Æ)	3,900	111
Best Buy Co., Inc.	5,225	225
Black & Decker Corp.	5,400	371
Brunswick Corp. (Ñ)	4,700	77
Carnival Corp. (Ñ)	4,300	169
CBS Corp. Class B	13,001	297
Citadel Broadcasting Corp. (Ñ)	4,085	4
Coach, Inc. (Æ)	16,976	515
Comcast Corp. Class A	63,466	1,240
Denny's Corp. (Æ)	20,300	63
DIRECTV Group, Inc. (The) (Æ)	24,011	602
DR Horton, Inc. (Ñ)	5,100	72
Ethan Allen Interiors, Inc. (Ñ)	8,566	233
Family Dollar Stores, Inc. (Ñ)	2,500	48
Ford Motor Co. (Æ)(Ñ)	43,221	282
Gap, Inc. (The)	7,300	147
General Motors Corp. (Ñ)	9,900	230
Genuine Parts Co.	2,900	120
Goodyear Tire & Rubber Co. (The) (Æ)	4,000	108
Hanesbrands, Inc. (Æ)(Ñ)	1,900	55
Harley-Davidson, Inc. (Ñ)	11,100	413
Home Depot, Inc.	27,700	735
Jakks Pacific, Inc. (Æ)	100	3
JC Penney Co., Inc.	3,900	180
Johnson Controls, Inc.	24,000	789
Kohl's Corp. (Æ)	5,700	253
Koninklijke Philips Electronics NV	6,389	249
Leggett & Platt, Inc. (Ñ)	7,700	129
Liberty Global, Inc. Class A (Æ)(Ñ)	6,800	256
Liberty Media Corp. - Capital Series A (Æ)	1,201	139
Liberty Media Corp. - Interactive (Æ)(Ñ)	7,298	105
Lowe's Cos., Inc.	20,000	479
Macy's, Inc.	9,268	229
Marriott International, Inc. Class A	14,600	498
Matthews International Corp. Class A (Ñ)	3,500	157
McClatchy Co. Class A (Ñ)	3,070	29
McDonald's Corp.	20,130	1,089
Meredith Corp. (Ñ)	6,300	273
New York Times Co. (The) (Ñ)	17,100	319
Newell Rubbermaid, Inc.	14,600	331
News Corp. Class A	27,100	499
Nordstrom, Inc. (Ñ)	3,600	133
Office Depot, Inc. (Æ)	4,800	55
Omnicom Group, Inc.	3,200	143
Phillips-Van Heusen Corp.	5,200	190
Sears Holdings Corp. (Æ)(Ñ)	4,839	463

	Principal Amount ($) or Shares	Market Value $
Sherwin-Williams Co. (The) (Ñ)	5,700	295
Sonic Automotive, Inc. Class A (Ñ)	4,700	84
Staples, Inc.	8,400	187
Starbucks Corp. (Æ)(Ñ)	8,800	158
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	204
Sun-Times Media Group, Inc. Class A (Æ)(Ñ)	6,700	6
Target Corp.	14,600	768
Tiffany & Co. (Ñ)	10,500	395
Time Warner, Inc.	69,850	1,090
Viacom, Inc. Class B (Æ)	12,101	481
WABCO Holdings, Inc. (Ñ)	866	36
Walt Disney Co. (The)	53,200	1,724
Washington Post Co. (The) Class B	521	377
Whirlpool Corp. (Ñ)	4,900	413
Wyndham Worldwide Corp. (Ñ)	3,360	75
Yum! Brands, Inc.	5,200	179
		20,030
Consumer Staples - 10.2%
Altria Group, Inc.	41,385	3,027
Anheuser-Busch Cos., Inc.	26,491	1,248
Archer-Daniels-Midland Co.	18,198	821
Arden Group, Inc. Class A	700	93
Campbell Soup Co.	10,190	329
Coca-Cola Co. (The)	37,575	2,197
ConAgra Foods, Inc.	21,300	471
Costco Wholesale Corp.	6,100	378
CVS Caremark Corp.	19,119	772
Dean Foods Co. (Ñ)	6,600	142
Energizer Holdings, Inc. (Æ)	300	28
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	81
Imperial Sugar Co. (Ñ)	700	14
JM Smucker Co. (The)	2,200	113
Kellogg Co. (Ñ)	7,435	377
Kimberly-Clark Corp.	13,688	892
Kraft Foods, Inc. Class A	34,109	1,063
Kroger Co. (The)	24,800	601
PepsiCo, Inc.	30,123	2,095
Procter & Gamble Co.	59,115	3,912
Rite Aid Corp. (Æ)(Ñ)	25,600	68
Safeway, Inc.	18,600	535
Sara Lee Corp.	36,430	460
Spectrum Brands, Inc. (Æ)(Ñ)	5,700	21
Supervalu, Inc.	8,500	223
Sysco Corp.	19,900	558
Walgreen Co.	16,300	595
		21,114
Energy - 13.0%
Anadarko Petroleum Corp.	7,000	446
Apache Corp.	5,400	619

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Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Baker Hughes, Inc.	6,200	417
BP PLC - ADR	3,568	231
Chevron Corp.	47,329	4,102
ConocoPhillips	28,377	2,347
Devon Energy Corp.	7,700	791
El Paso Corp.	10,300	168
EOG Resources, Inc.	3,200	381
Exxon Mobil Corp.	110,168	9,586
Halliburton Co.	14,660	561
Hess Corp.	6,100	568
Marathon Oil Corp.	8,200	436
Occidental Petroleum Corp.	8,000	619
Schlumberger, Ltd.	31,782	2,748
Spectra Energy Corp.	9,498	219
Transocean, Inc. (Æ)	9,069	1,274
Valero Energy Corp.	8,200	474
Williams Cos., Inc.	8,400	303
XTO Energy, Inc.	7,625	471
		26,761
Financials - 14.6%
ACE, Ltd.	3,200	180
Aegon NV	32,703	486
Aflac, Inc.	7,900	493
Allstate Corp. (The)	8,800	420
American Express Co.	21,200	897
American Financial Group, Inc.	19,521	505
American International Group, Inc.	34,074	1,597
Ameriprise Financial, Inc.	3,340	169
AON Corp.	5,900	245
Bank of America Corp.	77,134	3,065
Bank of New York Mellon Corp. (The)	18,598	816
BB&T Corp.	7,900	246
Bear Stearns Cos., Inc. (The)	1,600	128
Capital One Financial Corp. (Ñ)	8,061	371
Charles Schwab Corp. (The)	13,300	261
Chubb Corp.	2,800	142
Citigroup, Inc.	106,601	2,527
Countrywide Financial Corp. (Ñ)	8,200	52
Discover Financial Services (Ñ)	6,550	99
E*Trade Financial Corp. (Æ)(Ñ)	7,100	30
Federal National Mortgage Association	12,200	337
Fifth Third Bancorp (Ñ)	6,200	142
Forestar Real Estate Group, Inc. (Æ)	2,866	70
Franklin Resources, Inc.	1,700	160
Freddie Mac	7,900	199
Goldman Sachs Group, Inc. (The)	5,700	967
Guaranty Financial Group, Inc. (Æ)	2,866	37
Hartford Financial Services Group, Inc.	3,200	224
Host Hotels & Resorts, Inc. (ö)	30,354	491
HSBC Holdings PLC - ADR	9,908	746

	Principal Amount ($) or Shares	Market Value $
Janus Capital Group, Inc. (Ñ)	28,787	697
JPMorgan Chase & Co.	58,686	2,386
Keycorp (Ñ)	5,100	112
Lehman Brothers Holdings, Inc. (Ñ)	8,400	428
M&T Bank Corp. (Ñ)	1,300	107
Marsh & McLennan Cos., Inc.	9,000	229
Marshall & Ilsley Corp. (Ñ)	2,900	67
Merrill Lynch & Co., Inc.	14,200	704
MetLife, Inc. (Ñ)	11,600	676
Moody's Corp. (Ñ)	4,000	152
Morgan Stanley	13,100	552
National City Corp. (Ñ)	6,400	101
Northern Trust Corp.	3,100	210
Plum Creek Timber Co., Inc. (ö)(Ñ)	2,400	98
PNC Financial Services Group, Inc.	4,100	252
Potlatch Corp. (ö)(Ñ)	10,700	442
Principal Financial Group, Inc. (Ñ)	2,500	138
Progressive Corp. (The)	9,600	176
Prologis (ö)	3,200	172
Prudential Financial, Inc.	7,600	555
Regions Financial Corp. (Ñ)	10,442	221
Simon Property Group, Inc. (ö)	3,100	260
SLM Corp. (Æ)(Ñ)	6,300	124
Sovereign Bancorp, Inc. (Ñ)	6,245	69
SunTrust Banks, Inc.	3,900	227
Synovus Financial Corp. (Ñ)	4,200	48
Travelers Cos., Inc. (The)	24,883	1,155
US Bancorp	23,912	766
Vornado Realty Trust (ö)	2,000	167
Wachovia Corp.	31,819	974
Washington Mutual, Inc. (Ñ)	11,550	171
Wells Fargo & Co.	56,700	1,657
		30,195
Health Care - 11.2%
Abbott Laboratories	25,400	1,360
Aetna, Inc.	8,000	397
Allergan, Inc.	4,200	249
Allied Healthcare Products (Æ)	700	5
Amgen, Inc. (Æ)	19,872	905
Applera Corp. - Applied Biosystems Group	15,135	510
Applera Corp. - Celera Group (Æ)	6,600	91
Baxter International, Inc.	20,536	1,212
Biogen Idec, Inc. (Æ)	4,800	280
Boston Scientific Corp. (Æ)	15,263	192
Bristol-Myers Squibb Co.	26,000	588
Cardinal Health, Inc.	4,000	237
Cigna Corp.	4,500	201
Coventry Health Care, Inc. (Æ)	2,100	109
Covidien, Ltd.	9,175	393
Edwards Lifesciences Corp. (Æ)	7,733	337

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Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Eli Lilly & Co.	17,200	860
Express Scripts, Inc. Class A (Æ)	4,600	272
Forest Laboratories, Inc. (Æ)	4,400	175
Genzyme Corp. (Æ)	3,800	270
Gilead Sciences, Inc. (Æ)	13,600	644
Humana, Inc. (Æ)	2,200	150
Invitrogen Corp. (Æ)(Ñ)	5,412	457
Johnson & Johnson	37,100	2,299
McKesson Corp.	4,600	270
Medco Health Solutions, Inc. (Æ)	10,124	449
Medtronic, Inc.	18,500	913
Merck & Co., Inc.	48,656	2,155
PerkinElmer, Inc.	11,700	290
Pfizer, Inc.	95,345	2,124
Schering-Plough Corp.	38,300	831
St. Jude Medical, Inc. (Æ)	5,200	224
STERIS Corp.	11,691	288
Stryker Corp.	3,200	208
Thermo Fisher Scientific, Inc. (Æ)	11,200	626
UnitedHealth Group, Inc.	22,100	1,027
WellPoint, Inc. (Æ)	8,500	596
Wyeth	16,300	711
Zimmer Holdings, Inc. (Æ)	3,370	254
		23,159
Industrials - 16.1%
3M Co.	19,600	1,537
Actuant Corp. Class A (Ñ)	7,800	210
Alaska Air Group, Inc. (Æ)	1,900	46
Allied Waste Industries, Inc. (Æ)	10,400	108
Ametek, Inc.	3,900	166
Arkansas Best Corp.	400	11
Avis Budget Group, Inc. (Æ)	1,800	21
Boeing Co.	16,400	1,358
Caterpillar, Inc.	16,921	1,224
Continental Airlines, Inc. Class A (Æ)(Ñ)	3,300	80
Cooper Industries, Ltd. Class A (Ñ)	600	25
CSX Corp.	10,000	485
Cummins, Inc.	1,200	60
Danaher Corp.	12,700	942
Deere & Co.	11,000	937
Dover Corp.	13,200	548
Eaton Corp.	7,800	629
Emerson Electric Co.	29,000	1,478
Energy Conversion Devices, Inc. (Æ)(Ñ)	4,700	125
FedEx Corp.	3,100	273
Foster Wheeler, Ltd. (Æ)	200	13
Gardner Denver, Inc. (Æ)	800	29
General Dynamics Corp.	11,910	975
General Electric Co.	195,921	6,493
Goodrich Corp.	2,200	130

	Principal Amount ($) or Shares	Market Value $
Hexcel Corp. (Æ)(Ñ)	2,600	52
HNI Corp. (Ñ)	900	27
Honeywell International, Inc.	20,362	1,172
Illinois Tool Works, Inc.	19,008	933
Ingersoll-Rand Co., Ltd. Class A	5,300	222
Kansas City Southern (Æ)(Ñ)	8,550	306
Katy Industries, Inc. (Æ)	5,900	11
KBR, Inc.	5,948	198
L-3 Communications Holdings, Inc.	4,800	510
Lockheed Martin Corp.	6,119	631
Manpower, Inc.	6,300	357
Masco Corp. (Ñ)	18,800	351
Metavante Technologies, Inc. (Æ)	966	21
Norfolk Southern Corp.	12,800	677
Northrop Grumman Corp.	10,496	825
PACCAR, Inc.	14,175	615
Parker Hannifin Corp.	3,000	194
Precision Castparts Corp.	2,400	265
Raytheon Co.	11,500	746
Rockwell Automation, Inc. (Ñ)	4,200	230
Rockwell Collins, Inc.	2,200	130
RR Donnelley & Sons Co.	12,300	391
Ryder System, Inc. (Ñ)	7,500	432
Siemens AG - ADR	2,700	345
Southwest Airlines Co. (Ñ)	28,225	346
Tecumseh Products Co. Class A (Æ)(Ñ)	3,800	80
Terex Corp. (Æ)	1,700	115
Textron, Inc.	4,200	227
Toro Co.	2,300	111
Trane, Inc.	2,600	117
Tyco International, Ltd.	9,175	368
UAL Corp. (Ñ)	1,200	36
Union Pacific Corp.	7,200	898
United Parcel Service, Inc. Class B	19,514	1,371
United Technologies Corp.	20,600	1,452
US Airways Group, Inc. (Æ)(Ñ)	2,300	28
Waste Management, Inc.	18,818	618
Watts Water Technologies, Inc. Class A (Ñ)	400	11
YRC Worldwide, Inc. (Æ)(Ñ)	200	3
		33,325
Information Technology - 13.8%
Adobe Systems, Inc. (Æ)	8,200	276
Advanced Micro Devices, Inc. (Æ)	8,100	58
Agilent Technologies, Inc. (Æ)	4,142	127
Amphenol Corp. Class A	15,400	569
Analog Devices, Inc.	6,800	183
Apple, Inc. (Æ)	14,800	1,850
Applied Materials, Inc.	20,600	395
Autodesk, Inc. (Æ)	3,000	93
Automatic Data Processing, Inc.	6,900	276

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Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Axcelis Technologies, Inc. (Æ)	28,200	162
Broadcom Corp. Class A (Æ)	5,850	111
Broadridge Financial Solutions, Inc.	1,725	33
CA, Inc.	4,700	108
Cisco Systems, Inc. (Æ)	79,400	1,935
Computer Sciences Corp. (Æ)(Ñ)	10,845	471
Corning, Inc.	24,400	567
Dell, Inc. (Æ)	38,300	760
Diebold, Inc. (Ñ)	14,500	350
eBay, Inc. (Æ)	19,500	514
Electronic Arts, Inc. Series C (Æ)	5,000	236
Electronic Data Systems Corp.	8,500	147
EMC Corp. (Æ)	30,000	466
Google, Inc. Class A (Æ)	3,000	1,414
Hewlett-Packard Co.	47,132	2,251
Intel Corp.	75,600	1,508
International Business Machines Corp.	20,500	2,334
KLA-Tencor Corp. (Ñ)	2,500	105
Maxim Integrated Products, Inc.	6,400	117
Micron Technology, Inc. (Æ)(Ñ)	13,500	102
Microsoft Corp.	167,000	4,546
Motorola, Inc.	39,700	396
National Semiconductor Corp.	5,600	92
Network Appliance, Inc. (Æ)	4,900	106
Nortel Networks Corp. (Æ)	5,700	49
Oracle Corp. (Æ)	65,749	1,236
Paychex, Inc. (Ñ)	4,300	135
Qualcomm, Inc.	21,200	898
Quantum Corp. (Æ)(Ñ)	38,900	97
Seagate Technology	8,600	186
Sun Microsystems, Inc. (Æ)	11,150	183
Symantec Corp. (Æ)	17,345	292
Texas Instruments, Inc.	27,100	812
Total System Services, Inc. (Ñ)	2,032	45
Tyco Electronics, Ltd.	9,175	302
Western Union Co. (The)	8,736	182
Xerox Corp.	44,500	654
Xilinx, Inc. (Ñ)	7,000	157
Yahoo!, Inc. (Æ)	21,100	586
		28,472
Materials - 2.8%
AbitibiBowater, Inc.	416	4
Air Products & Chemicals, Inc.	6,000	548
Alcoa, Inc.	14,800	550
Allegheny Technologies, Inc.	3,100	240
AngloGold Ashanti, Ltd. - ADR	400	14
Ashland, Inc.	600	26
Brush Engineered Materials, Inc. (Æ)(Ñ)	1,000	28
Chemtura Corp.	1,900	16
Domtar Corp. (Æ)(Ñ)	20,026	128

	Principal Amount ($) or Shares	Market Value $
Dow Chemical Co. (The)	22,888	863
Ecolab, Inc.	1,100	51
EI Du Pont de Nemours & Co.	5,200	241
Freeport-McMoRan Copper & Gold, Inc.	1,876	189
Hercules, Inc.	900	16
International Paper Co.	11,473	364
Martin Marietta Materials, Inc. (Ñ)	3,700	398
Monsanto Co.	4,200	486
Newmont Mining Corp.	5,100	261
PPG Industries, Inc. (Ñ)	2,800	174
Rohm & Haas Co. (Ñ)	7,236	388
Temple-Inland, Inc.	8,600	118
Vulcan Materials Co. Series REGS (Ñ)	3,400	238
Weyerhaeuser Co.	6,303	386
		5,727
Telecommunication Services - 3.4%
AT&T, Inc.	118,581	4,130
Embarq Corp.	2,559	108
Qwest Communications International, Inc. (Ñ)	25,000	135
Sprint Nextel Corp.	39,389	280
Verizon Communications, Inc.	63,772	2,316
		6,969
Utilities - 2.4%
AES Corp. (The) (Æ)	11,000	198
Ameren Corp.	3,000	128
American Electric Power Co., Inc.	5,300	217
Constellation Energy Group, Inc.	3,000	265
Dominion Resources, Inc. (Ñ)	10,600	423
Duke Energy Corp. (Ñ)	14,596	256
Edison International	5,500	272
Entergy Corp.	2,200	226
Exelon Corp.	11,300	846
FirstEnergy Corp.	4,200	284
FPL Group, Inc.	5,100	308
PG&E Corp. (Ñ)	5,800	218
PPL Corp.	6,400	290
Public Service Enterprise Group, Inc.	8,400	370
Sempra Energy	4,100	218
Southern Co.	11,200	387
		4,906
Total Common Stocks (cost $174,869)		200,658

IAM SHARES Fund
32

SSgA
IAM SHARES Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.7%
AIM Short Term Investment Prime Portfolio	5,134,555	5,135
American Beacon Money Market Fund	103,960	104
United States Treasury Bills (ç)(ÿ)(§) 2.050% due 03/06/08	36,000	36
2.980% due 03/06/08	275,000	275
Total Short-Term Investments (cost $5,446)		5,550
Warrants & Rights - 0.0%
Raytheon Co. 2011 Warrants	414	12
Total Warrants & Rights (cost $0)		12
Other Securities - 8.9%
State Street Navigator Securities Prime Lending Portfolio (W)	18,429,251	18,429
Total Other Securities (cost $18,429)		18,429
Total Investments - 108.8% (identified cost $198,744)		224,649
Other Assets and Liabilities, Net - (8.8%)		(18,184)
Net Assets - 100.0%		206,465

Futures Contracts (Number of Contracts)	Notional Amount USD	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 03/08 (17)	5,658	(469)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(469)

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund
33

SSgA
IAM SHARES Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	9.7
Consumer Staples	10.2
Energy	13.0
Financials	14.6
Health Care	11.2
Industrials	16.1
Information Technology	13.8
Materials	2.8
Telecommunications Services	3.4
Utilities	2.4
Short-Term Investments	2.7
Warrants & Rights	— *
Other Securities	8.9
Total Investments	108.8
Other Assets and Liabilities, Net	(8.8)
100.0
Futures Contracts	(0.2)

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund
34

SSgA
Concentrated Growth Opportunities Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$923.00	$1,019.39
Expenses Paid During Period *	$5.26	$5.52

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Concentrated Growth Opportunities Fund
35

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SSgA

Concentrated Growth Opportunities Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.6%
Consumer Discretionary - 13.5%
Abercrombie & Fitch Co. Class A	3,978	309
Coach, Inc. (Æ)	11,751	356
Dick's Sporting Goods, Inc. (Æ)	12,447	343
Home Depot, Inc.	16,489	438
International Game Technology	13,895	627
		2,073
Consumer Staples - 7.3%
CVS Caremark Corp.	12,534	506
Walgreen Co.	17,096	624
		1,130
Energy - 5.9%
Marathon Oil Corp.	7,867	418
Occidental Petroleum Corp.	6,259	484
		902
Financials - 6.9%
Citigroup, Inc.	14,625	347
CME Group, Inc. Class A	769	395
Goldman Sachs Group, Inc. (The)	1,906	323
		1,065
Health Care - 17.2%
Baxter International, Inc.	12,121	715
Medtronic, Inc.	13,374	660
Pfizer, Inc.	29,284	653
Schering-Plough Corp.	28,871	627
		2,655
Industrials - 12.1%
Ametek, Inc.	11,288	481
Joy Global, Inc.	7,854	521
United Technologies Corp.	12,336	870
		1,872
Information Technology - 24.9%
Broadcom Corp. Class A (Æ)	14,572	276
Cisco Systems, Inc. (Æ)	42,047	1,025
Corning, Inc.	34,627	804
Google, Inc. Class A (Æ)	1,586	747
SanDisk Corp. (Æ)	17,530	413
Yahoo!, Inc. (Æ)	20,416	567
		3,832

	Principal Amount ($) or Shares	Market Value $
Materials - 7.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	5,694	574
Monsanto Co.	4,785	554
		1,128
Telecommunication Services - 3.5%
American Tower Corp. Class A (Æ)	14,154	544
Total Common Stocks (cost $14,912)		15,201
Short-Term Investments - 1.4%
SSgA Prime Money Market Fund	208,423	208
Total Short-Term Investments (cost $208)		208
Total Investments - 100.0% (identified cost $15,120)		15,409
Other Assets and Liabilities, Net - 0.0%		(5)
Net Assets - 100.0%		15,404

See accompanying notes which are an integral part of the financial statements.

Concentrated Growth Opportunities Fund
37

SSgA

Concentrated Growth Opportunities Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	13.5
Consumer Staples	7.3
Energy	5.9
Financials	6.9
Health Care	17.2
Industrials	12.1
Information Technology	24.9
Materials	7.3
Telecommunication Services	3.5
Short-Term Investments	1.4
Total Investments	100.0
Other Assets and Liabilities, Net	—	*
	100.0
* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Concentrated Growth Opportunities Fund
38

SSgA
Large Cap Value Fund

Shareholder Expense Example, continued — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$902.10	$1,019.39
Expenses Paid During Period *	$5.20	$5.52

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Value Fund
39

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SSgA
Large Cap Value Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.5%
Consumer Discretionary - 10.5%
Apollo Group, Inc. Class A (Æ)	2,292	141
Autozone, Inc. (Æ)	1,224	141
Big Lots, Inc. (Æ)	2,508	42
DISH Network Corp. Class A (Æ)	2,844	84
Fossil, Inc. (Æ)	3,627	117
GameStop Corp. Class A (Æ)	2,446	103
Liberty Media Corp. - Capital Series A (Æ)	269	31
McDonald's Corp.	5,094	276
Nike, Inc. Class B	788	47
NVR, Inc. (Æ)	170	92
Tupperware Brands Corp.	4,487	164
Warnaco Group, Inc. (The) (Æ)	685	26
		1,264
Consumer Staples - 5.3%
Altria Group, Inc.	2,619	192
Casey's General Stores, Inc.	2,500	63
Constellation Brands, Inc. Class A (Æ)	5,896	113
Fresh Del Monte Produce, Inc. (Æ)	797	26
Loews Corp. - Carolina Group	1,500	113
Procter & Gamble Co.	1,729	114
Universal Corp.	437	25
		646
Energy - 19.0%
Chevron Corp.	5,828	505
ConocoPhillips	5,500	455
Devon Energy Corp.	1,679	172
Dresser-Rand Group, Inc. (Æ)	2,469	84
Exxon Mobil Corp.	9,996	870
Frontier Oil Corp.	745	26
Valero Energy Corp.	3,266	189
		2,301
Financials - 26.6%
ACE, Ltd.	3,552	200
Allied World Assurance Co. Holdings, Ltd.	964	42
American Express Co.	2,306	98
Annaly Capital Management, Inc. (ö)	8,146	169
AON Corp.	3,501	146
Arch Capital Group, Ltd. (Æ)	1,639	112
Axis Capital Holdings, Ltd.	4,380	161
Bank of America Corp.	11,198	445
Bank of New York Mellon Corp. (The)	5,416	238
Bear Stearns Cos., Inc. (The)	1,546	123
Chubb Corp.	3,000	153
Citigroup, Inc.	2,333	55

	Principal Amount ($) or Shares	Market Value $
Endurance Specialty Holdings, Ltd.	3,240	127
JPMorgan Chase & Co.	10,517	428
Northern Trust Corp.	945	64
PartnerRe, Ltd. - ADR	2,316	178
PNC Financial Services Group, Inc.	1,900	117
Raymond James Financial, Inc.	4,539	102
RenaissanceRe Holdings, Ltd.	3,051	167
UnionBanCal Corp.	1,811	84
		3,209
Health Care - 8.3%
Aetna, Inc.	2,737	136
AMERIGROUP Corp. Class A (Æ)	1,746	63
BioMarin Pharmaceutical, Inc. (Æ)	636	24
Humana, Inc. (Æ)	1,834	125
Invitrogen Corp. (Æ)	400	34
Johnson & Johnson	1,228	76
Pfizer, Inc.	23,337	520
United Therapeutics Corp. (Æ)	260	22
		1,000
Industrials - 11.4%
AGCO Corp. (Æ)	1,124	73
Deluxe Corp.	4,516	94
General Electric Co.	11,168	370
GrafTech International, Ltd. (Æ)	2,117	34
L-3 Communications Holdings, Inc.	1,872	199
Northrop Grumman Corp.	2,900	228
Parker Hannifin Corp.	548	35
Perini Corp. (Æ)	1,986	75
Shaw Group, Inc. (The) (Æ)	1,226	79
Thomas & Betts Corp. (Æ)	2,567	103
Tyco International, Ltd.	1,123	45
UAL Corp.	1,300	39
		1,374
Information Technology - 3.4%
McAfee, Inc. (Æ)	796	27
Oracle Corp. (Æ)	8,911	168
Seagate Technology	8,034	173
Western Digital Corp. (Æ)	1,600	49
		417
Materials - 2.5%
Celanese Corp. Class A	1,439	56
OM Group, Inc. (Æ)	1,411	85
Terra Industries, Inc. (Æ)	3,576	162
		303

Large Cap Value Fund
41

SSgA
Large Cap Value Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 3.9%
AT&T, Inc.	9,159	319
Telephone & Data Systems, Inc.	1,400	66
Verizon Communications, Inc.	2,409	87
		472
Utilities - 8.6%
Dominion Resources, Inc.	4,658	186
Duke Energy Corp.	5,777	101
Edison International	3,194	158
Energen Corp.	2,676	161
Mirant Corp. (Æ)	2,058	76
Public Service Enterprise Group, Inc.	2,641	117
Sempra Energy	2,465	131
Southern Co.	1,751	60
Xcel Energy, Inc.	2,314	46
		1,036
Total Common Stocks (cost $11,636)		12,022

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.5%
SSgA Prime Money Market Fund	59,381	59
Total Short-Term Investments (cost $59)		59
Total Investments - 100.0% (identified cost $11,695)		12,081
Other Assets and Liabilities, Net - 0.0%		(5)
Net Assets - 100.0%		12,076

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	10.5
Consumer Staples	5.3
Energy	19.0
Financials	26.6
Health Care	8.3
Industrials	11.4
Information Technology	3.4
Materials	2.5
Telecommunication Services	3.9
Utilities	8.6
Short-Term Investments	0.5
Total Investments	100.0
Other Assets and Liabilities, Net	—	*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Large Cap Value Fund
42

SSgA
Enhanced Small Cap Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$848.40	$1,021.13
Expenses Paid During Period *	$3.45	$3.77

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund
43

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SSgA
Enhanced Small Cap Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.6%
Consumer Discretionary - 13.8%
Aeropostale, Inc. (Æ)	8,700	234
AFC Enterprises (Æ)	5,500	42
Aftermarket Technology Corp. (Æ)	6,500	122
Ambassadors Group, Inc.	1,900	34
American Axle & Manufacturing Holdings, Inc.	3,800	75
American Greetings Corp. Class A	9,600	181
Big 5 Sporting Goods Corp.	600	6
Blockbuster, Inc. Class A (Æ)	23,700	72
Blount International, Inc. (Æ)	800	10
Blue Nile, Inc. (Æ)	900	40
Blyth, Inc.	8,100	161
Bob Evans Farms, Inc.	800	23
Books-A-Million, Inc. Class A	800	7
Brown Shoe Co., Inc.	2,225	33
Buckle, Inc. (The)	2,950	134
Callaway Golf Co.	12,000	183
CBRL Group, Inc.	700	26
CEC Entertainment, Inc. (Æ)	2,900	78
Champion Enterprises, Inc. (Æ)	5,000	44
Charter Communications, Inc. Class A (Æ)	1,400	1
Citadel Broadcasting Corp.	13,500	14
Cooper Tire & Rubber Co.	9,200	166
Cox Radio, Inc. Class A (Æ)	1,000	11
Crown Media Holdings, Inc. Class A (Æ)	1,500	8
CSS Industries, Inc.	1,000	35
Deckers Outdoor Corp. (Æ)	400	44
Denny's Corp. (Æ)	6,200	19
DeVry, Inc.	2,900	127
Domino's Pizza, Inc.	4,800	64
Entravision Communications Corp. Class A (Æ)	1,800	10
Fossil, Inc. (Æ)	5,300	171
FTD Group, Inc.	5,742	79
Gaiam, Inc. Class A (Æ)	1,200	26
Gemstar-TV Guide International, Inc. (Æ)	22,100	105
Harris Interactive, Inc. (Æ)	5,900	16
Hayes Lemmerz International, Inc. (Æ)	13,000	41
Hooker Furniture Corp.	300	6
Interactive Data Corp.	2,300	67
INVESTools, Inc. (Æ)	1,400	16
Jack in the Box, Inc. (Æ)	3,200	84
Jakks Pacific, Inc. (Æ)	3,100	87
Jo-Ann Stores, Inc. (Æ)	200	3
JOS A Bank Clothiers, Inc. (Æ)	2,077	47
K-Swiss, Inc. Class A	400	6
Knology, Inc. (Æ)	3,400	42

	Principal Amount ($) or Shares	Market Value $
Lear Corp. (Æ)	8,100	223
Maidenform Brands, Inc. (Æ)	3,300	41
Marvel Entertainment, Inc. (Æ)	2,500	63
Matthews International Corp. Class A	1,700	76
Midas, Inc. (Æ)	2,300	35
Monarch Casino & Resort, Inc. (Æ)	100	2
Morningstar, Inc. (Æ)	300	20
Move, Inc. (Æ)	9,500	24
NetFlix, Inc. (Æ)	8,000	253
Nexstar Broadcasting Group, Inc. Class A (Æ)	4,900	36
Overstock.com, Inc. (Æ)	1,200	12
Papa John's International, Inc. (Æ)	2,900	76
Perry Ellis International, Inc. (Æ)	1,600	31
Polaris Industries, Inc.	3,100	118
Pre-Paid Legal Services, Inc. (Æ)	3,300	157
Premier Exhibitions, Inc. (Æ)	200	1
priceline.com, Inc. (Æ)	1,400	160
Pricesmart, Inc.	700	17
RC2 Corp. (Æ)	4,000	74
RCN Corp. (Æ)	3,300	37
Rent-A-Center, Inc. Class A (Æ)	200	3
Salem Communications Corp. Class A	419	1
Scholastic Corp. (Æ)	1,700	59
Sinclair Broadcast Group, Inc. Class A	6,500	60
Sonic Corp. (Æ)	1,900	41
Sotheby's Class A	1,300	44
Stewart Enterprises, Inc. Class A	21,100	126
Systemax, Inc.	1,600	17
Tempur-Pedic International, Inc.	12,300	214
Triarc Cos., Inc. Class B	5,700	48
Tupperware Brands Corp.	4,800	175
Under Armour, Inc. Class A (Æ)	100	4
Unifirst Corp.	1,100	42
Universal Electronics, Inc. (Æ)	800	18
Visteon Corp. (Æ)	4,900	17
Warnaco Group, Inc. (The) (Æ)	5,300	199
Westwood One, Inc.	9,300	16
Wolverine World Wide, Inc.	1,400	37
		5,377
Consumer Staples - 2.8%
Alliance One International, Inc. (Æ)	20,700	101
American Oriental Bioengineering, Inc. (Æ)	2,100	21
Arden Group, Inc. Class A	300	40
Boston Beer Co., Inc. Class A (Æ)	100	4
Cal-Maine Foods, Inc.	5,900	203
Casey's General Stores, Inc.	1,200	30

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Chattem, Inc. (Æ)	200	16
Coca-Cola Bottling Co. Consolidated	500	27
Darling International, Inc. (Æ)	1,800	25
Elizabeth Arden, Inc. (Æ)	3,000	55
Flowers Foods, Inc.	2,025	46
Hain Celestial Group, Inc. (Æ)	600	16
J&J Snack Foods Corp.	1,300	32
Nash Finch Co.	5,400	189
Prestige Brands Holdings, Inc. (Æ)	4,700	36
Ralcorp Holdings, Inc. (Æ)	300	17
Spartan Stores, Inc.	700	15
TreeHouse Foods, Inc. (Æ)	2,700	60
Universal Corp.	1,000	57
USANA Health Sciences, Inc. (Æ)	1,600	50
Vector Group, Ltd.	3,045	56
		1,096
Energy - 6.5%
Alon USA Energy, Inc.	800	13
Alpha Natural Resources, Inc. (Æ)	1,000	41
Atlas America, Inc.	1,707	103
ATP Oil & Gas Corp. (Æ)	5,400	190
Atwood Oceanics, Inc. (Æ)	400	37
Bill Barrett Corp. (Æ)	1,500	70
Bois d'Arc Energy, Inc. (Æ)	5,900	127
Cal Dive International, Inc. (Æ)	7,900	82
Callon Petroleum Co. (Æ)	200	4
Clayton Williams Energy, Inc. (Æ)	300	11
Complete Production Services, Inc.	1,100	21
Comstock Resources, Inc. (Æ)	1,200	44
Delek US Holdings, Inc.	2,700	43
Delta Petroleum Corp. (Æ)	1,600	38
Dril-Quip, Inc. (Æ)	1,200	56
Edge Petroleum Corp. (Æ)	2,600	13
Energy Partners, Ltd. (Æ)	3,300	36
EXCO Resources, Inc. (Æ)	8,200	142
General Maritime Corp.	4,200	99
Grey Wolf, Inc. (Æ)	4,100	25
Gulf Island Fabrication, Inc.	2,000	58
Gulfmark Offshore, Inc. (Æ)	4,100	208
Harvest Natural Resources, Inc. (Æ)	3,700	45
Hornbeck Offshore Services, Inc. (Æ)	300	14
ION Geophysical Corp. (Æ)	1,100	15
Mariner Energy, Inc. (Æ)	6,500	180
McMoRan Exploration Co. (Æ)	800	13
Meridian Resource Corp. (Æ)	600	1
NATCO Group, Inc. Class A (Æ)	2,500	119
NGP Capital Resources Co.	2,500	41
Oilsands Quest, Inc. (Æ)	3,600	14
PetroHawk Energy Corp. (Æ)	7,600	137
Petroleum Development Corp. (Æ)	400	28

	Principal Amount ($) or Shares	Market Value $
Petroquest Energy, Inc. (Æ)	1,100	17
Rosetta Resources, Inc. (Æ)	4,200	86
Stone Energy Corp. (Æ)	800	41
T-3 Energy Services, Inc. (Æ)	600	30
Trico Marine Services, Inc. (Æ)	5,800	229
USEC, Inc. (Æ)	4,800	31
Vaalco Energy, Inc. (Æ)	3,000	13
World Fuel Services Corp.	200	6
		2,521
Financials - 18.1%
1st Source Corp.	460	8
Advance America Cash Advance Centers, Inc.	3,900	29
Advanta Corp. Class B	2,700	21
Alexander's, Inc. (Æ)(ö)	200	60
American Equity Investment Life Holding Co.	10,800	103
American Physicians Capital, Inc.	2,500	110
Amtrust Financial Services, Inc.	3,200	53
Anchor Bancorp Wisconsin, Inc.	100	2
Anthracite Capital, Inc. (ö)	2,800	18
Apollo Investment Corp.	2,100	33
Argo Group International Holdings, Ltd. (Æ)	1,437	54
Ashford Hospitality Trust, Inc. (ö)	3,100	21
Aspen Insurance Holdings, Ltd.	3,400	98
Associated Estates Realty Corp. (ö)	5,000	49
Asta Funding, Inc.	200	3
Bancfirst Corp.	1,200	51
Banco Latinoamericano de Exportaciones SA Class E	6,800	91
BankAtlantic Bancorp, Inc. Class A	1,500	7
Banner Corp.	2,600	56
Berkshire Hills Bancorp, Inc.	2,000	45
Boston Private Financial Holdings, Inc.	600	8
CapLease, Inc. (ö)	1,200	10
Castlepoint Holdings, Ltd.	3,500	44
Centennial Bank Holdings, Inc. (Æ)	4,500	27
Centerline Holding Co.	2,300	11
Central Pacific Financial Corp.	1,300	24
Chemical Financial Corp.	3,200	71
Citizens Republic Bancorp, Inc.	11,158	124
City Bank	150	3
City Holding Co.	2,500	93
Clayton Holdings, Inc. (Æ)	2,200	10
Community Bank System, Inc.	200	4
Community Trust Bancorp, Inc.	200	5
Compass Diversified Holdings	9,800	133
Corus Bankshares, Inc.	3,600	37
CVB Financial Corp.	2,090	19

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
DCT Industrial Trust, Inc. (ö)	10,900	98
Delphi Financial Group, Inc. Class A	1,250	38
DiamondRock Hospitality Co. (ö)	5,400	67
Education Realty Trust, Inc. (ö)	2,400	31
Enstar Group, Ltd. (Æ)	100	10
Epoch Holding Corp.	1,100	12
Equity Lifestyle Properties, Inc. (ö)	4,400	201
FBL Financial Group, Inc. Class A	2,400	71
FCStone Group, Inc. (Æ)	300	14
FelCor Lodging Trust, Inc. (ö)	12,900	163
First Bancorp	3,700	36
First Financial Corp.	500	13
First Industrial Realty Trust, Inc. (ö)	4,700	143
First Merchants Corp.	1,000	27
First Mercury Financial Corp. (Æ)	1,700	28
First Niagara Financial Group, Inc.	7,800	89
First Regional Bancorp (Æ)	600	10
FirstFed Financial Corp. (Æ)	500	16
Flagstar Bancorp, Inc.	300	2
Flagstone Reinsurance Holdings, Ltd.	8,000	102
FNB Corp.	1,700	23
Fpic Insurance Group, Inc. (Æ)	2,100	92
Franklin Bank Corp. (Æ)	2,700	10
Friedman Billings Ramsey Group, Inc. Class A (ö)	11,500	29
GFI Group, Inc. (Æ)	200	15
Glimcher Realty Trust (ö)	7,300	85
Gramercy Capital Corp. (ö)	1,600	33
Great Southern Bancorp, Inc.	800	14
Green Bankshares, Inc.	1,900	35
Greenhill & Co., Inc.	3,100	202
Hanmi Financial Corp.	1,000	8
Harleysville Group, Inc.	2,500	84
Hersha Hospitality Trust (ö)	12,100	109
Hilltop Holdings, Inc. (Æ)	1,347	14
Horace Mann Educators Corp.	100	2
Horizon Financial Corp.	1,850	24
IMPAC Mortgage Holdings, Inc. (ö)	5,200	5
Integra Bank Corp.	6,700	95
International Bancshares Corp.	300	7
IPC Holdings, Ltd.	5,000	136
Irwin Financial Corp.	7,500	56
Kansas City Life Insurance Co.	200	8
Knight Capital Group, Inc. Class A (Æ)	2,200	35
LaBranche & Co., Inc. (Æ)	8,300	39
Lakeland Bancorp, Inc.	1,365	15
Lexington Realty Trust (ö)	1,200	17
LTC Properties, Inc. (ö)	1,000	24
MainSource Financial Group, Inc.	420	6
Max Capital Group, Ltd.	3,600	100
MCG Capital Corp.	1,000	12
Medical Properties Trust, Inc. (ö)	6,300	75

	Principal Amount ($) or Shares	Market Value $
Montpelier Re Holdings, Ltd.	2,100	33
National Interstate Corp.	600	17
NorthStar Realty Finance Corp. (ö)	3,700	33
Odyssey Re Holdings Corp.	3,900	141
Old National Bancorp	3,800	59
optionsXpress Holdings, Inc.	3,300	76
Oriental Financial Group	9,700	202
PennantPark Investment Corp.	1,300	12
Pennsylvania Real Estate Investment Trust (ö)	7,800	193
Peoples Bancorp, Inc.	1,300	28
Phoenix Cos., Inc. (The)	9,600	109
Piper Jaffray Cos. (Æ)	1,300	50
PMA Capital Corp. Class A (Æ)	9,783	80
ProAssurance Corp. (Æ)	200	11
Prosperity Bancshares, Inc.	200	5
Provident Bankshares Corp.	400	5
Provident Financial Services, Inc.	9,600	115
Republic Bancorp, Inc. Class A	1,220	20
S&T Bancorp, Inc.	200	6
Santander BanCorp	100	1
Saul Centers, Inc. (ö)	3,800	176
SeaBright Insurance Holdings, Inc. (Æ)	4,500	67
Security Capital Assurance, Ltd.	1,300	2
Selective Insurance Group	1,600	38
Senior Housing Properties Trust (ö)	2,200	47
Simmons First National Corp. Class A	700	18
Southwest Bancorp, Inc.	1,000	16
Strategic Hotels & Resorts, Inc. (ö)	9,200	131
Suffolk Bancorp	500	15
Sun Communities, Inc. (ö)	8,300	169
Sunstone Hotel Investors, Inc. (ö)	11,400	179
Susquehanna Bancshares, Inc.	1,000	20
SVB Financial Group (Æ)	700	32
Taylor Capital Group, Inc.	3,775	62
Texas Capital Bancshares, Inc. (Æ)	700	10
Trustmark Corp.	1,100	22
UCBH Holdings, Inc.	1,100	12
UMB Financial Corp.	5,200	199
United Bankshares, Inc.	5,300	139
United Community Financial Corp.	1,200	7
W Holding Co., Inc.	4,600	6
Waddell & Reed Financial, Inc. Class A	8,200	257
WesBanco, Inc.	4,200	98
Western Alliance Bancorp (Æ)	100	1
		7,034
Health Care - 12.6%
Acadia Pharmaceuticals, Inc. (Æ)	600	6
Acorda Therapeutics, Inc. (Æ)	300	6
Affymetrix, Inc. (Æ)	100	2

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Albany Molecular Research, Inc. (Æ)	8,300	92
Alexion Pharmaceuticals, Inc. (Æ)	1,300	79
Align Technology, Inc. (Æ)	1,900	23
Alkermes, Inc. (Æ)	600	8
Alliance Imaging, Inc. (Æ)	2,700	26
Alnylam Pharmaceuticals, Inc. (Æ)	3,100	88
AMAG Pharmaceuticals, Inc. (Æ)	100	4
American Dental Partners, Inc. (Æ)	900	9
AMERIGROUP Corp. Class A (Æ)	1,600	58
Amicus Therapeutics, Inc. (Æ)	4,100	40
AMN Healthcare Services, Inc. (Æ)	4,200	68
Amsurg Corp. Class A (Æ)	100	2
Analogic Corp.	1,200	70
Animal Health International, Inc. (Æ)	800	8
Applera Corp. - Celera Group (Æ)	1,200	17
Apria Healthcare Group, Inc. (Æ)	3,200	69
Arena Pharmaceuticals, Inc. (Æ)	400	3
Arqule, Inc. (Æ)	1,000	5
Auxilium Pharmaceuticals, Inc. (Æ)	300	10
Bio-Rad Laboratories, Inc. Class A (Æ)	1,400	132
BioMarin Pharmaceutical, Inc. (Æ)	900	34
Bruker Corp. (Æ)	13,700	187
Caraco Pharmaceutical Laboratories, Ltd. (Æ)	1,700	28
Centene Corp. (Æ)	7,500	134
Chemed Corp.	2,600	124
Conmed Corp. (Æ)	6,100	164
Cross Country Healthcare, Inc. (Æ)	2,900	31
Cubist Pharmaceuticals, Inc. (Æ)	2,800	51
Cutera, Inc. (Æ)	800	10
CV Therapeutics, Inc. (Æ)	1,200	7
Cypress Bioscience, Inc. (Æ)	1,200	10
Dendreon Corp. (Æ)	1,300	7
Dionex Corp. (Æ)	600	44
Enzon Pharmaceuticals, Inc. (Æ)	16,600	143
Exelixis, Inc. (Æ)	7,500	48
Exponent, Inc. (Æ)	1,300	38
Greatbatch, Inc. (Æ)	400	9
GTx, Inc. (Æ)	400	7
Haemonetics Corp. (Æ)	500	29
Healthsouth Corp. (Æ)	600	10
Healthspring, Inc. (Æ)	5,600	98
Hologic, Inc. (Æ)	1,200	72
Human Genome Sciences, Inc. (Æ)	5,700	34
Illumina, Inc. (Æ)	900	65
Immucor, Inc. (Æ)	2,250	67
Incyte Corp. (Æ)	3,700	37
Integra LifeSciences Holdings Corp. (Æ)	3,600	149
InterMune, Inc. (Æ)	2,200	31
Invacare Corp.	2,800	70
Keryx Biopharmaceuticals, Inc. (Æ)	400	2

	Principal Amount ($) or Shares	Market Value $
LHC Group, Inc. (Æ)	500	8
Lifecell Corp. (Æ)	700	28
Magellan Health Services, Inc. (Æ)	500	22
MannKind Corp. (Æ)	900	6
Martek Biosciences Corp. (Æ)	1,600	46
Medarex, Inc. (Æ)	3,400	32
Medcath Corp. (Æ)	3,100	65
Medicis Pharmaceutical Corp. Class A	7,300	150
Mentor Corp.	4,200	125
Molina Healthcare, Inc. (Æ)	3,900	123
Myriad Genetics, Inc. (Æ)	400	15
Nabi Biopharmaceuticals (Æ)	3,400	13
Novacea, Inc. (Æ)	2,100	6
NxStage Medical, Inc. (Æ)	1,300	8
Odyssey HealthCare, Inc. (Æ)	2,700	24
Omnicell, Inc. (Æ)	700	13
Onyx Pharmaceuticals, Inc. (Æ)	2,000	55
OraSure Technologies, Inc. (Æ)	6,600	47
OSI Pharmaceuticals, Inc. (Æ)	2,700	97
Osiris Therapeutics, Inc. (Æ)	3,100	32
Pain Therapeutics, Inc. (Æ)	2,800	24
Par Pharmaceutical Cos., Inc. (Æ)	100	2
Perrigo Co.	5,900	197
PharmaNet Development Group, Inc. (Æ)	1,700	49
Phase Forward, Inc. (Æ)	1,200	19
Pozen, Inc. (Æ)	2,100	26
Protalix BioTherapeutics, Inc. (Æ)	700	2
PSS World Medical, Inc. (Æ)	500	9
Quidel Corp. (Æ)	4,100	67
Regeneron Pharmaceuticals, Inc. (Æ)	3,800	75
RehabCare Group, Inc. (Æ)	1,000	20
Res-Care, Inc. (Æ)	4,100	88
Salix Pharmaceuticals, Ltd. (Æ)	500	3
Savient Pharmaceuticals, Inc. (Æ)	2,680	61
Sciele Pharma, Inc. (Æ)	4,900	101
Seattle Genetics, Inc. (Æ)	1,000	9
Stereotaxis, Inc. (Æ)	800	5
STERIS Corp.	9,300	229
SuperGen, Inc. (Æ)	4,100	11
SurModics, Inc. (Æ)	400	18
Tercica, Inc. (Æ)	6,000	36
Universal American Corp. (Æ)	1,800	31
Valeant Pharmaceuticals International (Æ)	1,600	22
Varian, Inc. (Æ)	3,800	206
Viropharma, Inc. (Æ)	5,800	53
Vital Signs, Inc.	200	10
XenoPort, Inc. (Æ)	500	26
Zymogenetics, Inc. (Æ)	1,600	16
		4,895

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 16.6%
Actuant Corp. Class A	200	5
Acuity Brands, Inc.	3,800	169
Administaff, Inc. Series 2000-B Class A	900	22
Airtran Holdings, Inc. (Æ)	200	1
Allegiant Travel Co. (Æ)	2,100	57
American Woodmark Corp.	200	4
Ampco-Pittsburgh Corp.	3,000	114
AO Smith Corp.	800	29
Applied Industrial Technologies, Inc.	6,400	177
Argon ST, Inc. (Æ)	1,800	29
Atlas Air Worldwide Holdings, Inc. (Æ)	3,400	172
Barnes Group, Inc.	3,000	68
Barrett Business Services, Inc.	2,000	32
Belden, Inc.	3,900	153
Bowne & Co., Inc.	3,700	49
Briggs & Stratton Corp.	300	5
Cascade Corp.	1,000	45
CBIZ, Inc. (Æ)	8,600	77
Cenveo, Inc. (Æ)	2,400	36
CIRCOR International, Inc.	1,500	68
Columbus McKinnon Corp. (Æ)	3,300	94
Comfort Systems USA, Inc.	600	7
Compx International, Inc.	1,100	9
COMSYS IT Partners, Inc. (Æ)	2,300	22
Consolidated Graphics, Inc. (Æ)	1,900	101
CRA International, Inc. (Æ)	600	23
Cubic Corp.	3,200	82
Deluxe Corp.	5,100	106
Diamond Management & Technology Consultants, Inc. Class A	6,500	39
Dollar Financial Corp. (Æ)	7,900	177
Drew Industries, Inc. (Æ)	3,300	89
Dynamex, Inc. (Æ)	1,000	23
DynCorp International, Inc. Class A (Æ)	3,000	50
EMCOR Group, Inc. (Æ)	8,200	198
EnerSys (Æ)	1,300	30
EnPro Industries, Inc. (Æ)	6,700	198
Evergreen Energy, Inc. (Æ)	2,600	6
Evergreen Solar, Inc. (Æ)	2,100	20
Force Protection, Inc. (Æ)	800	3
FuelCell Energy, Inc. (Æ)	8,400	60
G&K Services, Inc. Class A	100	4
GeoEye, Inc. (Æ)	6,000	181
GrafTech International, Ltd. (Æ)	9,300	149
Heartland Express, Inc.	7,866	110
Heico Corp.	2,000	88
Heidrick & Struggles International, Inc.	3,600	123
Herman Miller, Inc.	800	24
HUB Group, Inc. Class A (Æ)	5,700	171
Hudson Highland Group, Inc. (Æ)	4,500	34

	Principal Amount ($) or Shares	Market Value $
Hurco Cos., Inc. (Æ)	2,000	88
IHS, Inc. Class A (Æ)	2,600	160
II-VI, Inc. (Æ)	1,300	43
Interline Brands, Inc. (Æ)	1,300	23
Kadant, Inc. (Æ)	700	18
Kaman Corp. Class A	3,300	79
Kforce, Inc. (Æ)	5,600	48
Kimball International, Inc. Class B	2,300	24
Knoll, Inc.	4,300	61
Korn/Ferry International (Æ)	800	13
LB Foster Co. Class A (Æ)	1,500	64
M&F Worldwide Corp. (Æ)	300	11
Michael Baker Corp. (Æ)	3,100	89
Middleby Corp. (Æ)	1,200	82
Multi-Color Corp.	100	2
Nordson Corp.	4,000	206
Orbital Sciences Corp. (Æ)	2,200	48
Perini Corp. (Æ)	5,700	214
Pike Electric Corp. (Æ)	4,300	56
Raser Technologies, Inc. (Æ)	1,100	10
RBC Bearings, Inc. (Æ)	1,200	40
Regal-Beloit Corp.	1,300	48
Republic Airways Holdings, Inc. (Æ)	4,500	88
Robbins & Myers, Inc.	200	14
School Specialty, Inc. (Æ)	1,600	49
Skywest, Inc.	1,600	35
Spherion Corp. (Æ)	18,700	121
Standard Parking Corp. (Æ)	3,200	65
Superior Essex, Inc. (Æ)	300	8
Taser International, Inc. (Æ)	400	4
Tecumseh Products Co. Class A (Æ)	1,000	21
Teledyne Technologies, Inc. (Æ)	600	27
Tennant Co.	400	14
Tetra Tech, Inc. (Æ)	4,800	91
TransDigm Group, Inc. (Æ)	1,200	47
TrueBlue, Inc. (Æ)	12,200	152
Twin Disc, Inc.	3,600	73
United Stationers, Inc. (Æ)	200	10
Valmont Industries, Inc.	700	56
Viad Corp.	4,700	163
Volt Information Sciences, Inc. (Æ)	2,200	35
Wabtec Corp.	2,200	76
Waste Connections, Inc. (Æ)	4,350	132
Woodward Governor Co.	7,600	217
		6,458
Information Technology - 16.6%
Actel Corp. (Æ)	2,100	25
Actuate Corp. (Æ)	2,600	12
Adtran, Inc.	900	17
Advanced Energy Industries, Inc. (Æ)	500	6

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Advent Software, Inc. (Æ)	1,200	54
Agilysys, Inc.	4,000	51
American Superconductor Corp. (Æ)	400	9
AMIS Holdings, Inc. (Æ)	2,800	19
Amkor Technology, Inc. (Æ)	17,000	199
Anaren, Inc. (Æ)	1,200	15
Ansoft Corp. (Æ)	4,400	107
Ansys, Inc. (Æ)	100	4
Arris Group, Inc. (Æ)	13,000	75
Aruba Networks, Inc. (Æ)	1,300	7
AsiaInfo Holdings, Inc. (Æ)	400	4
Aspen Technology, Inc. (Æ)	10,100	113
Asyst Technologies, Inc. (Æ)	12,000	42
Atheros Communications, Inc. (Æ)	1,000	24
Black Box Corp.	400	12
Blackbaud, Inc.	1,600	42
Blue Coat Systems, Inc. (Æ)	7,000	164
Bottomline Technologies, Inc. (Æ)	700	9
Brooks Automation, Inc. (Æ)	1,600	16
Checkpoint Systems, Inc. (Æ)	3,700	90
Chordiant Software, Inc. (Æ)	3,100	18
Ciber, Inc. (Æ)	8,100	37
Cirrus Logic, Inc. (Æ)	12,800	66
CMGI, Inc. (Æ)	4,410	51
Cogent, Inc. (Æ)	700	7
comScore, Inc. (Æ)	1,500	31
Comtech Telecommunications Corp. (Æ)	2,800	121
CPI International, Inc. (Æ)	300	3
Credence Systems Corp. (Æ)	4,300	6
CSG Systems International, Inc. (Æ)	3,800	43
CTS Corp.	2,300	22
Cymer, Inc. (Æ)	300	8
DealerTrack Holdings, Inc. (Æ)	4,600	94
Digi International, Inc. (Æ)	6,000	63
Digital River, Inc. (Æ)	1,200	39
Double-Take Software, Inc. (Æ)	1,300	13
Dycom Industries, Inc. (Æ)	2,600	30
Electronics for Imaging (Æ)	5,700	86
Emulex Corp. (Æ)	13,300	198
EPIQ Systems, Inc. (Æ)	4,750	65
Equinix, Inc. (Æ)	600	42
Extreme Networks (Æ)	500	1
Flir Systems, Inc. (Æ)	100	3
Forrester Research, Inc. (Æ)	4,600	123
Foundry Networks, Inc. (Æ)	5,100	60
Gartner, Inc. (Æ)	1,900	36
Greenfield Online, Inc. (Æ)	1,200	16
Imergent, Inc.	1,200	13
Informatica Corp. (Æ)	1,000	17
infoUSA, Inc.	11,500	87
Insight Enterprises, Inc. (Æ)	1,200	21
InterDigital, Inc. (Æ)	1,400	24

	Principal Amount ($) or Shares	Market Value $
Internap Network Services Corp. (Æ)	1,100	8
Interwoven, Inc. (Æ)	5,900	80
Intevac, Inc. (Æ)	700	9
Ixia (Æ)	1,200	9
j2 Global Communications, Inc. (Æ)	6,100	131
Jack Henry & Associates, Inc.	1,300	31
JDA Software Group, Inc. (Æ)	6,300	108
Kulicke & Soffa Industries, Inc. (Æ)	1,300	7
L-1 Identity Solutions, Inc. (Æ)	900	11
Littelfuse, Inc. (Æ)	4,100	128
LoJack Corp. (Æ)	300	4
Macrovision Corp. (Æ)	3,078	47
Magma Design Automation, Inc. (Æ)	3,700	36
Manhattan Associates, Inc. (Æ)	4,800	106
Mantech International Corp. Class A (Æ)	1,000	44
Mattson Technology, Inc. (Æ)	5,300	31
MAXIMUS, Inc.	800	29
Measurement Specialties, Inc. (Æ)	100	2
Mercadolibre, Inc. (Æ)	200	7
Methode Electronics, Inc.	10,500	112
Micrel, Inc.	16,500	121
Micros Systems, Inc. (Æ)	4,400	141
MicroStrategy, Inc. Class A (Æ)	800	53
MKS Instruments, Inc. (Æ)	7,400	149
MPS Group, Inc. (Æ)	6,300	72
MTS Systems Corp.	800	25
Netgear, Inc. (Æ)	1,200	26
Network Equipment Technologies, Inc. (Æ)	300	2
NIC, Inc.	1,700	10
Novatel Wireless, Inc. (Æ)	11,200	118
Nuance Communications, Inc. (Æ)	2,100	35
Omnivision Technologies, Inc. (Æ)	1,300	21
ON Semiconductor Corp. (Æ)	26,100	157
Palm, Inc.	13,000	84
Parametric Technology Corp. (Æ)	640	10
Pegasystems, Inc.	7,200	68
Pericom Semiconductor Corp. (Æ)	3,900	52
Perot Systems Corp. Class A (Æ)	2,500	34
Photronics, Inc. (Æ)	1,500	15
Plantronics, Inc.	2,300	43
PMC - Sierra, Inc. (Æ)	1,800	9
Powerwave Technologies, Inc. (Æ)	3,300	9
Progress Software Corp. (Æ)	900	26
Quantum Corp. (Æ)	1,600	4
Quest Software, Inc. (Æ)	700	10
RF Micro Devices, Inc. (Æ)	2,100	7
Rudolph Technologies, Inc. (Æ)	1,100	10
Scansource, Inc. (Æ)	400	14
Secure Computing Corp. (Æ)	1,100	9
Semtech Corp. (Æ)	6,000	76
SI International, Inc. (Æ)	600	15

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sigma Designs, Inc. (Æ)	500	15
Silicon Storage Technology, Inc. (Æ)	18,200	51
Skyworks Solutions, Inc. (Æ)	1,600	13
SonicWALL, Inc. (Æ)	13,800	115
Sonus Networks, Inc. (Æ)	3,200	11
Spansion, Inc. Class A (Æ)	2,500	7
SPSS, Inc. (Æ)	5,400	205
Switch & Data Facilities Co., Inc. (Æ)	1,300	14
Sybase, Inc. (Æ)	8,100	216
SYKES Enterprises, Inc. (Æ)	3,200	54
Symmetricom, Inc. (Æ)	3,800	13
Synaptics, Inc. (Æ)	700	19
Synchronoss Technologies, Inc. (Æ)	300	5
Technitrol, Inc.	1,900	42
Techwell, Inc. (Æ)	200	2
Tessera Technologies, Inc. (Æ)	4,100	97
TheStreet.com, Inc.	800	7
TTM Technologies, Inc. (Æ)	9,200	101
Tyler Technologies, Inc. (Æ)	3,000	42
United Online, Inc.	12,800	128
Valueclick, Inc. (Æ)	700	13
Vasco Data Security International, Inc. (Æ)	1,100	12
Viasat, Inc. (Æ)	1,200	25
Vignette Corp. (Æ)	6,300	80
Wind River Systems, Inc. (Æ)	400	3
Wright Express Corp. (Æ)	1,200	35
Zoran Corp. (Æ)	14,800	203
		6,453
Materials - 6.4%
AbitibiBowater, Inc.	320	3
Aptargroup, Inc.	2,300	86
Arch Chemicals, Inc.	300	11
Brush Engineered Materials, Inc. (Æ)	2,400	67
Buckeye Technologies, Inc. (Æ)	13,900	150
CF Industries Holdings, Inc.	3,100	378
Glatfelter	500	7
Greif, Inc. Class A	1,600	105
HB Fuller Co.	7,300	166
Hercules, Inc.	2,100	39
Innospec, Inc.	500	9
Minerals Technologies, Inc.	1,000	60
OM Group, Inc. (Æ)	4,100	248
Quanex Corp.	1,700	88
Rock-Tenn Co. Class A	4,400	118
Rockwood Holdings, Inc. (Æ)	2,000	61
Schnitzer Steel Industries, Inc. Class A	3,600	236
Schweitzer-Mauduit International, Inc.	100	2

	Principal Amount ($) or Shares	Market Value $
Sensient Technologies Corp.	2,100	57
Silgan Holdings, Inc.	3,400	159
Terra Industries, Inc. (Æ)	6,700	303
WR Grace & Co. (Æ)	5,500	117
Zep, Inc.	1,300	20
Zoltek Cos., Inc. (Æ)	400	9
		2,499
Telecommunication Services - 1.9%
Alaska Communications Systems Group, Inc.	1,400	16
Centennial Communications Corp. (Æ)	8,300	44
Cincinnati Bell, Inc. (Æ)	41,900	163
Cogent Communications Group, Inc. (Æ)	200	4
Consolidated Communications Holdings, Inc.	2,900	42
FiberTower Corp. (Æ)	1,300	2
NTELOS Holdings Corp.	1,900	40
Premiere Global Services, Inc. (Æ)	13,800	195
Syniverse Holdings, Inc. (Æ)	8,800	149
Time Warner Telecom, Inc. Class A (Æ)	2,900	46
USA Mobility, Inc. (Æ)	3,500	37
		738
Utilities - 2.3%
Aquila, Inc. (Æ)	16,300	53
Central Vermont Public Service Corp.	400	10
Cleco Corp.	1,000	23
El Paso Electric Co. (Æ)	7,400	151
Empire District Electric Co. (The)	900	19
EnergySouth, Inc.	400	20
Idacorp, Inc.	2,500	75
Laclede Group, Inc. (The)	300	10
Northwest Natural Gas Co.	3,300	139
Piedmont Natural Gas Co.	5,200	128
PNM Resources, Inc.	2,800	33
Portland General Electric Co.	3,100	72
Southwest Gas Corp.	3,200	82
Westar Energy, Inc.	2,600	59
WGL Holdings, Inc.	1,200	37
		911
Total Common Stocks (cost $43,022)		37,982

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.2%
AIM Short Term Investment Prime Portfolio	174	—	±
Federated Investors Prime Cash Obligations Fund	866,494	866
Total Short-Term Investments (cost $866)		866
Total Investments - 99.8% (identified cost $43,888)		38,848
Other Assets and Liabilities, Net - 0.2%		91
Net Assets - 100.0%		38,939

Futures Contracts (Number of Contracts)	Notional Amount USD	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000® Mini Index expiration date 03/08 (11)	755	(15)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(15)

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	13.8
Consumer Staples	2.8
Energy	6.5
Financials	18.1
Health Care	12.6
Industrials	16.6
Information Technology	16.6
Materials	6.4
Telecommunication Services	1.9
Utilities	2.3
Short-Term Investments	2.2
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
	100.0
Futures Contracts	(—	)*

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which, for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$870.80	$1,015.96
Expenses Paid During Period *	$8.33	$8.97

* Expenses are equal to the Fund's expense ratio of 1.79% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund

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SSgA
Directional Core Equity Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.2%
Consumer Discretionary - 15.0%
Apollo Group, Inc. Class A (Æ)	2,600	160
Autozone, Inc. (Æ)	3,100	357
Big Lots, Inc. (Æ)(Å)	23,700	399
DISH Network Corp. Class A (Æ)	1,800	53
GameStop Corp. Class A (Æ)	7,800	331
McDonald's Corp.	4,200	227
RadioShack Corp. (Å)	10,900	190
Sherwin-Williams Co. (The) (Å)	1,700	88
Tupperware Brands Corp.	10,800	394
		2,199
Consumer Staples - 4.4%
Altria Group, Inc.	1,500	110
Casey's General Stores, Inc.	4,200	105
Energizer Holdings, Inc. (Æ)	1,500	139
Loews Corp. - Carolina Group	3,900	294
		648
Energy - 11.8%
Alpha Natural Resources, Inc. (Æ)	2,200	89
Chevron Corp.	1,150	100
ConocoPhillips	5,900	488
Exxon Mobil Corp. (Å)	9,390	817
Frontier Oil Corp.	1,000	36
Global Industries, Ltd. (Æ)	11,100	204
		1,734
Financials - 20.9%
ACE, Ltd. (Å)	3,000	169
Allied World Assurance Co. Holdings, Ltd.	6,400	279
American Express Co.	10,100	427
American Financial Group, Inc.	6,800	176
AON Corp.	3,800	158
Axis Capital Holdings, Ltd.	3,700	136
Bank of America Corp. (Å)	7,269	289
Bank of New York Mellon Corp. (The)	6,500	285
Chubb Corp.	3,308	168
JPMorgan Chase & Co.	9,100	370
Knight Capital Group, Inc. Class A (Æ)	22,800	366
PNC Financial Services Group, Inc. (Å)	500	31
UnionBanCal Corp.	4,300	200
		3,054
Health Care - 11.2%
AMERIGROUP Corp. Class A (Æ)	5,800	209
AmerisourceBergen Corp. Class A	2,400	100
Coventry Health Care, Inc. (Æ)	900	47

	Principal Amount ($) or Shares	Market Value $
Henry Schein, Inc. (Æ)	2,400	144
Humana, Inc. (Æ)	4,600	314
Invitrogen Corp. (Æ)	2,600	220
Isis Pharmaceuticals, Inc. (Æ)	2,900	42
Kinetic Concepts, Inc. (Æ)	400	20
Pfizer, Inc. (Å)	10,120	225
United Therapeutics Corp. (Æ)	3,800	320
		1,641
Industrials - 15.8%
AGCO Corp. (Æ)	4,800	311
Belden, Inc.	4,700	185
EMCOR Group, Inc. (Æ)	3,200	77
General Electric Co. (Å)	2,681	89
GrafTech International, Ltd. (Æ)	12,500	200
L-3 Communications Holdings, Inc.	2,700	287
Lockheed Martin Corp. (Å)	2,973	307
McDermott International, Inc. (Æ)	7,800	407
Shaw Group, Inc. (The) (Æ)(Å)	6,900	444
		2,307
Information Technology - 12.6%
Apple, Inc. (Æ)	2,100	262
eBay, Inc. (Æ)	8,300	219
Hewitt Associates, Inc. Class A (Æ)	1,400	55
Microsoft Corp.	3,300	90
Motorola, Inc. (Å)	38,604	385
Novellus Systems, Inc. (Æ)(Å)	9,900	219
Seagate Technology	20,200	436
Texas Instruments, Inc.	2,515	75
Western Digital Corp. (Æ)	3,200	99
		1,840
Materials - 3.2%
OM Group, Inc. (Æ)	2,600	157
Terra Industries, Inc. (Æ)	5,500	249
Worthington Industries, Inc.	4,000	70
		476
Telecommunication Services - 0.3%
Telephone & Data Systems, Inc. (Å)	1,000	47
Utilities - 2.0%
Dominion Resources, Inc.	500	20
Edison International	1,300	64
Energen Corp.	1,900	114
FPL Group, Inc.	600	36
Questar Corp. (Å)	1,000	55
		289
Total Common Stocks (cost $14,690)		14,235

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.7%
AIM Short Term Investment Prime Portfolio	101	—
Federated Investors Prime Cash Obligations Fund	105,710	106
Total Short-Term Investments (cost $106)		106
Total Investments - 97.9% (identified cost $14,796)		14,341
Securities Sold Short - (31.5%)
Consumer Discretionary - (7.3%)
Bebe Stores, Inc.	(6,100)	(75)
Chico's FAS, Inc. (Æ)	(4,200)	(39)
Crocs, Inc. (Æ)	(6,000)	(146)
Gaylord Entertainment Co. (Æ)	(5,100)	(153)
JC Penney Co., Inc.	(1,500)	(69)
Kohl's Corp. (Æ)	(4,300)	(191)
PetSmart, Inc.	(8,100)	(174)
RH Donnelley Corp. (Æ)	(3,500)	(25)
Virgin Media, Inc.	(10,300)	(155)
Williams-Sonoma, Inc.	(1,500)	(35)
		(1,062)
Energy - (3.4%)
Delta Petroleum Corp. (Æ)	(8,800)	(211)
Hercules Offshore, Inc. (Æ)	(6,600)	(167)
W-H Energy Services, Inc. (Æ)	(1,900)	(119)
		(497)
Financials - (6.5%)
Boston Properties, Inc. (ö)	(1,300)	(112)
CIT Group, Inc.	(5,800)	(129)
Old Republic International Corp.	(1,700)	(23)
Post Properties, Inc. (ö)	(1,800)	(76)
TFS Financial Corp.	(13,300)	(165)
UDR, Inc. (ö)	(4,600)	(103)
Vornado Realty Trust (ö)	(1,800)	(150)
Washington Mutual, Inc.	(5,400)	(80)
White Mountains Insurance Group, Ltd.	(100)	(49)
Zenith National Insurance Corp.	(2,100)	(72)
		(959)

	Principal Amount ($) or Shares	Market Value $
Health Care - (2.1%)
Boston Scientific Corp. (Æ)	(2,700)	(34)
Mylan, Inc.	(11,600)	(138)
Sepracor, Inc. (Æ)	(6,300)	(135)
		(307)
Industrials - (3.8%)
BE Aerospace, Inc. (Æ)	(1,900)	(65)
Bucyrus International, Inc. Class A	(1,600)	(160)
Fastenal Co.	(600)	(24)
Geo Group, Inc. (The) (Æ)	(8,800)	(235)
Monster Worldwide, Inc. (Æ)	(2,900)	(77)
		(561)
Information Technology - (4.2%)
Advanced Micro Devices, Inc. (Æ)	(24,500)	(177)
Ciena Corp. (Æ)	(3,800)	(98)
Corning, Inc.	(4,300)	(100)
Jabil Circuit, Inc.	(7,500)	(97)
Marvell Technology Group, Ltd. (Æ)	(3,700)	(42)
SAVVIS, Inc. (Æ)	(4,900)	(95)
		(609)
Materials - (2.3%)
Allegheny Technologies, Inc.	(2,500)	(193)
Titanium Metals Corp.	(7,300)	(151)
		(344)
Telecommunication Services - (0.6%)
MetroPCS Communications, Inc. New (Æ)	(5,500)	(88)
Utilities - (1.3%)
Dynegy, Inc. Class A (Æ)	(26,500)	(196)
Total Securities Sold Short (proceeds $5,284)		(4,623)
Other Assets and Liabilities, Net - 33.6%		4,927
Net Assets - 100.0%		14,645

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	15.0
Consumer Staples	4.4
Energy	11.8
Financials	20.9
Health Care	11.2
Industrials	15.8
Information Technology	12.6
Materials	3.2
Telecommunication Services	0.3
Utilities	2.0
Short-Term Investments	0.7
Total Investments	97.9
Securities Sold Short	(31.5)
Other Assets and Liabilities, Net	33.6
100.0

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

This page has been intentionally left blank.

SSgA
Core Edge Equity Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from December 17, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value December 17, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$935.00	$1,006.45
Expenses Paid During Period *	$3.67	$3.80

* Expenses are equal to the Fund's expense ratio of 1.85% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 75/366 (to reflect the period December 17, 2007 to February 29, 2008). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Core Edge Equity Fund

This page has been intentionally left blank.

SSgA
Core Edge Equity Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 125.6%
Consumer Discretionary - 18.5%
Advance Auto Parts, Inc. (Å)	510	17
Apollo Group, Inc. Class A (Æ)(Å)	3,340	205
Autoliv, Inc. (Å)	340	17
Autozone, Inc. (Æ)(Å)	1,970	227
Bally Technologies, Inc. (Æ)(Å)	4,100	155
Big Lots, Inc. (Æ)(Å)	11,030	186
Burger King Holdings, Inc. (Å)	5,000	128
Choice Hotels International, Inc. (Å)	1,800	58
Darden Restaurants, Inc. (Å)	570	18
DeVry, Inc. (Å)	660	29
DISH Network Corp. Class A (Æ)(Å)	490	15
GameStop Corp. Class A (Æ)(Å)	5,130	217
Johnson Controls, Inc. (Å)	600	20
McDonald's Corp. (Å)	4,800	260
Newell Rubbermaid, Inc. (Å)	2,910	66
Nike, Inc. Class B (Å)	190	11
NVR, Inc. (Æ)(Å)	30	16
Omnicom Group, Inc. (Å)	4,700	210
RadioShack Corp. (Å)	10,160	177
Sherwin-Williams Co. (The) (Å)	2,310	120
Tupperware Brands Corp. (Å)	6,690	244
Walt Disney Co. (The) (Å)	1,840	60
Weight Watchers International, Inc.	320	15
Yum! Brands, Inc. (Å)	1,350	46
		2,517
Consumer Staples - 5.1%
Altria Group, Inc. (Å)	5,060	370
BJ's Wholesale Club, Inc. (Æ)(Å)	5,890	186
Colgate-Palmolive Co. (Å)	160	12
Kroger Co. (The) (Å)	870	21
Loews Corp. - Carolina Group	660	50
Reynolds American, Inc. (Å)	800	51
		690
Energy - 18.2%
Alpha Natural Resources, Inc. (Æ)(Å)	6,200	251
Chevron Corp. (Å)	4,200	364
ConocoPhillips (Å)	4,670	386
Devon Energy Corp. (Å)	390	40
Exxon Mobil Corp. (Å)	8,380	729
FMC Technologies, Inc. (Æ)(Å)	690	39
Frontier Oil Corp. (Å)	2,710	97
Marathon Oil Corp.	680	36
Occidental Petroleum Corp. (Å)	1,460	113
Tesoro Corp. (Å)	7,020	261
Valero Energy Corp. (Å)	2,760	160
		2,476

	Principal Amount ($) or Shares	Market Value $
Financials - 19.4%
ACE, Ltd. (Å)	1,950	110
American Express Co. (Å)	4,400	186
Annaly Capital Management, Inc. (Å)	2,210	46
AON Corp. (Å)	5,460	227
Arch Capital Group, Ltd. (Æ)	250	17
Axis Capital Holdings, Ltd.	2,350	87
Bank of America Corp. (Å)	5,700	226
Bank of New York Mellon Corp. (The) (Å)	5,300	232
Chubb Corp. (Å)	4,850	247
Eaton Vance Corp. (Å)	340	11
Everest Re Group, Ltd. (Å)	140	14
Hartford Financial Services Group, Inc. (Å)	2,270	159
HCC Insurance Holdings, Inc. (Å)	690	17
JPMorgan Chase & Co. (Å)	8,080	328
Knight Capital Group, Inc. Class A (Æ)(Å)	4,900	78
Northern Trust Corp. (Å)	170	11
PartnerRe, Ltd. - ADR (Å)	430	33
RenaissanceRe Holdings, Ltd. (Å)	1,860	102
TD Ameritrade Holding Corp. (Æ)(Å)	12,950	237
Transatlantic Holdings, Inc.	250	17
UnionBanCal Corp. (Å)	2,960	138
Unum Group	3,240	74
Wachovia Corp.	970	30
Washington Federal, Inc.	750	17
		2,644
Health Care - 18.2%
AMERIGROUP Corp. Class A (Æ)(Å)	3,000	108
AmerisourceBergen Corp. Class A (Å)	1,150	48
Cigna Corp. (Å)	3,630	162
Coventry Health Care, Inc. (Æ)(Å)	260	13
Eli Lilly & Co. (Å)	660	33
Endo Pharmaceuticals Holdings, Inc. (Æ)(Å)	8,240	216
Express Scripts, Inc. Class A (Æ)(Å)	2,070	122
Forest Laboratories, Inc. (Æ)(Å)	6,060	241
Henry Schein, Inc. (Æ)	750	45
Humana, Inc. (Æ)(Å)	3,030	207
Invitrogen Corp. (Æ)(Å)	2,240	189
Johnson & Johnson (Å)	3,130	194
Kinetic Concepts, Inc. (Æ)(Å)	4,180	215
McKesson Corp.	300	18
Medco Health Solutions, Inc. (Æ)(Å)	4,460	198
Pfizer, Inc. (Å)	8,820	197
United Therapeutics Corp. (Æ)(Å)	1,600	135
UnitedHealth Group, Inc.	1,680	78
Varian, Inc. (Æ)	210	11
Vertex Pharmaceuticals, Inc. (Æ)(Å)	900	16
Warner Chilcott, Ltd. (Æ)	1,000	17
Waters Corp. (Æ)	240	14
		2,477

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 15.4%
AGCO Corp. (Æ)(Å)	3,070	199
Boeing Co. (Å)	740	61
Caterpillar, Inc. (Å)	3,530	255
Deluxe Corp. (Å)	4,670	97
General Electric Co. (Å)	5,310	176
L-3 Communications Holdings, Inc. (Å)	2,290	243
Landstar System, Inc. (Å)	820	38
Lockheed Martin Corp. (Å)	2,340	242
McDermott International, Inc. (Æ)(Å)	3,630	190
Northrop Grumman Corp. (Å)	290	23
Raytheon Co. (Å)	2,220	144
Roper Industries, Inc. (Å)	380	21
Shaw Group, Inc. (The) (Æ)(Å)	4,470	288
Toro Co.	400	19
UAL Corp.	920	28
URS Corp. (Æ)(Å)	1,900	77
		2,101
Information Technology - 20.2%
Cisco Systems, Inc. (Æ)(Å)	14,460	352
eBay, Inc. (Æ)(Å)	5,500	145
Hewitt Associates, Inc. Class A (Æ)(Å)	4,550	180
Hewlett-Packard Co. (Å)	3,240	155
International Business Machines Corp. (Å)	790	90
Jack Henry & Associates, Inc. (Å)	900	21
Juniper Networks, Inc. (Æ)(Å)	490	13
Mastercard, Inc. Class A (Å)	1,170	222
McAfee, Inc. (Æ)(Å)	3,690	123
Microsoft Corp. (Å)	5,270	143
Motorola, Inc.	2,620	26
Net 1 UEPS Technologies, Inc. (Æ)(Å)	1,900	55
Network Appliance, Inc. (Æ)(Å)	5,860	127
Oracle Corp. (Æ)(Å)	5,300	100
Plantronics, Inc. (Å)	6,170	116
QLogic Corp. (Æ)(Å)	8,810	140
Seagate Technology (Å)	8,760	189
Symantec Corp. (Æ)(Å)	1,200	20
Texas Instruments, Inc.	2,760	83
Western Digital Corp. (Æ)(Å)	6,890	213
Western Union Co. (The) (Å)	11,540	240
		2,753
Materials - 4.7%
Freeport-McMoRan Copper & Gold, Inc. Class B (Å)	1,370	138
Lubrizol Corp. (Å)	230	13
OM Group, Inc. (Æ)(Å)	2,800	170
Terra Industries, Inc. (Æ)(Å)	4,170	189
Worthington Industries, Inc. (Å)	7,290	128
		638

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 2.0%
AT&T, Inc. (Å)	7,250	253
Telephone & Data Systems, Inc. (Å)	580	27
		280
Utilities - 3.9%
American Electric Power Co., Inc. (Å)	490	20
Consolidated Edison, Inc. (Å)	170	7
Constellation Energy Group, Inc. (Å)	200	18
Dominion Resources, Inc. (Å)	4,600	184
Edison International (Å)	3,060	151
Energen Corp. (Å)	1,790	107
Sempra Energy	320	17
Southern Co. (Å)	930	32
		536
Total Common Stocks (cost $18,213)		17,112
Short-Term Investments - 2.6%
SSgA Prime Money Market Fund	349,647	350
Total Short-Term Investments (cost $350)		350
Total Investments - 128.2% (identified cost $18,563)		17,462
Securities Sold Short - (28.6%)
Consumer Discretionary - (6.9%)
Chico's FAS, Inc. (Æ)	(8,850)	(82)
Collective Brands, Inc. (Æ)	(3,380)	(53)
Corinthian Colleges, Inc. (Æ)	(2,470)	(20)
CROCS, Inc. (Æ)	(230)	(6)
Gaylord Entertainment Co. (Æ)	(2,100)	(63)
Harman International Industries, Inc.	(3,100)	(128)
Interpublic Group of Cos., Inc. (Æ)	(8,540)	(74)
Kohl's Corp. (Æ)	(3,380)	(150)
PetSmart, Inc.	(2,700)	(58)
Saks, Inc. (Æ)	(6,750)	(105)
Scientific Games Corp. Class A (Æ)	(2,600)	(54)
Virgin Media, Inc.	(4,200)	(63)
Williams-Sonoma, Inc.	(3,500)	(82)
		(938)
Energy - (2.3%)
Nabors Industries, Ltd. (Æ)	(4,510)	(142)
Oceaneering International, Inc. (Æ)	(1,300)	(78)
SEACOR Holdings, Inc. (Æ)	(490)	(47)
Tetra Technologies, Inc. (Æ)	(3,050)	(52)
		(319)

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Schedule of Investments, continued — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Financials - (3.8%)
BRE Properties, Inc. Class A	(2,950)	(127)
CapitalSource, Inc.	(3,400)	(54)
CIT Group, Inc.	(5,010)	(111)
UDR, Inc.	(3,330)	(74)
Washington Mutual, Inc.	(6,500)	(96)
White Mountains Insurance Group, Ltd.	(100)	(49)
		(511)
Health Care - (5.1%)
Advanced Medical Optics, Inc. (Æ)	(4,100)	(94)
Affymetrix, Inc. (Æ)	(2,380)	(46)
Brookdale Senior Living, Inc.	(2,000)	(52)
Community Health Systems, Inc. (Æ)	(1,700)	(53)
Cooper Cos., Inc. (The)	(1,640)	(56)
Genentech, Inc. (Æ)	(70)	(5)
Mylan, Inc.	(8,700)	(103)
Psychiatric Solutions, Inc. (Æ)	(1,300)	(37)
Resmed, Inc. (Æ)	(120)	(5)
Sepracor, Inc. (Æ)	(2,700)	(58)
Tenet Healthcare Corp. (Æ)	(25,700)	(124)
Universal Health Services, Inc. Class B	(1,170)	(63)
		(696)
Industrials - (1.1%)
BE Aerospace, Inc. (Æ)	(1,500)	(51)
Monster Worldwide, Inc. (Æ)	(2,310)	(61)
Trinity Industries, Inc.	(1,400)	(39)
		(151)
Information Technology - (3.6%)
Advanced Micro Devices, Inc. (Æ)	(18,250)	(132)
Ciena Corp. (Æ)	(2,940)	(76)
Cognizant Technology Solutions Corp. Class A (Æ)	(700)	(21)
Cypress Semiconductor Corp. (Æ)	(2,650)	(58)
Dolby Laboratories, Inc. Class A (Æ)	(140)	(6)
LSI Corp. (Æ)	(13,570)	(68)
Marvell Technology Group, Ltd. (Æ)	(2,860)	(32)
Riverbed Technology, Inc. (Æ)	(3,100)	(62)
SAVVIS, Inc. (Æ)	(2,000)	(39)
		(494)

	Principal Amount ($) or Shares	Market Value $
Materials - (3.6%)
Allegheny Technologies, Inc.	(2,190)	(169)
Crown Holdings, Inc. (Æ)	(230)	(6)
Louisiana-Pacific Corp.	(4,400)	(48)
RTI International Metals, Inc. (Æ)	(2,600)	(143)
Titanium Metals Corp.	(6,000)	(124)
		(490)
Telecommunication Services - (0.9%)
Global Crossing, Ltd. (Æ)	(1,200)	(23)
NII Holdings, Inc. (Æ)	(2,590)	(103)
		(126)
Utilities - (1.3%)
AES Corp. (The) (Æ)	(320)	(6)
Dynegy, Inc. Class A (Æ)	(22,100)	(164)
		(170)
Total Securities Sold Short (proceeds $4,216)		(3,895)
Other Assets and Liabilities, Net - 0.4%		52
Net Assets - 100.0%		13,619

See accompanying notes which are an integral part of the financial statements.

Core Edge Equity Fund

SSgA
Core Edge Equity Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	18.5
Consumer Staples	5.1
Energy	18.2
Financials	19.4
Health Care	18.2
Industrials	15.4
Information Technology	20.2
Materials	4.7
Telecommunication Services	2.0
Utilities	3.9
Short-Term Investments	2.6
Total Investments	128.2
Securities Sold Short	(28.6)
Other Assets and Liabilities, Net	0.4
100.0

See accompanying notes which are an integral part of the financial statements.

Core Edge Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — February 29, 2008 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  At amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(W)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

SSgA
Equity Funds

Statement of Assets and Liabilities — February 29, 2008 (Unaudited)

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund	IAM SHARES Fund
Assets
Investments, at identified cost	$208,436	$99,597	$69,036	$77,367	$12,156	$198,744
Investments, at market*	221,764	93,274	74,230	116,830	12,008	224,649
Cash	19	—	—	—	—	14
Cash (restricted)	—	—	—	—	—	—
Deposits with brokers for securities sold short**	—	—	—	—	—	—
Receivables:
Dividends and interest	493	13	139	26	17	487
Investments sold	—	—	—	743	137	—
Fund shares sold	18	100	27	106	3	9
From Advisor	—	2	—	—	21	—
Prepaid expenses	7	6	—	8	4	2
Total assets	222,301	93,395	74,396	117,713	12,190	225,161
Liabilities
Payables:
Due to Custodian	—	—	—	—	95	—
Investments purchased	3	1	2	5	—	—
Fund shares redeemed	18	143	198	1,177	12	14
Accrued fees to affiliates	87	110	86	150	33	86
Other accrued expenses	21	18	23	22	20	20
Daily variation margin on futures contracts	41	—	—	—	—	147
Dividends for securities sold short	—	—	—	—	—	—
Securities sold short, at market value**	—	—	—	—	—	—
Payable upon return of securities loaned	22,533	19,407	13,098	18,157	2,420	18,429
Total liabilities	22,703	19,679	13,407	19,511	2,580	18,696
Net Assets	$199,598	$73,716	$60,989	$98,202	$9,610	$206,465
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$970	$(203)	$122	$(1,390)	$(1)	$797
Accumulated net realized gain (loss)	(55,428)	(10,939)	(62,855)	3,170	(1,633)	(15,857)
Unrealized appreciation (depreciation) on:
Investments	13,328	(6,323)	5,194	39,463	(148)	25,905
Futures contracts	(22)	—	—	—	—	(469)
Securities sold short**	—	—	—	—	—	—
Shares of beneficial interest	19	3	3	7	3	20
Additional paid-in capital	240,731	91,178	118,525	56,952	11,389	196,069
Net Assets	$199,598	$73,716	$60,989	$98,202	$9,610	$206,465
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$10.47	$21.30	$20.87	$13.15	$3.46	$10.16
Net assets	$199,598,362	$72,682,747	$60,902,470	$98,202,084	$9,336,394	$206,464,792
Shares outstanding ($.001 par value)	19,057,746	3,413,136	2,917,515	7,465,985	2,698,397	20,320,844
Net asset value per share: Class R***	$—	$21.15	$20.78	$—	$3.42	$—
Net assets	$—	$1,032,997	$86,703	$—	$273,897	$—
Shares outstanding ($.001 par value)	—	48,836	4,172	—	80,083	—
Amounts in thousands
* Securities on loan included in investments	$22,242	$18,460	$13,757	$17,546	$2,366	$18,933
** Proceeds on securities sold short	$—	$—	$—	$—	$—	$—
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

Amounts in thousands	Concentrated Growth Opportunities Fund		Large Cap Value Fund		Enhanced Small Cap Fund	Directional Core Equity Fund		Core Edge Equity Fund
Assets
Investments, at identified cost	$15,120		$11,695		$43,888	$14,796		$18,563
Investments, at market*	15,409		12,081		38,848	14,341		17,462
Cash	—		—		—	—		—
Cash (restricted)	—		—		51	—		42
Deposits with brokers for securities sold short**	—		—		—	5,248		—
Receivables:
Dividends and interest	18		30		27	19		29
Investments sold	—		—		2	—		—
Fund shares sold	—		—		67	45		6
From Advisor	11		11		11	40		11
Prepaid expenses	6		—		8	10		—
Total assets	15,444		12,122		39,014	19,703		17,550
Liabilities
Payables:
Due to Custodian	—		—		—	—		—
Investments purchased	—		—		4	—		1
Fund shares redeemed	—		7		2	370		—
Accrued fees to affiliates	22		20		37	49		24
Other accrued expenses	18		19		12	13		9
Daily variation margin on futures contracts	—		—		20	—		—
Dividends for securities sold short	—		—		—	3		2
Securities sold short, at market value**	—		—		—	4,623		3,895
Payable upon return of securities loaned	—		—		—	—		—
Total liabilities	40		46		75	5,058		3,931
Net Assets	$15,404		$12,076		$38,939	$14,645		$13,619
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(23)		$16		$223	$175		$9
Accumulated net realized gain (loss)	125		(202)		(2,363)	(2,672)		(182)
Unrealized appreciation (depreciation) on:
Investments	289		386		(5,040)	(455)		(1,101)
Futures contracts	—		—		(15)	—		—
Securities sold short**	—		—		—	661		321
Shares of beneficial interest	2		1		4	1		1
Additional paid-in capital	15,011		11,875		46,130	16,935		14,571
Net Assets	$15,404		$12,076		$38,939	$14,645		$13,619
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$9.62		$9.29		$9.60	$10.41		$9.35
Net assets	$15,403,518		$12,076,458		$38,939,087	$14,645,055		$13,618,675
Shares outstanding ($.001 par value)	1,601,232		1,300,009		4,054,163	1,406,787		1,456,784
Net asset value per share: Class R***	$—		$—		$—	$—		$—
Net assets	$—		$—		$—	$—		$—
Shares outstanding ($.001 par value)	—		—		—	—		—
Amounts in thousands
* Securities on loan included in investments		$—		$—	$—		$—		$—
** Proceeds on securities sold short		$—		$—	$—		$5,284		$4,216
*** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

SSgA
Equity Funds

Statement of Operations — For the Period Ended February 29, 2008 (Unaudited)

	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund	IAM SHARES Fund
Investment Income
Dividends	$2,426	$289	$577	$154	$122	$2,485
Dividends from affiliated money market fund	—	—	25	—	—	—
Interest	4	—	—	—	—	4
Securities lending income	42	99	26	29	10	36
Total investment income	2,472	388	628	183	132	2,525
Expenses
Advisory fees	291	342	276	387	82	281
Administrative fees	52	29	27	34	18	50
Custodian fees	35	37	31	27	27	31
Distribution fees	45	32	26	93	17	50
Distribution fees - Class R	—	1	—	—	—	—
Transfer agent fees	22	40	30	34	27	15
Professional fees	17	14	16	19	17	16
Registration fees	13	21	20	15	21	13
Shareholder servicing fees	51	43	52	31	3	29
Shareholder servicing fees - Class R	—	2	—	—	—	—
Trustees' fees	8	7	7	8	7	8
Insurance fees	2	1	1	1	—	2
Printing fees	7	5	3	11	3	6
Dividends from securities sold short	—	—	—	—	—	—
Miscellaneous	4	3	3	2	—	2
Expenses before reductions	547	577	492	662	222	503
Expense reductions	(1)	(2)	(87)	(66)	(102)	—
Net expenses	546	575	405	596	120	503
Net investment income (loss)	1,926	(187)	223	(413)	12	2,022
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	948	(10,922)	4,380	13,550	(1,633)	1,066
Futures contracts	(272)	(25)	—	—	—	(289)
Securities sold short	—	—	—	—	—	—
Net realized gain (loss)	676	(10,947)	4,380	13,550	(1,633)	777
Net change in unrealized appreciation (depreciation) on:
Investments	(27,788)	(9,586)	(9,427)	(28,924)	(1,077)	(24,913)
Futures contracts	(61)	23	—	—	—	(341)
Securities sold short	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(27,849)	(9,563)	(9,427)	(28,924)	(1,077)	(25,254)
Net realized and unrealized gain (loss)	(27,173)	(20,510)	(5,047)	(15,374)	(2,710)	(24,477)
Net Increase (Decrease) in Net Assets from Operations	$(25,247)	$(20,697)	$(4,824)	$(15,787)	$(2,698)	$(22,455)

*  For the period ended December 17, 2007 (commencement of operations) to February 29, 2008 (Unaudited).

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

	Concentrated Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund	Core Edge Equity Fund*
Investment Income
Dividends	$74	$147	$388	$223	$52
Dividends from affiliated money market fund	6	3	—	—	7
Interest	—	—	—	234	—
Securities lending income	—	—	—	—	—
Total investment income	80	150	388	457	59
Expenses
Advisory fees	64	50	95	195	34
Administrative fees	18	17	22	20	7
Custodian fees	13	17	37	29	6
Distribution fees	2	2	2	16	3
Distribution fees - Class R	—	—	—	—	—
Transfer agent fees	14	14	15	23	2
Professional fees	16	14	12	13	7
Registration fees	12	12	12	15	4
Shareholder servicing fees	2	2	12	37	1
Shareholder servicing fees - Class R	—	—	—	—	—
Trustees' fees	6	6	6	7	3
Insurance fees	—	—	—	—	—
Printing fees	—	—	1	2	—
Dividends from securities sold short	—	—	—	30	7
Miscellaneous	2	1	—	1	—
Expenses before reductions	149	135	214	388	74
Expense reductions	(55)	(61)	(56)	(109)	(24)
Net expenses	94	74	158	279	50
Net investment income (loss)	(14)	76	230	178	9
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	161	(179)	(2,387)	(2,443)	(345)
Futures contracts	—	—	(2)	—	—
Securities sold short	—	—	—	190	163
Net realized gain (loss)	161	(179)	(2,389)	(2,253)	(182)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,552)	(1,267)	(4,638)	(2,438)	(1,101)
Futures contracts	—	—	13	—	—
Securities sold short	—	—	—	666	321
Net change in unrealized appreciation (depreciation)	(1,552)	(1,267)	(4,625)	(1,772)	(780)
Net realized and unrealized gain (loss)	(1,391)	(1,446)	(7,014)	(4,025)	(962)
Net Increase (Decrease) in Net Assets from Operations	$(1,405)	$(1,370)	$(6,784)	$(3,847)	$(953)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

SSgA
Equity Funds

Statement of Changes In Net Assets

	Disciplined Equity Fund		Small Cap Fund		Core Opportunities Fund		Tuckerman Active REIT Fund
Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,926	$3,369	$(187)	$99	$223	$450	$(413)	$1,773
Net realized gain (loss)	676	17,549	(10,947)	13,122	4,380	13,370	13,550	23,367
Net change in unrealized appreciation (depreciation)	(27,849)	13,658	(9,563)	(1,693)	(9,427)	800	(28,924)	(16,467)
Net increase (decrease) in net assets from operations	(25,247)	34,576	(20,697)	11,528	(4,824)	14,620	(15,787)	8,673
Distributions
From net investment income
Institutional Class**	(1,712)	(3,522)	(100)	—	(168)	(584)	(966)	(2,527)
Class R	—	—	—	—	—		—
From net realized gain
Institutional Class	—	—	(10,340)	(6,517)	—	—	(29,693)	(13,741)
Class R	—	—	(140)	(81)	—	—	—
Net decrease in net assets from distributions	(1,712)	(3,522)	(10,580)	(6,598)	(168)	(584)	(30,659)	(16,268)
Share Transactions
Net increase (decrease) in net assets from share transactions	(21,471)	(2,738)	(1,674)	(24,611)	(21,964)	(45,014)	8,362	(53,287)
Total Net Increase (Decrease) in Net Assets	(48,430)	28,316	(32,951)	(19,681)	(26,956)	(30,978)	(38,084)	(60,882)
Net Assets
Beginning of period	248,028	219,712	106,667	126,348	87,945	118,923	136,286	197,168
End of period	$199,598	$248,028	$73,716	$106,667	$60,989	$87,945	$98,202	$136,286
Undistributed (overdistributed) net investment income included in net assets	$970	$756	$(203)	$84	$122	$67	$(1,390)	$(11)

**  Includes Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Aggressive Equity Fund		IAM SHARES Fund		Concentrated Growth Opportunities Fund		Large Cap Value Fund
Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12	$29	$2,022	$3,442	$(14)	$(19)	$76	$151
Net realized gain (loss)	(1,633)	6,391	777	(2,934)	161	3,233	(179)	2,382
Net change in unrealized appreciation (depreciation)	(1,077)	(2,609)	(25,254)	30,717	(1,552)	294	(1,267)	(208)
Net increase (decrease) in net assets from operations	(2,698)	3,811	(22,455)	31,225	(1,405)	3,508	(1,370)	2,325
Distributions
From net investment income
Institutional Class**	(25)	(242)	(2,033)	(3,419)	—	—	(133)	(170)
Class R	—		—		—	—	—	—
From net realized gain
Institutional Class	(5,265)	(6,961)	—	—	(2,640)	—	(2,283)	(1,769)
Class R	(75)	(37)	—	—	—	—	—	—
Net decrease in net assets from distributions	(5,365)	(7,240)	(2,033)	(3,419)	(2,640)	—	(2,416)	(1,939)
Share Transactions
Net increase (decrease) in net assets from share transactions	(13,974)	(10,807)	1,016	2,507	2,856	(8,160)	2,448	(4,771)
Total Net Increase (Decrease) in Net Assets	(22,037)	(14,236)	(23,472)	30,313	(1,189)	(4,652)	(1,338)	(4,385)
Net Assets
Beginning of period	31,647	45,883	229,937	199,624	16,593	21,245	13,414	17,799
End of period	$9,610	$31,647	$206,465	$229,937	$15,404	$16,593	$12,076	$13,414
Undistributed (overdistributed) net investment income included in net assets	$(1)	$12	$797	$831	$(23)	$(9)	$16	$73

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

SSgA
Equity Funds

Statement of Changes In Net Assets — continued

	Enhanced Small Cap Fund		Directional Core Equity		Core Edge Equity Fund
Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007	Period* Ended February 29, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$230	$270	$178	$570	$9
Net realized gain (loss)	(2,389)	1,762	(2,253)	(400)	(182)
Net change in unrealized appreciation (depreciation)	(4,625)	(1,719)	(1,772)	1,281	(780)
Net increase (decrease) in net assets from operations	(6,784)	313	(3,847)	1,451	(953)
Distributions
From net investment income
Institutional Class	(232)	(75)	(471)	(221)	—
Class R	—		—		—
From net realized gain
Institutional Class	(1,564)	(1,374)	—	(274)	—
Class R	—	—	—	—	—
Net decrease in net assets from distributions	(1,796)	(1,449)	(471)	(495)	—
Share Transactions
Net increase (decrease) in net assets from share transactions	4,795	26,764	(22,852)	16,268	14,572
Redemption Fees	—		—	2	—
Total Net Increase (Decrease) in Net Assets	(3,785)	25,628	(27,170)	17,226	13,619
Net Assets
Beginning of period	42,724	17,096	41,815	24,589	—
End of period	$38,939	$42,724	$14,645	$41,815	$13,619
Undistributed (overdistributed) net investment income included in net assets	$223	$225	$175	$468	$9

*  For the period December 17, 2007 (commencement of operations) to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

SSgA
Core Edge Equity Fund*

Statement of Cash Flows — Period** Ended February 29, 2008 (Unaudited)

Increase (Decrease) in Cash
Cash flows from operating activities:
Dividends received	$32
Fees and commissions received	13
Proceeds from sales of long-term investment securities	6,446
Proceeds from securities sold short	1,974
Purchase of long-term investment securities	(21,065)
Buys-to-cover for securities sold short	(1,540)
Dividends paid for securities sold short	(5)
Other expenses and cash transfers, net	(35)
Net cash used in operating activities	$(14,180)
Cash flows from financing activities:
Proceeds from sales of fund shares to participants	14,684
Repurchase of fund shares from participants	(112)
Net cash provided by financing activities	14,572
Net increase in cash and cash equivalents	392
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$392
Reconciliation of net increase in net assets from operations to net cash provided by operating activities:
Net decrease in net assets from operations	$(953)
Adjustments to reconcile net investment income to net cash provided by operating activities:
Increase in long-term investments (including unrealized depreciation of $1,101)	$(17,112)
Increase in securities sold short (including unrealized appreciation of $321)	3,895
Increase in dividends and interest receivable	(29)
Increase in receivable from advisor	(11)
Increase in receivable for fund shares sold	(6)
Increase in payable for investments purchased	1
Increase in accrued fees and other expenses	33
Increase in dividends payable for securities sold short	2
Total adjustments	(13,227)
Net cash used in operating activities	$(14,180)

*  The Core Edge Equity Fund is the only fund presented herein required to disclose a Statement of Cash Flows.

**  For the period December 17, 2007 (commencement of operations) to February 29, 2008 (Unaudited).

See accompanying notes which are an integral part of the financial statements.

Statement of Cash Flows

SSgA
Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
February 29, 2008*	11.83	.09	(1.37)	(1.28)	(.08)	—	(.08)
August 31, 2007	10.38	.16	1.46	1.62	(.17)	—	(.17)
August 31, 2006	9.65	.15	.72	.87	(.14)	—	(.14)
August 31, 2005	8.73	.15	.90	1.05	(.13)	—	(.13)
August 31, 2004	7.97	.11	.76	.87	(.11)	—	(.11)
August 31, 2003	7.36	.10	.61	.71	(.10)	—	(.10)
Small Cap Fund
Insititutional Class
February 29, 2008*	30.06	(.05)	(5.62)	(5.67)	(.03)	(3.06)	(3.09)
August 31, 2007	29.32	.03	2.24	2.27	—	(1.53)	(1.53)
August 31, 2006	29.86	(.08)	.76	.68	— (b)	(1.22)	(1.22)
August 31, 2005	24.85	(.03)	6.34	6.31	—	(1.30)	(1.30)
August 31, 2004	22.25	(.03)	2.67	2.64	(.04)	—	(.04)
August 31, 2003	18.41	.06	3.80	3.86	(.02)	—	(.02)
Class R
February 29, 2008*	29.87	(.09)	(5.57)	(5.66)	—	(3.06)	(3.06)
August 31, 2007	29.28	(.14)	2.26	2.12	—	(1.53)	(1.53)
August 31, 2006	29.80	(.24)	.94	.70	—	(1.22)	(1.22)
August 31, 2005	24.86	(.15)	6.39	6.24	—	(1.30)	(1.30)
August 31, 2004 (1)	24.48	— (b)	.38	.38	—	—	—
Core Opportunities Fund
Insititutional Class
February 29, 2008*	22.92	.07	(2.07)	(2.00)	(.05)	—	(.05)
August 31, 2007	20.32	.09	2.62	2.71	(.11)	—	(.11)
August 31, 2006	19.39	.08	.93	1.01	(.08)	—	(.08)
August 31, 2005	17.37	.17	1.99	2.16	(.14)	—	(.14)
August 31, 2004	17.03	.05	.35	.40	(.06)	—	(.06)
August 31, 2003	15.33	.05	1.69	1.74	(.04)	—	(.04)
Class R
February 29, 2008*	22.83	.02	(2.07)	(2.05)	—	—	—
August 31, 2007	20.25	(.02)	2.61	2.59	(.01)	—	(.01)
August 31, 2006	19.35	— (b)	.91	.91	(.01)	—	(.01)
August 31, 2005	17.38	.02	2.10	2.12	(.15)	—	(.15)
August 31, 2004 (1)	17.77	.02	(.41)	(.39)	—	—	—
Tuckerman Active REIT Fund
February 29, 2008*	19.58	(.06)	(1.95)	(2.01)	(.13)	(4.29)	(4.42)
August 31, 2007	20.55	.19	.50	.69	(.27)	(1.39)	(1.66)
August 31, 2006	17.05	.30	4.06	4.36	(.28)	(.58)	(.86)
August 31, 2005	14.20	.34	3.62	3.96	(.34)	(.77)	(1.11)
August 31, 2004	11.45	.34	3.15	3.49	(.34)	(.40)	(.74)
August 31, 2003	10.61	.52	.84	1.36	(.52)	—	(.52)

* For the six months ended February 29, 2008 (Unaudited).
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $0.005 per share
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements.
The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
February 29, 2008*	10.47	(10.86)	199,598	.47	.47	1.66	30
August 31, 2007	11.83	15.66	248,028	.45	.45	1.38	53
August 31, 2006	10.38	9.10	219,712	.45	.46	1.47	44
August 31, 2005	9.65	12.14	237,100	.46	.46	1.60	34
August 31, 2004	8.73	10.93	251,932	.41	.41	1.30	36
August 31, 2003	7.97	9.83	223,408	.38	.56	1.39	28
Small Cap Fund
Insititutional Class
February 29, 2008*	21.30	(21.04)	72,683	1.26	1.26	(.40)	74
August 31, 2007	30.06	7.70	105,292	1.11	1.11	.08	125
August 31, 2006	29.32	2.59	124,775	1.10	1.10	(.30)	83
August 31, 2005	29.86	26.06	820,473	1.05	1.05	(.10)	84
August 31, 2004	24.85	11.87	531,343	1.04	1.04	(.13)	122
August 31, 2003	22.25	21.00	362,945	1.04	1.04	.34	114
Class R
February 29, 2008*	21.15	(21.18)	1,033	1.55	1.55	(.70)	74
August 31, 2007	29.87	7.18	1,375	1.60	1.68	(.45)	125
August 31, 2006	29.28	2.66	1,574	1.60	1.70	(.79)	83
August 31, 2005	29.80	25.75	481	1.54	1.54	(.52)	84
August 31, 2004 (1)	24.86	1.55	10	.90	.90	(.06)	122
Core Opportunities Fund
Insititutional Class
February 29, 2008*	20.87	(8.74)	60,902	1.10	1.34	.61	24
August 31, 2007	22.92	13.36	87,831	1.10	1.21	.40	47
August 31, 2006	20.32	5.22	118,785	1.10	1.16	.41	61
August 31, 2005	19.39	12.47	142,823	1.10	1.13	.93	59
August 31, 2004	17.37	2.32	312,248	1.06	1.06	.27	57
August 31, 2003	17.03	11.37	377,374	1.10	1.11	.34	40
Class R
February 29, 2008*	20.78	(8.96)	87	.47	.71	.14	24
August 31, 2007	22.83	12.79	114	1.59	1.70	(.09)	47
August 31, 2006	20.25	4.68	138	1.60	1.66	.01	61
August 31, 2005	19.35	12.21	116	1.60	1.66	.08	59
August 31, 2004 (1)	17.38	(2.18)	10	.91	.91	.31	57
Tuckerman Active REIT Fund
February 29, 2008*	13.15	(12.79)	98,202	1.00	1.11	(.70)	11
August 31, 2007	19.58	2.98	136,286	1.00	1.06	.89	32
August 31, 2006	20.55	26.82	197,168	1.00	1.05	1.66	36
August 31, 2005	17.05	28.97	153,296	1.00	1.08	2.18	35
August 31, 2004	14.20	31.46	124,704	1.00	1.10	2.71	52
August 31, 2003	11.45	13.48	108,564	1.00	1.13	5.03	55

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Aggressive Equity Fund
Insititutional Class
February 29, 2008*	5.05	—	(b)	(.66)	(.66)	—	(.93)	(.93)
August 31, 2007	5.55	—	(b)	.39	.39	(.03)	(.86)	(.89)
August 31, 2006	5.52	.02		.37	.39	(.01)	(.35)	(.36)
August 31, 2005	4.94	.04		.61	.65	(.07)	—	(.07)
August 31, 2004	4.56	.03		.35	.38	—	—	—
August 31, 2003	3.88	—	(b)	.68	.68	—	—	—
Class R
February 29, 2008*	5.00	(.01)		(.64)	(.65)	—	(.93)	(.93)
August 31, 2007	5.51	(.02)		.37	.35	—	(.86)	(.86)
August 31, 2006	5.50	—	(b)	.36	.36	—	(.35)	(.35)
August 31, 2005	4.94	—	(b)	.63	.63	(.07)	—	(.07)
August 31, 2004 (1)	4.90	.01		.03	.04	—	—	—
IAM SHARES Fund
February 29, 2008*	11.37	.10		(1.21)	(1.11)	(.10)	—	(.10)
August 31, 2007	9.98	.17		1.39	1.56	(.17)	—	(.17)
August 31, 2006	9.26	.15		.71	.86	(.14)	—	(.14)
August 31, 2005	8.48	.16		.76	.92	(.14)	—	(.14)
August 31, 2004	7.80	.11		.68	.79	(.11)	—	(.11)
August 31, 2003	7.11	.10		.69	.79	(.10)	—	(.10)
Concentrated Growth Opportunities Fund
February 29, 2008*	12.18	(.01)		(.74)	(.75)	—	(1.81)	(1.81)
August 31, 2007	10.39	(.01)		1.80	1.79	—	—	—
August 31, 2006	10.21	—	(b)	.18	.18	—	—	—
August 31, 2005	9.37	.05		.84	.89	(.05)	—	(.05)
August 31, 2004 (2)	10.00	—	(b)	(.63)	(.63)	—	—	—
Large Cap Value Fund
February 29, 2008*	12.40	.06		(.68)	(.62)	(.11)	(2.05)	(2.16)
August 31, 2007	12.30	.11		1.33	1.44	(.12)	(1.22)	(1.34)
August 31, 2006	11.40	.13		1.24	1.37	(.15)	(.32)	(.47)
August 31, 2005	9.73	.12		1.63	1.75	(.08)	—	(.08)
August 31, 2004 (2)	10.00	.03		(.30)	(.27)	—	—	—
Enhanced Small Cap Fund
February 29, 2008*	11.79	.06		(1.77)	(1.71)	(.06)	(.42)	(.48)
August 31, 2007	11.72	.10		.77	.87	(.04)	(.76)	(.80)
August 31, 2006	10.85	.04		.98	1.02	(.04)	(.11)	(.15)
August 31, 2005 (3)	10.00	.02		.83	.85	—	—	—
Directional Core Equity Fund
February 29, 2008*	12.09	.07		(1.61)	(1.54)	(.14)	—	(.14)
August 31, 2007	11.54	.20		.56	.76	(.09)	(.12)	(.21)
August 31, 2006	10.63	.11		.85	.96	(.05)	—	(.05)
August 31, 2005 (4)	10.00	.02		.61	.63	—	—	—
Core Edge Equity Fund
February 29, 2008 (c)	10.00	.01		(.66)	(.65)	—	—	—

* For the six months ended February 29, 2008 (Unaudited).
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(2) For the period March 30, 2004 (commencement of operations) to August 31, 2004.
(3) For the period March 21, 2005 (commencement of operations) to August 31, 2005.
(4) For the period May 05, 2005 (commencement of operations) to August 31, 2005.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $0.005 per share
(c) For the period December 17, 2007 (commencement of operations) to February 29, 2008
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements.
The custody credit arrangements had an impact of less than .005% per share.
(f) The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the investment advisor.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Aggressive Equity Fund
Insititutional Class
February 29, 2008*	3.46	(15.94)	9,336	1.10		2.04	1.23	72
August 31, 2007	5.05	7.38	31,249	1.10		1.44	.07	160
August 31, 2006	5.55	7.65	45,657	1.10		1.33	.45	118
August 31, 2005	5.52	13.16	56,264	1.10		1.31	.80	148
August 31, 2004	4.94	8.42	66,161	1.10		1.14	.54	185
August 31, 2003	4.56	17.53	73,602	1.10		1.24	.09	116
Class R
February 29, 2008*	3.42	(16.00)	274	.95		1.89	(.27)	72
August 31, 2007	5.00	6.72	398	1.57		2.41	(.37)	160
August 31, 2006	5.51	7.11	226	1.60		1.92	(.04)	118
August 31, 2005	5.50	12.70	251	1.60		1.92	(.07)	148
August 31, 2004 (1)	4.94	1.02	10	1.02		1.17	.42	185
IAM SHARES Fund
February 29, 2008*	10.16	(9.84)	206,465	.45		.45	1.79	1
August 31, 2007	11.37	15.74	229,937	.45		.45	1.56	6
August 31, 2006	9.98	9.38	199,624	.47		.47	1.51	12
August 31, 2005	9.26	10.95	185,868	.46		.46	1.76	13
August 31, 2004	8.48	10.18	167,627	.44		.44	1.35	3
August 31, 2003	7.80	11.26	152,106	.42		.42	1.46	5
Concentrated Growth Opportunities Fund
February 29, 2008*	9.62	(7.70)	15,404	1.10		1.74	(.17)	34
August 31, 2007	12.18	17.23	16,593	1.10		1.60	(.09)	101
August 31, 2006	10.39	1.76	21,245	1.10		1.44	(.03)	62
August 31, 2005	10.21	9.51	18,961	1.10		1.63	.47	77
August 31, 2004 (2)	9.37	(6.30)	19,066	1.10		2.24	(.05)	142
Large Cap Value Fund
February 29, 2008*	9.29	(9.79)	12,076	1.10		2.01	1.13	97
August 31, 2007	12.40	12.54	13,414	1.10		1.73	.88	108
August 31, 2006	12.30	12.50	17,799	1.10		1.65	1.15	98
August 31, 2005	11.40	18.05	15,426	1.10		1.80	1.11	86
August 31, 2004 (2)	9.73	(2.70)	15,728	1.10		2.62	.82	143
Enhanced Small Cap Fund
February 29, 2008*	9.60	(15.16)	38,939	.75		1.02	1.09	28
August 31, 2007	11.79	7.49	42,724	.75		1.15	.81	49
August 31, 2006	11.72	9.54	17,096	.75		1.55	.36	76
August 31, 2005 (3)	10.85	8.50	14,114	.75		2.73	.54	24
Directional Core Equity Fund
February 29, 2008*	10.41	(12.92)	14,645	1.79	(f)	2.49	1.14	109
August 31, 2007	12.09	6.56	41,815	1.72	(f)	2.16	1.59	185
August 31, 2006	11.54	9.06	24,589	1.79	(f)	2.61	.95	108
August 31, 2005 (4)	10.63	6.30	3,370	1.81	(f)	6.14	.48	95
Core Edge Equity Fund
February 29, 2008 (c)	9.35	(6.50)	13,619	1.85	(f)	2.75	.34	48

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Notes to Financial Statements — February 29, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 27 investment portfolios, which are in operation as of February 29, 2008. These financial statements report on 11 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity, SSgA IAM SHARES Fund, SSgA Concentrated Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and the SSgA Core Edge Equity Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value ("NAV") per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's NAV.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2007, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	8/31/09	8/31/10	8/31/11	8/31/12	8/31/13	8/31/14	8/31/15	Totals
Disciplined Equity	$—	$15,878,623	$18,406,161	$19,079,919	$—	$—	$—	$53,364,703
Core Opportunities	—	—	41,238,890	19,132,187	6,690,205	—	—	67,061,282
IAM SHARES	557,201	1,240,367	8,639,128	1,396,174	859,207	—	—	12,692,077
Directional Core Equity	—	—	—	—	—	—	217,099	217,099

As of February 29, 2008, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES
Cost of Investments for Tax Purposes	$211,285,533	$99,656,263	$69,212,319	$77,634,825	$12,172,468	$199,182,404
Gross Tax Unrealized Appreciation	23,572,474	4,059,007	8,109,678	41,318,906	667,242	51,899,114
Gross Tax Unrealized Depreciation	(13,094,181)	(10,441,712)	(3,092,151)	(2,124,137)	(831,473)	(26,432,648)
Net Tax Unrealized Appreciation (Depreciation)	$10,478,293	$(6,382,705)	$5,017,527	$39,194,769	$(164,231)	$25,466,466

	Concentrated Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Cost of Investments for Tax Purposes	$15,172,788	$11,725,828	$44,008,838	$9,539,229	$18,573,355
Gross Tax Unrealized Appreciation	1,089,965	995,827	2,898,793	1,681,969	280,413
Gross Tax Unrealized Depreciation	(853,508)	(640,228)	(8,059,813)	(1,502,731)	(1,392,255)
Net Tax Unrealized Appreciation (Depreciation)	$236,457	$355,599	$(5,161,020)	$179,238	$(1,111,842)

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2006 to August 31, 2007 in the amount of $3,692,305 and $52,170 for the IAM SHARES Fund and Directional Core Equity Fund respectively, and treat it as arising in the fiscal year 2008.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds adopted the provisions of FIN 48 on September 1, 2007. Management has reviewed the Funds tax positions for all open tax years, and concluded that adoption had no effect on the Funds financial position or results of operations. As of February 29, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Core Opportunities	Quarterly
Tuckerman Active REIT	Monthly
Aggressive Equity	Annually
IAM SHARES	Quarterly
Concentrated Growth Opportunities	Annually
Large Cap Value	Annually
Enhanced Small Cap	Annually
Directional Core Equity	Annually
Core Edge Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund offer Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

Effective for exchange and redemption transactions occurring on or after January 2, 2007, none of the shares of the SSgA Funds will be subject to a redemption fee.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds'

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 29, 2008, the Enhanced Small Cap Fund had a $50,483 cash collateral balance held in connection with futures contracts purchased/sold.

Short Sales

The SSgA Directional Core Equity Fund and the SSgA Core Edge Equity Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities

For the six months ended February 29, 2008, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$69,419,019	$89,199,926	Concentrated Growth Opportunities	$5,868,383	$5,743,438
Small Cap	68,452,138	80,076,765	Large Cap Value	13,043,599	12,914,859
Core Opportunities	18,073,527	38,698,121	Enhanced Small Cap	15,303,394	11,479,351
Tuckerman Active REIT	13,069,011	31,638,331	Directional Core Equity	31,894,113	44,825,390
Agressive Equity	15,536,260	34,516,462	Core Edge Equity	22,600,552	8,421,089
IAM SHARES	2,784,787	3,254,228

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 29, 2008, the non-cash collateral received for the securities on loan was as follows:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$911,028	Pool of US Government and Corporate Securities
Small Cap	47,656	Pool of US Government and Corporate Securities
Core Opportunities	1,402,547	Pool of US Government and Corporate Securities
Aggressive Equity	103,539	Pool of US Government and Corporate Securities
IAM SHARES	1,803,540	Pool of US Government and Corporate Securities

4. Related Parties

Advisor

SSgA Funds Management, Inc. (the "Advisor") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC serves as the investment sub-advisor (the "Sub-Advisor") for the Tuckerman Active REIT Fund. The Advisor provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Advisor. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%	Funds	%
Disciplined Equity	0.25	Concentrated Growth Opportunities	0.75
Small Cap	0.75	Large Cap Value	0.75
Core Opportunities	0.75	Enhanced Small Cap	0.45
Tuckerman Active REIT	0.65	Directional Core Equity	1.25
Aggressive Equity	0.75	Core Edge Equity	1.25
IAM SHARES	0.25

If the total expenses of the Institutional Class are above its cap, the Advisor will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to 0.70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to 0.70% of its average daily net assets of Class R. If after waiving the full 0.70% of the average daily net assets of Class R and Class R remains above the total expense cap, then the Advisor will reimburse Class R for all expenses to the level of the cap.

The Distributor has contractually agreed to waive up to 0.70% of the average daily net assets of the Small Cap Fund Class R for distribution and service fees in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and expenses). There were no waivers for the six months ended February 29, 2008.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Advisor has contractually agreed to waive up to the full amount of the Core Opportunities Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the six months ended February 29, 2008 was $86,674 for the Institutional Class and $117 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the six months ended February 29, 2008 was $64,740.

The Advisor has contractually agreed to waive up to the full amount of Aggressive Equity Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of waiver for the six months ended February 29, 2008 was $100,453 for the Institutional Class and $1,674 for Class R.

The Advisor has contractually agreed to waive up to the full amount of the IAM SHARES Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and expenses). There were no waivers for the six months ended February 29, 2008.

The Advisor has contractually agreed to waive up to the full amount of the Concentrated Growth Opportunities Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the six months ended February 29, 2008 was $54,414.

The Advisor has contractually agreed to waive up to the full amount of the Large Cap Value Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the six months ended February 29, 2008 was $60,787.

The Advisor has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the six months ended February 29, 2008 was $56,373.

The Advisor has contractually agreed to waive up to the full amount of the Directional Core Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the six months ended February 29, 2008 was $107,231.

The Advisor has contractually agreed to waive up to the full amount of the Core Edge Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees, extraordinary expenses and dividends and interest on securities sold short). The total amount of the waiver for the period December 17, 2007 to February 29, 2008 was $24,410.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 29, 2008, $1,121,399 of the Central Fund's

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

net assets represents investments by these Funds, and $281,647,208 represents the investments of other affiliated funds not presented herein.

Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of certain Fund's advisory fee equal to the advisory fee paid by certain Funds to the SSgA Prime Money Market Fund. For the six months ended February 29, 2008, the advisory fees waived are as follows:

Funds	Amount Paid
Core Opportunities	$690
Concentrated Growth Opportunities	169
Large Cap Value	78

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation, serves as transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each fund.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid	Funds	Amount Paid
Disciplined Equity	$945	IAM SHARES	$176
Small Cap	1,815	Large Cap Value	30
Core Opportunities	9	Enhanced Small Cap	79
Tuckerman Active REIT	1,111	Directional Core Equity	1,285
Aggressive Equity	179	Core Edge Equity	21

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the SSgA Funds' administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCO Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

The annual fee is based on the following percentages of the average daily net assets of all eleven of the Investment Company's U.S. Equity portfolios: $0 to $2 billion — 0.0315%; over $2 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has Distribution Agreement dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the six months ended February 29, 2008, each Institutional Class paid the following shareholder servicing expenses to the Agents:

Funds	State Street	Global Markets	CitiStreet
Disciplined Equity	$29,087	$535	$—
Small Cap	11,265	954	710
Core Opportunities	9,182	2,269	—
Tuckerman Active REIT	14,895	893	—
Aggressive Equity	2,679	114	—
IAM SHARES	28,099	2	697
Concentrated Growth Opportunities	2,145	—	—
Large Cap Value	1,680	—	—
Enhanced Small Cap	5,274	—	—
Directional Core Equity	3,891	—	—
Core Edge Equity	679	—	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2008.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the "R Plan") under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the funds average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 29, 2008.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the six months ended February 29, 2008, the Small Cap Fund paid $607 the Core Opportunities Fund paid $50 and the Aggressive Equity Fund paid $180.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

The Funds have implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 29, 2008 were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES
Advisory fees	$40,565	$45,422	$40,461	$76,996	$6,010	$41,626
Administration fees	7,818	5,987	3,938	4,912	2,348	7,622
Custodian fees	11,636	15,675	12,337	13,691	7,726	10,588
Distribution fees	8,438	12,130	2,334	30,366	6,137	13,207
Shareholder servicing fees	8,496	11,864	14,152	8,306	229	4,653
Transfer agent fees	7,274	16,095	10,022	13,237	8,859	5,362
Trustees' fees	3,194	2,602	2,517	2,912	2,168	3,089
	$87,421	$109,775	$85,761	$150,420	$33,477	$86,147
	Concentrated Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity	Core Edge Equity
Advisory fees	$9,451	$7,393	$14,176	$15,736	$13,514
Administration fees	1,502	1,433	3,176	2,812	2,773
Custodian fees	4,152	5,175	9,764	14,880	300
Distribution fees	916	814	113	6,243	2,566
Shareholder servicing fees	296	160	4,136	3,762	752
Transfer agent fees	4,741	4,107	3,762	3,640	550
Trustees' fees	771	758	2,140	2,156	3,382
	$21,829	$19,840	$37,267	$49,229	$23,837

Beneficial Interest

As of February 29, 2008, the following table includes shareholders (nine of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Small Cap	1	16.9
Core Opportunities	3	49.3
Tuckerman Active REIT	2	57.9
Aggressive Equity	2	82.6
IAM SHARES	1	89.9
Concentrated Growth Opportunities	2	85.6
Large Cap Value	2	84.4
Enhanced Small Cap	2	30.0
Core Edge Equity	3	100.0

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Disciplined Equity	February 29, 2008	August 31, 2007	February 29, 2008	August 31, 2007
Proceeds from shares sold	781	3,511	$8,946	$40,369
Proceeds from reinvestment of distributions	32	57	372	647
Payments for shares redeemed	(2,721)	(3,760)	(30,789)	(43,754)
Total net increase (decrease)	(1,908)	(192)	$(21,471)	$(2,738)
Small Cap
Institutional Class
Proceeds from shares sold	376	701	$9,237	$21,596
Proceeds from reinvestment of distributions	379	207	10,223	6,328
Payments for shares redeemed	(845)	(1,660)	(21,211)	(52,321)
	(90)	(752)	(1,751)	(24,397)
Class R
Proceeds from shares sold	10	31	$266	$996
Proceeds from reinvestment of distributions	5	3	139	81
Payments for shares redeemed	(12)	(41)	(328)	(1,291)
	3	(7)	77	(214)
Total net increase (decrease)	(87)	(759)	$(1,674)	$(24,611)
Core Opportunities
Institutional Class
Proceeds from shares sold	405	481	$9,333	$10,585
Proceeds from reinvestment of distributions	7	25	153	543
Payments for shares redeemed	(1,326)	(2,519)	(31,430)	(56,103)
	(914)	(2,013)	(21,944)	(44,975)
Class R
Proceeds from shares sold	—	—	$—	$4
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(1)	(2)	(20)	(43)
	(1)	(2)	(20)	(39)
Total net increase (decrease)	(915)	(2,015)	$(21,964)	$(45,014)
Tuckerman Active REIT
Proceeds from shares sold	818	4,954	$12,877	$108,610
Proceeds from reinvestment of distributions	1,829	733	28,923	15,359
Payments for shares redeemed	(2,142)	(8,319)	(33,438)	(177,256)
Total net increase (decrease)	505	(2,632)	$8,362	$(53,287)

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Aggressive Equity	February 29, 2008	August 31, 2007	February 29, 2008	August 31, 2007
Institutional Class
Proceeds from shares sold	86	494	$334	$2,563
Proceeds from reinvestment of distributions	1,274	1,430	5,272	7,189
Payments for shares redeemed	(4,851)	(3,960)	(19,589)	(20,745)
	(3,491)	(2,036)	$(13,983)	$(10,993)
Class R
Proceeds from shares sold	7	58	$29	$289
Proceeds from reinvestment of distributions	18	7	73	36
Payments for shares redeemed	(25)	(27)	(93)	(139)
	—	38	9	186
Total net increase (decrease)	(3,491)	(1,998)	$(13,974)	$(10,807)
IAM SHARES
Proceeds from shares sold	31	61	$352	$672
Proceeds from reinvestment of distributions	172	289	1,937	3,130
Payments for shares redeemed	(112)	(121)	(1,273)	(1,295)
Total net increase (decrease)	91	229	$1,016	$2,507
Concentrated Growth Opportunities
Proceeds from shares sold	125	243	$1,552	$2,797
Proceeds from reinvestment of distributions	245	—	2,640	—
Payments for shares redeemed	(131)	(927)	(1,336)	(10,957)
Total net increase (decrease)	239	(684)	$2,856	$(8,160)
Large Cap Value
Proceeds from shares sold	100	138	$1,202	$1,678
Proceeds from reinvestment of distributions	227	166	2,407	1,938
Payments for shares redeemed	(109)	(670)	(1,161)	(8,387)
Total net increase (decrease)	218	(366)	$2,448	$(4,771)
Enhanced Small Cap
Proceeds from shares sold	718	2,258	$7,749	$27,939
Proceeds from reinvestment of distributions	140	112	1,589	1,329
Payments for shares redeemed	(428)	(205)	(4,543)	(2,504)
Total net increase (decrease)	430	2,165	$4,795	$26,764
Directional Core Equity
Proceeds from shares sold	231	2,080	$2,675	$25,479
Proceeds from reinvestment of distributions	38	42	462	494
Payments for shares redeemed	(2,322)	(793)	(25,989)	(9,705)
Total net increase (decrease)	(2,053)	1,329	$(22,852)	$16,268

Notes to Financial Statements

SSgA
Equity Funds

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Core Edge Equity	February 29, 2008	August 31, 2007	February 29, 2008	August 31, 2007
Proceeds from shares sold	1,468	—	$14,684	$—
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(11)	—	(112)	—
Total net increase (decrease)	1,457	—	$14,572	$—

6.  Interfund Lending Program

The Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility. Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. Miscellaneous expense on the Statement of Operations for the Disciplined Equity and Core Opportunities Funds include $1,044 and $1,158, respectively, paid under the Interfund Lending Program for the six months ended February 29, 2008.

7.  Dividends

On March 3, 2008, the Funds declared the following dividends from net investment income payable on March 7, 2008 to shareholders of record March 4, 2008:

Funds	Net Investment Income
Disciplined Equity	$0.0511
Core Opportunities	0.0467
Core Opportunities - Class R	0.0223
Tuckerman Active REIT	0.0215
IAM SHARES	0.0396

Notes to Financial Statements

SSgA
Equity Funds

Shareholder Requests for Additional Information — February 29, 2008 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
February 29, 2008 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 27 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information about the principal officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	27	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio) Member, Qualified Legal and Compliance Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	27	Listed under Principal Occupations

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	27	Listed under Principal Occupations

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	27	Listed under Principal Occupations

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Age 44 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company and Russell Fund Services Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Capital Inc., A Street Investment Associates Inc. (real estate investment); and Russell Corporate Ventures Inc.; Chief Legal Officer, Russell Trust Company, Russell Implementation Services Inc. (institutional brokerage firm).

Gregory J. Lyons Age 47 909 A Street Tacoma, WA 98402	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Fund Distributors, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Chief Legal Officer

Gregory J. Lyons, Secretary

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers

DESAR-02/08 (50028)

YIELD PLUS FUND

Semiannual Report

February 29, 2008

SSgA Funds
Yield Plus Fund

Semiannual Report

February 29, 2008 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA
Yield Plus Fund

Shareholder Expense Example — February 29, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2007 to February 29, 2008.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2007	$1,000.00	$1,000.00
Ending Account Value February 29, 2008	$853.60	$1,021.83
Expenses Paid During Period *	$2.81	$3.07

* Expenses are equal to the Fund's expense ratio of 0.61% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). ). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Yield Plus Fund
3

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SSgA
Yield Plus Fund

Schedule of Investments — February 29, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 89.8%
Asset-Backed Securities - 43.3%
ACE Securities Corp. (Ê)(ß) Series 2005-HE6 Class A2B 3.335% due 10/25/35	980	978
Amortizing Residential Collateral Trust (Ê)(ß) Series 2002-BC5 Class M1 4.170% due 07/25/32	1,793	1,723
Asset Backed Funding Certificates (Ê)(ß) Series 2004-HE1 Class M2 4.860% due 07/25/34	1,245	1,117
GE Business Loan Trust (Ê)(l)(ß) Series 2004-1 Class B 3.821% due 05/15/32	1,959	1,957
JP Morgan Mortgage Acquisition Corp. (Ê)(ß) Series 2006-WMC Class M2 3.425% due 07/25/36	3,000	1,398
SMS Student Loan Trust (Ê) Series 1998-A Class A2 3.364% due 07/28/26	1,019	1,017
Structured Asset Investment Loan Trust (Ê)(ß) Series 2003-BC1 Class M2 5.910% due 10/25/33	621	301
4.885% due 11/25/33	538	431
Series 2003-BC2 Class M1 4.515% due 04/25/33	1,229	937
Series 2003-BC3 Class M1 4.560% due 04/25/33	1,923	1,558
Series 2004-BNC Class M3 4.435% due 12/25/34	960	716
		12,133
International Debt - 26.5%
ARMS II (Ê)(ß) Series 2004-G3 Class A1A 4.715% due 01/10/35	1,941	1,932
Crusade Global Trust (Ê) Series 2003-1 Class A 4.198% due 01/17/34	665	605
Granite Mortgages PLC (Ê) Series 2004-3 Class 2A1 5.066% due 09/20/44	973	957
Medallion Trust (Ê) Series 2004-1G Class A1 3.223% due 05/25/35	1,437	1,288
Series 2007-1G Class A1 3.129% due 02/27/39	1,092	945

	Principal Amount ($) or Shares	Market Value $
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 3.358% due 08/08/34	803	649
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 5.301% due 06/05/33	1,206	1,026
		7,402
Mortgage-Backed Securities - 20.0%
Residential Accredit Loans, Inc. (Ê)(ß) Series 2003-QS1 Class A5 3.790% due 07/25/33	893	818
Series 2004-QS1 Class A2 3.690% due 01/25/34	817	774
Residential Asset Securitization Trust (Ê)(ß) Series 2003-A8 Class A2 3.490% due 10/25/18	1,827	1,760
Series 2003-A9 Class A3 3.690% due 08/25/33	1,729	1,588
Sequoia Mortgage Trust (Ê)(ß) Series 2003-2 Class A1 3.770% due 06/20/33	31	31
Series 2004-1 Class B1 3.660% due 02/20/34	753	636
		5,607
Total Long-Term Investments (cost $30,854)		25,142
Short-Term Investments - 7.5%
Federated Investors Prime Cash Obligations Fund	1,080,426	1,080
Goldman Sachs Financial Square Funds - Prime Obligations Fund	1,031,437	1,031
Total Short-Term Investments (cost $2,111)		2,111
Total Investments - 97.3% (identified cost $32,965)		27,253
Other Assets and Liabilities, Net - 2.7%		750
Net Assets - 100.0%		28,003

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund
5

SSgA
Yield Plus Fund

Presentation of Portfolio Holdings — February 29, 2008 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	43.3
International Debt	26.5
Mortgage-Backed Securities	20.0
Short-Term Investments	7.5
Total Investments	97.3
Other Assets and Liabilities, Net	2.7
100.0

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund
6

SSgA
Yield Plus Fund

Notes to Schedules of Investments — February 29, 2008 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments
7

SSgA
Yield Plus Fund

Statement of Assets and Liabilities — February 29, 2008 (Unaudited)

Amounts in thousands

Assets
Investments, at identified cost	$32,965
Investments, at market	27,253
Receivables:
Dividends and interest	66
Investments sold	803
Miscellaneous receivables	32
From advisor	19
Prepaid expenses	13
Total assets	28,186
Liabilities
Payables:
Accrued fees to affiliates	67
Other accrued expenses	9
Dividends	107
Total liabilities	183
Net Assets	$28,003
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$614
Accumulated net realized gain (loss)	(24,420)
Unrealized Appreciation (depreciation) on Investments	(5,712)
Shares of beneficial interest	4
Additional paid-in capital	57,517
Net Assets	$28,003
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$7.51
Net assets	$28,003,078
Shares outstanding (.001 par value)	3,728,424

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities
8

SSgA
Yield Plus Fund

Statement of Operations — For the Period Ended February 29, 2008 (Unaudited)

Amounts in thousands

Investment Income
Dividends	$62
Interest	2,393
Total investment income	2,455
Expenses
Advisory fees	74
Administrative fees	24
Custodian fees	32
Distribution fees	34
Transfer agent fees	18
Professional fees	24
Registration fees	16
Shareholder servicing fees	28
Trustees' fees	7
Insurance fees	1
Printing fees	7
Miscellaneous Expense	3
Expenses before reductions	268
Expense reductions	(89)
Net expenses	179
Net investment income (loss)	2,276
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(14,419)
Net realized gain (loss)	(14,419)
Net change in unrealized appreciation (depreciation) on:
Investments	4,251
Net change in unrealized appreciation (depreciation)	4,251
Net realized and unrealized gain (loss)	(10,168)
Net Increase (Decrease) in Net Assets from Operations	$(7,892)

See accompanying notes which are an integral part of the financial statements.

Statement of Operations
9

SSgA
Yield Plus Fund

Statement of Changes in Net Assets

Amounts in thousands	Six Months Ended February 29, 2008 (Unaudited)	Fiscal Year Ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,276	$10,835
Net realized gain (loss)	(14,419)	(7,146)
Net change in unrealized appreciation (depreciation)	4,251	(10,269)
Net increase (decrease) in net assets from operations	(7,892)	(6,580)
Distributions
From net investment income	(1,587)	(10,782)
Net decrease in net assets from distributions	(1,587)	(10,782)
Share Transactions
Net increase (decrease) in net assets from share transactions	(105,794)	(74,093)
Total Net Increase (Decrease) in Net Assets	(115,273)	(91,455)
Net Assets
Beginning of period	143,276	234,731
End of Period	$28,003	$143,276
Undistributed (overdistributed) net investment income included in net assets	$614	$(75)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets
10

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SSgA
Yield Plus Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions From Net Investment Income	$ Total Distributions	$ Net Asset Value, End of Period
Yield Plus Fund
February 29, 2008*	9.04	.30	(1.60)	(1.30)	(.23)	(.23)	7.51
August 31, 2007	9.94	.53	(.91)	(.38)	(.52)	(.52)	9.04
August 31, 2006	9.95	.47	(.03)	.44	(.45)	(.45)	9.94
August 31, 2005	9.96	.24	— (e)	.24	(.25)	(.25)	9.95
August 31, 2004	9.94	.11	.02	.13	(.11)	(.11)	9.96
August 31, 2003	9.92	.12	.01	.13	(.11)	(.11)	9.94

* For the six months ended February 29, 2008 (Unaudited).
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.
(e) Less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
12

	(%) Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover of the Portfolio(b)
Yield Plus Fund
February 29, 2008*	(14.64)	28,003	.61	.91	7.72	155
August 31, 2007	(4.10)	143,276	.60	.61	5.31	59
August 31, 2006	4.48	234,731	.59	.59	4.71	68
August 31, 2005	2.41	191,684	.56	.56	2.40	25
August 31, 2004	1.28	318,287	.57	.57	1.08	32
August 31, 2003	1.39	275,216	.58	.58	1.18	71

See accompanying notes which are an integral part of the financial statements.

Financial Highlights
13

SSgA
Yield Plus Fund

Notes to Financial Statements — February 29, 2008 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 27 investment portfolios which are in operation as of February 29, 2008. This financial statement reports on the SSgA Yield Plus Fund (the "Fund"). The Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At February 29, 2008, 3.4% of net assets of the Yield Plus Fund were priced using a qualified broker quote.

Short-Term instruments purchased by the Fund and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board. Certain securities, as of February 29, 2008 were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the board. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fund may use the fair value of a portfolio security to calculate their net asset value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Fund calculates its NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Fund determines that a market quotation is unreliable. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Fund's NAV fairly reflects security values as of the time of pricing when using the Fair Value

Notes to Financial Statements
14

SSgA
Yield Plus Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Procedures to price the Fund's securities. During the period covered by this report, certain of the fixed income markets in which the Fund invests experienced less liquidity than in prior periods, which affected the reliability of market quotations for certain fixed income securities. As a result, a higher percentage of the Fund's portfolio was priced using fair value procedures than in prior periods.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2007, the Fund had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2008	08/31/2009	08/31/2011	08/31/2014	Total
Yield Plus	$80,342	$2,135,735	$519,218	$262,655	$2,997,950

As of February 29, 2008, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

Components of Distributable Earnings:

Cost of Investments for Tax Purposes	$31,574,847
Gross Tax Unrealized Appreciation	—
Gross Tax Unrealized Depreciation	(4,321,974)
Net Tax Unrealized Appreciation (Depreciation)	$(4,321,974)

As permitted by tax regulations, the Fund may defer a net realized capital loss incurred from November 1, 2006 to August 31, 2007, and treat it as arising in the fiscal year 2008. As of August 31, 2007, the Fund realized a capital loss of $7,004,244.

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109" ("FIN 48"), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by taxing

Notes to Financial Statements
15

SSgA
Yield Plus Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

authorities. The Fund adopted the provisions of Fin 48 on September 1, 2007. Management has reviewed the Fund's tax positions for all open tax years, and concluded that adoption had no effect on the Fund's financial position or results of operations. At February 29, 2008, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future returns.

Dividends and Distributions to Shareholders

The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a fund are allocated among all funds of the Investment Company based principally on their relative average net assets.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Fund may utilize exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Fund may also purchase and sell call and put options on foreign currencies.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when

Notes to Financial Statements
16

SSgA
Yield Plus Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

For the six months ended February 29, 2008, there were no Fund transactions in written options contracts.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.  Investment Transactions

Securities

For the six months ended February 29, 2008, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

Purchases	Sales
$89,265,191	$184,580,576

Securities Lending

The Investment Company has a securities lending program whereby the Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 29, 2008, there were no outstanding securities on loan and no securities lending income earned during the year.

Notes to Financial Statements
17

SSgA
Yield Plus Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

4.  Related Parties

Advisor

SSgA Funds Management Inc. (the "Advisor") manages the Funds pursuant to a written Investment Advisory Agreement dated May 1, 2001, as amended, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation ("State Street Corp."), a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corp. make up State Street Global Advisors, the investment management arm of State Street Corp. and its affiliated companies. The Advisor directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Advisor, calculated daily and paid monthly, at 0.25% of its average daily net assets.

Effective October 1, 2007, the Advisor has contractually agreed to waive up to the full amount of the Fund's advisory fees and to reimburse the Fund for all expenses in excess of 0.50% of its average daily net assets on an annual basis until December 31, 2008 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver and reimbursement for the six months ended February 29, 2008 was $73,547 and $13,899, respectively.

The Advisor does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Fund is permitted to invest its cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 29, 2008, the Fund did not invest any of its cash reserves in the SSgA Prime Money Market Fund.

Boston Financial Data Services ("BFDS") a joint venture of DST Systems, Inc., and State Street Corporation serves as transfer, dividend paying, and shareholder servicing agent to the Fund. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for the Fund.

In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the six months ended February 29, 2008, the Fund's custodian fees were reduced by $1,136.

Administrator

Russell Fund Services Company ("RFSC" or the "Administrator") serves as the Investment Company's Administrator, pursuant to an Administration Agreement dated January 1, 2008 (the "Administration Agreement"). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company's operations. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. RFSC is a wholly owned subsidiary of Russell Investment Management Company ("RIMCo"). Until January 1, 2008, RIMCo, a wholly owned subsidiary of Russell Investment Group, served as the SSgA Funds' administrator pursuant to an Administration Agreement dated April 12, 1988, as amended (the "RIMCo Agreement"). RIMCo transferred its rights and duties under the RIMCo Agreement and benefits from the RIMCo Agreement to RFSC. The Administration Agreement is identical in all materials respects to the RIMCO Agreement, including with respect to the services contemplated under the Administration Agreement. RFSC also serves as the administrator to proprietary mutual funds advised by RIMCo.

The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all four of the Investment Company's U.S. Fixed Income portfolios which include the Bond Market Fund, Intermediate Fund and High Yield Bond Fund, other of the Investment Company Funds not presented

Notes to Financial Statements
18

SSgA
Yield Plus Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

herein: $0 up to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund of the Investment Company with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a Distribution Agreements dated March 1, 2002, as amended, between the Investment Company and State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company maintains a Distribution Plan pursuant to Rule (12b-1) (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has a Shareholder Service Agreement with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively, the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a maximum of 0.175% to each of the other named affiliated Agents, based upon the average daily value of all shares held by or for customers of these Agents.

For the six months ended February 29, 2008, the Fund paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	CitiStreet
Yield Plus	$7,355	$216	$3,381

The Fund did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 29, 2008.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

The Fund has implemented an optional Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain funds of the Investment Company until distribution in accordance with the Deferral Plan.

Notes to Financial Statements
19

SSgA
Yield Plus Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 29, 2008 were as follows:

Advisory fees	$6,446
Administration fees	3,333
Custodian fees	10,583
Distribution fees	21,804
Shareholder servicing fees	14,399
Transfer agent fees	7,472
Trustees' fees	2,801
$66,838

Beneficial Interest

As of February 29, 2008, there were three shareholders (all of which were also an affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of Fund which amounted to 48.7% of the total outstanding shares of the Fund.

5.  Fund Share Transactions (amounts in thousands)

	For the Periods Ended
	Shares		Dollars
Yield Plus Fund	February 29, 2008	August 31, 2007	February 29, 2008	August 31, 2007
Proceeds from shares sold	674	19,637	$5,833	$193,889
Proceeds from reinvestment of distributions	248	1,089	2,157	10,794
Payments for shares redeemed	(13,044)	(28,482)	(113,784)	(278,776)
Total net increase (decrease)	(12,122)	(7,756)	$(105,794)	$(74,093)

6.  Interfund Lending Program

The Fund has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Investment Company may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the six months ended February 29, 2008, the Fund did not utilize the Interfund Lending Program.

Notes to Financial Statements
20

SSgA
Yield Plus Fund

Notes to Financial Statements, continued — February 29, 2008 (Unaudited)

7.  Illiquid or Restricted Securities

As of February 29, 2008, the Fund identified the following securities as illiquid in light of the unprecedented developments in the credit markets prevailing at the time:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Yield Plus Fund - 66.6%
ACE Securities Corp.	09/22/05	980,000	100.00	980	978
Amortizing Residential Collateral Trust	06/07/04	1,793,000	100.51	1,802	1,723
ARMS II	08/27/04	1,941,000	100.13	1,943	1,932
Asset Backed Funding Certificates	04/05/06	1,245,000	101.40	1,263	1,117
GE Business Loan Trust	06/03/04	1,958,508	100.00	1,959	1,957
JP Morgan Mortgage Acquisition Corp.	06/08/06	3,000,000	100.00	3,000	1,398
Residential Accredit Loans, Inc.	06/30/03	893,000	99.99	893	818
Residential Accredit Loans, Inc.	02/17/04	817,000	100.16	819	774
Residential Asset Securitization Trust	07/24/03	1,729,000	99.92	1,728	1,588
Residential Asset Securitization Trust	08/27/03	1,827,000	99.28	1,814	1,760
Sequoia Mortgage Trust	04/16/03	31,000	100.00	31	31
Sequoia Mortgage Trust	01/15/04	753,000	100.00	753	636
Structured Asset Investment Loan Trust	05/22/03	1,923,000	99.94	1,922	1,558
Structured Asset Investment Loan Trust	09/23/03	621,000	100.00	621	301
Structured Asset Investment Loan Trust	11/24/03	538,000	100.00	538	431
Structured Asset Investment Loan Trust	08/04/04	1,229,000	100.67	1,237	937
Structured Asset Investment Loan Trust	10/22/04	960,000	100.03	961	716
					18,655

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). A liquid trading market exists for the following restricted securities held as of February 29, 2008:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount($) or Shares Outstanding	Cost per Unit $	(000) $	(000) $
Yield Plus Fund - 7.0%
GE Business Loan Trust	06/03/04	1,958,508	100.00	1,959	1,957

8.  Subsequent Events

On April 1, 2008, the Fund's Board approved a plan to liquidate the Fund. It is anticipated that the liquidation will occur on or about May 31, 2008 (the "Liquidation Date").

In anticipation of the liquidation, the Fund will cease public sale of its shares, including to existing shareholders, as soon as practicable. Please note that the Fund will no longer pursue its investment objectives and strategies as disclosed in the Prospectus but will instead take reasonable steps to preserve the value of the Fund's assets in preparation for the distribution of liquidation proceeds on the Liquidation Date.

Shareholders may redeem shares of the Fund, and may exchange shares of the Fund for shares of another fund of the Investment Company, until the Liquidation Date. On the Liquidation Date, any remaining shareholders in the Fund will receive their pro rata share of the net assets of the Fund.

Notes to Financial Statements
21

SSgA
Yield Plus Fund

Shareholder Requests for Additional Information — February 29, 2008 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments is available in the Funds semiannual and annual financial statements. The Fund's Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
22

SSgA
Yield Plus Fund

Disclosure of Information about Fund Trustees and Officers —
February 29, 2008 (Unaudited)

The following tables provide information for each trustee and principal officers of the Investment Company, which consists of 27 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 47 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	27	Listed under Principal Occupations

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 68 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee (ex-officio) Member, Governance Committee (ex-officio) Member, Valuation Committee (ex-officio) Member, Qualified Legal and Compliance Committee (ex-officio)	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
23

SSgA
Yield Plus Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

William L. Marshall Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	27	Listed under Principal Occupations

Steven J. Mastrovich Age 51 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	27	Listed under Principal Occupations

Patrick J. Riley Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
24

SSgA
Yield Plus Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 62 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	27	Listed under Principal Occupations

Bruce D. Taber Age 64 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Qualified Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Henry W. Todd Age 60 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Qualified Legal and Compliance Committee Audit Committee Financial Expert	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	27	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers
25

SSgA
Yield Plus Fund

Disclosure of Information about Fund Trustees and Officers, continued —
February 29, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 42 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Ellen M. Needham Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since May 2006	Until successor is chosen and qualified by Trustees	• Principal, SSgA Funds Management, Inc. (investment advisor); and
• July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Mark E. Swanson Age 44 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc., Russell Investment Management Company and Russell Fund Services Company.

Julie B. Piatelli Age 40 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since August 2007	Until successor is chosen and qualified by Trustees	• 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and • 1999-2004, Senior Manager, PricewaterhouseCoopers LLC.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Secretary and Chief Legal Officer, Frank Russell Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships), Russell International Services Company Inc. (expatriate employee services), Russell Real Estate Advisors Inc., Russell Capital Inc., A Street Investment Associates Inc. (real estate investment); and Russell Corporate Ventures Inc.; Chief Legal Officer, Russell Trust Company, Russell Implementation Services Inc. (institutional brokerage firm).

Gregory J. Lyons Age 47 909 A Street Tacoma, WA 98402	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;
• Director and Secretary, Russell Investment Management Company, Russell Fund Distributors, Inc., and Russell Fund Services Company; and
• Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds

Disclosure of Information about Fund Trustees and Officers
26

SSgA
Yield Plus Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James E. Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Julie B. Piatelli, Chief Compliance Officer

Deedra S. Walkey, Chief Legal Officer

Gregory J. Lyons, Secretary

Rick Chase, Assistant Treasurer

Ross E. Erickson, Assistant Treasurer

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111-2900

Administrator

Russell Fund Services Company
909 A Street
Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Fund Management and Service Providers
27

YPSAR-02/08 (50045)

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer

Date:  May 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President, Chief Executive Officer and Principal Executive Officer

Date:  May 5, 2008

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  May 5, 2008